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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Australia Index Portfolio
ING BlackRock Science and Technology Opportunities Portfolio
ING Euro STOXX 50® Index Portfolio
ING Emerging Markets Index Portfolio
ING FTSE 100 Index® Portfolio
ING Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING International Index Portfolio
ING Japan TOPIX Index Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING Small Company Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 3.2%
74,502		APN News & Media Ltd.	$26,229	0.0
87,080		Aristocrat Leisure Ltd.	241,227	0.1
71,058	L	Billabong International Ltd.	97,400	0.1
66,067		Crown Ltd.	621,302	0.3
92,320	L	David Jones Ltd.	239,717	0.1
118,991		Echo Entertainment Group Ltd.	470,587	0.2
365,299	L	John Fairfax Holdings Ltd.	156,366	0.1
8,110		Fleetwood Corp. Ltd.	85,100	0.0
9,634	L	Flight Centre Ltd.	233,979	0.1
12,243		G.U.D. Holdings Ltd.	103,933	0.1
99,829	L	Harvey Norman Holdings Ltd.	199,756	0.1
18,845		Invocare Ltd.	167,328	0.1
16,976	L	JB Hi-Fi Ltd.	158,990	0.1
101,552	L	Myer Holdings Ltd.	182,787	0.1
42,270	L	Navitas Ltd.	184,208	0.1
53,362		News Corp., Inc.	1,325,234	0.7
162,649		Pacific Brands Ltd.	102,164	0.1
4,543		Reject Shop Ltd./The	58,019	0.0
99,863		Seven West Media Ltd.	117,253	0.1
97,924		Southern Cross Media Group Ltd.	101,951	0.1
23,026	L	Super Retail Group Ltd.	185,820	0.1
127,501		TABCORP Holdings Ltd.	364,362	0.2
238,008		Tattersall’s Ltd.	666,410	0.3
157,467	L	Ten Network Holdings Ltd.	59,348	0.0
22,666	L	Wotif.Com Holdings Ltd.	90,232	0.0
			6,239,702	3.2
		Consumer Staples: 8.4%
92,247		Coca-Cola Amatil Ltd.	1,295,093	0.7
293,313		Goodman Fielder Ltd.	151,927	0.1
37,738		GrainCorp Ltd.	351,004	0.2
150,272		Metcash Ltd.	550,152	0.3
112,171		Treasury Wine Estates Ltd.	583,085	0.3
202,005		Wesfarmers Ltd.	7,149,427	3.6
214,885		Woolworths Ltd.	6,398,631	3.2
			16,479,319	8.4
		Energy: 6.4%
32,279	@, L	Aquila Resources Ltd.	85,675	0.0
74,648	@	Aurora Oil and Gas Ltd.	277,682	0.1
93,485		Australian Worldwide Exploration Ltd.	126,457	0.1
212,306		Beach Petroleum Ltd.	277,256	0.1
32,950	@	Buru Energy Ltd.	99,634	0.1
23,576		Caltex Australia Ltd.	401,683	0.2
75,535	@, L	Coalspur Mines Ltd.	54,344	0.0
60,979	@	Drillsearch Energy Ltd.	97,455	0.1
29,671	@	Karoon Gas Australia Ltd.	165,092	0.1
54,856	@, L	Linc Energy Ltd.	35,417	0.0
190,777		Oil Search Ltd.	1,461,370	0.7
189,476		Origin Energy Ltd.	2,220,103	1.1
135,285	@	Paladin Resources Ltd.	173,061	0.1
166,386		Santos Ltd.	1,952,116	1.0
161,203	@	Senex Energy Ltd.	107,033	0.1
103,757		Whitehaven Coal Ltd.	305,865	0.2
108,834		Woodside Petroleum Ltd.	3,723,063	1.9
36,030		WorleyParsons Ltd.	1,051,294	0.5
			12,614,600	6.4
		Financials: 40.5%
46,559		Abacus Property Group	93,629	0.0
507,587		AMP Ltd.	2,267,794	1.1
56,622		Ardent Leisure Group	78,578	0.0
30,585		ASX Ltd.	934,521	0.5
41,027		Australand Property Group	124,786	0.1
473,322		Australia & New Zealand Banking Group Ltd.	12,096,043	6.1
53,863		Bank of Queensland Ltd.	421,835	0.2
69,190		Bendigo Bank Ltd.	549,836	0.3
69,120		BWP Trust	142,518	0.1
248,977		Centro Retail Australia	539,826	0.3
410,051		CFS Retail Property Trust	818,167	0.4
96,486		Challenger Financial Services Group Ltd.	324,743	0.2
72,917	@, X	Chapter HA Units Contingent	—	—
38,473		Charter Hall Group	114,383	0.1
43,111		Charter Hall Retail REIT	152,888	0.1
277,716		Commonwealth Bank of Australia	15,990,372	8.1
409,859		Commonwealth Property Office Fund	439,091	0.2
845,043		Dexus Property Group	830,791	0.4
225,303	L	FKP Property Group	57,928	0.0
34,041		FlexiGroup Ltd./Australia	113,812	0.1
249,206		Goodman Group	1,018,565	0.5
284,200		GPT Group	999,064	0.5
108,135		Henderson Group PLC	185,979	0.1
107,232		Investa Office Fund	320,443	0.2
361,733		Insurance Australia Group	1,631,482	0.8
35,929		IOOF Holdings Ltd.	212,487	0.1
90,824		Lend Lease Corp., Ltd.	735,698	0.4
59,459		Macquarie Group Ltd.	1,743,499	0.9
596,420		Mirvac Group	882,062	0.4
396,098		National Australia Bank Ltd.	10,414,149	5.3
7,216		Perpetual Ltd.	193,565	0.1
41,754	L	Platinum Asset Management Ltd.	153,078	0.1
206,359		QBE Insurance Group Ltd.	2,755,989	1.4
387,660		Stockland	1,337,319	0.7
224,680		Suncorp-Metway Ltd.	2,143,101	1.1
362,712		Westfield Group	3,811,526	1.9
490,630		Westfield Retail Trust	1,464,982	0.7
537,047		Westpac Banking Corp.	13,770,358	7.0
			79,864,887	40.5
		Health Care: 4.1%
27,819		Acrux Ltd.	91,873	0.0

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
23,656		Ansell Ltd.	$392,349	0.2
9,874		Cochlear Ltd.	685,020	0.3
88,186		CSL Ltd.	4,194,464	2.1
27,121	@, L	Mesoblast Ltd.	187,452	0.1
81,460		Primary Health Care Ltd.	304,378	0.2
22,515		Ramsay Health Care Ltd.	559,706	0.3
139,926		ResMed, Inc.	561,129	0.3
200,755		Sigma Pharmaceuticals Ltd.	132,811	0.1
67,832		Sonic Healthcare Ltd.	950,200	0.5
			8,059,382	4.1
		Industrials: 6.2%
58,467		ALS Ltd./Queensland	518,313	0.3
170,330		Asciano Group	767,742	0.4
107,424		Australian Infrastructure Fund	335,473	0.2
80,533		Boart Longyear Group	136,266	0.1
28,209		Bradken Ltd.	161,961	0.1
271,118		Brambles Ltd.	1,964,585	1.0
19,238	L	Cabcharge Australia Ltd.	108,736	0.1
24,118		Cardno Ltd.	181,315	0.1
90,127	L	CSR Ltd.	145,255	0.1
23,598	L	Decmil Group Ltd.	66,275	0.0
72,271	@	Downer EDI Ltd.	267,550	0.1
110,234		Emeco Holdings Ltd.	83,195	0.0
48,864	L	GWA Group Ltd.	92,155	0.0
62,563	L	Industrea Ltd.	80,565	0.0
28,549	L	Leighton Holdings Ltd.	488,472	0.2
106,360		Macmahon Holdings Ltd.	30,214	0.0
69,062	@	Macquarie Atlas Roads Group	104,096	0.0
37,264		Mermaid Marine Australia Ltd.	119,489	0.1
24,363	L	Mineral Resources Ltd.	192,866	0.1
15,010	L	Monadelphous Group Ltd.	305,283	0.2
48,277		NRW Holdings Ltd.	102,156	0.0
395,561	@	Qantas Airways Ltd.	497,806	0.2
281,226		QR National Ltd.	990,085	0.5
102,391		Qube Logistics Holdings Ltd.	156,613	0.1
34,808		SAI Global Ltd.	152,589	0.1
57,027		Seek Ltd.	402,265	0.2
17,016		Seven Group Holdings Ltd.	119,731	0.1
35,372		Skilled Group Ltd.	94,514	0.0
252,100		Sydney Airport	825,135	0.4
118,434		Toll Holdings Ltd.	538,635	0.3
80,975		Transfield Services Ltd.	145,935	0.1
153,428	@	Transpacific Industries Group Ltd.	141,063	0.1
254,668		Transurban Group	1,579,016	0.8
28,591	L	UGL Ltd.	309,311	0.2
231,429	@, X	Virgin Australia Holdings Ltd.	—	—
173,400	@	Virgin Australia Holdings Ltd.	72,452	0.0
			12,277,112	6.2
		Information Technology: 0.6%
37,243	L	carsales.com.au Ltd.	298,203	0.1
88,923		Computershare Ltd.	762,944	0.4
17,410	L	Iress Market Technology Ltd.	133,850	0.1
11,784		SMS Management & Technology Ltd.	76,715	0.0
			1,271,712	0.6
		Materials: 20.8%
77,550		Adelaide Brighton Ltd.	241,454	0.1
13,193	@	Alacer Gold Corp.	95,002	0.1
432,337		Alumina Ltd.	376,447	0.2
210,725		Amcor Ltd.	1,690,812	0.9
219,796		Arrium Ltd.	123,225	0.1
150,278	@	Atlas Iron Ltd.	217,439	0.1
45,681		Ausdrill Ltd.	136,566	0.1
118,080	@	Bathurst Resources Ltd.	49,815	0.0
124,919	@	Beadell Resources Ltd.	126,799	0.1
559,770		BHP Billiton Ltd.	19,126,713	9.7
540,387		BlueScope Steel Ltd.	234,167	0.1
130,053	L	Boral Ltd.	515,326	0.3
25,430	@, L	Cudeco Ltd.	120,881	0.1
76,512	@, L	Discovery Metals Ltd.	101,531	0.1
62,727		DuluxGroup Ltd.	214,247	0.1
79,322	@	Evolution Mining Ltd.	158,769	0.1
31,586	@	Fletcher Building Ltd.	181,621	0.1
297,109	L	Fortescue Metals Group Ltd.	1,065,156	0.5
138,266	@	Gindalbie Metals Ltd.	38,369	0.0
58,375	@, L	Gryphon Minerals Ltd.	55,710	0.0
73,080		Iluka Resources Ltd.	747,020	0.4
35,703		Imdex Ltd.	60,528	0.0
284,427		Incitec Pivot Ltd.	873,363	0.4
40,607	L	Independence Group NL	176,228	0.1
161,605	@	Integra Mining Ltd.	94,376	0.1
92,290	@	Intrepid Mines Ltd.	44,182	0.0
75,607		James Hardie Industries SE	679,062	0.3
25,228		Kingsgate Consolidated Ltd.	157,169	0.1
290,324	@, L	Lynas Corp. Ltd.	234,826	0.1
32,389		Medusa Mining Ltd.	201,962	0.1
14,996	@	Mineral Deposits Ltd.	90,871	0.1
128,687	@	Mirabela Nickel Ltd.	56,973	0.0
111,967		Mount Gibson Iron Ltd.	86,453	0.0
133,148		Newcrest Mining Ltd.	4,002,580	2.0
31,238		Nufarm Ltd.	196,405	0.1
23,125	@, L	OceanaGold Corp.	76,580	0.0
63,431		Orica Ltd.	1,631,191	0.8
54,943		OZ Minerals Ltd.	381,427	0.2
82,033		Pan Australian Resources Ltd.	258,234	0.1
79,602	@	Perseus Mining Ltd.	239,396	0.1
63,574	@	Regis Resources Ltd.	373,852	0.2
114,382	@	Resolute Mining Ltd.	229,051	0.1
76,009		Rio Tinto Ltd.	4,174,968	2.1
16,390	@	Sandfire Resources NL	141,386	0.1
99,403	@	Saracen Mineral Holdings Ltd.	50,799	0.0
38,465	@, L	Silver Lake Resources Ltd.	144,128	0.1
29,036		Sims Group Ltd.	287,201	0.1
85,092	@	St Barbara Ltd.	189,417	0.1
428,151	@	Sundance Resources Ltd.	151,001	0.1
13,426		Troy Resources NL	68,772	0.0

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
24,858	L	Western Areas NL	$109,416	0.1
			41,078,866	20.8
		Telecommunication Services: 4.7%
24,137	L	M2 Telecommunications Group Ltd.	86,513	0.0
25,788		Singapore Telecommunications Ltd.	67,175	0.0
61,315	@	Telecom Corp. of New Zealand Ltd.	120,113	0.1
2,170,414		Telstra Corp., Ltd.	8,798,856	4.5
49,988		TPG Telecom Ltd.	115,014	0.1
			9,187,671	4.7
		Utilities: 1.8%
95,214		AGL Energy Ltd.	1,475,151	0.7
110,255	L	APA Group	540,879	0.3
180,905		DUET Group	381,793	0.2
133,095	@	Energy World Corp. Ltd.	54,839	0.0
138,751		Envestra Ltd.	129,894	0.1
83,984		Hastings Diversified Utilities Fund	226,504	0.1
280,312		SP AusNet	303,892	0.2
206,457	#	Spark Infrastructure Group	348,336	0.2
			3,461,288	1.8
		Total Common Stock
		(Cost $195,100,797)	190,534,539	96.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
		Securities Lending Collateral(cc)(1): 3.6%
1,670,767		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,670,801, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,704,182, due 09/01/18-08/01/48)	$1,670,767	0.8
1,670,767		Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,670,801, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $1,704,183, due 06/30/14-03/31/19)	1,670,767	0.8
1,670,767		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.17%, due 10/01/12 (Repurchase Amount $1,670,790, collateralized by various U.S. Government Agency Obligations, 1.250%-5.870%, Market Value plus accrued interest $1,704,194, due 08/20/13-01/22/37)	1,670,767	0.9
1,670,767		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,670,807, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,704,182, due 10/24/12-10/01/40)	1,670,767	0.9
351,741		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $351,748, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $358,776, due 07/01/41-09/01/42)	351,741	0.2
			7,034,809	3.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
435,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $435,000)	$435,000	0.2
		Total Short-Term Investments
		(Cost $7,469,809)	7,469,809	3.8
		Total Investments in Securities (Cost $202,570,606)	$198,004,348	100.5
		Liabilities in Excess of Other Assets	(940,046)	(0.5)
		Net Assets	$197,064,302	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $204,890,732.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$15,591,503
	Gross Unrealized Depreciation	(22,477,887)
	Net Unrealized Depreciation	$(6,886,384)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$6,239,702	$—	$6,239,702
Consumer Staples	—	16,479,319	—	16,479,319
Energy	—	12,614,600	—	12,614,600
Financials	—	79,864,887	—	79,864,887
Health Care	—	8,059,382	—	8,059,382
Industrials	—	12,277,112	—	12,277,112
Information Technology	—	1,271,712	—	1,271,712
Materials	—	40,927,865	151,001	41,078,866
Telecommunication Services	—	9,187,671	—	9,187,671
Utilities	226,504	3,234,784	—	3,461,288
Total Common Stock	226,504	190,157,034	151,001	190,534,539
Short-Term Investments	435,000	7,034,809	—	7,469,809
Total Investments, at fair value	$661,504	$197,191,843	$151,001	$198,004,348
Other Financial Instruments+
Forward Foreign Currency Contracts	—	604	—	604
Total Assets	$661,504	$197,192,447	$151,001	$198,004,952
Liabilities Table
Other Financial Instruments+
Futures	$(25,827)	$—	$—	$(25,827)
Forward Foreign Currency Contracts	—	(6,312)	—	(6,312)
Total Liabilities	$(25,827)	$(6,312)	$—	$(32,139)

+               Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#               The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Australian Dollar	1,680,000	Buy	12/19/12	$1,736,858	$1,730,546	$(6,312)
							$(6,312)

JPMorgan Chase & Co.	Australian Dollar	100,000	Sell	12/19/12	$103,613	$103,009	$604
							$604

ING Australia Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	58	12/20/12	$6,593,917	$(25,827)
			$6,593,917	$(25,827)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Equity contracts	$(25,827)
Foreign exchange contracts	(5,708)
Total	$(31,535)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 6.4%
47,075	@	Amazon.com, Inc.	$11,972,114	3.6
44,200		Expedia, Inc.	2,556,528	0.8
12,700		New Oriental Education & Technology Group ADR	211,709	0.0
9,810	@	Priceline.com, Inc.	6,069,741	1.8
20,200	@	TripAdvisor, Inc.	665,186	0.2
			21,475,278	6.4
		Health Care: 1.6%
40,500		Amgen, Inc.	3,414,960	1.1
20,200		Sanofi-Aventis	1,728,645	0.5
			5,143,605	1.6
		Information Technology: 88.7%
109,900		Accenture PLC	7,696,297	2.3
188,100	@	ACI Worldwide, Inc.	7,949,106	2.4
40,500	@	Alliance Data Systems Corp.	5,748,975	1.7
134,702	@	Allot Communications Ltd.	3,572,297	1.1
4,771		Altera Corp.	162,142	0.0
26,900		Amphenol Corp.	1,583,872	0.5
84,800		Analog Devices, Inc.	3,323,312	1.0
53,978		Apple, Inc.	36,017,360	10.8
67,092		ASML Holding NV	3,588,647	1.1
58,068	@	Autodesk, Inc.	1,937,729	0.6
136,350		Avago Technologies Ltd.	4,753,843	1.4
110,500	@	Avnet, Inc.	3,214,445	1.0
207,800		Broadcom Corp.	7,185,724	2.2
798,226		Cisco Systems, Inc.	15,238,134	4.6
43,709	@	Citrix Systems, Inc.	3,346,798	1.0
28,750	@	Cognizant Technology Solutions Corp.	2,010,200	0.6
3,622	@	Commvault Systems, Inc.	212,611	0.1
51,910	@	Concur Technologies, Inc.	3,827,324	1.1
30,403	@	E2open, Inc.	412,873	0.1
181,300	@	eBay, Inc.	8,776,733	2.6
12,500	@	Eloqua, Inc.	246,875	0.1
124,301	@	EMC Corp.	3,389,688	1.0
71,290	@	F5 Networks, Inc.	7,464,063	2.2
363,953	@	Fairchild Semiconductor International, Inc.	4,775,063	1.4
5,352		Fidelity National Information Services, Inc.	167,089	0.0
24,047	@	Fiserv, Inc.	1,780,199	0.5
244,630	@	Fortinet, Inc.	5,905,368	1.8
16,160	@	Google, Inc. - Class A	12,192,720	3.7
17,753		International Business Machines Corp.	3,682,860	1.1
134,800		Intel Corp.	3,057,264	0.9
113,200		Intuit, Inc.	6,665,216	2.0
324,437		Jabil Circuit, Inc.	6,073,461	1.8
4,569		Jack Henry & Associates, Inc.	173,165	0.1
9,200	@	Juniper Networks, Inc.	157,412	0.0
3,770		KLA-Tencor Corp.	179,848	0.1
4,745	@	Lam Research Corp.	150,820	0.0
25,464		Lender Processing Services, Inc.	710,191	0.2
173,059		Linear Technology Corp.	5,511,929	1.7
15,600		Mastercard, Inc.	7,043,088	2.1
235,700		Maxim Integrated Products	6,274,334	1.9
2,385		Mercadolibre, Inc.	196,882	0.1
164,500	L	Microchip Technology, Inc.	5,385,730	1.6
70,356	@	Micros Systems, Inc.	3,455,887	1.0
218,583		Microsoft Corp.	6,509,402	2.0
1,493	@	MicroStrategy, Inc.	200,167	0.1
282,961	@	NetApp, Inc.	9,303,758	2.8
152,770	@	NXP Semiconductor NV	3,820,778	1.1
3,000	@, L	Palo Alto Networks, Inc.	184,710	0.1
15,924	@	Polycom, Inc.	157,170	0.0
65,611	@	QLIK Technologies, Inc.	1,470,343	0.4
160,934		Qualcomm, Inc.	10,056,766	3.0
7,100	@	Rackspace Hosting, Inc.	469,239	0.1
78,253	@	Red Hat, Inc.	4,455,726	1.3
331,485	@	Riverbed Technolgoy, Inc.	7,713,656	2.3
62,600	@	Salesforce.com, Inc.	9,558,394	2.9
1,825		Samsung Electronics Co., Ltd.	2,199,305	0.7
2,700	L	SAP AG ADR ADR	192,591	0.1
6,900	@, L	ServiceNow, Inc.	266,892	0.1
6,043	@	Skyworks Solutions, Inc.	142,403	0.0
32,978	@	SolarWinds, Inc.	1,838,194	0.6
72,300		Tencent Holdings Ltd.	2,447,766	0.7
80,674	@	Teradata Corp.	6,083,626	1.8
6,100		Texas Instruments, Inc.	168,055	0.1
73,263	@	TIBCO Software, Inc.	2,214,740	0.7
78,000		Visa, Inc.	10,473,840	3.1
3,819	@	VMware, Inc.	369,450	0.1
183,929	@	Web.com Group, Inc.	3,301,526	1.0
10,043		Western Union Co.	182,983	0.1
203,700		Xilinx, Inc.	6,805,617	2.0
			295,784,671	88.7
		Total Common Stock
		(Cost $295,553,043)	322,403,554	96.7

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateral(cc)(1): 0.2%
715,759

Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $715,777, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $730,074, due 11/30/12-07/01/40)

		(Cost $715,759)	$715,759	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.3%
10,978,266		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $10,978,266)	$10,978,266	3.3

		Total Short-Term Investments
		(Cost $11,694,025)	11,694,025	3.5
		Total Investments in Securities (Cost $307,247,068)	$334,097,579	100.2
		Liabilities in Excess of Other Assets	(560,926)	(0.2)
		Net Assets	$333,536,653	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $313,033,917.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$31,284,965
		Gross Unrealized Depreciation	(10,221,303)
		Net Unrealized Appreciation	$21,063,662

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$21,475,278	$—	$—	$21,475,278
Health Care	3,414,960	1,728,645	—	5,143,605
Information Technology	287,548,953	8,235,718	—	295,784,671
Total Common Stock	312,439,191	9,964,363	—	322,403,554
Short-Term Investments	10,978,266	715,759	—	11,694,025
Total Investments, at fair value	$323,417,457	$10,680,122	$—	$334,097,579
Other Financial Instruments+
Forward Foreign Currency Contracts	—	296,700	—	296,700
Total Assets	$323,417,457	$10,976,822	$—	$334,394,279
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(718,080)	$—	$(718,080)
Total Liabilities	$—	$(718,080)	$—	$(718,080)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	382,000	Buy	10/17/12	$486,456	$490,975	$4,519
Citigroup, Inc.	EU Euro	996,000	Buy	10/17/12	1,237,900	1,280,134	42,234
Citigroup, Inc.	EU Euro	1,471,000	Buy	10/17/12	1,810,193	1,890,638	80,445
Deutsche Bank AG	EU Euro	833,000	Buy	10/17/12	1,029,927	1,070,634	40,707
Royal Bank of Scotland Group PLC	Swiss Franc	3,216,000	Buy	10/17/12	3,330,361	3,420,612	90,251
UBS Warburg LLC	EU Euro	196,000	Buy	10/17/12	253,019	251,914	(1,105)
UBS Warburg LLC	EU Euro	765,000	Buy	10/17/12	944,897	983,235	38,338
UBS Warburg LLC	EU Euro	260,000	Buy	10/17/12	333,965	334,171	206
							$295,595

Citigroup, Inc.	EU Euro	955,000	Sell	10/17/12	$1,154,392	$1,227,437	$(73,045)
Citigroup, Inc.	Swiss Franc	967,000	Sell	10/17/12	987,268	1,028,524	(41,256)
Citigroup, Inc.	EU Euro	1,965,000	Sell	10/17/12	2,398,939	2,525,564	(126,625)
UBS Warburg LLC	EU Euro	569,000	Sell	10/17/12	698,601	731,321	(32,720)
UBS Warburg LLC	EU Euro	292,000	Sell	10/17/12	358,791	375,301	(16,510)
UBS Warburg LLC	Swiss Franc	688,000	Sell	10/17/12	703,722	731,772	(28,050)
UBS Warburg LLC	EU Euro	5,023,000	Sell	10/17/12	6,129,361	6,455,933	(326,572)
UBS Warburg LLC	Swiss Franc	1,561,000	Sell	10/17/12	1,588,495	1,660,316	(71,821)
UBS Warburg LLC	Hong Kong Sar Dollar	13,624,000	Sell	10/17/12	1,756,648	1,757,024	(376)
							$(716,975)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 7.2%
119,912		Bayerische Motoren Werke AG	$8,793,105	1.2
366,630		DaimlerChrysler AG	17,794,595	2.5
79,078		Inditex S.A.	9,825,668	1.4
99,680		LVMH Moet Hennessy Louis Vuitton S.A.	14,963,776	2.1
			51,377,144	7.2
		Consumer Staples: 10.4%
277,441		Anheuser-Busch InBev NV	23,734,702	3.3
221,824		Carrefour S.A.	4,601,434	0.7
225,724		Groupe Danone	13,888,577	2.0
88,918		L’Oreal S.A.	10,993,916	1.5
586,789		Unilever NV	20,811,078	2.9
			74,029,707	10.4
		Energy: 9.6%
998,136	L	ENI S.p.A.	21,882,604	3.0
290,658		Repsol YPF S.A.	5,648,674	0.8
828,319		Total S.A.	41,208,802	5.8
			68,740,080	9.6
		Financials: 23.2%
168,734		Allianz AG	20,123,804	2.8
498,379	L	Assicurazioni Generali S.p.A.	7,184,839	1.0
702,715		AXA S.A.	10,461,792	1.5
3,687,052	@	Banco Santander Central Hispano S.A.	27,521,651	3.9
2,007,614		Banco Bilbao Vizcaya Argentaria S.A.	15,795,622	2.2
394,706		BNP Paribas	18,713,438	2.6
347,386		Deutsche Bank AG	13,759,762	1.9
1,440,534	**, @	ING Groep NV	11,409,321	1.6
5,210,946		Intesa Sanpaolo S.p.A.	7,945,886	1.1
60,047		Muenchener Rueckversicherungs AG	9,389,097	1.3
289,491	@	Societe Generale	8,203,573	1.1
34,032		Unibail	6,781,404	1.0
2,015,961	@	UniCredit SpA	8,389,100	1.2
			165,679,289	23.2
		Health Care: 10.2%
308,465		Bayer AG	26,524,799	3.7
79,451		Cie Generale D’Optique Essilor International S.A.	7,434,708	1.1
449,522		Sanofi-Aventis	38,468,509	5.4
			72,428,016	10.2
		Industrials: 9.1%
165,812		Cie de Saint-Gobain	5,803,774	0.8
347,424		Koninklijke Philips Electronics NV	8,111,466	1.1
204,705		Schneider Electric S.A.	12,102,858	1.7
310,290		Siemens AG	31,035,376	4.4
188,866		Vinci S.A.	8,035,865	1.1
			65,089,339	9.1
		Information Technology: 5.1%
156,612		ASML Holding NV	8,376,933	1.2
1,396,927	L	Nokia OYJ	3,625,323	0.5
344,797		SAP AG	24,536,927	3.4
			36,539,183	5.1
		Materials: 7.5%
116,623		Air Liquide	14,455,541	2.0
344,574		ArcelorMittal	4,959,956	0.7
342,847		BASF AG	28,969,226	4.1
270,609	@	CRH PLC	5,197,119	0.7
			53,581,842	7.5
		Telecommunication Services: 7.3%
1,111,297		Deutsche Telekom AG	13,666,474	1.9
721,817		France Telecom S.A.	8,740,900	1.2
1,484,532		Telefonica S.A.	19,841,738	2.8
485,342		Vivendi	9,457,863	1.4
			51,706,975	7.3
		Utilities: 7.3%
746,406		E.ON AG	17,736,802	2.5
2,377,189		Enel S.p.A.	8,421,575	1.2
510,962		Gaz de France	11,390,382	1.6
1,463,709		Iberdrola S.A.	6,636,473	0.9
182,549		RWE AG	8,168,713	1.1
			52,353,945	7.3
		Total Common Stock
		(Cost $710,128,181)	691,525,520	96.9
PREFERRED STOCK: 1.4%
		Consumer Discretionary: 1.4%
53,659		Volkswagen AG	9,811,297	1.4

		Total Preferred Stock
		(Cost $8,593,604)	9,811,297	1.4

		Total Long-Term Investments
		(Cost $718,721,785)	701,336,817	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateral(cc)(1): 4.7%
8,008,206		Cantor Fitzgerald, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $8,008,390, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $8,168,370, due 01/15/13-08/20/62)	$8,008,206	1.1

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (cc)(1): (continued)
8,008,206		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $8,008,371, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $8,168,370, due 09/01/18-08/01/48)	$8,008,206	1.1
8,008,206		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $8,008,338, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $8,168,370, due 05/20/41-09/20/41)	8,008,206	1.1
8,008,206		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $8,008,397, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $8,168,370, due 10/24/12-10/01/40)	8,008,206	1.1
1,685,938		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,685,973, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,719,657, due 07/01/41-09/01/42)	1,685,938	0.3
			33,718,762	4.7
		Total Short-Term Investments
		(Cost $33,718,762)	33,718,762	4.7
		Total Investments in Securities (Cost $752,440,547)	$735,055,579	103.0
		Liabilities in Excess of Other Assets	(21,681,934)	(3.0)
		Net Assets	$713,373,645	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	**	Investment in affiliate
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $793,988,624.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$58,076,420
		Gross Unrealized Depreciation	(117,009,465)
		Net Unrealized Depreciation	$(58,933,045)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$51,377,144	$—	$51,377,144
Consumer Staples	—	74,029,707	—	74,029,707
Energy	—	68,740,080	—	68,740,080
Financials	—	165,679,289	—	165,679,289
Health Care	—	72,428,016	—	72,428,016
Industrials	—	65,089,339	—	65,089,339
Information Technology	—	36,539,183	—	36,539,183
Materials	—	53,581,842	—	53,581,842
Telecommunication Services	—	51,706,975	—	51,706,975
Utilities	—	52,353,945	—	52,353,945
Total Common Stock	—	691,525,520	—	691,525,520
Preferred Stock	—	9,811,297	—	9,811,297
Short-Term Investments	—	33,718,762	—	33,718,762
Total Investments, at fair value	$—	$735,055,579	$—	$735,055,579
Other Financial Instruments+
Forward Foreign Currency Contracts	—	4,674	—	4,674
Total Assets	$—	$735,060,253	$—	$735,060,253
Liabilities Table
Other Financial Instruments+
Futures	$(315,678)	$—	$—	$(315,678)
Forward Foreign Currency Contracts	—	(76,116)	—	(76,116)
Total Liabilities	$(315,678)	$(76,116)	$—	$(391,794)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	3,700,000	Buy	12/19/12	$4,835,020	$4,758,904	$(76,116)
							$(76,116)

UBS Warburg LLC	EU Euro	230,000	Sell	12/19/12	$300,498	$295,824	$4,674
							$4,674

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	272	12/21/12	$8,581,048	$(315,678)
			$8,581,048	$(315,678)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Equity contracts	$(315,678)
Foreign exchange contracts	(71,442)
Total	$(387,120)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 7.8%
29,328		Grupo Televisa SAB ADR	$689,501	0.9
3,878		Hyundai Mobis	1,078,104	1.4
8,776		Hyundai Motor Co.	1,979,490	2.5
14,996		Kia Motors Corp.	931,752	1.2
22,260		Naspers Ltd.	1,380,609	1.8
			6,059,456	7.8
		Consumer Staples: 4.2%
37,215		BRF - Brasil Foods SA ADR	643,820	0.8
42,834		Cia de Bebidas das Americas ADR	1,639,257	2.1
11,099		Fomento Economico Mexicano SAB de CV ADR	1,020,886	1.3
			3,303,963	4.2
		Energy: 18.8%
956,000		China Petroleum & Chemical Corp.	886,772	1.1
193,500		China Shenhua Energy Co., Ltd.	747,704	1.0
1,016,000		CNOOC Ltd.	2,062,825	2.6
303,171		Gazprom OAO ADR	3,040,805	3.9
29,014		Lukoil OAO ADR	1,787,262	2.3
5,141		NovaTek OAO GDR	610,332	0.8
1,200,000		PetroChina Co., Ltd.	1,551,389	2.0
119,582		Petroleo Brasileiro SA ADR	2,639,175	3.3
31,181		Sasol Ltd.	1,390,352	1.8
			14,716,616	18.8
		Financials: 22.1%
108,841		Banco Bradesco SA ADR	1,749,075	2.2
4,283,000		Bank of China Ltd.	1,621,239	2.1
4,105,000		China Construction Bank	2,831,179	3.6
423,000		China Life Insurance Co., Ltd.	1,217,627	1.6
24,261		ICICI Bank Ltd. ADR	973,837	1.3
3,705,000		Industrial and Commercial Bank of China Ltd.	2,174,021	2.8
129,830		Itau Unibanco Holding SA ADR	1,983,802	2.5
20,890		KB Financial Group, Inc.	740,454	1.0
107,000		Ping An Insurance Group Co. of China Ltd.	800,543	1.0
122,870		Sberbank of Russia ADR	1,441,265	1.8
24,290		Shinhan Financial Group Co., Ltd.	825,583	1.1
67,968		Standard Bank Group Ltd.	863,432	1.1
			17,222,057	22.1
		Industrials: 0.7%
2,379		Hyundai Heavy Industries	535,513	0.7

		Information Technology: 23.2%
569,100		Hon Hai Precision Industry Co., Ltd.	1,781,878	2.3
29,630	@	SK Hynix, Inc.	602,169	0.8
24,467	L	Infosys Ltd. ADR	1,187,628	1.5
65,000		MediaTek, Inc.	684,388	0.9
6,288		Samsung Electronics Co., Ltd.	7,577,658	9.7
1,401,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,309,860	5.5
57,700		Tencent Holdings Ltd.	1,953,473	2.5
			18,097,054	23.2
		Materials: 9.8%
21,780		AngloGold Ashanti Ltd.	759,225	1.0
651,855		China Steel Corp.	593,837	0.8
226,000		Formosa Plastics Corp.	643,926	0.8
41,236	L	Gold Fields Ltd.	521,106	0.7
30,560		Impala Platinum Holdings Ltd.	510,454	0.6
2,641		LG Chem Ltd.	780,709	1.0
3,722		Posco	1,218,051	1.6
15,000		Uralkali GDR	622,534	0.8
113,973		Vale SA ADR	1,978,571	2.5
			7,628,413	9.8
		Telecommunication Services: 11.8%
111,209		America Movil SAB de CV ADR	2,829,157	3.6
343,000		China Mobile Ltd.	3,802,468	4.9
216,000		Chunghwa Telecom Co., Ltd.	690,044	0.9
96,547		MTN Group Ltd.	1,863,852	2.4
			9,185,521	11.8
		Total Common Stock (Cost $75,016,712)	76,748,593	98.4

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateral(cc)(1): 1.1%
847,009		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $847,030, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $863,949, due 11/30/12-07/01/40) (Cost $847,009)	$847,009	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.4%
1,124,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,124,000)	$1,124,000	1.4
		Total Short-Term Investments (Cost $1,971,009)	1,971,009	2.5
		Total Investments in Securities (Cost $76,987,721)	$78,719,602	100.9
		Liabilities in Excess of Other Assets	(722,501)	(0.9)
		Net Assets	$77,997,101	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $77,138,899.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,071,890
		Gross Unrealized Depreciation	(1,491,187)
		Net Unrealized Appreciation	$1,580,703

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$689,501	$5,369,955	$—	$6,059,456
Consumer Staples	3,303,963	—	—	3,303,963
Energy	7,467,242	7,249,374	—	14,716,616
Financials	4,164,177	13,057,880	—	17,222,057
Industrials	—	535,513	—	535,513
Information Technology	1,187,628	16,909,426	—	18,097,054
Materials	1,978,571	5,649,842	—	7,628,413
Telecommunication Services	2,829,157	6,356,364	—	9,185,521
Total Common Stock	21,620,239	55,128,354	—	76,748,593
Short-Term Investments	1,124,000	847,009	—	1,971,009
Total Investments, at fair value	$22,744,239	$55,975,363	$—	$78,719,602
Liabilities Table
Other Financial Instruments+
Futures	$(8,328)	$—	$—	$(8,328)
Total Liabilities	$(8,328)	$—	$—	$(8,328)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Emerging Markets Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	10	12/21/12	$497,000	$(8,328)
			$497,000	$(8,328)

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 6.1%
237,141		British Sky Broadcasting PLC	$2,846,299	0.5
102,336		Burberry Group PLC	1,657,035	0.3
42,603		Carnival PLC	1,569,317	0.3
434,492		Compass Group PLC	4,802,996	0.9
380,473		GKN PLC	1,322,914	0.2
67,701		Intercontinental Hotels Group PLC	1,777,813	0.3
844,421		ITV PLC	1,207,131	0.2
553,034		Kingfisher PLC	2,364,214	0.4
375,155		Marks & Spencer Group PLC	2,165,026	0.4
37,117		Next PLC	2,070,727	0.4
189,832		Pearson PLC	3,710,953	0.7
283,887		Reed Elsevier PLC	2,717,732	0.5
41,520		Whitbread PLC	1,522,857	0.3
293,817		WPP PLC	4,002,056	0.7
			33,737,070	6.1
		Consumer Staples: 17.0%
81,359		Associated British Foods PLC	1,695,311	0.3
454,048		British American Tobacco PLC	23,330,606	4.2
588,034		Diageo PLC	16,558,001	3.0
233,639		Imperial Tobacco Group PLC	8,655,548	1.6
326,253		J Sainsbury PLC	1,833,544	0.3
150,614		Reckitt Benckiser PLC	8,677,575	1.6
218,524		SABMiller PLC	9,615,098	1.7
108,790		Tate & Lyle PLC	1,170,141	0.2
1,875,777		Tesco PLC	10,072,977	1.8
281,666		Unilever PLC	10,284,200	1.9
525,963		WM Morrison Supermarkets PLC	2,425,076	0.4
			94,318,077	17.0
		Energy: 19.4%
73,089		Amec PLC	1,356,355	0.2
786,598		BG Group PLC	15,916,638	2.9
4,446,817		BP PLC	31,349,604	5.6
75,931		John Wood Group PLC	987,318	0.2
60,438		Petrofac Ltd.	1,561,533	0.3
863,387		Royal Dutch Shell PLC - Class A	29,921,640	5.4
618,360		Royal Dutch Shell PLC - Class B	22,004,901	4.0
211,018		Tullow Oil PLC	4,681,266	0.8
			107,779,255	19.4
		Financials: 17.8%
211,018		Aberdeen Asset Management PLC	1,061,743	0.2
44,974		Admiral Group PLC	766,490	0.1
678,232		Aviva PLC	3,504,672	0.6
2,843,687		Barclays PLC	9,875,033	1.8
206,562		British Land Co. PLC	1,744,663	0.3
130,363		Capital Shopping Centres Group PLC	690,520	0.1
165,195		Hammerson PLC	1,205,789	0.2
50,940		Hargreaves Lansdown PLC	518,093	0.1
4,234,067		HSBC Holdings PLC	39,333,571	7.1
181,783		Land Securities Group PLC	2,240,343	0.4
1,368,459		Legal & General Group PLC	2,921,538	0.5
9,689,362	@	Lloyds TSB Group PLC	6,100,995	1.1
1,141,637		Old Mutual PLC	3,140,784	0.6
595,730		Prudential PLC	7,735,738	1.4
311,912		Resolution Ltd.	1,094,555	0.2
477,884	@	Royal Bank of Scotland Group PLC	1,985,513	0.4
822,878	L	Royal & Sun Alliance Insurance Group	1,471,096	0.3
26,385		Schroders PLC	648,375	0.1
455,136		Standard Chartered PLC	10,312,916	1.9
549,484		Standard Life PLC	2,425,576	0.4
			98,778,003	17.8
		Health Care: 8.5%
291,402		AstraZeneca PLC	13,913,025	2.5
1,172,175		GlaxoSmithKline PLC	27,056,951	4.9
130,588		Shire PLC	3,852,196	0.7
209,340		Smith & Nephew PLC	2,309,312	0.4
			47,131,484	8.5
		Industrials: 6.3%
58,855		Aggreko PLC	2,203,219	0.4
83,827		Babcock International Group	1,256,881	0.2
757,391		BAE Systems PLC	3,982,182	0.7
76,607		Bunzl PLC	1,373,791	0.2
151,884		Capita Group PLC	1,902,215	0.3
233,456		Experian Group Ltd.	3,887,221	0.7
328,765		Group 4 Securicor PLC	1,412,142	0.3
74,727		IMI PLC	1,088,599	0.2
381,088	@	International Consolidated Airlines Group SA	918,547	0.2
37,529		Intertek Group PLC	1,663,848	0.3
181,183		Meggitt PLC	1,156,299	0.2
295,881		Melrose PLC	1,159,384	0.2
436,991	@	Rolls-Royce Holdings PLC	5,961,315	1.1
116,000		Serco Group PLC	1,087,877	0.2
91,528		Smiths Group PLC	1,537,520	0.3
49,613		Weir Group PLC	1,420,278	0.3
66,637		Wolseley PLC	2,850,470	0.5
			34,861,788	6.3
		Information Technology: 0.8%
321,267		ARM Holdings PLC	2,998,604	0.5
289,318		Sage Group PLC	1,466,012	0.3
			4,464,616	0.8
		Materials: 11.5%
305,065		Anglo American PLC	8,980,605	1.6
82,859		Antofagasta PLC	1,694,638	0.3
493,097		BHP Billiton PLC	15,398,507	2.8
167,864	@	CRH PLC	3,231,480	0.6
31,473		Croda International	1,235,527	0.2
57,123		Eurasian Natural Resources Corp.	285,603	0.0
78,006		Evraz PLC	311,481	0.1

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
38,510		Fresnillo PLC	$1,155,886	0.2
824,271	L	Glencore International PLC	4,578,441	0.8
47,842	@	Johnson Matthey PLC	1,868,706	0.3
48,908		Kazakhmys PLC	548,730	0.1
45,566		Polymetal International PLC	799,718	0.1
21,449		Randgold Resources Ltd.	2,638,504	0.5
204,358		Rexam PLC	1,437,890	0.3
291,280		Rio Tinto PLC	13,620,068	2.4
23,510		Vedanta Resources PLC	392,211	0.1
378,767		Xstrata PLC	5,875,822	1.1
			64,053,817	11.5
		Telecommunication Services: 7.1%
1,839,312		BT Group PLC	6,856,502	1.2
11,527,548		Vodafone Group PLC	32,757,153	5.9
			39,613,655	7.1
		Utilities: 4.5%
1,202,824		Centrica PLC	6,364,896	1.1
849,818		National Grid PLC	9,374,250	1.7
84,567		Pennon Group PLC	987,666	0.2
220,560		Scottish & Southern Energy PLC	4,963,206	0.9
55,583		Severn Trent PLC	1,507,239	0.3
159,177		United Utilities Group PLC	1,840,268	0.3
			25,037,525	4.5
		Total Common Stock (Cost $478,569,810)	549,775,290	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
		Securities Lending Collateral(cc)(1): 1.0%
1,260,870		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,260,896, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,286,087, due 09/01/18-08/01/48)	$1,260,870	0.2
1,260,870		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $1,260,895, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,286,090, due 02/23/14-04/01/48)	1,260,870	0.3
1,260,870		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,260,891, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,286,087, due 05/20/41-09/20/41)	1,260,870	0.2
1,260,870		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,260,900, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,286,087, due 10/24/12-10/01/40)	1,260,870	0.2
265,444		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $265,449, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $270,753, due 07/01/41-09/01/42)	265,444	0.1
			5,308,924	1.0
		Total Short-Term Investments (Cost $5,308,924)	5,308,924	1.0
		Total Investments in Securities (Cost $483,878,734)	$555,084,214	100.0
		Assets in Excess of Other Liabilities	228,139	—
		Net Assets	$555,312,353	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2012 (Unaudited) (continued)

Cost for federal income tax purposes is $485,697,850.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$95,681,336
Gross Unrealized Depreciation	(26,294,972)
Net Unrealized Appreciation	$69,386,364

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$33,737,070	$—	$33,737,070
Consumer Staples	—	94,318,077	—	94,318,077
Energy	—	107,779,255	—	107,779,255
Financials	—	98,778,003	—	98,778,003
Health Care	—	47,131,484	—	47,131,484
Industrials	—	34,861,788	—	34,861,788
Information Technology	—	4,464,616	—	4,464,616
Materials	—	64,053,817	—	64,053,817
Telecommunication Services	—	39,613,655	—	39,613,655
Utilities	—	25,037,525	—	25,037,525
Total Common Stock	—	549,775,290	—	549,775,290
Short-Term Investments	—	5,308,924	—	5,308,924
Total Investments, at fair value	$—	$555,084,214	$—	$555,084,214
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,760	—	1,760
Total Assets	$—	$555,085,974	$—	$555,085,974
Liabilities Table
Other Financial Instruments+
Futures	$(147,954)	$—	$—	$(147,954)
Forward Foreign Currency Contracts	—	(12,876)	—	(12,876)
Total Liabilities	$(147,954)	$(12,876)	$—	$(160,830)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	British Pound	1,370,000	Buy	12/19/12	$2,224,635	$2,211,759	$(12,876)
							$(12,876)

JPMorgan Chase & Co.	British Pound	170,000	Sell	12/19/12	$276,212	$274,452	$1,760
							$1,760

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING FTSE 100 Index® Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	49		$4,520,435	$(147,954)
			$4,520,435	$(147,954)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Equity contracts	$(147,954)
Foreign exchange contracts	(11,116)
Total	$(159,070)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 3.4%
833,000		Belle International Holdings	$1,505,352	1.0
230,779	L	Esprit Holdings Ltd.	353,723	0.2
1,033,028		Li & Fung Ltd.	1,592,985	1.1
437,200		Sands China Ltd.	1,618,678	1.1
			5,070,738	3.4
		Consumer Staples: 3.2%
215,286	L	China Resources Enterprise	716,376	0.5
143,500		Hengan International Group Co., Ltd.	1,351,912	0.9
352,000		Tingyi Cayman Islands Holding Corp.	1,055,571	0.7
1,313,000		Want Want China Holdings Ltd.	1,671,395	1.1
			4,795,254	3.2
		Energy: 11.5%
703,000	L	China Coal Energy Co. - Class H	637,643	0.4
3,024,337		China Petroleum & Chemical Corp.	2,805,333	1.9
611,841		China Shenhua Energy Co., Ltd.	2,364,216	1.6
3,222,714		CNOOC Ltd.	6,543,205	4.3
3,804,604		PetroChina Co., Ltd.	4,918,683	3.3
			17,269,080	11.5
		Financials: 57.8%
1,845,800		AIA Group Ltd.	6,839,486	4.6
14,340,746		Bank of China Ltd.	5,428,387	3.6
1,572,451		Bank of Communications Co., Ltd.	1,060,651	0.7
266,784		Bank of East Asia Ltd.	995,292	0.7
665,129		BOC Hong Kong Holdings Ltd.	2,103,535	1.4
249,739		Cheung Kong Holdings Ltd.	3,648,367	2.4
15,178,107		China Construction Bank	10,468,193	7.0
1,342,911		China Life Insurance Co., Ltd.	3,865,638	2.6
738,991		China Overseas Land & Investment Ltd.	1,862,413	1.2
364,000		China Resources Land Ltd.	795,782	0.5
401,706		Hang Lung Properties Ltd.	1,367,761	0.9
138,143		Hang Seng Bank Ltd.	2,111,796	1.4
171,024		Henderson Land Development Co., Ltd.	1,224,780	0.8
185,541		Hong Kong Exchanges and Clearing Ltd.	2,787,531	1.9
2,407,764	@	HSBC Holdings PLC	22,391,392	14.9
13,306,340		Industrial and Commercial Bank of China Ltd.	7,807,897	5.2
664,264		New World Development Ltd.	1,023,630	0.7
367,216		Ping An Insurance Group Co. of China Ltd.	2,747,403	1.8
535,265		Sino Land Co.	996,801	0.7
259,555		Sun Hung Kai Properties Ltd.	3,776,642	2.5
122,591	L	Swire Pacific Ltd.	1,496,687	1.0
273,637		Wharf Holdings Ltd.	1,892,145	1.3
			86,692,209	57.8
		Industrials: 4.2%
209,818		Cathay Pacific Airways Ltd.	339,555	0.2
204,285		China Merchants Holdings International Co., Ltd.	626,077	0.4
228,811	L	Citic Pacific Ltd.	273,219	0.2
294,697		Cosco Pacific Ltd.	409,983	0.3
385,464		Hutchison Whampoa Ltd.	3,717,325	2.5
261,143		MTR Corp.	987,231	0.6
			6,353,390	4.2
		Information Technology: 4.5%
199,275		Tencent Holdings Ltd.	6,746,592	4.5

		Materials: 0.2%
721,728	@, L	Aluminum Corp. of China Ltd.	294,311	0.2

		Telecommunication Services: 8.9%
1,086,601		China Mobile Ltd.	12,045,963	8.0
849,110		China Unicom Ltd.	1,383,719	0.9
			13,429,682	8.9
		Utilities: 5.3%
343,654		China Resources Power Holdings Co.	751,603	0.5
324,431		CLP Holdings Ltd.	2,753,764	1.8
941,203		Hong Kong & China Gas	2,379,180	1.6
250,822		Power Assets Holdings Ltd.	2,129,724	1.4
			8,014,271	5.3
		Total Common Stock (Cost $140,751,261)	148,665,527	99.0

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateral(cc)(1): 1.3%
935,498		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $935,543, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $954,208, due 09/01/18-08/01/48)	$935,498	0.6
1,000,000		Goldman Sachs & Co., Repurchase Agreement dated 09/28/12, 0.21%, due 10/01/12 (Repurchase Amount $1,000,017, collateralized by various U.S. Government Agency Obligations, 2.500%-5.299%, Market Value plus accrued interest $1,020,000, due 07/01/13-09/01/42)	1,000,000	0.7
			1,935,498	1.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
694,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $694,000)	694,000	0.5
		Total Short-Term Investments (Cost $2,629,498)	2,629,498	1.8
		Total Investments in Securities (Cost $143,380,759)	$151,295,025	100.8
		Liabilities in Excess of Other Assets	(1,263,487)	(0.8)
		Net Assets	$150,031,538	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $145,687,758.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$16,861,333
		Gross Unrealized Depreciation	(11,254,066)
		Net Unrealized Appreciation	$5,607,267

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$5,070,738	$—	$5,070,738
Consumer Staples	—	4,795,254	—	4,795,254
Energy	—	17,269,080	—	17,269,080
Financials	—	86,692,209	—	86,692,209
Industrials	—	6,353,390	—	6,353,390
Information Technology	—	6,746,592	—	6,746,592
Materials	—	294,311	—	294,311
Telecommunication Services	—	13,429,682	—	13,429,682
Utilities	—	8,014,271	—	8,014,271
Total Common Stock	—	148,665,527	—	148,665,527
Short-Term Investments	694,000	1,935,498	—	2,629,498
Total Investments, at fair value	$694,000	$150,601,025	$—	$151,295,025
Other Financial Instruments+
Futures	29,114	—	—	29,114
Total Assets	$723,114	$150,601,025	$—	$151,324,139

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Hang Seng Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	12	10/30/12	$1,615,285	$29,114
			$1,615,285	$29,114

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 10.3%
35,635	@	Apollo Group, Inc. - Class A	$1,035,197	0.2
99,792		CBS Corp. - Class B	3,625,443	0.5
239,942		Comcast Corp. — Class A	8,582,725	1.2
82,600	@	Delphi Automotive PLC	2,560,600	0.4
30,600	@	Discovery Communications, Inc. - Class A	1,824,678	0.3
74,000		Foot Locker, Inc.	2,627,000	0.4
66,100		Gap, Inc.	2,365,058	0.3
51,200		Harley-Davidson, Inc.	2,169,344	0.3
103,867		Home Depot, Inc.	6,270,451	0.9
184,144		Lowe’s Cos., Inc.	5,568,515	0.8
92,757		Macy’s, Inc.	3,489,518	0.5
18,224		McDonald’s Corp.	1,672,052	0.2
87,673	@	Michael Kors Holdings Ltd.	4,662,450	0.7
113,500		Newell Rubbermaid, Inc.	2,166,715	0.3
25,500		Petsmart, Inc.	1,758,990	0.3
5,065	@	Priceline.com, Inc.	3,133,868	0.5
98,779		Starbucks Corp.	5,013,034	0.7
55,648		TJX Cos., Inc.	2,492,474	0.4
129,300		Walt Disney Co.	6,759,804	1.0
52,303		Wyndham Worldwide Corp.	2,744,861	0.4
			70,522,777	10.3
		Consumer Staples: 10.5%
168,965		Altria Group, Inc.	5,641,741	0.8
36,900		Beam, Inc.	2,123,226	0.3
59,407	L	Campbell Soup Co.	2,068,552	0.3
116,956		Coca-Cola Co.	4,436,141	0.6
74,100		Coca-Cola Enterprises, Inc.	2,317,107	0.3
50,042		ConAgra Foods, Inc.	1,380,659	0.2
66,244		Costco Wholesale Corp.	6,632,681	1.0
69,543		CVS Caremark Corp.	3,367,272	0.5
30,255		Estee Lauder Cos., Inc.	1,862,800	0.3
28,100		JM Smucker Co.	2,425,873	0.4
62,025		Kroger Co.	1,460,069	0.2
23,199		Molson Coors Brewing Co.	1,045,115	0.1
56,028	@	Monster Beverage Corp.	3,034,476	0.4
26,512		PepsiCo, Inc.	1,876,254	0.3
112,267		Philip Morris International, Inc.	10,097,294	1.5
105,453		Procter & Gamble Co.	7,314,220	1.1
47,600		Walgreen Co.	1,734,544	0.3
131,446		Wal-Mart Stores, Inc.	9,700,715	1.4
37,300		Whole Foods Market, Inc.	3,633,020	0.5
			72,151,759	10.5
		Energy: 11.6%
46,100	@	Cameron International Corp.	2,584,827	0.4
117,454		Chevron Corp.	13,690,438	2.0
29,700		Diamond Offshore Drilling	1,954,557	0.3
138,500		EnCana Corp.	3,035,920	0.4
42,600	@	Ensco PLC	2,324,256	0.3
45,951		EOG Resources, Inc.	5,148,809	0.8
296,519		ExxonMobil Corp.	27,116,663	3.9
162,100		Halliburton Co.	5,461,149	0.8
43,156		Marathon Petroleum Corp.	2,355,886	0.3
49,784		National Oilwell Varco, Inc.	3,988,196	0.6
41,436		Phillips 66	1,921,387	0.3
48,275		Royal Dutch Shell PLC - Class A ADR	3,350,768	0.5
22,535		Schlumberger Ltd.	1,629,957	0.2
136,366		Statoil ASA ADR	3,516,879	0.5
58,000		Valero Energy Corp.	1,837,440	0.3
			79,917,132	11.6
		Financials: 14.8%
53,521		American Express Co.	3,043,204	0.4
30,104	@	American International Group, Inc.	987,110	0.1
16,296		American Tower Corp.	1,163,372	0.2
60,500		Ameriprise Financial, Inc.	3,429,745	0.5
50,000		Axis Capital Holdings Ltd.	1,746,000	0.3
183,111		Bank of America Corp.	1,616,870	0.2
151,137		BB&T Corp.	5,011,703	0.7
33,554	@	Berkshire Hathaway, Inc.	2,959,463	0.4
19,333		Blackrock, Inc.	3,447,074	0.5
159,623		Blackstone Group LP	2,279,417	0.3
23,200		Capital One Financial Corp.	1,322,632	0.2
211,531		Citigroup, Inc.	6,921,294	1.0
46,980		Discover Financial Services	1,866,515	0.3
39,239		Entertainment Properties Trust	1,743,389	0.3
215,786		Fifth Third Bancorp.	3,346,841	0.5
14,170		Franklin Resources, Inc.	1,772,242	0.3
14,478		Goldman Sachs Group, Inc.	1,645,859	0.2
143,651		Host Hotels & Resorts, Inc.	2,305,599	0.3
287,353		JPMorgan Chase & Co.	11,632,049	1.7
334,307		Keycorp	2,921,843	0.4
79,298		Lincoln National Corp.	1,918,219	0.3
113,735		Metlife, Inc.	3,919,308	0.6
38,972		PNC Financial Services Group, Inc.	2,459,133	0.4
69,537		Prudential Financial, Inc.	3,790,462	0.6
48,700		Travelers Cos., Inc.	3,324,262	0.5
197,184		US Bancorp.	6,763,411	1.0
129,419		Weingarten Realty Investors	3,637,968	0.5
359,855		Wells Fargo & Co.	12,425,793	1.8

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
96,200		XL Group PLC	$2,311,686	0.3
			101,712,463	14.8

		Health Care: 11.7%
147,043		Abbott Laboratories	10,081,268	1.5
46,698		Aetna, Inc.	1,849,241	0.3
16,932		Amgen, Inc.	1,427,706	0.2
26,700	@	Biogen Idec, Inc.	3,984,441	0.6
20,900		Cooper Cos., Inc.	1,974,214	0.3
66,400	@	Express Scripts Holding Co.	4,161,288	0.6
94,087	@	Gilead Sciences, Inc.	6,240,791	0.9
23,503		Humana, Inc.	1,648,735	0.2
125,025		Johnson & Johnson	8,615,473	1.3
118,300		Medtronic, Inc.	5,101,096	0.7
258,352		Merck & Co., Inc.	11,651,675	1.7
576,461		Pfizer, Inc.	14,325,056	2.1
69,092		UnitedHealth Group, Inc.	3,828,388	0.6
34,700	@	Watson Pharmaceuticals, Inc.	2,955,052	0.4
36,660		WellPoint, Inc.	2,126,646	0.3
			79,971,070	11.7
		Industrials: 9.4%
106,072		Ametek, Inc.	3,760,252	0.5
85,500		Boeing Co.	5,952,510	0.9
107,009		Danaher Corp.	5,901,546	0.9
97,582		Dover Corp.	5,805,153	0.8
36,800		Equifax, Inc.	1,714,144	0.2
57,900		Fluor Corp.	3,258,612	0.5
93,574		General Dynamics Corp.	6,187,113	0.9
320,642		General Electric Co.	7,281,780	1.1
30,744		Northrop Grumman Corp.	2,042,324	0.3
31,300		Pall Corp.	1,987,237	0.3
36,836		Raytheon Co.	2,105,546	0.3
40,785		Roper Industries, Inc.	4,481,864	0.7
191,400		Southwest Airlines Co.	1,678,578	0.2
105,672		Tyco International Ltd.	5,945,107	0.9
52,535		Union Pacific Corp.	6,235,904	0.9
			64,337,670	9.4
		Information Technology: 20.1%
27,812		Accenture PLC	1,947,674	0.3
42,900		Analog Devices, Inc.	1,681,251	0.2
54,944		Apple, Inc.	36,661,933	5.3
480,100		Cisco Systems, Inc.	9,165,109	1.3
23,100	@	Citrix Systems, Inc.	1,768,767	0.3
186,800	@	EMC Corp.	5,094,036	0.7
19,704	@	Google, Inc. - Class A	14,866,668	2.2
96,701		Hewlett-Packard Co.	1,649,719	0.2
39,315		International Business Machines Corp.	8,155,897	1.2
277,665		Intel Corp.	6,297,442	0.9
28,700		Intuit, Inc.	1,689,856	0.3
49,200		Jabil Circuit, Inc.	921,024	0.1
49,400		Microchip Technology, Inc.	1,617,356	0.2
35,222	@	Micros Systems, Inc.	1,730,105	0.3
541,950		Microsoft Corp.	16,139,271	2.4
99,900	@	NetApp, Inc.	3,284,712	0.5
226,600	@	Nvidia Corp.	3,022,844	0.4
352,688		Oracle Corp.	11,106,145	1.6
55,679		Qualcomm, Inc.	3,479,381	0.5
42,300	@	Seagate Technology	1,311,300	0.2
40,500		Visa, Inc.	5,438,340	0.8
32,500		Western Digital Corp.	1,258,725	0.2
			138,287,555	20.1
		Materials: 3.6%
12,135		CF Industries Holdings, Inc.	2,696,883	0.4
53,900		Eastman Chemical Co.	3,072,839	0.4
57,700		EI Du Pont de Nemours & Co.	2,900,579	0.4
137,265		Freeport-McMoRan Copper & Gold, Inc.	5,432,949	0.8
103,370		International Paper Co.	3,754,398	0.5
50,000		Monsanto Co.	4,551,000	0.7
62,700		Nucor Corp.	2,398,902	0.4
			24,807,550	3.6
		Telecommunication Services: 3.8%
317,464		AT&T, Inc.	11,968,393	1.8
89,926		CenturyTel, Inc.	3,633,010	0.5
232,338		Verizon Communications, Inc.	10,587,643	1.5
			26,189,046	3.8
		Utilities: 3.5%
55,523		Ameren Corp.	1,813,937	0.3
122,076		CenterPoint Energy, Inc.	2,600,219	0.4
75,615		DTE Energy Co.	4,532,363	0.6
79,891		Entergy Corp.	5,536,446	0.8
124,782		Great Plains Energy, Inc.	2,777,647	0.4
103,014		Public Service Enterprise Group, Inc.	3,314,991	0.5
101,920		UGI Corp.	3,235,960	0.5
			23,811,563	3.5
		Total Common Stock (Cost $627,929,028)	681,708,585	99.3

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Securities Lending Collateral(cc)(1): 0.2%
1,000,000		Goldman Sachs & Co., Repurchase Agreement dated 09/28/12, 0.21%, due 10/01/12 (Repurchase Amount $1,000,017, collateralized by various U.S. Government Agency Obligations, 2.500%-5.299%, Market Value plus accrued interest $1,020,000, due 07/01/13-09/01/42)	$1,000,000	0.1
660,234		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $660,250, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $673,439, due 11/30/12-07/01/40)	660,234	0.1
			1,660,234	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
3,884,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,884,000)	$3,884,000	0.6
		Total Short-Term Investments (Cost $5,544,234)	5,544,234	0.8
		Total Investments in Securities (Cost $633,473,262)	$687,252,819	100.1
		Liabilities in Excess of Other Assets	(684,366)	(0.1)
		Net Assets	$686,568,453	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $638,159,729.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$62,051,071
		Gross Unrealized Depreciation	(12,957,981)
		Net Unrealized Appreciation	$49,093,090

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$681,708,585	$—	$—	$681,708,585
Short-Term Investments	3,884,000	1,660,234	—	5,544,234
Total Investments, at fair value	$685,592,585	$1,660,234	$—	$687,252,819
Liabilities Table
Other Financial Instruments+
Futures	$(39,226)	$—	$—	$(39,226)
Total Liabilities	$(39,226)	$—	$—	$(39,226)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Index Plus LargeCap Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	48	12/21/12	$3,442,080	$(39,226)
			$3,442,080	$(39,226)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Equity contracts	$(147,954)
Foreign exchange contracts	(11,116)
Total	$(159,070)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus Midcap Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Consumer Discretionary: 13.1%
73,866		Advance Auto Parts, Inc.	$5,055,389	0.8
84,100		American Eagle Outfitters	1,772,828	0.3
80,530	@	Ascena Retail Group, Inc.	1,727,369	0.3
34,138	@	Bally Technologies, Inc.	1,686,076	0.3
135,723		Brinker International, Inc.	4,791,022	0.8
96,000		Chico’s FAS, Inc.	1,738,560	0.3
81,105		Cinemark Holdings, Inc.	1,819,185	0.3
54,900	@	Delphi Automotive PLC	1,701,900	0.3
40,232		Dick’s Sporting Goods, Inc.	2,086,029	0.3
222,312		Foot Locker, Inc.	7,892,076	1.3
85,696		Guess ?, Inc.	2,178,392	0.3
68,294		Harley-Davidson, Inc.	2,893,617	0.5
72,867	@	Life Time Fitness, Inc.	3,332,937	0.5
187,378	@	LKQ Corp.	3,466,493	0.6
73,761	@	Michael Kors Holdings Ltd.	3,922,610	0.6
168,600		Newell Rubbermaid, Inc.	3,218,574	0.5
20,800	@	Panera Bread Co.	3,554,512	0.6
126,360		Petsmart, Inc.	8,716,313	1.4
23,377		PVH Corp.	2,190,892	0.3
66,074		Regis Corp.	1,214,440	0.2
214,427	@, L	Saks, Inc.	2,210,742	0.3
51,271		Scripps Networks Interactive - Class A	3,139,323	0.5
18,773		Sotheby’s	591,350	0.1
10,153	L	Strayer Education, Inc.	653,346	0.1
78,995		Thor Industries, Inc.	2,869,098	0.5
52,402	@	Toll Brothers, Inc.	1,741,318	0.3
22,772		Tractor Supply Co.	2,251,923	0.4
76,384	@	WMS Industries, Inc.	1,251,170	0.2
30,340		Wyndham Worldwide Corp.	1,592,243	0.2
			81,259,727	13.1
		Consumer Staples: 2.7%
24,300		Beam, Inc.	1,398,222	0.2
29,400		Church & Dwight Co., Inc.	1,587,306	0.3
77,695		Flowers Foods, Inc.	1,567,885	0.2
41,417		Harris Teeter Supermarkets, Inc.	1,608,636	0.3
22,700		Ingredion, Inc.	1,252,132	0.2
18,900		JM Smucker Co.	1,631,637	0.3
29,408	@	Monster Beverage Corp.	1,592,737	0.3
12,074	@	Ralcorp Holdings, Inc.	881,402	0.1
167,795	@	Smithfield Foods, Inc.	3,297,172	0.5
39,021		Universal Corp.	1,986,950	0.3
			16,804,079	2.7
		Energy: 5.8%
48,824	@	Bill Barrett Corp.	1,209,371	0.2
95,100	@	Denbury Resources, Inc.	1,536,816	0.3
30,060	@	Dril-Quip, Inc.	2,160,713	0.4
39,624	@	Helix Energy Solutions Group, Inc.	723,930	0.1
210,498		HollyFrontier Corp.	8,687,252	1.4
22,400		Oceaneering International, Inc.	1,237,600	0.2
25,833	@	Oil States International, Inc.	2,052,690	0.3
161,075		Patterson-UTI Energy, Inc.	2,551,428	0.4
11,790		Range Resources Corp.	823,767	0.1
54,151	@	Rosetta Resources, Inc.	2,593,833	0.4
43,300	@	Rowan Companies PLC	1,462,241	0.2
268,873	@	Superior Energy Services	5,517,274	0.9
74,243	@	Unit Corp.	3,081,085	0.5
66,965		World Fuel Services Corp.	2,384,624	0.4
			36,022,624	5.8
		Financials: 21.9%
61,650	@	Affiliated Managers Group, Inc.	7,582,950	1.2
82,677		American Campus Communities, Inc.	3,627,867	0.6
86,985		American Financial Group, Inc.	3,296,731	0.5
140,309		Arthur J. Gallagher & Co.	5,025,868	0.8
61,089		Aspen Insurance Holdings Ltd.	1,862,604	0.3
154,762		Associated Banc-Corp.	2,038,216	0.3
131,106		Capitol Federal Financial, Inc.	1,568,028	0.3
58,277		Commerce Bancshares, Inc.	2,350,311	0.4
488,164		DCT Industrial Trust, Inc.	3,158,421	0.5
284,794		DDR Corp.	4,374,436	0.7
55,959		Digital Realty Trust, Inc.	3,908,736	0.6
107,291		East-West Bancorp., Inc.	2,265,986	0.4
58,157		Entertainment Properties Trust	2,583,915	0.4
29,684		Everest Re Group Ltd.	3,175,001	0.5
23,276		Federal Realty Investment Trust	2,450,963	0.4
285,800		Fidelity National Financial, Inc.	6,113,262	1.0
181,621		FirstMerit Corp.	2,675,277	0.4
176,512		Fulton Financial Corp.	1,740,408	0.3
54,600		HCC Insurance Holdings, Inc.	1,850,394	0.3
49,303		Home Properties, Inc.	3,020,795	0.5
56,447		Hospitality Properties Trust	1,342,310	0.2
54,305		Jones Lang LaSalle, Inc.	4,146,187	0.7

PORTFOLIO OF INVESTMENTS
ING Index Plus Midcap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
109,617		LaSalle Hotel Properties	$2,925,678	0.5
40,840		Macerich Co.	2,337,273	0.4
49,334	@	MSCI, Inc. - Class A	1,765,664	0.3
64,984		Nasdaq Stock Market, Inc.	1,513,802	0.2
109,636		National Retail Properties, Inc.	3,343,898	0.5
234,839	L	New York Community Bancorp., Inc.	3,325,320	0.5
20,619		PartnerRe Ltd.	1,531,579	0.2
17,482		ProAssurance Corp.	1,581,072	0.3
91,894		Prosperity Bancshares, Inc.	3,916,522	0.6
58,961		Protective Life Corp.	1,545,368	0.3
123,572		Raymond James Financial, Inc.	4,528,914	0.7
51,917		Rayonier, Inc.	2,544,452	0.4
99,121		Reinsurance Group of America, Inc.	5,736,132	0.9
93,423		Senior Housing Properties Trust	2,034,753	0.3
66,532	@	Signature Bank	4,462,967	0.7
23,043		SL Green Realty Corp.	1,845,053	0.3
30,275		Stancorp Financial Group, Inc.	945,791	0.2
49,428	@	SVB Financial Group	2,988,417	0.5
92,411		Tanger Factory Outlet Centers, Inc.	2,987,648	0.5
175,369		UDR, Inc.	4,352,659	0.7
69,091		Webster Financial Corp.	1,637,457	0.3
217,004		Weingarten Realty Investors	6,099,982	1.0
64,346		XL Group PLC	1,546,234	0.3
			135,655,301	21.9
		Health Care: 11.2%
20,534	@	Bio-Rad Laboratories, Inc.	2,191,388	0.4
72,124	@	Charles River Laboratories International, Inc.	2,856,110	0.5
28,537		Chemed Corp.	1,977,329	0.3
58,363		Cooper Cos., Inc.	5,512,969	0.9
120,084	@	Health Net, Inc.	2,703,091	0.4
39,901	@	Henry Schein, Inc.	3,162,952	0.5
27,494		Hill-Rom Holdings, Inc.	798,976	0.1
26,004	@	HMS Holdings Corp.	869,314	0.1
47,067	@	Hologic, Inc.	952,636	0.2
18,637	@	Idexx Laboratories, Inc.	1,851,586	0.3
49,252	@	Masimo Corp.	1,190,913	0.2
42,996	@	Mednax, Inc.	3,201,052	0.5
42,527		Owens & Minor, Inc.	1,270,707	0.2
36,863		Perrigo Co.	4,282,375	0.7
26,756	@	Regeneron Pharmaceuticals, Inc.	4,084,571	0.7
191,500		Resmed, Inc.	7,750,005	1.3
22,370	@	Salix Pharmaceuticals Ltd.	947,146	0.2
72,833		Steris Corp.	2,583,386	0.4
110,491	@	Thoratec Corp.	3,822,989	0.6
73,782	@	United Therapeutics Corp.	4,122,938	0.7
61,200		Universal Health Services, Inc.	2,798,676	0.4
102,700	@	Vertex Pharmaceuticals, Inc.	5,746,065	0.9
26,200	@	Watson Pharmaceuticals, Inc.	2,231,192	0.4
36,101	@	WellCare Health Plans, Inc.	2,041,512	0.3
			68,949,878	11.2
		Industrials: 16.8%
78,560		Acuity Brands, Inc.	4,972,062	0.8
112,302	@	Alaska Air Group, Inc.	3,937,308	0.6
260,786		Ametek, Inc.	9,244,864	1.5
134,062	@	BE Aerospace, Inc.	5,644,010	0.9
41,992	@	Clean Harbors, Inc.	2,051,309	0.3
116,819	@	Copart, Inc.	3,239,391	0.5
133,138		Corrections Corp. of America	4,453,466	0.7
41,587		Deluxe Corp.	1,270,899	0.2
52,451		Donaldson Co., Inc.	1,820,574	0.3
48,208		Dover Corp.	2,867,894	0.5
32,200		Equifax, Inc.	1,499,876	0.2
30,400		Fluor Corp.	1,710,912	0.3
56,359	@	FTI Consulting, Inc.	1,503,658	0.3
39,417		GATX Corp.	1,672,858	0.3
111,569	@	General Cable Corp.	3,277,897	0.5
32,983		Granite Construction, Inc.	947,272	0.2
45,784		Hubbell, Inc.	3,696,600	0.6
275,890	@	JetBlue Airways Corp.	1,321,513	0.2
27,321		Kansas City Southern	2,070,385	0.3
92,459		KBR, Inc.	2,757,127	0.5
76,449		Kennametal, Inc.	2,834,729	0.5
38,350	@	Kirby Corp.	2,119,988	0.4
61,601		Lincoln Electric Holdings, Inc.	2,405,519	0.4
30,599		Matson, Inc.	639,825	0.1
56,468		Nordson Corp.	3,310,154	0.5
19,479		Pall Corp.	1,236,722	0.2
72,264		Regal-Beloit Corp.	5,093,167	0.8
30,534		Roper Industries, Inc.	3,355,381	0.5
14,613	@	TransDigm Group, Inc.	2,073,146	0.3
131,386		Trinity Industries, Inc.	3,937,639	0.6
84,964		URS Corp.	3,000,079	0.5
16,365		Valmont Industries, Inc.	2,151,998	0.4
25,500		Wabtec Corp.	2,047,395	0.3
143,234		Waste Connections, Inc.	4,332,829	0.7
20,219		Watsco, Inc.	1,532,398	0.3
81,167		Werner Enterprises, Inc.	1,734,539	0.3
51,879		Woodward Governor Co.	1,762,848	0.3
			103,528,231	16.8
		Information Technology: 15.7%
47,683	@	ACI Worldwide, Inc.	2,015,084	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus Midcap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
176,117	L	Adtran, Inc.	$3,043,302	0.5
46,531	@	Alliance Data Systems Corp.	6,605,075	1.1
72,593	@	Ansys, Inc.	5,328,326	0.9
89,026	@	AOL, Inc.	3,136,386	0.5
85,583	@	Avnet, Inc.	2,489,609	0.4
161,004	@	Cadence Design Systems, Inc.	2,071,316	0.3
10,054	@	Concur Technologies, Inc.	741,281	0.1
13,996		DST Systems, Inc.	791,614	0.1
16,800	@	Equinix, Inc.	3,461,640	0.6
12,400	@	F5 Networks, Inc.	1,298,280	0.2
60,982		Flir Systems, Inc.	1,218,115	0.2
117,804	@	Gartner, Inc.	5,429,586	0.9
227,499	@	Ingram Micro, Inc.	3,464,810	0.6
259,755	@	Integrated Device Technology, Inc.	1,527,359	0.3
83,788	@	International Rectifier Corp.	1,398,422	0.2
73,500		Jabil Circuit, Inc.	1,375,920	0.2
24,457		KLA-Tencor Corp.	1,166,721	0.2
36,832		Lender Processing Services, Inc.	1,027,245	0.2
91,956	@	Mentor Graphics Corp.	1,423,479	0.2
82,679	@	Micros Systems, Inc.	4,061,193	0.7
23,311		National Instruments Corp.	586,738	0.1
84,237	@	NeuStar, Inc.	3,372,007	0.5
92,663	@	Nvidia Corp.	1,236,124	0.2
94,622	@	Parametric Technology Corp.	2,062,760	0.3
22,045		Plantronics, Inc.	778,850	0.1
200,160	@	Polycom, Inc.	1,975,579	0.3
314,359	@	QLogic Corp.	3,589,980	0.6
23,000	@	Rackspace Hosting, Inc.	1,520,070	0.2
227,969	@	Riverbed Technolgoy, Inc.	5,304,839	0.9
61,802	@	Semtech Corp.	1,554,320	0.3
35,419	@	Silicon Laboratories, Inc.	1,302,002	0.2
115,496	@	Skyworks Solutions, Inc.	2,721,663	0.4
127,290	@	Synopsys, Inc.	4,203,116	0.7
55,339	@	Tech Data Corp.	2,506,857	0.4
47,600	@	TIBCO Software, Inc.	1,438,948	0.2
65,400		Total System Services, Inc.	1,549,980	0.3
30,697	@	Trimble Navigation Ltd.	1,463,019	0.2
178,208	@	Vishay Intertechnology, Inc.	1,751,785	0.3
88,600		Western Union Co.	1,614,292	0.3
93,600		Xilinx, Inc.	3,127,176	0.5
			96,734,868	15.7
		Materials: 7.1%
37,169		Allegheny Technologies, Inc.	1,185,691	0.2
16,628		Ashland, Inc.	1,190,565	0.2
90,400		Cabot Corp.	3,305,928	0.5
31,001		Cliffs Natural Resources, Inc.	1,213,069	0.2
248,363		Commercial Metals Co.	3,278,392	0.5
50,635		Domtar Corp.	3,964,214	0.7
54,356		Eastman Chemical Co.	3,098,835	0.5
81,964	@	Intrepid Potash, Inc.	1,760,587	0.3
46,587	@	Louisiana-Pacific Corp.	582,337	0.1
21,911		Minerals Technologies, Inc.	1,554,147	0.3
12,700		NewMarket Corp.	3,130,296	0.5
155,262		Packaging Corp. of America	5,636,011	0.9
79,720		Rock-Tenn Co.	5,754,190	0.9
45,040		RPM International, Inc.	1,285,442	0.2
335,114		Steel Dynamics, Inc.	3,763,330	0.6
135,467		Worthington Industries	2,934,215	0.5
			43,637,249	7.1
		Telecommunication Services: 0.8%
41,427	@	SBA Communications Corp.	2,605,758	0.4
87,806		Telephone & Data Systems, Inc.	2,248,712	0.4
			4,854,470	0.8
		Utilities: 4.6%
40,700		Alliant Energy Corp.	1,765,973	0.3
95,106		Cleco Corp.	3,992,550	0.6
39,309		DTE Energy Co.	2,356,181	0.4
209,230		Great Plains Energy, Inc.	4,657,460	0.7
69,482		Idacorp, Inc.	3,006,486	0.5
240,198		NV Energy, Inc.	4,325,966	0.7
22,400		OGE Energy Corp.	1,242,304	0.2
105,864		PNM Resources, Inc.	2,226,320	0.4
149,863		UGI Corp.	4,758,150	0.8
			28,331,390	4.6
		Total Common Stock (Cost $599,341,201)	615,777,817	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Securities Lending Collateral(cc)(1): 1.6%
2,306,085		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,306,132, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $2,352,207, due 09/01/18-08/01/48)	$2,306,085	0.4

PORTFOLIO OF INVESTMENTS
ING Index Plus Midcap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1): (continued)
2,306,085		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $2,306,130, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $2,352,212, due 02/23/14-04/01/48)	$2,306,085	0.3
2,306,085		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $2,306,123, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $2,352,207, due 05/20/41-09/20/41)	2,306,085	0.4
2,306,085		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $2,306,140, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,352,207, due 10/24/12-10/01/40)	2,306,085	0.4
485,490		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $485,500, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $495,200, due 07/01/41-09/01/42)	485,490	0.1
			9,709,830	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
3,862,681		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,862,681)	$3,862,681	0.6
		Total Short-Term Investments (Cost $13,572,511)	13,572,511	2.2
		Total Investments in Securities (Cost $612,913,712)	$629,350,328	101.9
		Liabilities in Excess of Other Assets	(11,508,993)	(1.9)
		Net Assets	$617,841,335	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $617,703,618.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$42,048,527
		Gross Unrealized Depreciation	(30,401,817)
		Net Unrealized Appreciation	$11,646,710

PORTFOLIO OF INVESTMENTS
ING Index Plus Midcap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$615,777,817	$—	$—	$615,777,817
Short-Term Investments	3,862,681	9,709,830	—	13,572,511
Total Investments, at fair value	$619,640,498	$9,709,830	$—	$629,350,328
Liabilities Table
Other Financial Instruments+
Futures	$(40,675)	$—	$—	$(40,675)
Total Liabilities	$(40,675)	$—	$—	$(40,675)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Index Plus MidCap Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	16	12/21/12	$1,578,400	$(40,675)
			$1,578,400	$(40,675)

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 16.0%
27,792		Arbitron, Inc.	$1,053,317	0.4
39,338	@	Arctic Cat, Inc.	1,630,953	0.6
988	@	Biglari Holdings, Inc.	360,679	0.1
101,287	@, L	Boyd Gaming Corp.	715,086	0.3
17,516		Brown Shoe Co., Inc.	280,781	0.1
12,375		Brunswick Corp.	280,046	0.1
18,355		Buckle, Inc.	833,868	0.3
5,751	@	Cabela’s, Inc.	314,465	0.1
25,207	@	Capella Education Co.	883,757	0.3
142,316	@	Career Education Corp.	536,531	0.2
32,759		Cato Corp.	973,270	0.4
1,849		CEC Entertainment, Inc.	55,692	0.0
40,382	@	Childrens Place Retail Stores, Inc.	2,422,920	0.9
24,006		Cinemark Holdings, Inc.	538,455	0.2
17,603	@, L	Coinstar, Inc.	791,783	0.3
25,577		Cooper Tire & Rubber Co.	490,567	0.2
217,334	@	Corinthian Colleges, Inc.	517,255	0.2
8,666		Cracker Barrel Old Country Store	581,575	0.2
53,993	@	CROCS, Inc.	875,227	0.3
23,202		Dana Holding Corp.	285,385	0.1
29,805	@, L	Digital Generation, Inc.	338,585	0.1
12,372	@	DineEquity, Inc.	692,832	0.2
14,125	@	Drew Industries, Inc.	426,716	0.2
28,538	@	EW Scripps Co.	303,930	0.1
90,281		Finish Line	2,052,990	0.8
55,574		Fred’s, Inc.	790,818	0.3
24,237	@	Helen of Troy Ltd.	771,464	0.3
30,994	@	Hibbett Sporting Goods, Inc.	1,842,593	0.7
61,352		Hillenbrand, Inc.	1,115,993	0.4
46,162	@	Jack in the Box, Inc.	1,297,614	0.5
112,664	@	La-Z-Boy, Inc.	1,648,274	0.6
24,879	@	Lumber Liquidators	1,260,868	0.5
16,011	@	Marriott Vacations Worldwide Corp.	576,716	0.2
18,100		Monro Muffler, Inc.	636,939	0.2
18,848		Movado Group, Inc.	635,555	0.2
41,037	@	Multimedia Games, Inc.	645,512	0.2
89,414		OfficeMax, Inc.	698,323	0.3
12,286		Oxford Industries, Inc.	693,545	0.2
29,289	@	Papa John’s International, Inc.	1,564,325	0.6
39,291	L	PetMed Express, Inc.	394,482	0.1
36,278		Pool Corp.	1,508,439	0.6
39,286	@	Red Robin Gourmet Burgers, Inc.	1,279,152	0.5
109,459	@	Ruby Tuesday, Inc.	793,578	0.3
59,813	@	Smith & Wesson Holding Corp.	658,541	0.2
43,441	@	Sonic Corp.	446,139	0.2
52,271		Stage Stores, Inc.	1,100,827	0.4
49,928		Standard Motor Products, Inc.	919,674	0.3
20,225	L	Sturm Ruger & Co., Inc.	1,000,935	0.4
25,234		Superior Industries International	431,249	0.2
56,372		Wolverine World Wide, Inc.	2,501,226	0.9
			43,449,446	16.0
		Consumer Staples: 3.5%
23,617		Andersons, Inc.	889,416	0.3
20,808		Cal-Maine Foods, Inc.	935,112	0.3
40,893		Casey’s General Stores, Inc.	2,336,626	0.9
16,730	@	Darling International, Inc.	305,992	0.1
40,463		Flowers Foods, Inc.	816,543	0.3
12,058	@	Hain Celestial Group, Inc.	759,654	0.3
9,691		J&J Snack Foods Corp.	555,585	0.2
34,733	@	Medifast, Inc.	908,268	0.3
15,726		Sanderson Farms, Inc.	697,763	0.3
9,127	@	United Natural Foods, Inc.	533,473	0.2
12,697		WD-40 Co.	668,370	0.3
			9,406,802	3.5
		Energy: 3.4%
70,100	@, L	Basic Energy Services, Inc.	786,522	0.3
8,740	@	Contango Oil & Gas Co.	429,484	0.2
16,860	@	Dril-Quip, Inc.	1,211,897	0.5
29,246	@	Exterran Holdings, Inc.	593,109	0.2
88,719	@	Key Energy Services, Inc.	621,033	0.2
45,568	@, L	McMoRan Exploration Co.	535,424	0.2
3,250	@	OYO Geospace Corp.	397,832	0.1
103,942	@	Petroquest Energy, Inc.	697,451	0.3
83,319	@	Swift Energy Co.	1,739,701	0.6
20,229	@	Unit Corp.	839,503	0.3
35,919		World Fuel Services Corp.	1,279,075	0.5
			9,131,031	3.4
		Financials: 19.4%
21,329		American Campus Communities, Inc.	935,916	0.3
48,873		Cash America International, Inc.	1,885,032	0.7
12,420		Colonial Properties Trust	261,441	0.1
21,690		Columbia Banking System, Inc.	402,133	0.2
81,414		CubeSmart	1,047,798	0.4
211,140		DCT Industrial Trust, Inc.	1,366,076	0.5
15,579	@	eHealth, Inc.	292,418	0.1
56,226		Entertainment Properties Trust	2,498,121	0.9
27,499		Extra Space Storage, Inc.	914,342	0.3
41,490	@	Ezcorp, Inc.	951,366	0.4
52,479	@	Financial Engines, Inc.	1,250,575	0.5
36,718		First American Financial Corp.	795,679	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
44,888		First Commonwealth Financial Corp.	$316,460	0.1
11,031		Healthcare Realty Trust, Inc.	254,264	0.1
15,810		Jones Lang LaSalle, Inc.	1,207,093	0.4
18,905		Kilroy Realty Corp.	846,566	0.3
95,744		LaSalle Hotel Properties	2,555,407	0.9
29,525		LTC Properties, Inc.	940,371	0.3
34,110		Mid-America Apartment Communities, Inc.	2,227,724	0.8
45,788	@	National Financial Partners Corp.	773,817	0.3
29,640	@	Nationstar Mortgage Holdings, Inc.	983,455	0.4
39,983		PacWest Bancorp	934,403	0.3
23,884	@	Pinnacle Financial Partners, Inc.	461,439	0.2
36,956	@	Piper Jaffray Cos.	940,530	0.3
28,100		Post Properties, Inc.	1,347,676	0.5
82,644		PrivateBancorp, Inc.	1,321,478	0.5
31,095		ProAssurance Corp.	2,812,232	1.0
28,690		Prosperity Bancshares, Inc.	1,222,768	0.5
48,654		Provident Financial Services, Inc.	768,247	0.3
10,741		PS Business Parks, Inc.	717,714	0.3
24,404		Selective Insurance Group	463,432	0.2
18,510	@	Signature Bank	1,241,651	0.5
48,258		Starwood Property Trust, Inc.	1,122,964	0.4
30,563		Stewart Information Services Corp.	615,539	0.2
36,943	@	Stifel Financial Corp.	1,241,285	0.5
219,695		Susquehanna Bancshares, Inc.	2,298,010	0.9
23,394	@	SVB Financial Group	1,414,401	0.5
87,249		Tanger Factory Outlet Centers, Inc.	2,820,760	1.0
34,159	@	Texas Capital Bancshares, Inc.	1,698,044	0.6
22,382		UMB Financial Corp.	1,089,556	0.4
81,915		Umpqua Holdings Corp.	1,055,884	0.4
9,890		Universal Health Realty Income Trust	454,742	0.2
83,021	@	Wilshire Bancorp., Inc.	523,032	0.2
46,623		Wintrust Financial Corp.	1,751,626	0.6
22,150	@, L	World Acceptance, Corp.	1,494,017	0.6
			52,517,484	19.4
		Health Care: 11.8%
128,859	@	Affymetrix, Inc.	557,959	0.2
9,649	@	Air Methods Corp.	1,151,801	0.4
17,800	@	Align Technology, Inc.	658,066	0.3
30,091	@	Amsurg Corp.	853,983	0.3
11,510		Analogic Corp.	899,737	0.3
64,593	@	Arqule, Inc.	330,070	0.1
32,220	@, L	Bio-Reference Labs, Inc.	920,848	0.3
13,245		Cantel Medical Corp.	358,675	0.1
14,700	@	Centene Corp.	549,927	0.2
34,547		Chemed Corp.	2,393,762	0.9
14,227		Conmed Corp.	405,469	0.2
43,639	@	Cubist Pharmaceuticals, Inc.	2,080,708	0.8
32,867	@	Emergent Biosolutions, Inc.	467,040	0.2
15,417		Ensign Group, Inc.	471,837	0.2
22,580	@	Greatbatch, Inc.	549,371	0.2
25,291	@	Haemonetics Corp.	2,028,338	0.8
14,968	@	Healthsouth Corp.	360,130	0.1
14,502	@	ICU Medical, Inc.	877,081	0.3
11,564	@	Impax Laboratories, Inc.	300,201	0.1
61,710	@, L	InterMune, Inc.	553,539	0.2
7,061		Landauer, Inc.	421,683	0.2
25,272	@	Luminex Corp.	491,288	0.2
24,520	@	Magellan Health Services, Inc.	1,265,477	0.5
86,080	@	Medicines Co.	2,221,725	0.8
41,868	@	Merit Medical Systems, Inc.	625,089	0.2
93,170	@, L	Momenta Pharmaceuticals, Inc.	1,357,487	0.5
15,944	@	MWI Veterinary Supply, Inc.	1,700,906	0.6
32,649	@, L	Nektar Therapeutics	348,691	0.1
35,051	@	Omnicell, Inc.	487,209	0.2
56,344	@	PharMerica Corp.	713,315	0.3
16,507	@	PSS World Medical, Inc.	376,029	0.1
12,983	@, L	Questcor Pharmaceuticals, Inc.	240,186	0.1
40,506	@	Salix Pharmaceuticals Ltd.	1,715,024	0.6
41,992	@, L	Spectrum Pharmaceuticals, Inc.	491,306	0.2
27,494		Universal Health Services, Inc.	1,257,301	0.5
46,230	@	Viropharma, Inc.	1,397,071	0.5
			31,878,329	11.8
		Industrials: 16.3%
89,225		Actuant Corp.	2,553,620	0.9
28,551	@	Allegiant Travel Co.	1,808,991	0.7
5,367		AO Smith Corp.	308,817	0.1
18,200		Applied Industrial Technologies, Inc.	754,026	0.3
21,236		AZZ, Inc.	806,543	0.3
68,703		Barnes Group, Inc.	1,718,262	0.6
9,668		Belden CDT, Inc.	356,556	0.1
58,648		Brady Corp.	1,717,214	0.6
12,627		Cascade Corp.	691,202	0.3
34,275		Ceradyne, Inc.	837,338	0.3
15,866	@	Clean Harbors, Inc.	775,054	0.3
15,968	@	Consolidated Graphics, Inc.	416,605	0.2
19,465		Cubic Corp.	974,418	0.4
9,785		Curtiss-Wright Corp.	319,970	0.1
12,258		EMCOR Group, Inc.	349,843	0.1
23,837	@	Encore Capital Group, Inc.	673,634	0.3
43,541	@	EnerSys	1,536,562	0.6

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
33,218	@	EnPro Industries, Inc.	$1,196,180	0.4
9,616	@	Exponent, Inc.	548,977	0.2
24,848		Forward Air Corp.	755,628	0.3
17,486		Franklin Electric Co., Inc.	1,057,728	0.4
13,128		G&K Services, Inc.	411,038	0.2
27,249		Healthcare Services Group	623,185	0.2
66,709		Heartland Express, Inc.	891,232	0.3
48,237	@	HUB Group, Inc.	1,431,674	0.5
27,545		Kelly Services, Inc.	347,067	0.1
18,694		Knight Transportation, Inc.	267,324	0.1
5,399		Lindsay Manufacturing Co.	388,566	0.1
24,801	@	Moog, Inc.	939,214	0.4
9,082	@	Old Dominion Freight Line	273,913	0.1
70,255	@	Orbital Sciences Corp.	1,022,913	0.4
15,459	@	Portfolio Recovery Associates, Inc.	1,614,383	0.6
21,787		Regal-Beloit Corp.	1,535,548	0.6
5,783		Robbins & Myers, Inc.	344,667	0.1
2,400		Simpson Manufacturing Co., Inc.	68,688	0.0
11,556		Standex International Corp.	513,664	0.2
32,522	@	SYKES Enterprises, Inc.	437,096	0.2
35,820	@	Teledyne Technologies, Inc.	2,270,630	0.8
66,655	@	Tetra Tech, Inc.	1,750,360	0.6
65,049		Toro Co.	2,587,649	1.0
49,327	@	TrueBlue, Inc.	775,420	0.3
13,769		Unifirst Corp.	919,632	0.3
31,678		United Stationers, Inc.	824,262	0.3
23,086		Universal Forest Products, Inc.	958,992	0.4
26,028		Waste Connections, Inc.	787,347	0.3
51,533		Watts Water Technologies, Inc.	1,949,493	0.7
			44,091,125	16.3
		Information Technology: 18.6%
85,362	@	Advanced Energy Industries, Inc.	1,051,660	0.4
99,861	@	Arris Group, Inc.	1,277,222	0.5
24,362	@	Avid Technology, Inc.	230,464	0.1
57,597	@	Benchmark Electronics, Inc.	879,506	0.3
16,455		Black Box Corp.	419,767	0.2
40,338		Blackbaud, Inc.	964,885	0.4
47,156		Brooks Automation, Inc.	378,663	0.1
26,590		Cabot Microelectronics Corp.	934,373	0.3
38,268	@	CACI International, Inc.	1,981,900	0.7
55,982	@	Cardtronics, Inc.	1,667,144	0.6
10,892	@	Cirrus Logic, Inc.	418,144	0.2
31,214	@	Commvault Systems, Inc.	1,832,262	0.7
31,473		Comtech Telecommunications	869,914	0.3
36,621	@	CSG Systems International	823,606	0.3
4,844	@	Cymer, Inc.	247,335	0.1
23,725	@	DealerTrack Holdings, Inc.	660,741	0.2
53,375	@	Digital River, Inc.	889,227	0.3
128,804	@	Entropic Communications, Inc.	749,639	0.3
5,979		FEI Co.	319,876	0.1
15,078		Forrester Research, Inc.	433,794	0.2
111,744	@	Harmonic, Inc.	507,318	0.2
41,682		Heartland Payment Systems, Inc.	1,320,486	0.5
25,517	@	iGate Corp.	463,644	0.2
48,337	@	Insight Enterprises, Inc.	844,931	0.3
243,207	@	Integrated Device Technology, Inc.	1,430,057	0.5
5,236	@	Interactive Intelligence Group	157,342	0.1
14,200		j2 Global, Inc.	466,044	0.2
31,901	@	JDA Software Group, Inc.	1,013,814	0.4
85,375	@	Kulicke & Soffa Industries, Inc.	887,900	0.3
21,742	@	Liquidity Services, Inc.	1,091,666	0.4
23,448		Littelfuse, Inc.	1,325,750	0.5
74,263	@, L	Logitech International S.A.	679,506	0.3
40,369	@	LogMeIn, Inc.	905,477	0.3
23,595	@	Manhattan Associates, Inc.	1,351,286	0.5
26,884		MAXIMUS, Inc.	1,605,512	0.6
66,264	@	Microsemi Corp.	1,329,918	0.5
62,705		MKS Instruments, Inc.	1,598,350	0.6
59,052	@	Monolithic Power Systems, Inc.	1,166,277	0.4
29,995		Monotype Imaging Holdings, Inc.	467,622	0.2
41,221	@	Nanometrics, Inc.	569,262	0.2
50,768		National Instruments Corp.	1,277,831	0.5
17,460	@	Netgear, Inc.	665,924	0.2
17,941	@	Netscout Systems, Inc.	457,675	0.2
23,221	@	Oplink Communications, Inc.	384,075	0.1
31,695	@	Perficient, Inc.	382,559	0.1
47,397	@	Plexus Corp.	1,435,655	0.5
87,042	@	Polycom, Inc.	859,105	0.3
39,265		Power Integrations, Inc.	1,194,834	0.4
67,877	@	Progress Software Corp.	1,451,889	0.5
9,229	@	QuinStreet, Inc.	77,431	0.0
8,395	@	Scansource, Inc.	268,808	0.1
32,800	@	Synaptics, Inc.	787,856	0.3
58,288	@	Synchronoss Technologies, Inc.	1,334,795	0.5
37,041	@	SYNNEX Corp.	1,206,796	0.4
27,028	@	TeleTech Holdings, Inc.	460,827	0.2
31,090	@	Ultratech, Inc.	975,604	0.4
62,546		United Online, Inc.	345,254	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
43,638	@	Websense, Inc.	$682,935	0.3
			50,462,137	18.6
		Materials: 6.2%
24,386		A Schulman, Inc.	580,875	0.2
61,786		Buckeye Technologies, Inc.	1,980,859	0.7
88,373		Commercial Metals Co.	1,166,524	0.4
18,000		Haynes International, Inc.	938,700	0.4
71,384		HB Fuller Co.	2,190,061	0.8
82,211		Hecla Mining Co.	538,482	0.2
15,973		Kaiser Aluminum Corp.	932,664	0.4
52,737	@	KapStone Paper and Packaging Corp.	1,180,781	0.4
35,638	@	Kraton Performance Polymers, Inc.	930,152	0.3
32,682	@	LSB Industries, Inc.	1,433,759	0.5
22,653		Materion Corp.	539,141	0.2
31,023		Myers Industries, Inc.	484,579	0.2
18,240		Neenah Paper, Inc.	522,394	0.2
14,129		Quaker Chemical Corp.	659,400	0.3
28,460		Schweitzer-Mauduit International, Inc.	938,895	0.4
6,590		Stepan Co.	633,431	0.2
52,788		Worthington Industries	1,143,388	0.4
			16,794,085	6.2
		Telecommunication Services: 0.2%
28,695	@	Neutral Tandem, Inc.	269,159	0.1
20,879		NTELOS Holdings Corp.	362,668	0.1
			631,827	0.2
		Utilities: 3.4%
20,984		American States Water Co.	932,319	0.4
11,610		CH Energy Group, Inc.	757,088	0.3
27,439		Cleco Corp.	1,151,889	0.4
60,878		El Paso Electric Co.	2,085,072	0.8
6,282		Idacorp, Inc.	271,822	0.1
18,533		Laclede Group, Inc.	796,919	0.3
23,676		Northwest Natural Gas Co.	1,165,806	0.4
36,983		NorthWestern Corp.	1,339,894	0.5
10,461		Piedmont Natural Gas Co.	339,773	0.1
6,422		Southwest Gas Corp.	283,853	0.1
			9,124,435	3.4
		Total Common Stock (Cost $258,495,481)	267,486,701	98.8
RIGHTS: —%
		Materials: —%
15,300	@, X	Gerber Scientific	—	—
		Total Rights (Cost $—)	—	—
		Total Long-Term Investments (Cost $258,495,481)	267,486,701	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateral(cc)(1): 3.1%
2,042,093		Cantor Fitzgerald, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $2,042,140, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,082,935, due 01/15/13-08/20/62)	$2,042,093	0.8
2,042,093		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,042,135, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $2,082,935, due 09/01/18-08/01/48)	2,042,093	0.7
2,042,093		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $2,042,127, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $2,082,935, due 05/20/41-09/20/41)	2,042,093	0.7

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1): (continued)
2,042,093		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $2,042,142, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,082,935, due 10/24/12-10/01/40)	$2,042,093	0.7
429,914		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $429,923, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $438,512, due 07/01/41-09/01/42)	429,914	0.2
			8,598,286	3.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
2,647,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,647,000)	$2,647,000	1.0
		Total Short-Term Investments (Cost $11,245,286)	11,245,286	4.1
		Total Investments in Securities (Cost $269,740,767)	$278,731,987	102.9
		Liabilities in Excess of Other Assets	(7,752,257)	(2.9)
		Net Assets	$270,979,730	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $271,896,939.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$21,001,028
		Gross Unrealized Depreciation	(14,165,980)
		Net Unrealized Appreciation	$6,835,048

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$267,486,701	$—	$—	$267,486,701
Rights	—	—	—	—
Short-Term Investments	2,647,000	8,598,286	—	11,245,286
Total Investments, at fair value	$270,133,701	$8,598,286	$—	$278,731,987
Liabilities Table
Other Financial Instruments+
Futures	$(42,413)	$—	$—	$(42,413)
Total Liabilities	$(42,413)	$—	$—	$(42,413)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Index Plus SmallCap Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	24	12/21/12	$2,002,560	$(42,413)
			$2,002,560	$(42,413)

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.1%
		Consumer Discretionary: 9.2%
5,030	@	Accor S.A.	$167,461	0.1
6,785		Adidas AG	556,786	0.2
6,300		Aisin Seiki Co., Ltd.	179,420	0.1
1,604		Bayerische Motoren Werke AG	82,456	0.0
11,335		Bayerische Motoren Werke AG	831,192	0.2
2,300		Benesse Holdings, Inc.	111,296	0.0
21,724		Bridgestone Corp.	503,829	0.1
36,134		British Sky Broadcasting PLC	433,701	0.1
14,651		Burberry Group PLC	237,230	0.1
5,764		Carnival PLC	212,322	0.1
2,003		Christian Dior S.A.	268,307	0.1
6,003		Cie Generale des Etablissements Michelin	470,045	0.1
17,025		Cie Financiere Richemont SA	1,022,235	0.3
62,679		Compass Group PLC	692,871	0.2
2,558		Continental AG	250,875	0.1
18,038		Crown Ltd.	169,632	0.1
6,000	L	Daihatsu Motor Co., Ltd.	99,970	0.0
29,848		DaimlerChrysler AG	1,448,690	0.4
3,400	L	Dena Co., Ltd.	112,788	0.0
15,800		Denso Corp.	496,443	0.1
6,000	L	Dentsu, Inc.	151,969	0.0
21,177		Echo Entertainment Group Ltd.	83,751	0.0
7,597		Electrolux AB	187,719	0.1
4,538		Eutelsat Communications	145,804	0.0
1,800		Fast Retailing Co., Ltd.	418,029	0.1
29,842		Fiat S.p.A	159,617	0.0
20,000		Fuji Heavy Industries Ltd.	166,630	0.1
46,000	@	Galaxy Entertainment Group Ltd.	152,830	0.0
224,600		Genting International PLC	249,705	0.1
48,994		GKN PLC	170,353	0.1
31,329		Hennes & Mauritz AB	1,090,349	0.3
53,300		Honda Motor Co., Ltd.	1,647,255	0.5
800		Hugo Boss AG	70,461	0.0
13,729		Husqvarna AB - B Shares	70,142	0.0
7,222		Inditex S.A.	897,354	0.3
9,477		Intercontinental Hotels Group PLC	248,864	0.1
14,700		Isetan Mitsukoshi Holdings Ltd.	153,166	0.0
40,000		Isuzu Motors Ltd.	192,750	0.1
125,909		ITV PLC	179,991	0.1
20,000		J Front Retailing Co., Ltd.	112,085	0.0
5,000		Jardine Cycle & Carriage Ltd.	195,169	0.1
72		Jupiter Telecommunications Co.	73,070	0.0
2,853	@	Kabel Deutschland Holding AG	203,661	0.1
77,613		Kingfisher PLC	331,795	0.1
4,099		Lagardere SCA	111,960	0.0
184,722		Li & Fung Ltd.	284,851	0.1
4,006		Luxottica Group S.p.A.	141,309	0.0
8,290		LVMH Moet Hennessy Louis Vuitton S.A.	1,244,479	0.4
50,635		Marks & Spencer Group PLC	292,215	0.1
89,000		Mazda Motor Corp.	103,878	0.0
2,448		McDonald’s Holdings Co. Japan Ltd.	69,740	0.0
128,255	@	Mitsubishi Motors Corp.	118,301	0.0
1,630		Modern Times Group AB	72,110	0.0
6,900		Namco Bandai Holdings, Inc.	116,893	0.0
6,275		Next PLC	350,077	0.1
7,000		NGK Spark Plug Co., Ltd.	73,645	0.0
7,000	L	NHK Spring Co., Ltd.	60,148	0.0
11,400		Nikon Corp.	313,469	0.1
82,200	L	Nissan Motor Co., Ltd.	699,580	0.2
1,050		Nitori Co., Ltd.	97,455	0.0
4,000		NOK Corp.	64,122	0.0
3,642		Nokian Renkaat OYJ	148,667	0.0
1,600		Oriental Land Co., Ltd.	210,667	0.1
73,300	L	Panasonic Corp.	484,985	0.1
27,083		Pearson PLC	529,435	0.2
8,293	@	Peugeot S.A.	65,469	0.0
8,464		Pirelli & C S.p.A.	91,334	0.0
2,525		PPR	387,538	0.1
4,668		Publicis Groupe	261,095	0.1
24,400		Rakuten, Inc.	248,100	0.1
23,093		Reed Elsevier NV	308,008	0.1
40,672		Reed Elsevier PLC	389,365	0.1
6,439		Renault S.A.	301,707	0.1
1,100	L	Rinnai Corp.	82,097	0.0
88,800		Sands China Ltd.	328,771	0.1
1,800	L	Sankyo Co., Ltd.	83,742	0.0
6,900		Sega Sammy Holdings, Inc.	130,200	0.0
19,000		Sekisui Chemical Co., Ltd.	153,030	0.0
18,000		Sekisui House Ltd.	178,693	0.1
9,335		SES S.A.	253,852	0.1
53,331		Shangri-La Asia Ltd.	103,142	0.0
34,000	L	Sharp Corp.	84,082	0.0
800		Shimamura Co., Ltd.	93,134	0.0
2,300		Shimano, Inc.	166,995	0.1
55,000		Singapore Press Holdings Ltd.	182,043	0.1
66,292		SJM Holdings Ltd.	143,252	0.0
3,034		Sodexho Alliance S.A.	228,437	0.1
33,400	L	Sony Corp.	390,552	0.1
5,100		Stanley Electric Co., Ltd.	75,500	0.0
9,300		Sumitomo Rubber Industries, Inc.	110,600	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary: (continued)
11,700		Suzuki Motor Corp.	$227,248	0.1
1,027		Swatch Group AG - BR	410,137	0.1
1,539		Swatch Group AG - Reg	107,144	0.0
27,952		TABCORP Holdings Ltd.	79,879	0.0
11,000		Takashimaya Co., Ltd.	75,416	0.0
46,240		Tattersall’s Ltd.	129,469	0.0
4,800		Toho Co., Ltd.	88,254	0.0
6,200		Toyota Industries Corp.	173,553	0.1
91,589		Toyota Motor Corp.	3,591,143	1.0
730		USS Co., Ltd.	77,095	0.0
1,172		Volkswagen AG	196,453	0.1
5,554		Whitbread PLC	203,708	0.1
10,277		Wolters Kluwer NV	193,061	0.1
40,867		WPP PLC	556,646	0.2
64,400	@, L	Wynn Macau Ltd.	172,654	0.1
2,740	L	Yamada Denki Co., Ltd.	120,196	0.0
9,800		Yamaha Motor Co., Ltd.	85,526	0.0
26,643		Yue Yuen Industrial Holdings	89,350	0.0
			32,705,724	9.2
		Consumer Staples: 11.3%
20,200		Aeon Co., Ltd.	228,098	0.1
20,000		Ajinomoto Co., Inc.	313,266	0.1
26,446		Anheuser-Busch InBev NV	2,262,420	0.6
2,580		Aryzta AG	123,841	0.0
11,400		Asahi Group Holdings, Ltd.	281,137	0.1
9,419		Associated British Foods PLC	196,268	0.1
3,277		Beiersdorf AG	240,678	0.1
64,694		British American Tobacco PLC	3,324,209	0.9
3,435		Carlsberg A/S	304,309	0.1
18,621		Carrefour S.A.	386,267	0.1
1,888		Casino Guichard Perrachon S.A.	167,006	0.1
6,608	@	Coca-Cola Hellenic Bottling Co. S.A.	123,298	0.0
19,052		Coca-Cola Amatil Ltd.	267,479	0.1
2,347		Colruyt S.A.	102,255	0.0
19,400	@	DE Master Blenders 1753 NV	233,939	0.1
3,010		Delhaize Group	116,251	0.0
84,092		Diageo PLC	2,367,883	0.7
19,789		Distribuidora Internacional de Alimentacion SA	109,284	0.0
2,100	L	FamilyMart Co., Ltd.	103,172	0.0
247,122		Golden Agri-Resources Ltd.	132,107	0.0
19,047		Groupe Danone	1,171,943	0.3
2,913		Heineken Holding NV	141,511	0.0
7,273		Heineken NV	433,545	0.1
5,241		Henkel KGaA	342,068	0.1
5,933		Henkel KGaA - Vorzug	472,615	0.1
32,979		Imperial Tobacco Group PLC	1,221,762	0.4
31,334		J Sainsbury PLC	176,097	0.1
29,800	L	Japan Tobacco, Inc.	892,026	0.3
6,895		Jeronimo Martins	115,109	0.0
18,517		Kao Corp.	544,423	0.2
5,029	@	Kerry Group PLC	257,531	0.1
6,000		Kikkoman Corp.	81,932	0.0
26,000		Kirin Brewery Co., Ltd.	347,658	0.1
34,786		Koninklijke Ahold NV	435,680	0.1
2,100		Lawson, Inc.	161,205	0.1
24		Lindt & Spruengli AG	75,945	0.0
4		Lindt & Spruengli AG - REG	144,450	0.0
8,304		L’Oreal S.A.	1,026,715	0.3
2,400		MEIJI Holdings Co., Ltd.	119,103	0.0
11,299		Metcash Ltd.	41,366	0.0
4,048		Metro AG	121,276	0.0
108,336		Nestle S.A.	6,835,717	1.9
8,000		Nippon Meat Packers, Inc.	102,597	0.0
7,000	L	Nisshin Seifun Group, Inc.	86,058	0.0
2,000	L	Nissin Food Products Co., Ltd.	78,346	0.0
54,272	L	Olam International Ltd.	90,029	0.0
6,777		Pernod-Ricard S.A.	760,180	0.2
21,461		Reckitt Benckiser PLC	1,236,468	0.4
735		Remy Cointreau SA	84,512	0.0
31,170		SABMiller PLC	1,371,486	0.4
26,500		Seven & I Holdings Co., Ltd.	812,048	0.2
9,900	L	Shiseido Co., Ltd.	135,703	0.0
2,293		Suedzucker AG	81,229	0.0
7,137		Swedish Match AB	288,917	0.1
15,209		Tate & Lyle PLC	163,587	0.1
264,626		Tesco PLC	1,421,049	0.4
3,000		Toyo Suisan Kaisha Ltd.	75,069	0.0
4,100	L	Uni-Charm Corp.	235,075	0.1
55,136		Unilever NV	1,955,455	0.6
43,812		Unilever PLC	1,599,665	0.5
33,217		Wesfarmers Ltd.	1,175,627	0.3
63,000		Wilmar International Ltd.	166,345	0.1
76,725		WM Morrison Supermarkets PLC	353,759	0.1
41,824		Woolworths Ltd.	1,245,393	0.4
2,900	L	Yakult Honsha Co., Ltd.	137,509	0.0
			40,198,950	11.3
		Energy: 7.9%
8,965	@	Subsea 7 SA	207,086	0.1
5,333		Aker Kvaerner ASA	101,592	0.0
11,802		Amec PLC	219,017	0.1
111,144		BG Group PLC	2,248,975	0.6
623,380		BP PLC	4,394,765	1.2
5,727		Caltex Australia Ltd.	97,576	0.0
4,722	@	Cie Generale de Geophysique-Veritas	151,650	0.1
79,117	L	ENI S.p.A.	1,734,519	0.5
2,171		Fugro NV	147,552	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy: (continued)
7,488		Galp Energia SGPS S.A.	$121,311	0.0
900		Idemitsu Kosan Co., Ltd.	73,611	0.0
73		Inpex Holdings, Inc.	433,967	0.1
79,900		JX Holdings, Inc.	436,460	0.1
6,507	@	Lundin Petroleum AB	158,912	0.1
5,313		OMV AG	186,115	0.1
35,171		Origin Energy Ltd.	412,101	0.1
8,278		Petrofac Ltd.	213,878	0.1
27,587		Repsol YPF S.A.	536,128	0.2
123,530		Royal Dutch Shell PLC - Class A	4,281,070	1.2
88,960		Royal Dutch Shell PLC - Class B	3,165,722	0.9
8,573		Saipem S.p.A.	413,136	0.1
30,778		Santos Ltd.	361,101	0.1
6,830	@	SBM Offshore NV	97,313	0.0
11,239		SeaDrill Ltd.	441,519	0.1
36,853		Statoil ASA	951,050	0.3
3,196		Technip S.A.	355,113	0.1
16,681		Tenaris S.A.	341,360	0.1
10,000		TonenGeneral Sekiyu KK	86,737	0.0
69,752		Total S.A.	3,470,156	1.0
11,316	@	Transocean Ltd.	506,611	0.1
27,763		Tullow Oil PLC	615,900	0.2
19,044		Whitehaven Coal Ltd.	56,140	0.0
20,600		Woodside Petroleum Ltd.	704,698	0.2
6,865		WorleyParsons Ltd.	200,309	0.1
			27,923,150	7.9
		Financials: 22.1%
33,998		3i Group PLC	122,522	0.0
29,658		Aberdeen Asset Management PLC	149,225	0.0
6,984		Admiral Group PLC	119,028	0.0
55,040		Aegon NV	286,141	0.1
7,319		Ageas	175,833	0.1
334,000		AIA Group Ltd.	1,237,614	0.4
15,380		Allianz AG	1,834,272	0.5
97,473		AMP Ltd.	435,489	0.1
59,000		Ascendas Real Estate Investment Trust	115,564	0.0
38,839	L	Assicurazioni Generali S.p.A.	559,919	0.2
5,545		ASX Ltd.	169,427	0.1
88,309		Australia & New Zealand Banking Group Ltd.	2,256,792	0.6
96,699		Aviva PLC	499,679	0.1
58,487		AXA S.A.	870,735	0.3
1,872		Baloise Holding AG	147,314	0.0
74,058	@	Banco de Sabadell SA	198,991	0.1
70,772	@	Banco Populare Scarl	106,085	0.0
41,246		Banco Popular Espanol S.A.	90,297	0.0
324,832	@	Banco Santander Central Hispano S.A.	2,424,678	0.7
40,683	@	Bank Hapoalim BM	145,158	0.0
44,824	@	Bank Leumi Le-Israel BM	125,622	0.0
51,205		Bank of East Asia Ltd.	191,031	0.1
12,000	L	Bank of Kyoto Ltd.	101,525	0.0
40,000	L	Bank of Yokohama Ltd.	190,210	0.1
378,148		Barclays PLC	1,313,163	0.4
155,196		Banco Bilbao Vizcaya Argentaria S.A.	1,221,060	0.3
11,972		Bendigo Bank Ltd.	95,139	0.0
31,869		BNP Paribas	1,510,944	0.4
120,910		BOC Hong Kong Holdings Ltd.	382,390	0.1
25,230		British Land Co. PLC	213,098	0.1
18,077		Capital Shopping Centres Group PLC	95,752	0.0
98,000		CapitaLand Ltd.	252,431	0.1
80,000		CapitaMall Trust	131,202	0.0
40,293		Centro Retail Australia	87,362	0.0
62,058		CFS Retail Property Trust	123,823	0.0
49,383		Cheung Kong Holdings Ltd.	721,422	0.2
24,000		Chiba Bank Ltd.	139,517	0.0
6,000		Chugoku Bank Ltd.	84,535	0.0
117,560		Sumitomo Mitsui Trust Holdings, Inc.	349,018	0.1
18,000		City Developments Ltd.	171,327	0.1
7,057		CNP Assurances	92,100	0.0
115,843	@	Commerzbank AG	207,240	0.1
51,826		Commonwealth Bank of Australia	2,984,045	0.8
3,152		Corio NV	134,014	0.0
31,193	@	Credit Agricole S.A.	214,556	0.1
5,500		Credit Saison Co., Ltd.	132,879	0.0
38,983	@	Credit Suisse Group	824,266	0.2
31,050		CaixaBank	116,946	0.0
285		Dai-ichi Life Insurance Co., Ltd.	322,358	0.1
2,473		Daito Trust Construction Co., Ltd.	248,250	0.1
18,000		Daiwa House Industry Co., Ltd.	260,818	0.1
56,000		Daiwa Securities Group, Inc.	212,704	0.1
24,516	@	Danske Bank A/S	441,821	0.1
62,000		DBS Group Holdings Ltd.	724,176	0.2
355		Delta Lloyd NV	5,398	0.0
30,454		Deutsche Bank AG	1,206,266	0.3
6,337		Deutsche Boerse AG	350,675	0.1
159,292		Dexus Property Group	156,605	0.1
33,970		DnB NOR ASA	416,132	0.1
7,072	@	Erste Bank der Oesterreichischen Sparkassen AG	158,058	0.1
82,000		First Pacific Co.	88,675	0.0
32,000		Fukuoka Financial Group, Inc.	129,931	0.0
6,563	@	GAM Holding AG	85,651	0.0
788		Gecina S.A.	80,641	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
7,572		Gjensidige Forsikring ASA	$105,202	0.0
71,700		Global Logistic Properties Ltd.	146,154	0.0
58,357		Goodman Group	238,519	0.1
874,585	@, X	GPT Group	—	—
45,604		GPT Group	160,314	0.1
2,736		Groupe Bruxelles Lambert S.A.	203,207	0.1
16,000		Gunma Bank Ltd.	81,254	0.0
15,000		Hachijuni Bank Ltd.	83,165	0.0
22,675		Hammerson PLC	165,509	0.1
26,617		Hang Lung Group Ltd.	168,086	0.1
71,682		Hang Lung Properties Ltd.	244,069	0.1
25,573		Hang Seng Bank Ltd.	390,935	0.1
2,084		Hannover Rueckversicheru - Reg	133,359	0.0
31,656		Henderson Land Development Co., Ltd.	226,703	0.1
34,054		Hong Kong Exchanges and Clearing Ltd.	511,621	0.2
590,599		HSBC Holdings PLC	5,486,538	1.6
20,101		Hysan Development Co., Ltd.	91,277	0.0
924		ICADE	75,259	0.0
15,722		ICAP PLC	81,725	0.0
39,982		Immofinanz Immobilien Anlagen AG	145,211	0.0
124,957	**, @	ING Groep NV	989,685	0.3
66,421		Insurance Australia Group	299,571	0.1
335,115		Intesa Sanpaolo S.p.A.	510,998	0.2
20,841		Investec PLC	129,027	0.0
15,261		Investor AB	336,307	0.1
10,401		Iyo Bank Ltd.	84,657	0.0
25		Japan Prime Realty Investment Corp.	75,370	0.0
20	L	Japan Real Estate Investment Corp.	201,268	0.1
76		Japan Retail Fund Investment Corp.	135,701	0.0
23,000	L	Joyo Bank Ltd.	112,483	0.0
6,954	@	Julius Baer Group Ltd.	242,563	0.1
5,315		KBC Groep NV	127,645	0.0
33,000		Keppel Land Ltd.	94,964	0.0
30,818		Kerry Properties Ltd.	155,408	0.0
6,756		Kinnevik Investment AB	140,447	0.0
4,178		Klepierre	146,383	0.0
25,805		Land Securities Group PLC	318,028	0.1
192,811		Legal & General Group PLC	411,634	0.1
14,374		Lend Lease Corp., Ltd.	116,433	0.0
75,827		Link Real Estate Investment Trust	359,142	0.1
1,341,134	@	Lloyds TSB Group PLC	844,457	0.2
5,404		London Stock Exchange Group PLC	82,437	0.0
11,084		Macquarie Group Ltd.	325,013	0.1
63,709		Man Group PLC	84,951	0.0
26,292		Mediobanca S.p.A.	140,868	0.0
107,341		Mirvac Group	158,750	0.1
41,000		Mitsubishi Estate Co., Ltd.	783,925	0.2
430,221		Mitsubishi UFJ Financial Group, Inc.	2,013,243	0.6
1,110		Mitsubishi UFJ Lease & Finance Co., Ltd.	46,732	0.0
27,919		Mitsui Fudosan Co., Ltd.	557,895	0.2
18,569		Mitsui Sumitomo Insurance Group Holdings, Inc.	320,545	0.1
752,572	L	Mizuho Financial Group, Inc.	1,221,452	0.4
5,928		Muenchener Rueckversicherungs AG	926,917	0.3
73,679		National Australia Bank Ltd.	1,937,157	0.6
33,501		Natixis	105,166	0.0
125,352		New World Development Ltd.	193,167	0.1
22		Nippon Building Fund, Inc.	237,140	0.1
13,926		NKSJ Holdings, Inc.	271,584	0.1
120,900		Nomura Holdings, Inc.	431,747	0.1
90,693		Nordea Bank AB	897,678	0.3
150,325		Old Mutual PLC	413,563	0.1
3,500		ORIX Corp.	350,559	0.1
83,608		Oversea-Chinese Banking Corp.	634,097	0.2
604		Partners Group	125,746	0.0
83,042		Prudential PLC	1,078,326	0.3
34,867		QBE Insurance Group Ltd.	465,660	0.1
10,826		Ratos AB	95,536	0.0
46,983		Resolution Ltd.	164,872	0.1
63,400		Resona Holdings, Inc.	259,591	0.1
66,258	@	Royal Bank of Scotland Group PLC	275,289	0.1
119,507	L	Royal & Sun Alliance Insurance Group	213,648	0.1
14,711		Sampo OYJ	458,408	0.1
3,951		Schroders PLC	97,090	0.0
5,614		Scor S.A.	144,709	0.0
23,860		Segro PLC	87,644	0.0
18,000		Shizuoka Bank Ltd.	184,186	0.1
33,000		Singapore Exchange Ltd.	187,560	0.1
91,843		Sino Land Co.	171,035	0.1
47,297		Skandinaviska Enskilda Banken AB	396,321	0.1
22,622	@	Societe Generale	641,060	0.2
6,700		Sony Financial Holdings, Inc.	114,234	0.0
78,795		Standard Chartered PLC	1,785,414	0.5
76,690		Standard Life PLC	338,531	0.1
88,025		Stockland	303,662	0.1
44,300		Sumitomo Mitsui Financial Group, Inc.	1,380,308	0.4

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
12,000	L	Sumitomo Realty & Development Co., Ltd.	$317,981	0.1
50,915		Sun Hung Kai Properties Ltd.	740,836	0.2
40,589		Suncorp-Metway Ltd.	387,157	0.1
7,000	L	Suruga Bank Ltd.	79,340	0.0
16,276		Svenska Handelsbanken AB	610,822	0.2
27,314		Swedbank AB	513,749	0.2
22,079		Swire Pacific Ltd.	269,558	0.1
1,073	@	Swiss Life Holding	128,153	0.0
1,678	@	Swiss Prime Site AG	138,763	0.0
12,364	@	Swiss Re Ltd.	795,547	0.2
19,600		T&D Holdings, Inc.	211,626	0.1
24,550		Tokio Marine Holdings, Inc.	624,714	0.2
17,000		Tokyu Land Corp.	90,848	0.0
118,872	@	UBS AG - Reg	1,447,476	0.4
3,045		Unibail	606,763	0.2
133,092	@	UniCredit SpA	553,841	0.2
43,785		Unione di Banche Italiane SCPA	162,370	0.1
41,000		United Overseas Bank Ltd.	653,827	0.2
1,227		Wendel	103,553	0.0
71,747		Westfield Group	753,947	0.2
79,121		Westfield Retail Trust	236,249	0.1
102,397		Westpac Banking Corp.	2,625,549	0.7
49,264		Wharf Holdings Ltd.	340,651	0.1
31,882		Wheelock & Co., Ltd.	136,971	0.0
8,818		Wing Hang Bank Ltd.	82,566	0.0
6,000		Yamaguchi Financial Group, Inc.	48,550	0.0
4,868	@	Zurich Financial Services AG	1,213,628	0.3
			78,588,268	22.1
		Health Care: 9.7%
3,550	@	Actelion Ltd. - Reg	177,947	0.1
1,700		Alfresa Holdings Corp.	83,741	0.0
15,800		Astellas Pharma, Inc.	800,743	0.2
41,839		AstraZeneca PLC	1,997,608	0.6
27,068		Bayer AG	2,327,568	0.7
8,600		Chugai Pharmaceutical Co., Ltd.	180,251	0.1
2,256		Cochlear Ltd.	156,513	0.0
714		Coloplast A/S	148,785	0.0
18,213		CSL Ltd.	866,280	0.2
22,500		Daiichi Sankyo Co., Ltd.	370,625	0.1
9,300	L	Eisai Co., Ltd.	418,946	0.1
16,882	@	Elan Corp. PLC	181,367	0.1
8,800		Elekta AB	116,179	0.0
6,989		Cie Generale D’Optique Essilor International S.A.	654,003	0.2
4,128		Fresenius AG	479,330	0.1
6,966		Fresenius Medical Care AG & Co. KGaA	510,959	0.1
6,340		Getinge AB	191,396	0.1
165,851		GlaxoSmithKline PLC	3,828,287	1.1
4,647	@	Grifols SA	153,599	0.0
2,200		Hisamitsu Pharmaceutical Co., Inc.	121,762	0.0
9,000		Kyowa Hakko Kogyo Co., Ltd.	108,686	0.0
1,982	@	Lonza Group AG	103,742	0.0
5,200		Mediceo Paltac Holdings Co., Ltd.	71,578	0.0
1,716		Merck KGaA	211,828	0.1
1,900		Miraca Holdings, Inc.	85,325	0.0
6,900		Mitsubishi Tanabe Pharma Corp.	104,717	0.0
75,556		Novartis AG	4,624,293	1.3
13,400		Novo-Nordisk A/S	2,108,811	0.6
7,500		Olympus Corp.	146,428	0.0
2,800	L	Ono Pharmaceutical Co., Ltd.	172,290	0.1
3,736		Orion Oyj	79,973	0.0
10,500		Otsuka Holdings Co. Ltd.	325,405	0.1
7,562	@	Qiagen NV	139,427	0.0
2,256		Ramsay Health Care Ltd.	56,082	0.0
23,080		Roche Holding AG - Genusschein	4,317,038	1.2
38,965		Sanofi-Aventis	3,334,487	0.9
2,300		Santen Pharmaceutical Co., Ltd.	105,501	0.0
13,100	L	Shionogi & Co., Ltd.	199,630	0.1
17,604		Shire PLC	519,298	0.2
29,994		Smith & Nephew PLC	330,876	0.1
12,626		Sonic Healthcare Ltd.	176,867	0.1
1,582	@	Sonova Holding AG - Reg	160,067	0.1
3,900		Suzuken Co., Ltd.	129,308	0.0
2,200		Sysmex Corp.	105,786	0.0
1,100		Taisho Pharmaceutical Holdings Co. Ltd.	89,467	0.0
26,600		Takeda Pharmaceutical Co., Ltd.	1,223,801	0.4
4,800		Terumo Corp.	206,378	0.1
31,054		Teva Phaemaceutical Industries Ltd.	1,281,874	0.4
4,308		UCB S.A.	237,063	0.1
838	@	William Demant Holding	75,084	0.0
			34,596,999	9.7
		Industrials: 11.7%
71,773	@	ABB Ltd.	1,346,689	0.4
12,475		Abertis Infraestructuras S.A.	183,859	0.1
6,516	L	ACS Actividades de Construccion y Servicios S.A.	134,299	0.0
4,203	@	Adecco S.A.	200,625	0.1
992		Aeroports de Paris	79,100	0.0
8,595		Aggreko PLC	321,751	0.1
11,785		Alfa Laval AB	214,143	0.1
30,000	L	All Nippon Airways Co., Ltd.	63,060	0.0
13,085		ALS Ltd./Queensland	115,999	0.0
6,788		Alstom	237,632	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
14,000		Amada Co., Ltd.	$61,174	0.0
2,363		Andritz AG	133,983	0.0
19		AP Moller - Maersk A/S	128,458	0.0
45		AP Moller - Maersk A/S - Class B	321,717	0.1
34,000		Asahi Glass Co., Ltd.	226,183	0.1
33,310		Asciano Group	150,141	0.0
10,659		Assa Abloy AB	346,067	0.1
13,186		Altantia S.p.A.	205,106	0.1
23,390		Atlas Copco AB - Class A	546,539	0.2
15,630		Atlas Copco AB - Class B	327,627	0.1
39,544		Auckland International Airport Ltd.	85,800	0.0
12,210		Babcock International Group	183,074	0.1
107,502		BAE Systems PLC	565,220	0.2
29,140		Balfour Beatty PLC	143,209	0.0
5,716		Bouygues S.A.	138,997	0.0
50,740		Brambles Ltd.	367,674	0.1
1,470		Brenntag AG	188,363	0.1
10,484		Bunzl PLC	188,009	0.1
1,776		Bureau Veritas SA	182,318	0.1
21,968		Capita Group PLC	275,130	0.1
51,053		Cathay Pacific Airways Ltd.	82,621	0.0
5,100		Central Japan Railway Co.	447,663	0.1
6,000	L	Chiyoda Corp.	93,215	0.0
13,269		Cie de Saint-Gobain	464,443	0.1
37,013		Cobham PLC	132,769	0.0
64,000		ComfortDelgro Corp., Ltd.	89,278	0.0
22,000	L	Dai Nippon Printing Co., Ltd.	153,406	0.0
7,700	L	Daikin Industries Ltd.	199,153	0.1
11,039		Deutsche Lufthansa AG	149,811	0.0
27,145		Deutsche Post AG	530,297	0.2
5,960		DSV A/S	133,800	0.0
11,202		East Japan Railway Co.	741,181	0.2
5,472		Edenred	153,652	0.0
13,634	L	European Aeronautic Defence and Space Co. NV	432,129	0.1
32,554		Experian Group Ltd.	542,049	0.2
6,300		Fanuc Ltd.	1,014,038	0.3
13,828		Ferrovial SA	180,152	0.1
27,796		Fiat Industrial SpA	272,212	0.1
985		Fraport AG Frankfurt Airport Services Worldwide	57,001	0.0
35,000		Fraser and Neave Ltd.	252,242	0.1
47,590		Group 4 Securicor PLC	204,413	0.1
5,949		GEA Group AG	180,366	0.1
1,258	@	Geberit AG - Reg	273,996	0.1
14,533		Groupe Eurotunnel S.A.	102,364	0.0
36,000		Hankyu Hanshin Holdings, Inc.	194,420	0.1
7,455		Hexagon AB	160,327	0.1
11,000	L	Hino Motors Ltd.	72,010	0.0
4,100	L	Hitachi Construction Machinery Co., Ltd.	66,214	0.0
179,400		Hutchison Port Holdings Trust	130,065	0.0
74,615		Hutchison Whampoa Ltd.	719,570	0.2
46,000		IHI Corp.	102,450	0.0
10,128		IMI PLC	147,541	0.0
32,094	@	International Consolidated Airlines Group SA	77,274	0.0
4,588		Intertek Group PLC	203,409	0.1
28,372		Invensys PLC	107,558	0.0
49,400		Itochu Corp.	498,708	0.1
8,000		JGC Corp.	266,434	0.1
9,100		LIXIL Group Corp.	216,854	0.1
8,100		JTEKT Corp.	64,027	0.0
31,000	L	Kajima Corp.	84,566	0.0
10,000		Kamigumi Co., Ltd.	82,630	0.0
49,000		Kawasaki Heavy Industries Ltd.	97,188	0.0
15,000	L	Keihin Electric Express Railway Co., Ltd.	141,307	0.0
18,000	L	Keio Corp.	135,628	0.0
11,000		Keisei Electric Railway Co., Ltd.	99,229	0.0
46,700		Keppel Corp., Ltd.	431,778	0.1
52,000	L	Kintetsu Corp.	203,633	0.1
30,800	L	Komatsu Ltd.	603,677	0.2
5,206		Kone OYJ	360,823	0.1
2,805		Koninklijke Boskalis Westminster NV	101,330	0.0
2,209		Koninklijke Vopak NV	155,000	0.1
37,000		Kubota Corp.	373,416	0.1
2,016		Kuehne & Nagel International AG	228,138	0.1
5,000		Kurita Water Industries Ltd.	110,545	0.0
7,153		Legrand S.A.	269,622	0.1
5,312	L	Leighton Holdings Ltd.	90,888	0.0
3,500		Makita Corp.	135,481	0.0
1,331		MAN AG	122,079	0.0
55,000		Marubeni Corp.	349,663	0.1
25,626		Meggitt PLC	163,544	0.1
4,166		Metso OYJ	149,228	0.0
46,000		Mitsubishi Corp.	833,192	0.2
64,000		Mitsubishi Electric Corp.	471,734	0.1
107,000		Mitsubishi Heavy Industries Ltd.	462,739	0.1
57,207		Mitsui & Co., Ltd.	802,595	0.2
37,000	L	Mitsui OSK Lines Ltd.	86,080	0.0
49,158		MTR Corp.	185,838	0.1
3,800	L	Nabtesco Corp.	69,953	0.0
11,000	L	NGK Insulators Ltd.	131,610	0.0
3,700	L	Nidec Corp.	270,278	0.1
29,000		Nippon Express Co., Ltd.	109,845	0.0
53,000	L	Nippon Yusen KK	93,625	0.0
132,727		Noble Group Ltd.	142,459	0.0
15,000	L	NSK Ltd.	87,118	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
48,063		NWS Holdings Ltd.	$77,040	0.0
20,000		Obayashi Corp.	91,143	0.0
20,000	L	Odakyu Electric Railway Co., Ltd.	210,194	0.1
23,743		Orkla ASA	180,901	0.1
7,794		Prysmian S.p.A.	139,309	0.0
40,324	@	Qantas Airways Ltd.	50,747	0.0
56,210		QR National Ltd.	197,893	0.1
3,721		Randstad Holdings NV	123,678	0.0
4,333		Rexel SA	87,187	0.0
64,445	@	Rolls-Royce Holdings PLC	879,142	0.3
33,561		Koninklijke Philips Electronics NV	783,564	0.2
7,355		Safran S.A.	264,556	0.1
33,354		Sandvik AB	453,647	0.1
10,147		Scania AB - B Shares	186,542	0.1
774		Schindler Holding AG	95,633	0.0
1,646		Schindler Holding AG	202,659	0.1
16,838		Schneider Electric S.A.	995,520	0.3
6,800		Secom Co., Ltd.	354,434	0.1
10,023		Securitas AB	75,315	0.0
31,000		SembCorp Industries Ltd.	142,415	0.0
29,000		SembCorp Marine Ltd.	116,646	0.0
16,508		Serco Group PLC	154,816	0.0
177		SGS S.A.	363,988	0.1
21,000		Shimizu Corp.	70,637	0.0
27,054		Siemens AG	2,705,956	0.8
18,000		Singapore Airlines Ltd.	157,104	0.1
13,767		Skanska AB	223,299	0.1
11,379		SKF AB - B Shares	245,897	0.1
1,900	L	SMC Corp.	305,774	0.1
12,853		Smiths Group PLC	215,909	0.1
54,167		Snam Rete Gas S.p.A.	240,272	0.1
971		Societe BIC S.A.	117,280	0.0
51,500	L	Sojitz Corp.	66,583	0.0
50,000		Singapore Technologies Engineering Ltd.	143,869	0.0
741		Sulzer AG	108,164	0.0
39,000	L	Sumitomo Corp.	524,652	0.2
24,200		Sumitomo Electric Industries Ltd.	255,931	0.1
19,000		Sumitomo Heavy Industries	64,770	0.0
33,000	L	Taisei Corp.	94,558	0.0
3,177		Thales S.A.	109,056	0.0
4,500		THK Co., Ltd.	68,758	0.0
10,177		TNT Express NV	106,200	0.0
32,000	L	Tobu Railway Co., Ltd.	172,183	0.1
38,000	L	Tokyu Corp.	181,517	0.1
25,544		Toll Holdings Ltd.	116,173	0.0
23,000	L	Toppan Printing Co., Ltd.	133,397	0.0
10,000	L	Toto Ltd.	73,459	0.0
7,300		Toyota Tsusho Corp.	155,941	0.1
41,988		Transurban Group	260,338	0.1
3,245		Vallourec	137,100	0.0
15,379		Vinci S.A.	654,345	0.2
45,924		Volvo AB - B Shares	645,207	0.2
5,332		Wartsila OYJ	185,026	0.1
7,162		Weir Group PLC	205,027	0.1
5,700		West Japan Railway Co.	243,420	0.1
9,187		Wolseley PLC	392,984	0.1
12,700		Yamato Holdings Co., Ltd.	200,858	0.1
1,178		Zodiac Aerospace	115,010	0.0
			41,731,140	11.7
		Information Technology: 4.0%
5,500	L	Advantest Corp.	71,507	0.0
72,673	@	Alcatel-Lucent	80,179	0.0
10,580		Amadeus IT Holding S.A.	246,662	0.1
46,890		ARM Holdings PLC	437,656	0.1
3,600		ASM Pacific Technology Ltd.	42,569	0.0
14,535		ASML Holding NV	777,455	0.2
1,675		Atos Origin	116,541	0.0
8,300	L	Brother Industries Ltd.	76,876	0.0
38,000		Canon, Inc.	1,219,713	0.4
4,950		Capgemini S.A.	209,182	0.1
16,935		Computershare Ltd.	145,299	0.1
2,024		Dassault Systemes SA	212,649	0.1
99,418		Telefonaktiebolaget LM Ericsson	906,800	0.3
16,200		Fuji Photo Film Co., Ltd.	271,326	0.1
62,000		Fujitsu Ltd.	232,762	0.1
2,688		Gemalto NV	236,407	0.1
2,200		Hamamatsu Photonics KK	75,586	0.0
1,200	L	Hirose Electric Co., Ltd.	134,335	0.0
157,000		Hitachi Ltd.	871,839	0.3
14,600		Hoya Corp.	320,297	0.1
4,700	L	Ibiden Co., Ltd.	68,755	0.0
36,375		Infineon Technologies AG	231,204	0.1
1,507		Keyence Corp.	385,916	0.1
3,400	L	Konami Corp.	77,200	0.0
16,500		Konica Minolta Holdings, Inc.	126,929	0.0
5,300		Kyocera Corp.	459,239	0.1
7,400		Murata Manufacturing Co., Ltd.	393,950	0.1
90,000	L	NEC Corp.	142,820	0.1
4,100	@	Nexon Co. Ltd	56,606	0.0
1,992	@	NICE Systems Ltd.	66,222	0.0
3,400		Nintendo Co., Ltd.	431,878	0.1
14,000		Nippon Electric Glass Co., Ltd.	77,145	0.0
130,450	L	Nokia OYJ	338,546	0.1
3,900		Nomura Research Institute Ltd.	80,373	0.0
44		NTT Data Corp.	138,147	0.0
6,700		Omron Corp.	128,751	0.0
26,000	L	Ricoh Co., Ltd.	219,563	0.1
3,400	L	Rohm Co., Ltd.	114,498	0.0
43,179		Sage Group PLC	218,794	0.1
30,278		SAP AG	2,154,685	0.6

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
10,000		Shimadzu Corp.	$70,187	0.0
22,033	@	STMicroelectronics NV	118,917	0.0
4,200	L	TDK Corp.	156,182	0.1
5,500	L	Tokyo Electron Ltd.	234,300	0.1
134,000	L	Toshiba Corp.	429,470	0.1
4,100		Trend Micro, Inc.	114,316	0.0
5,563		United Internet AG	113,552	0.0
498		Yahoo! Japan Corp.	189,465	0.1
8,000	L	Yaskawa Electric Corp.	53,359	0.0
8,800		Yokogawa Electric Corp.	101,567	0.0
			14,178,176	4.0
		Materials: 9.2%
10,276		Air Liquide	1,273,721	0.4
6,000		Air Water, Inc.	73,431	0.0
7,918		Akzo Nobel NV	447,104	0.1
88,666		Alumina Ltd.	77,204	0.0
40,157		Amcor Ltd.	322,211	0.1
43,341		Anglo American PLC	1,275,887	0.4
12,937		Antofagasta PLC	264,588	0.1
30,329		ArcelorMittal	436,570	0.1
1,975		Arkema	184,865	0.1
41,000	L	Asahi Kasei Corp.	211,340	0.1
30,205		BASF AG	2,552,204	0.7
107,101		BHP Billiton Ltd.	3,659,521	1.0
70,678		BHP Billiton PLC	2,207,143	0.6
9,400		Boliden AB	157,203	0.0
22,785	L	Boral Ltd.	90,284	0.0
22,966	@	CRH PLC	441,068	0.1
4,604		Croda International	180,738	0.1
13,000		Daicel Corp.	77,864	0.0
12,000	L	Daido Steel Co., Ltd.	55,729	0.0
9,888		Eurasian Natural Resources Corp.	49,438	0.0
22,081		Fletcher Building Ltd.	127,103	0.0
44,881	L	Fortescue Metals Group Ltd.	160,902	0.1
6,763		Fresnillo PLC	202,993	0.1
273	@	Givaudan	259,187	0.1
99,377	L	Glencore International PLC	551,993	0.2
4,742		HeidelbergCement AG	249,068	0.1
7,000	L	Hitachi Metals Ltd.	62,364	0.0
7,959		Holcim Ltd.	506,917	0.1
13,504		Iluka Resources Ltd.	138,037	0.0
1,743		Imerys S.A.	102,267	0.0
62,268		Incitec Pivot Ltd.	191,201	0.1
14,707		Israel Chemicals Ltd.	178,627	0.1
14,283		James Hardie Industries SE	128,282	0.0
15,500		JFE Holdings, Inc.	204,191	0.1
6,844	@	Johnson Matthey PLC	267,326	0.1
8,300		JSR Corp.	135,832	0.0
4,938		K+S AG	243,272	0.1
8,000	L	Kansai Paint Co., Ltd.	88,664	0.0
6,799		Kazakhmys PLC	76,282	0.0
87,000	L	Kobe Steel Ltd.	68,928	0.0
5,646		Koninklijke DSM NV	281,647	0.1
11,800		Kuraray Co., Ltd.	134,005	0.0
6,279		Lafarge S.A.	337,355	0.1
2,684		Lanxess	222,949	0.1
5,648		Linde AG	973,488	0.3
6,217	L	Lonmin PLC	56,134	0.0
63,931	@, L	Lynas Corp. Ltd.	51,710	0.0
49,000		Mitsubishi Chemical Holdings Corp.	187,156	0.1
21,000		Mitsubishi Gas Chemical Co., Inc.	105,330	0.0
34,000		Mitsubishi Materials Corp.	106,970	0.0
32,000	L	Mitsui Chemicals, Inc.	62,345	0.0
25,061		Newcrest Mining Ltd.	753,362	0.2
269,790	L	Nippon Steel Corp.	552,459	0.2
6,000		Nitto Denko Corp.	285,599	0.1
29,213		Norsk Hydro ASA	137,283	0.0
8,198		Novozymes A/S	226,113	0.1
25,000	L	OJI Paper Co., Ltd.	76,083	0.0
12,059		Orica Ltd.	310,109	0.1
11,190		OZ Minerals Ltd.	77,684	0.0
2,849		Randgold Resources Ltd.	350,464	0.1
29,671		Rexam PLC	208,769	0.1
14,192		Rio Tinto Ltd.	779,528	0.2
44,036		Rio Tinto PLC	2,059,095	0.6
1,481		Salzgitter AG	57,317	0.0
14,286		Shin-Etsu Chemical Co., Ltd.	802,860	0.2
49,000		Showa Denko KK	77,746	0.0
85		Sika AG	173,383	0.1
6,750		Sims Group Ltd.	66,766	0.0
1,990		Solvay S.A.	230,614	0.1
22,920		Stora Enso OYJ (Euro Denominated Security)	142,798	0.0
49,000	L	Sumitomo Chemical Co., Ltd.	124,829	0.0
17,000		Sumitomo Metal Mining Co., Ltd.	213,884	0.1
18,574		Svenska Cellulosa AB - B Shares	345,325	0.1
3,109		Syngenta AG	1,163,022	0.3
36,000	L	Taiheiyo Cement Corp.	77,498	0.0
40,000	L	Teijin Ltd.	97,744	0.0
12,983		ThyssenKrupp AG	276,574	0.1
49,000	L	Toray Industries, Inc.	289,887	0.1
6,500		Toyo Seikan Kaisha Ltd.	69,429	0.0
37,000		Ube Industries Ltd./Japan	79,453	0.0
3,800		Umicore	198,925	0.1
20,558		UPM-Kymmene OYJ	233,122	0.1
3,825		Voestalpine AG	114,660	0.0
68,458		Xstrata PLC	1,061,991	0.3
5,778		Yara International ASA	290,134	0.1
			32,505,147	9.2
		Telecommunication Services: 5.1%
5,209		Belgacom S.A.	158,945	0.1
70,390		Bezeq Israeli Telecommunication Corp., Ltd.	82,229	0.0
257,035		BT Group PLC	958,163	0.3

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunication Services: (continued)
92,703		Deutsche Telekom AG	$1,140,040	0.3
4,939		Elisa OYJ	111,767	0.0
61,216		France Telecom S.A.	741,300	0.2
340		Iliad SA	55,332	0.0
13,820		Inmarsat PLC	131,948	0.1
9,600	L	KDDI Corp.	744,600	0.2
45,869		Koninklijke KPN NV	349,165	0.1
14,800		Nippon Telegraph & Telephone Corp.	704,185	0.2
498		NTT DoCoMo, Inc.	804,606	0.2
24,297		Portugal Telecom SGPS S.A.	120,056	0.0
262,000		Singapore Telecommunications Ltd.	682,235	0.2
29,300		Softbank Corp.	1,184,644	0.3
15,328		TDC A/S	111,836	0.0
10,043		Tele2 AB - B Shares	182,400	0.1
79,911		Telecom Corp. of New Zealand Ltd.	157,331	0.1
315,121		Telecom Italia S.p.A.	316,556	0.1
240,899		Telecom Italia S.p.A. RNC	211,024	0.1
138,817		Telefonica S.A.	1,855,380	0.5
11,815		Telekom Austria AG	83,552	0.0
1,478	@	Telenet Group Holding NV	66,076	0.0
23,554		Telenor ASA	459,720	0.1
72,680		TeliaSonera AB	522,980	0.2
152,258		Telstra Corp., Ltd.	617,254	0.2
41,437		Vivendi	807,483	0.2
1,636,546		Vodafone Group PLC	4,650,476	1.3
			18,011,283	5.1
		Telecommunications: 0.1%
1,994		Millicom International Cellular S.A.	185,015	0.0
773		Swisscom AG	311,195	0.1
			496,210	0.1
		Utilities: 3.8%
18,068		AGL Energy Ltd.	279,928	0.1
24,454	L	APA Group	119,964	0.0
178,478		Centrica PLC	944,439	0.3
17,236		Cheung Kong Infrastructure Holdings Ltd.	104,234	0.0
22,100		Chubu Electric Power Co., Inc.	286,966	0.1
8,844		Chugoku Electric Power Co., Inc.	117,555	0.0
60,103		CLP Holdings Ltd.	510,153	0.1
58,763		E.ON AG	1,396,382	0.4
8,315		Electricite de France SA	173,865	0.1
3,800	L	Electric Power Development Co., Ltd.	100,058	0.0
5,784		Enagas	114,062	0.0
57,083		Enel Green Power SpA	96,687	0.0
226,906		Enel S.p.A.	803,851	0.2
65,107		Energias de Portugal S.A.	178,872	0.1
14,265		Fortum OYJ	262,834	0.1
11,893		Gas Natural SDG S.A.	168,294	0.1
42,748		Gaz de France	952,940	0.3
4,200	L	Hokkaido Electric Power Co., Inc.	34,093	0.0
5,600	L	Hokuriku Electric Power Co.	67,878	0.0
185,692		Hong Kong & China Gas	469,394	0.1
46,302		Power Assets Holdings Ltd.	393,149	0.1
131,863		Iberdrola S.A.	597,868	0.2
24,900	L	Kansai Electric Power Co., Inc.	194,222	0.1
15,100		Kyushu Electric Power Co., Inc.	124,530	0.0
119,075		National Grid PLC	1,313,503	0.4
61,000	L	Osaka Gas Co., Ltd.	268,389	0.1
4,207		Red Electrica de Espana	199,396	0.1
16,266		RWE AG	727,872	0.2
31,208		Scottish & Southern Energy PLC	702,266	0.2
6,867		Severn Trent PLC	186,212	0.1
5,700	L	Shikoku Electric Power Co., Inc.	64,256	0.0
9,729		Suez Environnement S.A.	110,050	0.0
44,550		Terna S.p.A	166,120	0.1
9,000	L	Toho Gas Co., Ltd.	59,721	0.0
15,100		Tohoku Electric Power Co., Inc.	121,359	0.0
50,500		Tokyo Electric Power Co., Inc.	83,134	0.0
82,079		Tokyo Gas Co., Ltd.	451,347	0.1
22,260		United Utilities Group PLC	257,351	0.1
11,219		Veolia Environnement	120,706	0.0
			13,323,900	3.8
		Total Common Stock
		(Cost $268,756,826)	334,258,947	94.1
PREFERRED STOCK: 0.3%
		Consumer Discretionary: 0.3%
4,912		Porsche AG	294,348	0.1
3,150		ProSieben SAT.1 Media AG	79,414	0.0
4,978		Volkswagen AG	910,204	0.2
		Total Preferred Stock
		(Cost $750,412)	1,283,966	0.3
RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
4,722	@	Cie Generale de Geophysique - Veritas	7,621	0.0
		Financials: 0.0%
646	@	CaixaBank	2,429	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
15,860	@, X	Immoeast AG	$—	—
			2,429	0.0
		Total Rights
		(Cost $—)	10,050	0.0
		Total Long-Term Investments
		(Cost $269,507,238)	335,552,963	94.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.1%
		Securities Lending Collateral(cc)(1): 6.0%
5,024,553		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $5,024,656, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $5,125,044, due 09/01/18-08/01/48)	$5,024,553	1.4
5,024,553		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $5,024,652, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $5,125,056, due 02/23/14-04/01/48)	5,024,553	1.5
5,024,553		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $5,024,636, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $5,125,044, due 05/20/41-09/20/41)	5,024,553	1.4
5,024,553		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $5,024,673, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $5,125,044, due 10/24/12-10/01/40)	5,024,553	1.4
1,057,797		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,057,819, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,078,953, due 07/01/41-09/01/42)	1,057,797	0.3
			21,156,009	6.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.1%
14,589,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $14,589,000)	$14,589,000	4.1
		Total Short-Term Investments
		(Cost $35,745,009)	35,745,009	10.1
		Total Investments in Securities (Cost $305,252,247)	$371,297,972	104.5
		Liabilities in Excess of Other Assets	(16,113,352)	(4.5)
		Net Assets	$355,184,620	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $313,938,836.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$87,120,684
	Gross Unrealized Depreciation	(29,761,548)
	Net Unrealized Appreciation	$57,359,136

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$73,070	$32,632,654	$—	$32,705,724
Consumer Staples	380,829	39,818,121	—	40,198,950
Energy	—	27,923,150	—	27,923,150
Financials	—	78,588,268	—	78,588,268
Health Care	—	34,596,999	—	34,596,999
Industrials	130,065	41,601,075	—	41,731,140
Information Technology	—	14,178,176	—	14,178,176
Materials	—	32,505,147	—	32,505,147
Telecommunication Services	—	18,011,283	—	18,011,283
Telecommunications	—	496,210	—	496,210
Utilities	—	13,323,900	—	13,323,900
Total Common Stock	583,964	333,674,983	—	334,258,947
Preferred Stock	—	1,283,966	—	1,283,966
Rights	7,621	2,429	—	10,050
Short-Term Investments	14,589,000	21,156,009	—	35,745,009
Total Investments, at fair value	$15,180,585	$356,117,387	$—	$371,297,972
Liabilities Table
Other Financial Instruments+
Futures	$(651,463)	$—	$—	$(651,463)
Total Liabilities	$(651,463)	$—	$—	$(651,463)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING International Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	194	12/21/12	$14,532,540	$(651,463)
			$14,532,540	$(651,463)

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 18.6%
4,200		ABC-Mart, Inc.	$185,354	0.1
112		Accordia Golf Co., Ltd.	71,901	0.1
900		Aeon Fantasy Co., Ltd.	12,192	0.0
6,200		Aigan Co., Ltd.	24,122	0.0
2,500		Aisan Industry Co., Ltd.	19,826	0.0
28,300		Aisin Seiki Co., Ltd.	805,966	0.2
7,700	L	Akebono Brake Industry Co., Ltd.	34,180	0.0
4,500		Alpen Co., Ltd.	84,639	0.0
3,500		Alpha Corp.	37,319	0.0
3,200		Alpine Electronics, Inc.	29,778	0.0
12		Amiyaki Tei Co., Ltd.	29,824	0.0
500		Amuse, Inc.	7,924	0.0
900		AOKI Holdings, Inc.	19,481	0.0
4,400		Aoyama Trading Co., Ltd.	84,120	0.0
2,500		Arc Land Sakamoto Co., Ltd.	37,175	0.0
6,400		Arnest One Corp.	98,575	0.0
2,100		Asahi Co., Ltd.	35,699	0.0
4,100		Asatsu-DK, Inc.	104,820	0.0
6,000		Ashimori Industry Co. Ltd	7,596	0.0
30,200		Asics Corp.	407,370	0.1
1,800		ASKUL Corp.	29,342	0.0
3,300	L	Autobacs Seven Co., Ltd.	149,415	0.1
2,300		Avex Group Holdings, Inc.	47,253	0.0
6,150		Belluna Co., Ltd.	49,851	0.0
11,500		Benesse Holdings, Inc.	556,478	0.2
13,000	@	Best Denki Co., Ltd.	22,680	0.0
111	L	BIC Camera, Inc.	56,248	0.0
3,100		Bookoff Corp.	26,485	0.0
104,900		Bridgestone Corp.	2,432,867	0.6
19,000		Calsonic Kansei Corp.	73,178	0.0
37		Can Do Co., Ltd.	49,893	0.0
7,500		Canon Sales Co., Inc.	103,543	0.0
36,600	L	Casio Computer Co., Ltd.	259,263	0.1
1,300		Central Sports Co., Ltd.	19,402	0.0
2,200	@	Maruzen CHI Holdings Co. Ltd.	6,346	0.0
3,300		Chiyoda Co., Ltd.	90,548	0.0
2,900		Chofu Seisakusho Co., Ltd.	70,260	0.0
900		Chori Co., Ltd.	10,286	0.0
2,000		Chuo Spring Co., Ltd.	7,168	0.0
31,000	@	Clarion Co., Ltd.	49,266	0.0
5,200		Cleanup Corp.	35,679	0.0
8,000	L	Colowide Co., Ltd.	68,525	0.0
1,600		Corona Corp.	20,673	0.0
2,000		Daido Metal Co., Ltd.	14,729	0.0
7,400		Daidoh Ltd.	46,315	0.0
16,150	@	Daiei, Inc.	34,323	0.0
32,000	L	Daihatsu Motor Co., Ltd.	533,172	0.1
3,600		Daikoku Denki Co., Ltd.	91,911	0.0
3,700		Dainichi Co., Ltd.	36,613	0.0
2,700		Daisyo Corp.	34,828	0.0
10,000	@	Daito Woolen Spinning & Weaving Co., Ltd.	7,329	0.0
1,500		Daiyu Eight Co., Ltd.	10,998	0.0
13,800		DCM Japan Holdings Co., Ltd.	91,928	0.0
15,300	L	Dena Co., Ltd.	507,544	0.1
79,800		Denso Corp.	2,507,352	0.6
32,600	L	Dentsu, Inc.	825,699	0.2
13,000		Descente Ltd.	77,195	0.0
8,800		Don Quijote Co., Ltd.	338,934	0.1
2,300	L	Doshisha Co., Ltd.	66,655	0.0
6,200		Doutor Nichires Holdings Co., Ltd.	77,786	0.0
7,000		Dynic Corp.	13,795	0.0
7,000		Eagle Industry Co., Ltd.	44,417	0.0
19,000	@	Econach Co., Ltd.	8,326	0.0
11,200	L	EDION Corp.	49,465	0.0
4,100		Exedy Corp.	81,396	0.0
3,300		F&A Aqua Holdings, Inc.	33,898	0.0
6,800		Fast Retailing Co., Ltd.	1,579,220	0.4
4,200	L	FCC Co., Ltd.	67,463	0.0
1,300		Felissimo Corp.	17,109	0.0
5,300	L	Foster Electric Co., Ltd.	81,360	0.0
4,000		France Bed Holdings Co., Ltd.	8,587	0.0
3,500		F-Tech, Inc.	57,545	0.0
4,100		Fuji Co., Ltd.	92,479	0.0
108,000		Fuji Heavy Industries Ltd.	899,801	0.2
4,000	@	Fuji Kiko Co., Ltd.	10,890	0.0
9,000		Fuji Kyuko Co., Ltd.	57,594	0.0
343		Fuji Television Network, Inc.	561,135	0.2
6,000		Fujibo Holdings, Inc.	21,511	0.0
2,000		Fujikura Rubber Ltd.	6,876	0.0
18,000		Fujita Kanko, Inc.	60,925	0.0
14,000		Fujitsu General Ltd.	124,032	0.1
4,100		Funai Electric Co., Ltd.	57,819	0.0
7,000		Furukawa Battery Co., Ltd.	31,697	0.0
4,600		Futaba Industrial Co., Ltd.	18,621	0.0
19,000		Gakken Holdings Co., Ltd.	49,623	0.0
5,200		Genki Sushi Co., Ltd.	67,022	0.0
35	L	Geo Co., Ltd.	40,098	0.0
23,000		GLOBERIDE, Inc.	26,743	0.0
11,000	L	Goldwin, Inc.	66,784	0.0
10,000	L	Gourmet Kineya Co., Ltd.	67,613	0.0
29,000		GSI Creos Corp.	37,775	0.0
300		Gulliver International Co., Ltd.	8,561	0.0
21,000		Gunze Ltd.	53,885	0.0
9,000		H2O Retailing Corp.	102,729	0.0
5,370	L	Hakuhodo DY Holdings, Inc.	361,751	0.1
3,300		Hakuyosha Co., Ltd.	8,880	0.0
5,600		Happinet Corp.	46,689	0.0
5,800		Hard Off Corp. Co., Ltd.	39,160	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary: (continued)
2,300		Haruyama Trading Co., Ltd.	$11,928	0.0
189,000	@	Haseko Corp.	120,781	0.1
3,200		Heiwa Corp.	53,682	0.0
3,020		Hiday Hidaka Corp.	49,606	0.0
2,700	L	Hikari Tsushin, Inc.	143,105	0.1
2,600		HIS Co., Ltd.	81,559	0.0
9,200		Hitachi Koki Co., Ltd.	70,091	0.0
272,300		Honda Motor Co., Ltd.	8,415,527	2.0
1,560	L	Honeys Co., Ltd.	23,944	0.0
66		Hoosiers Corp.	44,713	0.0
600		House of Rose Co., Ltd.	9,667	0.0
3,300		Hurxley Corp.	25,372	0.0
1,500		Ichibanya Co., Ltd.	47,611	0.0
6,000		Ichikawa Co., Ltd.	11,844	0.0
12,000	@	Ichikoh Industries Ltd.	18,562	0.0
19		Ikyu Corp.	8,852	0.0
3,900		Imasen Electric Industrial	49,634	0.0
6,900		Impress Holdings, Inc.	10,513	0.0
2,700		Intage, Inc.	57,585	0.0
67,900		Isetan Mitsukoshi Holdings Ltd.	707,483	0.2
204,000		Isuzu Motors Ltd.	983,026	0.2
9,600		Izumi Co., Ltd.	206,893	0.1
26,000	@	Izutsuya Co., Ltd.	15,930	0.0
83,000		J Front Retailing Co., Ltd.	465,155	0.1
58,000	@	Janome Sewing Machine Co., Ltd.	41,413	0.0
1,000		Japan Vilene Co. Ltd.	4,440	0.0
10,000		Japan Wool Textile Co., Ltd.	74,712	0.0
3,700		Joban Kosan Co. Ltd.	5,301	0.0
7,000		Joshin Denki Co., Ltd.	82,548	0.0
20,170		JVC Kenwood Holdings, Inc.	72,140	0.0
2,900	L	Kadokawa Group Holdings, Inc.	85,766	0.0
2,950		Kappa Create Co., Ltd.	67,367	0.0
7,000		Kasai Kogyo Co., Ltd.	29,051	0.0
3,000		Kawai Musical Instruments Manufacturing Co., Ltd.	6,839	0.0
29,000	L	KYB Co. Ltd.	102,981	0.0
7,700		Keihin Corp.	91,038	0.0
8,600	L	Keiyo Co., Ltd.	49,640	0.0
6,400		Kimoto Co., Ltd.	33,740	0.0
35,000	@	Kinki Nippon Tourist Co., Ltd.	45,138	0.0
9,000		Kinugawa Rubber Industrial Co., Ltd.	47,400	0.0
2,300	L	Kisoji Co., Ltd.	48,566	0.0
3,700	L	Kohnan Shoji Co., Ltd.	43,608	0.0
19,000		Koito Manufacturing Co., Ltd.	219,348	0.1
4,900	L	Kojima Co., Ltd.	13,298	0.0
12,000		Komatsu Seiren Co., Ltd.	58,280	0.0
4,000		Komeri Co., Ltd.	101,787	0.0
2,800		Kourakuen Corp.	42,623	0.0
8,160	L	K’S Holdings Corp.	203,021	0.1
1,200		Kura Corp.	17,373	0.0
11,000		Kurabo Industries Ltd.	17,998	0.0
700		Kuraudia Co., Ltd.	8,973	0.0
2,800		Kyoritsu Maintenance Co., Ltd.	61,878	0.0
2,800		LEC, Inc.	36,927	0.0
11,200		Look, Inc.	73,324	0.0
1,500		Marche Corp.	13,861	0.0
1,100		Mars Engineering Corp.	28,771	0.0
41,800	L	Marui Group Co., Ltd.	295,592	0.1
5,800	L	Matsuya Co., Ltd.	64,799	0.0
2,700		Matsuya Foods Co., Ltd.	50,525	0.0
396,000		Mazda Motor Corp.	462,200	0.1
4,650		Megane TOP Co., Ltd.	53,763	0.0
4,700	L	Meiko Network Japan Co., Ltd.	48,760	0.0
2,300		Meiwa Estate Co., Ltd.	10,380	0.0
6,700		Misawa Homes Co., Ltd.	101,727	0.0
9,000		Mitsuba Corp.	59,978	0.0
741,000	@	Mitsubishi Motors Corp.	683,488	0.2
1,000		Mitsui Home Co., Ltd.	5,203	0.0
9,000		Mizuno Corp.	45,030	0.0
1,100		Monogatari Corp./The	22,876	0.0
3,200		MOS Food Services, Inc.	63,269	0.0
5,300		Mr Max Corp.	21,311	0.0
3,300	L	Musashi Seimitsu Industry Co., Ltd.	60,624	0.0
27,000	@	Naigai Co., Ltd.	15,529	0.0
2,900		Nakayamafuku Co., Ltd.	23,151	0.0
36,800		Namco Bandai Holdings, Inc.	623,432	0.2
5,900		Next Co. Ltd	44,118	0.0
32,000		NGK Spark Plug Co., Ltd.	336,661	0.1
26,100	L	NHK Spring Co., Ltd.	224,266	0.1
13,000		Nice Holdings, Inc.	29,545	0.0
3,900		Nidec Copal Corp.	31,336	0.0
3,700		Nidec-Tosok Corp.	29,639	0.0
9,000	L	Nifco, Inc.	207,489	0.1
2,200		Nihon Eslead Corp.	18,223	0.0
7,900		Nihon Tokushu Toryo Co., Ltd.	34,056	0.0
600		Nikkato Corp.	3,747	0.0
56,000		Nikon Corp.	1,539,847	0.4
71,000	@	Nippon Columbia Co. Ltd.	19,946	0.0
1,800		Nippon Felt Co., Ltd.	9,249	0.0
17,000		Nippon Piston Ring Co., Ltd.	28,235	0.0
29,100		Nippon Television Network Corp.	427,535	0.1
9,100		Nishimatsuya Chain Co., Ltd.	75,796	0.0
405,600	L	Nissan Motor Co., Ltd.	3,451,940	0.8
10,000	L	Nissan Shatai Co., Ltd.	111,913	0.0
14,000		Nissei Build Kogyo Co., Ltd.	26,142	0.0
5,100		Nissen Holdings Co., Ltd.	21,161	0.0
23,000		Nisshinbo Industries, Inc.	151,445	0.1
6,500		Nissin Kogyo Co., Ltd.	84,934	0.0
6,400		Nitori Co., Ltd.	594,010	0.2
10,000		Nitto Seimo Co., Ltd.	14,968	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary: (continued)
16,700		NOK Corp.	$267,710	0.1
6,300		Noritsu Koki Co., Ltd.	28,212	0.0
4,000		Ohashi Technica, Inc.	28,115	0.0
25,000		Onward Kashiyama Co., Ltd.	198,979	0.1
9,000		Oriental Land Co., Ltd.	1,185,001	0.3
10,000		Pacific Industrial Co., Ltd.	55,801	0.0
1,150		Pal Co., Ltd.	65,649	0.0
4,900		Paltac Corp.	70,639	0.0
5,000		PanaHome Corp.	29,110	0.0
366,200	L	Panasonic Corp.	2,422,942	0.6
1,100		Parco Co., Ltd.	11,802	0.0
5,700		Paris Miki Holdings, Inc.	33,563	0.0
3,000	L	PIA Corp.	38,212	0.0
2,300		Piolax, Inc.	47,901	0.0
36,700	@, L	Pioneer Corp.	90,075	0.0
3,400		Plenus Co., Ltd.	58,959	0.0
2,110		Point, Inc.	75,931	0.0
14,000		Press Kogyo Co., Ltd.	56,000	0.0
1,200		Renaissance, Inc.	8,315	0.0
5,500	@	Renown, Inc.	8,024	0.0
5,000		Resort Solution Co., Ltd.	10,307	0.0
1,500		Resorttrust, Inc.	27,933	0.0
5,200		Right On Co., Ltd.	44,660	0.0
10,000		Riken Corp.	36,838	0.0
2,900		Ringer Hut Co., Ltd.	38,791	0.0
5,600	L	Rinnai Corp.	417,948	0.1
536		Riso Kyoiku Co. Ltd.	41,406	0.0
1,000		Roland Corp.	6,929	0.0
6,400		Round One Corp.	30,731	0.0
4,700		Royal Holdings Co., Ltd.	58,797	0.0
3,100		Ryohin Keikaku Co., Ltd.	195,398	0.1
6,000	@, L	Sagami Chain Co., Ltd.	47,360	0.0
12,000	@	Sagami Co., Ltd.	16,550	0.0
2,500		Saizeriya Co., Ltd.	37,551	0.0
28,000		Sakai Ovex Co., Ltd.	39,847	0.0
1,700		San Holdings, Inc.	30,376	0.0
10,000		Sanden Corp.	30,094	0.0
6,200	L	Sangetsu Co., Ltd.	170,661	0.1
8,900	L	Sankyo Co., Ltd.	414,057	0.1
10,600		Sankyo Seiko Co., Ltd.	35,485	0.0
1,000		Sanoh Industrial Co., Ltd.	6,512	0.0
8,400	L	Sanrio Co., Ltd.	300,440	0.1
811,000	@, L, X	Sansui Electric Co., Ltd.	—	—
14,000		Sanyo Shokai Ltd.	43,707	0.0
10,000		Scroll Corp.	35,468	0.0
35,400		Sega Sammy Holdings, Inc.	667,983	0.2
15,000		Seiko Holdings Corp.	40,740	0.0
3,600		Seiren Co., Ltd.	24,920	0.0
68,000		Sekisui Chemical Co., Ltd.	547,685	0.1
105,000		Sekisui House Ltd.	1,042,378	0.3
8,700		Senshukai Co., Ltd.	57,269	0.0
158,000	L	Sharp Corp.	390,735	0.1
5,000		Shikibo Ltd.	5,878	0.0
7,500		Shimachu Co., Ltd.	156,315	0.1
3,800		Shimamura Co., Ltd.	442,389	0.1
12,500		Shimano, Inc.	907,579	0.2
3,100		Shimojima Co., Ltd.	40,271	0.0
5,000		Shingakukai Co., Ltd.	18,947	0.0
4,000		Shinyei Kaisha	5,336	0.0
7,000		Shiroki Corp.	16,226	0.0
1,800		Shobunsha Publications, Inc.	12,153	0.0
22,000		Shochiku Co., Ltd.	218,895	0.1
6,700		Showa Corp.	59,043	0.0
2,100		Shuei Yobiko Co., Ltd.	8,131	0.0
3,300		SK Japan Co., Ltd.	10,584	0.0
204		Sky Perfect Jsat Corp.	91,862	0.0
200,900	L	Sony Corp.	2,349,160	0.6
2,800		Dunlop Sports Co. Ltd.	35,861	0.0
1,500		St. Marc Holdings Co., Ltd.	56,031	0.0
23,000		Stanley Electric Co., Ltd.	340,489	0.1
3,500		Studio Alice Co., Ltd.	55,903	0.0
13,000		Suminoe Textile Co., Ltd.	24,530	0.0
24,300		Sumitomo Forestry Co., Ltd.	215,767	0.1
29,100		Sumitomo Rubber Industries, Inc.	346,072	0.1
66,200		Suzuki Motor Corp.	1,285,797	0.3
25,000	@, L	SxL Corp.	44,392	0.0
11,000		T RAD Co., Ltd.	24,222	0.0
7,100		Tac Co., Ltd.	11,887	0.0
3,400		Tachi-S Co., Ltd.	57,666	0.0
48		Tact Home Co., Ltd.	57,879	0.0
5,900		Taiho Kogyo Co., Ltd.	58,494	0.0
3,800		Takamatsu Construction Group Co., Ltd.	68,272	0.0
47,000		Takashimaya Co., Ltd.	322,234	0.1
5,100	L	Takata Corp.	91,608	0.0
345		Take And Give Needs Co., Ltd.	29,402	0.0
1,000		Takihyo Co., Ltd.	5,706	0.0
3,200		Tamron Co., Ltd.	97,701	0.0
1,000		Taya Co., Ltd.	8,777	0.0
10,000		TBK Co., Ltd.	45,705	0.0
3,100		TPR Co., Ltd.	36,187	0.0
7,000		Teikoku Sen-I Co., Ltd.	54,931	0.0
3,800		T-Gaia Corp.	36,724	0.0
18,000		Toabo Corp.	11,967	0.0
7,000		Toei Co., Ltd.	39,233	0.0
24,000		Toho Co., Ltd.	441,270	0.1
27,000		AGORA Hospitality Group Co. Ltd.	5,882	0.0
7,200		Tokai Rika Co., Ltd.	101,026	0.0
3,400		Tokai Rubber Industries, Inc.	32,462	0.0
4,000		Tokai Senko KK	4,049	0.0
430		Token Corp.	18,214	0.0
16,900	L	Tokyo Broadcasting System, Inc.	176,731	0.1
25,000		Tokyo Dome Corp.	81,584	0.0
7,800		Tokyo Individualized Educational Institute, Inc.	14,592	0.0
4,000		Tokyotokeiba Co., Ltd.	5,840	0.0
7,600		Tomy Co., Ltd.	42,371	0.0
4,000	@, L	Tonichi Carlife Group, Inc.	17,701	0.0
6,800		Top Culture Co. Ltd	32,830	0.0
1,600		Topre Corp.	13,519	0.0
2,200		Toridoll.corp	35,688	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary: (continued)
2,000		Totenko Co., Ltd.	$5,198	0.0
2,900		Touei Housing Corp.	30,930	0.0
7,400		Tow Co., Ltd.	47,671	0.0
21,000		Toyo Tire & Rubber Co., Ltd.	52,712	0.0
117,000		Toyobo Co., Ltd.	138,878	0.1
9,600		Toyoda Gosei Co., Ltd.	192,244	0.1
13,900	L	Toyota Boshoku Corp.	144,195	0.1
31,300		Toyota Industries Corp.	876,164	0.2
423,060		Toyota Motor Corp.	16,587,896	3.9
8,900		TS Tech Co., Ltd.	143,028	0.1
13,350		TSI Holdings Co. Ltd.	87,530	0.0
7,000		Tsukamoto Corp. Co., Ltd.	11,425	0.0
6,600		TV Asahi Corp.	98,219	0.0
4,900		Tv Tokyo Holdings Corp.	55,353	0.0
4,300		Unipres Corp.	95,170	0.0
49,000	@	Unitika Ltd.	23,830	0.0
4,900		U-Shin Ltd.	24,138	0.0
4,760		USS Co., Ltd.	502,701	0.1
18,000		Wacoal Holdings Corp.	216,206	0.1
900	@	Warehouse Co., Ltd.	2,608	0.0
2,100		Watabe Wedding Corp.	17,863	0.0
3,900		WATAMI Co., Ltd.	88,381	0.0
3,200		Xebio Co., Ltd.	66,372	0.0
16,160	L	Yamada Denki Co., Ltd.	708,893	0.2
25,300		Yamaha Corp.	234,233	0.1
56,600		Yamaha Motor Co., Ltd.	493,955	0.1
19,000		Yamatane Corp.	25,205	0.0
6,800		Yamato International, Inc.	31,786	0.0
1,000		Yellow Hat Ltd.	13,811	0.0
500		Yokohama Reito Co., Ltd.	3,671	0.0
34,000		Yokohama Rubber Co., Ltd.	251,244	0.1
13,000		Yomiuri Land Co., Ltd.	43,258	0.0
2,100		Yorozu Corp.	32,775	0.0
53	L	Yoshinoya D&C Co., Ltd.	68,006	0.0
3,100		Zenrin Co., Ltd.	41,270	0.0
6,100	L	Zensho Holdings Co., Ltd.	77,695	0.0
			80,364,121	18.6
		Consumer Staples: 7.8%
113,700		Aeon Co., Ltd.	1,283,898	0.3
3,000		Aeon Hokkaido Corp.	14,081	0.0
1,900		Ain Pharmaciez, Inc.	135,713	0.1
96,000		Ajinomoto Co., Inc.	1,503,677	0.4
3,500		Arcs Co., Ltd.	81,077	0.0
1,900		Ariake Japan Co., Ltd.	42,539	0.0
67,900		Asahi Group Holdings, Ltd.	1,674,490	0.4
4,400		Belc Co., Ltd.	66,723	0.0
1,500		Calbee, Inc.	131,518	0.0
2,700		Cawachi Ltd.	56,231	0.0
6,300		CFS Corp.	28,960	0.0
4,300		Chubu Shiryo Co., Ltd.	28,934	0.0
4,300		Coca-Cola Central Japan Co., Ltd.	55,519	0.0
12,700		Coca-Cola West Co., Ltd.	210,603	0.1
2,220		Cocokara Fine Holdings, Inc.	77,443	0.0
1,300		Cosmos Pharmaceutical Corp.	119,316	0.0
2,500		Create SD Holdings	70,748	0.0
20	L	Dr Ci:Labo Co., Ltd.	67,583	0.0
1,500		Dydo Drinco, Inc.	68,274	0.0
2,200		Echo Trading Co., Ltd.	19,210	0.0
2,600		Eco’s Co., Ltd.	16,991	0.0
10,000		Ezaki Glico Co., Ltd.	123,664	0.0
10,700	L	FamilyMart Co., Ltd.	525,685	0.1
6,700		Fancl Corp.	78,747	0.0
8,900		Fuji Oil Co., Ltd.	124,300	0.0
2,000		Fujicco Co., Ltd.	26,749	0.0
25,000	@	Fujiya Co., Ltd.	62,403	0.0
1,700	L	Genky Stores, Inc.	37,791	0.0
5,300		Harashin Narus Holdings Co., Ltd.	99,181	0.0
15,000	@	Hayashikane Sangyo Co., Ltd.	11,903	0.0
4,900		Heiwado Co., Ltd.	70,989	0.0
3,700		Hokuto Corp.	78,247	0.0
10,000		House Foods Corp.	169,180	0.1
4,800		Inageya Co., Ltd.	59,399	0.0
9,100		Ito En Ltd.	181,634	0.1
1,600		Itochu-Shokuhin Co., Ltd.	59,706	0.0
18,000		Itoham Foods, Inc.	78,811	0.0
12,000		Izumiya Co., Ltd.	60,976	0.0
300		Japan Foods Co. Ltd	3,448	0.0
159,100	L	Japan Tobacco, Inc.	4,762,459	1.1
28,000		J-Oil Mills, Inc.	77,760	0.0
12,500	L	Kagome Co., Ltd.	286,518	0.1
89,500		Kao Corp.	2,631,414	0.6
2,700		Kasumi Co., Ltd.	17,938	0.0
3,600		Kato Sangyo Co., Ltd.	68,971	0.0
17,800		Kewpie Corp.	297,806	0.1
3,400		KEY Coffee, Inc.	66,491	0.0
30,000		Kikkoman Corp.	409,661	0.1
149,000		Kirin Brewery Co., Ltd.	1,992,348	0.5
2,200		Kirindo Co., Ltd.	14,945	0.0
5,500		Kobayashi Pharmaceutical Co., Ltd.	293,496	0.1
4,100		Kose Corp.	95,510	0.0
14,000		Kyodo Shiryo Co., Ltd.	16,603	0.0
13,000		Kyokuyo Co. Ltd.	28,776	0.0
11,000		Lawson, Inc.	844,409	0.2
1,200		Life Corp.	18,840	0.0
44,000		Lion Corp.	256,383	0.1
1,100		Mandom Corp.	28,815	0.0
9,000		Marudai Food Co., Ltd.	33,301	0.0
14,000		Maruetsu, Inc.	48,562	0.0
63,000		Maruha Nichiro Holdings, Inc.	101,305	0.0
4,400	L	Matsumotokiyoshi Holdings Co., Ltd.	108,550	0.0
6,300		Megmilk Snow Brand Co., Ltd.	111,572	0.0
12,300		MEIJI Holdings Co., Ltd.	610,402	0.2
700		Meito Sangyo Co., Ltd.	9,508	0.0
3,900		Mikuni Coca-Cola Bottling Co., Ltd.	34,160	0.0
960		Milbon Co., Ltd.	32,142	0.0
900		Ministop Co., Ltd.	14,984	0.0
23,000		Mitsui Sugar Co., Ltd.	76,485	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples: (continued)
18,000		Miyoshi Oil & Fat Co., Ltd.	$22,394	0.0
19,000		Morinaga & Co., Ltd.	43,709	0.0
39,000		Morinaga Milk Industry Co., Ltd.	132,637	0.1
17,000		Morozoff Ltd.	59,982	0.0
1,000		Nagatanien Co., Ltd.	10,119	0.0
2,000		Nakamuraya Co., Ltd.	10,547	0.0
5,300		Natori Co., Ltd.	57,381	0.0
9,000		Nichimo Co. Ltd	18,383	0.0
45,000		Nichirei Corp.	246,402	0.1
660		Nihon Chouzai Co., Ltd.	17,477	0.0
23,000		Nippon Beet Sugar Manufacturing Co., Ltd.	44,673	0.0
20,000		Nippon Flour Mills Co., Ltd.	89,152	0.0
30,000		Nippon Formula Feed Manufacturing Co., Ltd.	39,180	0.0
29,000		Nippon Meat Packers, Inc.	371,915	0.1
39,600	L	Nippon Suisan Kaisha Ltd.	85,070	0.0
5,000		Nisshin Oillio Group Ltd.	19,595	0.0
36,500	L	Nisshin Seifun Group, Inc.	448,732	0.1
14,400	L	Nissin Food Products Co., Ltd.	564,089	0.1
20,000		Oenon Holdings, Inc.	50,236	0.0
1,500		OIE Sangyo Co., Ltd.	16,266	0.0
3,000		Okuwa Co., Ltd.	45,362	0.0
2,900		Olympic Corp.	29,612	0.0
3,200		Pigeon Corp.	146,128	0.1
1,800		Pola Orbis Holdings, Inc.	56,720	0.0
5,800		Poplar Co., Ltd.	38,346	0.0
11,000		Prima Meat Packers Ltd.	20,138	0.0
1,900		Rock Field Co., Ltd.	36,049	0.0
2,700		Mitsubishi Shokuhin Co. Ltd.	70,478	0.0
7,500		S Foods, Inc.	71,105	0.0
1,700		Sakata Seed Corp.	22,695	0.0
900		San-A Co., Ltd.	35,956	0.0
50,000		Sapporo Holdings Ltd.	139,405	0.1
133,400		Seven & I Holdings Co., Ltd.	4,087,818	1.0
59,600	L	Shiseido Co., Ltd.	816,958	0.2
2,000		Showa Sangyo Co., Ltd.	6,834	0.0
1,300		Sogo Medical Co., Ltd.	46,956	0.0
3,100		ST Corp.	35,543	0.0
6,000		Starzen Co., Ltd.	17,961	0.0
5,100		Sugi Pharmacy Co., Ltd.	179,053	0.1
6,600		Sundrug Co., Ltd.	239,735	0.1
30,000		Takara Holdings, Inc.	221,711	0.1
10,000		Tobu Store Co., Ltd.	33,166	0.0
10,000		Toho Co., Ltd./Hyogo	38,782	0.0
15,000		Tohto Suisan Co., Ltd.	22,846	0.0
7,600		Torigoe Co., Ltd.	60,579	0.0
3,000		Toyo Sugar Refining Co., Ltd.	3,151	0.0
19,000		Toyo Suisan Kaisha Ltd.	475,439	0.1
2,900		Tsuruha Holdings, Inc.	216,957	0.1
19,300	L	Uni-Charm Corp.	1,106,572	0.3
5,200		Aderans Co. Ltd.	70,903	0.0
25,100		UNY Co., Ltd.	194,654	0.1
2,600		Valor Co., Ltd.	43,103	0.0
3,300		Warabeya Nichiyo Co., Ltd.	57,155	0.0
3,200		Yaizu Suisankagaku Industry Co., Ltd.	30,781	0.0
20,400	L	Yakult Honsha Co., Ltd.	967,305	0.2
330		Yamaya Corp.	4,968	0.0
28,000		Yamazaki Baking Co., Ltd.	374,735	0.1
3,900		Yamazawa Co., Ltd.	73,929	0.0
1,800		Yaoko Co., Ltd.	69,282	0.0
6,000		Yomeishu Seizo Co., Ltd.	57,085	0.0
2,800		Yonekyu Corp.	24,105	0.0
			33,634,454	7.8
		Energy: 1.5%
11,200		AOC Holdings, Inc.	32,748	0.0
69,000		Cosmo Oil Co., Ltd.	126,873	0.0
2,600	@	Fuji Kosan Co., Ltd.	15,321	0.0
4,100		Idemitsu Kosan Co., Ltd.	335,339	0.1
444		Inpex Holdings, Inc.	2,639,468	0.6
3,400		Itochu Enex Co., Ltd.	18,150	0.0
1,100		Japan Drilling Co. Ltd.	30,952	0.0
5,000		Japan Oil Transportation Co., Ltd.	11,838	0.0
6,700		Japan Petroleum Exploration Co.	268,516	0.1
366,010		JX Holdings, Inc.	1,999,358	0.5
5,000		Kanto Natural Gas Development Ltd	27,384	0.0
9,000		Kyoei Tanker Co., Ltd.	18,251	0.0
4,900		Mitsuuroko Co., Ltd.	37,435	0.0
3,900		Modec, Inc.	76,776	0.0
4,600		Nippon Gas Co., Ltd.	68,882	0.0
4,500		Sala Corp.	31,850	0.0
5,000		San-Ai Oil Co., Ltd.	22,824	0.0
6,600		Shinko Plantech Co., Ltd.	53,649	0.0
29,800		Showa Shell Sekiyu KK	157,700	0.1
10,000		Sinanen Co., Ltd.	45,115	0.0
54,000		TonenGeneral Sekiyu KK	468,379	0.1
9,000		Toyo Kanetsu K K	18,428	0.0
			6,505,236	1.5
		Financials: 17.2%
56,000		77 Bank Ltd.	232,134	0.1
7,870		Acom Co., Ltd.	200,194	0.1
11,300		Aeon Credit Service Co., Ltd.	242,981	0.1
15,100		Aeon Mall Co., Ltd.	368,712	0.1
1,400	L	Aichi Bank Ltd.	81,034	0.0
55,400		Aiful Corp.	97,059	0.0
8,700		Airport Facilities Co., Ltd.	39,823	0.0
18,000		Akita Bank Ltd.	53,695	0.0
29,000		Aomori Bank Ltd.	91,369	0.0
98,000		Aozora Bank Ltd.	299,683	0.1
28,000	L	Awa Bank Ltd.	180,623	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
2,200		Bank of Iwate Ltd.	$105,520	0.0
63,000	L	Bank of Kyoto Ltd.	533,008	0.1
29,000		Bank of Nagoya Ltd.	101,743	0.0
2,800	L	Bank of Okinawa Ltd.	123,406	0.0
16,000		Bank of Saga Ltd.	38,850	0.0
100		Bank of the Ryukyus Ltd.	1,302	0.0
211,000	L	Bank of Yokohama Ltd.	1,003,359	0.2
8,300		Century Leasing System, Inc.	160,682	0.1
130,000		Chiba Bank Ltd.	755,720	0.2
6,500	@	Chiba Kogyo Bank Ltd.	35,245	0.0
29,000		Chugoku Bank Ltd.	408,587	0.1
22,000		Chukyo Bank Ltd.	47,870	0.0
606,440		Sumitomo Mitsui Trust Holdings, Inc.	1,800,428	0.4
27,100		Credit Saison Co., Ltd.	654,731	0.2
9,700		Daibiru Corp.	80,107	0.0
1,702		Dai-ichi Life Insurance Co., Ltd.	1,925,100	0.5
5,800		Daiko Clearing Services Corp.	21,302	0.0
22,000		Daikyo, Inc.	55,349	0.0
29,000		Daisan Bank Ltd.	52,985	0.0
41,000		Daishi Bank Ltd.	133,553	0.0
13,000		Daito Bank Ltd.	10,800	0.0
13,700		Daito Trust Construction Co., Ltd.	1,375,263	0.3
94,000		Daiwa House Industry Co., Ltd.	1,362,050	0.3
324,000	L	Daiwa Securities Group, Inc.	1,230,645	0.3
27,000		Ehime Bank Ltd.	71,864	0.0
18,000		Eighteenth Bank Ltd.	47,690	0.0
29,600		FIDEA Holdings Co., Ltd.	61,251	0.0
75	@	Accretive Co. Ltd.	8,384	0.0
29,000		Fukui Bank Ltd.	71,590	0.0
144,000		Fukuoka Financial Group, Inc.	584,689	0.1
7,000		Fukushima Bank Ltd./The	4,293	0.0
2,800		Fuyo General Lease Co., Ltd.	81,736	0.0
3,820		Goldcrest Co., Ltd.	58,966	0.0
78,000		Gunma Bank Ltd.	396,111	0.1
66,000		Hachijuni Bank Ltd.	365,925	0.1
5,900		Heiwa Real Estate Co., Ltd.	67,876	0.0
16,000		Higashi-Nippon Bank Ltd.	35,045	0.0
18,000		Higo Bank Ltd.	109,407	0.0
81,000		Hiroshima Bank Ltd.	271,260	0.1
8,300		Hitachi Capital Corp.	150,242	0.0
43,000		Hokkoku Bank Ltd.	163,595	0.1
40,000		Hokkoku Bank Ltd.	81,360	0.0
218,000		Hokugin Financial Group, Inc.	337,005	0.1
33,000		Hyakugo Bank Ltd.	148,543	0.0
33,000		Hyakujushi Bank Ltd.	132,634	0.0
3,500	L	IBJ Leasing Co., Ltd.	87,133	0.0
4,400		Ichiyoshi Securities Co., Ltd.	21,953	0.0
1,500		Iida Home Max	13,961	0.0
6,400		Iwai Securities Co., Ltd.	23,522	0.0
36,000		Iyo Bank Ltd.	293,014	0.1
18,000		Jaccs Co., Ltd.	68,617	0.0
3,800		Jafco Co., Ltd.	73,692	0.0
80,000	@	Japan Asia Investment Co., Ltd.	48,224	0.0
6,900		Japan Securities Finance Co., Ltd.	31,668	0.0
1,100		Jowa Holdings Co. Ltd	19,841	0.0
136,000	L	Joyo Bank Ltd.	665,116	0.2
34,000		Juroku Bank Ltd.	117,506	0.0
19,200		kabu.com Securities Co., Ltd.	55,813	0.0
20,000		Kagoshima Bank Ltd.	131,739	0.0
35,000		Kansai Urban Banking Corp.	46,595	0.0
9,000		Keihanshin Building Co. Ltd.	40,905	0.0
20,000		Keiyo Bank Ltd.	91,563	0.0
338	@	Kenedix, Inc.	39,232	0.0
2,300		Kita-Nippon Bank Ltd.	67,404	0.0
138,000		Kiyo Holdings, Inc.	199,824	0.1
5,000		Kosei Securities Co., Ltd.	4,682	0.0
6,200		Kyokuto Securities Co., Ltd.	44,913	0.0
51		Land Business Co., Ltd.	10,267	0.0
12,700		Leopalace21 Corp.	38,184	0.0
12,200		Marusan Securities Co., Ltd.	36,325	0.0
15,000		Matsui Securities Co., Ltd.	95,535	0.0
22,000		Michinoku Bank Ltd.	44,469	0.0
7,000		Mie Bank Ltd.	16,036	0.0
10,000		Minato Bank Ltd.	19,449	0.0
3,000		Mito Securities Co., Ltd.	5,510	0.0
220,000		Mitsubishi Estate Co., Ltd.	4,206,427	1.0
2,437,400		Mitsubishi UFJ Financial Group, Inc.	11,405,946	2.7
8,070		Mitsubishi UFJ Lease & Finance Co., Ltd.	339,756	0.1
141,000		Mitsui Fudosan Co., Ltd.	2,817,553	0.7
93,511		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,614,222	0.4
28,000		Miyazaki Bank Ltd.	76,729	0.0
4,076,700	L	Mizuho Financial Group, Inc.	6,616,636	1.5
379		Monex Beans Holdings, Inc.	62,157	0.0
5,100		Musashino Bank Ltd.	156,757	0.0
17,000		Nagano Bank Ltd.	33,454	0.0
30,000		Nanto Bank Ltd.	149,961	0.0
109,000		Nishi-Nippon City Bank Ltd.	252,291	0.1
6,300		Nisshin Fudosan Co.	36,873	0.0
65,950		NKSJ Holdings, Inc.	1,286,154	0.3
672,800		Nomura Holdings, Inc.	2,402,641	0.6
13,300		Nomura Real Estate Holdings, Inc.	233,208	0.1
224		NTT Urban Development Corp.	181,769	0.1
25,000		Ogaki Kyoritsu Bank Ltd.	90,188	0.0
22,000		Oita Bank Ltd.	72,108	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
13,000		Okasan Securities Group, Inc.	$48,736	0.0
51,500	@	Orient Corp.	79,099	0.0
16,270		ORIX Corp.	1,629,598	0.4
10,300		Osaka Securities Finance Co., Ltd.	20,568	0.0
3,800		Pocket Card Co., Ltd.	16,092	0.0
280,000		Resona Holdings, Inc.	1,146,460	0.3
500		Ricoh Leasing Co., Ltd.	12,192	0.0
21,000		San-In Godo Bank Ltd.	152,919	0.0
37,600		Sapporo Hokuyo Holdings, Inc.	107,201	0.0
38,060	L	Softbank Investment Corp.	245,210	0.1
26,330		Senshu Ikeda Holdings, Inc.	158,359	0.0
91,200		Seven Bank Ltd.	278,277	0.1
33,000		Shiga Bank Ltd.	207,528	0.1
17,000		Shikoku Bank Ltd.	44,131	0.0
1,600		Shimizu Bank Ltd.	49,151	0.0
235,000		Shinsei Bank Ltd.	303,568	0.1
104,000		Shizuoka Bank Ltd.	1,064,188	0.3
46,300		Hulic Co. Ltd.	281,283	0.1
33,900		Sony Financial Holdings, Inc.	577,988	0.1
241,252	L	Sumitomo Mitsui Financial Group, Inc.	7,516,975	1.8
1,520		Sumitomo Real Estate Sales	76,161	0.0
75,000	L	Sumitomo Realty & Development Co., Ltd.	1,987,383	0.5
77		Sun Frontier Fudousan Co., Ltd.	17,227	0.0
39,000	L	Suruga Bank Ltd.	442,038	0.1
121,200		T&D Holdings, Inc.	1,308,629	0.3
9,000		Taiko Bank Ltd/The	25,682	0.0
7,500		Takara Leben Co., Ltd.	80,660	0.0
13,800		TOC Co., Ltd.	73,705	0.0
13,000		Tochigi Bank Ltd.	47,919	0.0
20,000		Toho Bank Ltd.	68,473	0.0
31,000		Tohoku Bank Ltd.	45,259	0.0
34,000		Tokai Tokyo Financial Holdings	113,677	0.0
120,400		Tokio Marine Holdings, Inc.	3,063,769	0.7
7,000		Tokyo Rakutenchi Co., Ltd.	26,282	0.0
48,000		Tokyo Tatemono Co., Ltd.	187,299	0.1
5,900		Tokyo Tatemono Real Estate Sales Co., Ltd.	20,016	0.0
37,000	L	Tokyo Theatres Co., Inc.	48,303	0.0
5,600		Tokyo Tomin Bank Ltd.	52,421	0.0
56,000		Tokyu Land Corp.	299,263	0.1
2,800		Tokyu Livable, Inc.	37,004	0.0
14,000		Tomato Bank Ltd.	27,199	0.0
28,700		TOMONY Holdings, Inc.	128,029	0.0
125		Tosei Corp.	43,912	0.0
22,000		Tottori Bank Ltd.	45,263	0.0
29,000		Towa Bank Ltd.	28,176	0.0
25,000		Toyo Securities Co., Ltd.	43,659	0.0
8,700		Tsukuba Bank Ltd.	30,411	0.0
2,200		Yachiyo Bank Ltd.	42,562	0.0
15,000	L	Yamagata Bank Ltd.	69,866	0.0
32,000		Yamaguchi Financial Group, Inc.	258,934	0.1
11,000		Yamanashi Chuo Bank Ltd.	46,745	0.0
			74,367,349	17.2
		Health Care: 6.8%
10,000		Alfresa Holdings Corp.	492,594	0.1
900		As One Corp.	20,147	0.0
6,000		ASKA Pharmaceutical Co., Ltd.	31,406	0.0
73,500		Astellas Pharma, Inc.	3,724,975	0.9
2,300		BML, Inc.	60,148	0.0
40,600		Chugai Pharmaceutical Co., Ltd.	850,955	0.2
2,500		CMIC Co., Ltd.	41,343	0.0
1,200		Create Medic Co., Ltd.	12,353	0.0
114,200		Daiichi Sankyo Co., Ltd.	1,881,128	0.4
200		Daiken Medical Co. Ltd	3,075	0.0
27,300	L	Dainippon Sumitomo Pharma Co., Ltd.	299,949	0.1
900		Daito Pharmaceutical Co. Ltd	15,948	0.0
3,600		Eiken Chemical Co., Ltd.	49,240	0.0
41,800	L	Eisai Co., Ltd.	1,883,005	0.5
29		EPS Co., Ltd.	82,798	0.0
4,000		Falco Biosystems Ltd.	47,668	0.0
10,800		Hisamitsu Pharmaceutical Co., Inc.	597,738	0.2
6,000		Hitachi Medical Corp.	71,631	0.0
1,900		Hogy Medical Co., Ltd.	101,773	0.0
685	@	I’rom Holdings Co., Ltd.	18,335	0.0
2,800		Japan Medical Dynamic Marketing, Inc.	8,691	0.0
16,000		Jeol Ltd.	35,849	0.0
10,000		Kaken Pharmaceutical Co., Ltd.	149,276	0.0
4,500		Kissei Pharmaceutical Co., Ltd.	80,234	0.0
10,000		Kyorin Co., Ltd.	246,399	0.1
46,000		Kyowa Hakko Kogyo Co., Ltd.	555,504	0.1
81		M3, Inc.	153,986	0.1
33,500		Mediceo Paltac Holdings Co., Ltd.	461,131	0.1
8,700		Miraca Holdings, Inc.	390,701	0.1
34,100		Mitsubishi Tanabe Pharma Corp.	517,515	0.1
10,000		Mochida Pharmaceutical Co., Ltd.	123,581	0.0
5,000		Nagaileben Co., Ltd.	78,533	0.0
3,500		Nichii Gakkan Co.	33,600	0.0
4,700	L	Nichi-iko Pharmaceutical Co., Ltd.	110,775	0.0
6,700		Nihon Kohden Corp.	232,622	0.1
11,000	L	Nikkiso Co., Ltd.	135,711	0.0
6,000		Nippon Chemiphar Co., Ltd.	36,480	0.0
5,000		Nippon Shinyaku Co., Ltd.	63,634	0.0
9,300		Nipro Corp.	59,564	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
2,900		Nissui Pharmaceutical Co., Ltd.	$29,644	0.0
40,300		Olympus Corp.	786,807	0.2
17,400	L	Ono Pharmaceutical Co., Ltd.	1,070,660	0.3
67,200		Otsuka Holdings Co. Ltd.	2,082,592	0.5
3,000		Paramount Bed Holdings Co. Ltd.	98,522	0.0
12,000		Rohto Pharmaceutical Co., Ltd.	181,467	0.1
11,500		Santen Pharmaceutical Co., Ltd.	527,504	0.1
2,500		Sawai Pharmaceutical Co., Ltd.	290,084	0.1
5,800		Seikagaku Corp.	66,967	0.0
3,300	@	Shin Nippon Biomedical Laboratories Ltd.	8,352	0.0
54,100	L	Shionogi & Co., Ltd.	824,426	0.2
4,800		Ship Healthcare Holdings, Inc.	152,715	0.0
13,000		Suzuken Co., Ltd.	431,027	0.1
12,000		Sysmex Corp.	577,013	0.1
3,400		Taiko Pharmaceutical Co. Ltd.	30,908	0.0
8,600		Taisho Pharmaceutical Holdings Co. Ltd.	699,473	0.2
125,900	L	Takeda Pharmaceutical Co., Ltd.	5,792,354	1.4
23,600		Terumo Corp.	1,014,691	0.2
7,800		Toho Pharmaceutical Co., Ltd.	159,275	0.1
2,000		Tokai Corp./Gifu	51,185	0.0
3,900		Torii Pharmaceutical Co., Ltd.	84,973	0.0
2,000	L	Towa Pharmaceutical Co., Ltd.	133,611	0.0
10,700		Tsumura & Co.	334,776	0.1
9,600		Vital KSK Holdings, Inc.	96,750	0.0
6,000		Wakamoto Pharmaceutical Co., Ltd.	16,197	0.0
2,000	L	ZERIA Pharmaceutical Co., Ltd.	36,437	0.0
			29,338,405	6.8
		Industrials: 20.4%
2,000	@	A&A Material Corp.	1,662	0.0
2,300		Advan Co., Ltd.	23,927	0.0
7,000		Advanex, Inc.	6,533	0.0
2,800		Aeon Delight Co., Ltd.	61,680	0.0
10,100		Aica Kogyo Co., Ltd.	172,541	0.1
11,300		Aichi Corp.	49,033	0.0
1,200		Aida Engineering Ltd.	7,964	0.0
1,600		Airtech Japan Ltd.	7,091	0.0
460,000	L	All Nippon Airways Co., Ltd.	966,913	0.2
51,000		Amada Co., Ltd.	222,847	0.1
4,000		Anest Iwata Corp.	16,689	0.0
29,000	@	Arrk Corp.	59,578	0.0
7,200		Asahi Diamond Industrial Co., Ltd.	80,733	0.0
163,000		Asahi Glass Co., Ltd.	1,084,346	0.3
4,600		Asahi Kogyosha Co., Ltd.	16,843	0.0
38,000		Asanuma Corp.	26,268	0.0
2,000		Asunaro Aoki Construction Co., Ltd.	10,190	0.0
1,600		Azuma Shipping Co. Ltd	4,481	0.0
3,000		Bando Chemical Industries Ltd.	10,467	0.0
3,000		Bunka Shutter Co., Ltd.	13,504	0.0
30,000		Central Glass Co., Ltd.	89,010	0.0
27,100		Central Japan Railway Co.	2,378,756	0.6
1,900		Central Security Patrols Co., Ltd.	19,136	0.0
32,000	L	Chiyoda Corp.	497,149	0.1
2,800		Chiyoda Integre Co., Ltd.	29,760	0.0
6,800		Chudenko Corp.	63,225	0.0
6,000		Chugai Ro Co., Ltd.	16,268	0.0
7,600		CKD Corp.	43,168	0.0
17,500		COMSYS Holdings Corp.	243,918	0.1
5,100		Cosel Co., Ltd.	68,066	0.0
5,300		CTI Engineering Co., Ltd.	33,260	0.0
105,000	L	Dai Nippon Printing Co., Ltd.	732,167	0.2
11,000	L	Dai-Dan Co., Ltd.	70,627	0.0
4,000		Daido Kogyo Co., Ltd.	6,816	0.0
12,500		Daifuku Co., Ltd.	62,475	0.0
10,000		Daihen Corp.	25,675	0.0
21,000		Daiho Corp.	23,637	0.0
29,000	L	Daiichi Chuo KK	22,574	0.0
12,000	L	Daiichi Jitsugyo Co., Ltd.	52,282	0.0
43,900	L	Daikin Industries Ltd.	1,135,433	0.3
1,200		Daiohs Corp.	7,735	0.0
4,500		Daiseki Co., Ltd.	69,719	0.0
14,000		Danto Holdings Corp.	13,294	0.0
1,600		Denyo Co., Ltd.	17,635	0.0
2,000		Dijet Industrial Co., Ltd.	3,765	0.0
12	@	Dream Incubator, Inc.	9,660	0.0
9,600		Duskin Co., Ltd.	193,034	0.1
55,500		East Japan Railway Co.	3,672,162	0.9
56,000		Ebara Corp.	233,821	0.1
700		Ebara Jitsugyo Co. Ltd.	10,736	0.0
33,000	@	Enshu Ltd.	27,013	0.0
33,400		Fanuc Ltd.	5,376,010	1.3
17,700	@	Fudo Tetra Corp.	23,764	0.0
90,000	L	Fuji Electric Holdings Co., Ltd.	182,534	0.1
52,000	L	Fujikura Ltd.	155,533	0.1
9,000		Fujitec Co., Ltd.	52,937	0.0
11,000		Fukuda Corp.	44,658	0.0
1,700		Fukushima Industries Corp.	28,247	0.0
15,000	L	Fukuyama Transporting Co., Ltd.	83,101	0.0
185	@	FULLCAST Holdings Co., Ltd.	32,602	0.0
9,700		Funai Consulting Co., Ltd.	65,579	0.0
38,000		Furukawa Co., Ltd.	35,035	0.0
109,000		Furukawa Electric Co., Ltd.	204,798	0.1
6,700		Futaba Corp.	86,596	0.0
2,000		Gakujo Co., Ltd.	6,937	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
11,200		Glory Ltd.	$262,464	0.1
63,000	L	GS Yuasa Corp.	261,919	0.1
1,500		Hamakyorex Co., Ltd.	47,029	0.0
220,000		Hankyu Hanshin Holdings, Inc.	1,188,120	0.3
30,000		Hanwa Co., Ltd.	103,948	0.0
21,900		Hazama Corp.	45,623	0.0
1,600		Helios Techno Holdings Co., Ltd.	2,954	0.0
5,200		Hibiya Engineering Ltd.	67,643	0.0
46,000	L	Hino Motors Ltd.	301,131	0.1
2,700		Hirakawa Hewtech Corp.	22,462	0.0
7,000		Hisaka Works Ltd.	48,322	0.0
21,000		Hitachi Cable Ltd.	28,364	0.0
19,300	L	Hitachi Construction Machinery Co., Ltd.	311,690	0.1
300		Hitachi Tool Engineering Ltd.	2,678	0.0
5,300	L	Hitachi Transport System Ltd.	88,810	0.0
96,000		Hitachi Zosen Corp.	110,489	0.0
7,200		Hoshizaki Electric Co., Ltd.	209,098	0.1
10,000		Hosokawa Micron Corp.	55,110	0.0
46,000		Howa Machinery Ltd.	43,594	0.0
6,800		Ichinen Holdings Co., Ltd.	38,373	0.0
600		Idec Corp.	5,196	0.0
233,000		IHI Corp.	518,934	0.1
9,400		Iino Kaiun Kaisha Ltd.	32,207	0.0
2,500		Inaba Denki Sangyo Co., Ltd.	71,514	0.0
6,100		Inaba Seisakusho Co., Ltd.	77,597	0.0
9,200		Inabata & Co., Ltd.	59,556	0.0
8,400		Inui Steamship Co., Ltd.	20,805	0.0
28,000		Iseki & Co., Ltd.	68,101	0.0
10,000		Ishii Iron Works Co., Ltd.	16,401	0.0
254,500		Itochu Corp.	2,569,253	0.6
9,000	@	Iwasaki Electric Co., Ltd.	13,566	0.0
20,000		Iwatani International Corp.	72,718	0.0
900		Jalux, Inc.	9,978	0.0
7,600		Japan Airport Terminal Co., Ltd.	90,188	0.0
3,300	@	Japan Bridge Corp.	11,034	0.0
20,000		Japan Pulp & Paper Co., Ltd.	67,262	0.0
56,000	L	Japan Steel Works Ltd.	311,188	0.1
14,000		Japan Transcity Corp.	50,968	0.0
2,000		J-COM Holdings Co. Ltd	17,478	0.0
34,000		JGC Corp.	1,132,344	0.3
6,000		JK Holdings Co., Ltd.	35,440	0.0
45,470		LIXIL Group Corp.	1,083,556	0.3
28,700		JTEKT Corp.	226,861	0.1
17,000	L	Juki Corp.	21,477	0.0
179,000	L	Kajima Corp.	488,302	0.1
36,000		Kamigumi Co., Ltd.	297,466	0.1
2,000		Kanaden Corp.	12,494	0.0
6,000		Kanagawa Chuo Kotsu Co., Ltd.	36,831	0.0
4,000		Kandenko Co., Ltd.	19,052	0.0
69,000	@	Kanematsu Corp.	80,540	0.0
3,800	@	Kanematsu-NNK Corp.	6,118	0.0
6,200		Katakura Industries Co., Ltd.	57,655	0.0
20,000		Kato Works Co., Ltd.	53,580	0.0
2,300		Kawada Technologies, Inc.	33,875	0.0
252,000		Kawasaki Heavy Industries Ltd.	499,823	0.1
81,000		Kawasaki Kisen Kaisha Ltd.	101,783	0.0
72,000	L	Keihan Electric Railway Co., Ltd.	342,825	0.1
84,000	L	Keihin Electric Express Railway Co., Ltd.	791,319	0.2
94,000	L	Keio Corp.	708,279	0.2
53,000		Keisei Electric Railway Co., Ltd.	478,104	0.1
9,400		Kimura Chemical Plants Co., Ltd.	31,872	0.0
700		Kimura Unity Co., Ltd.	6,751	0.0
31,000		Kinden Corp.	195,035	0.1
4,300		King Jim Co., Ltd.	34,407	0.0
4,000		Kinki Sharyo Co., Ltd.	12,898	0.0
292,000	L	Kintetsu Corp.	1,143,476	0.3
3,200		Kintetsu World Express, Inc.	102,416	0.0
28,000		Kitagawa Iron Works Co., Ltd.	46,238	0.0
19,000		Kitano Construction Corp.	43,490	0.0
6,000		Kitazawa Sangyo Co., Ltd.	12,045	0.0
13,900		Kitz Corp.	59,613	0.0
11,400		Kokuyo Co., Ltd.	92,431	0.0
5,950		Komai Tekko, Inc.	15,656	0.0
159,000	L	Komatsu Ltd.	3,116,386	0.7
4,000		Komatsu Wall Industry Co., Ltd.	52,127	0.0
6,000		Komori Corp.	30,817	0.0
9,300	@,L	Kosaido Co., Ltd.	30,659	0.0
2,500		KRS Corp.	28,346	0.0
150,000		Kubota Corp.	1,513,847	0.4
10,000	@	Kumagai Gumi Co., Ltd.	8,950	0.0
18,400		Kurita Water Industries Ltd.	406,807	0.1
1,100		Kuroda Electric Co., Ltd.	13,409	0.0
4,000		Kyodo Printing Co., Ltd.	9,320	0.0
5,000		Kyoei Sangyo Co., Ltd./Tokyo	8,829	0.0
1,000		Kyokuto Kaihatsu Kogyo Co. Ltd.	8,369	0.0
11,500		Kyowa Exeo Corp.	135,861	0.1
9,000		Kyudenko Corp.	44,353	0.0
5,200		Mabuchi Motor Co., Ltd.	237,785	0.1
20,000		Maeda Corp.	95,100	0.0
9,000		Maeda Road Construction Co., Ltd.	117,418	0.0
3,000		Maezawa Industries, Inc.	6,733	0.0
3,700		Maezawa Kasei Industries Co., Ltd.	41,786	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
1,900		Maezawa Kyuso Industries Co., Ltd.	$26,800	0.0
14,000	L	Makino Milling Machine Co.	62,943	0.0
22,200		Makita Corp.	859,338	0.2
281,000	L	Marubeni Corp.	1,786,460	0.4
1,200		Maruka Machinery Co. Ltd	14,567	0.0
3,700		Maruwn Corp.	8,771	0.0
4,000		Maruyama Manufacturing Co., Inc.	7,848	0.0
16,000		Maruzen Showa Unyu Co., Ltd.	52,695	0.0
3,500		Matsuda Sangyo Co., Ltd.	49,860	0.0
5,000		Matsui Construction Co., Ltd.	21,064	0.0
3,000		Max Co., Ltd.	35,252	0.0
30,000		Meidensha Corp.	103,529	0.0
1,300		Meiji Shipping Co., Ltd.	4,846	0.0
2,100		Meitec Corp.	47,704	0.0
3,300		Meito Transportation Co., Ltd.	25,421	0.0
5,600		Meiwa Corp.	25,520	0.0
56,000	L	Minebea Co., Ltd.	188,632	0.1
15,110		Mirait Holdings Corp.	121,831	0.0
10,700		MISUMI Group, Inc.	265,283	0.1
231,500		Mitsubishi Corp.	4,193,128	1.0
319,000		Mitsubishi Electric Corp.	2,351,301	0.6
540,000		Mitsubishi Heavy Industries Ltd.	2,335,317	0.6
18,000		Mitsubishi Kakoki Kaisha Ltd.	29,216	0.0
27,000	L	Mitsubishi Logistics Corp.	320,920	0.1
3,100		Mitsubishi Pencil Co., Ltd.	58,503	0.0
4,000		Mitsuboshi Belting Co., Ltd.	23,324	0.0
274,400		Mitsui & Co., Ltd.	3,849,742	0.9
135,000		Mitsui Engineering & Shipbuilding Co., Ltd.	155,392	0.1
34,000	L	Mitsui Matsushima Co., Ltd.	47,835	0.0
173,000	L	Mitsui OSK Lines Ltd.	402,483	0.1
3,000		Mitsui-Soko Co., Ltd.	10,207	0.0
10,000		Mitsumura Printing Co., Ltd.	30,732	0.0
5,300		Miura Co., Ltd.	128,128	0.0
3,700		Miyachi Corp.	24,563	0.0
5,000	@	Miyaji Engineering Group, Inc.	8,064	0.0
3,100	@	Miyakoshi Holdings, Inc.	10,692	0.0
900		MonotaRO Co. Ltd.	24,637	0.0
18,700	L	Mori Seiki Co., Ltd.	119,012	0.0
10,000		Morita Holdings Corp.	76,016	0.0
7,300		Moshi Moshi Hotline, Inc.	106,654	0.0
15,800	L	Nabtesco Corp.	290,858	0.1
2,000		NAC Co., Ltd.	48,021	0.0
32,000		Nachi-Fujikoshi Corp.	92,404	0.0
18,600		Nagase & Co., Ltd.	207,024	0.1
123,000	L	Nagoya Railroad Co., Ltd.	335,229	0.1
1,500		Nakano Corp.	2,633	0.0
66,000	L	Nankai Electric Railway Co., Ltd.	299,308	0.1
1,600		NEC Capital Solutions Ltd.	22,077	0.0
45,000	L	NGK Insulators Ltd.	538,405	0.1
13,000	L	Nichias Corp.	69,448	0.0
3,000		Nichiban Co. Ltd	9,954	0.0
1,400		Nichiden Corp.	38,644	0.0
4,300		Nichiha Corp.	52,853	0.0
11,000		Nichireki Co., Ltd.	56,672	0.0
17,812	L	Nidec Corp.	1,301,133	0.3
1,800		Nihon M&A Center, Inc.	52,285	0.0
1,800		Nihon Trim Co., Ltd.	46,870	0.0
5,000		Nikko Co. Ltd./Hyogo	19,505	0.0
10,000		Nippo Corp.	115,902	0.0
21,000		Nippon Carbon Co., Ltd.	38,414	0.0
22,300		Nippon Conveyor Co., Ltd.	19,992	0.0
9,000		Nippon Densetsu Kogyo Co., Ltd.	87,188	0.0
138,000		Nippon Express Co., Ltd.	522,709	0.1
1,100		Nippon Filcon Co., Ltd./Tokyo	5,360	0.0
4,100		Nippon Kanzai Co., Ltd.	80,782	0.0
16,000		Nippon Koei Co. Ltd.	57,124	0.0
12,700		Nippon Konpo Unyu Soko Co., Ltd.	164,296	0.1
2,500		Nippon Kucho Service Co., Ltd.	23,028	0.0
17,000		Nippon Road Co., Ltd.	60,207	0.0
1,000		Nippon Seisen Co., Ltd.	4,120	0.0
10,000		Nippon Sharyo Ltd.	35,071	0.0
132,000	L	Nippon Sheet Glass Co., Ltd.	92,832	0.0
7,300		Nippon Signal Co., Ltd.	45,062	0.0
15,000		Nippon Steel Trading Co., Ltd.	37,056	0.0
9,000		Nippon Thompson Co., Ltd.	30,396	0.0
273,880	L	Nippon Yusen KK	483,812	0.1
9,000		Nippon Yusoki Co., Ltd.	25,650	0.0
44,000		Nishimatsu Construction Co., Ltd.	67,424	0.0
40,000		Nishi-Nippon Railroad Co., Ltd.	173,022	0.1
5,800		Nissei Plastic Industrial Co., Ltd.	23,492	0.0
7,700		Nissha Printing Co., Ltd.	71,733	0.0
16,000		Nissin Corp.	42,197	0.0
7,000		Nissin Electric Co., Ltd.	41,534	0.0
3,100		Nitta Corp.	49,054	0.0
10,000		Nitto Boseki Co., Ltd.	33,767	0.0
3,900		Nitto Kogyo Corp.	60,128	0.0
500		Nitto Kohki Co., Ltd.	11,803	0.0
3,000		Nitto Seiko Co., Ltd.	8,124	0.0
13,000		Nomura Co., Ltd.	41,448	0.0
3,000		Noritake Co., Ltd.	7,529	0.0
6,500		Noritz Corp.	114,548	0.0
42,000		NS United Kaiun Kaisha Ltd.	44,036	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
77,000	L	NSK Ltd.	$447,207	0.1
69,000	L	NTN Corp.	138,753	0.1
4,000		Obara Corp.	48,582	0.0
116,000		Obayashi Corp.	528,632	0.1
16,000		Obayashi Road Corp.	37,155	0.0
109,000	L	Odakyu Electric Railway Co., Ltd.	1,145,557	0.3
2,500		Oiles Corp.	51,935	0.0
13,000		Okamura Corp.	100,066	0.0
11,000		OKK Corp.	12,500	0.0
23,000	L	Okuma Corp.	135,717	0.1
30,000		Okumura Corp.	98,601	0.0
2,500		Onoken Co., Ltd.	19,853	0.0
5,000		Organo Corp.	30,781	0.0
12,700		OSG Corp.	176,349	0.1
4,300		Oyo Corp.	51,712	0.0
11,400		Park24 Co., Ltd.	186,276	0.1
2,000		Pasco Corp.	6,146	0.0
72		Pasona Group, Inc.	46,984	0.0
4,900		Pegasus Sewing Machine Manufacturing Co., Ltd.	11,357	0.0
39,500		Penta-Ocean Construction Co., Ltd.	95,355	0.0
32		Pilot Corp.	60,027	0.0
6,800		Pronexus, Inc.	41,302	0.0
11,000	L	PS Mitsubishi Construction Co., Ltd.	46,418	0.0
7,100		Raito Kogyo Co., Ltd.	31,800	0.0
13,000	@	Rasa Industries Ltd.	11,793	0.0
6,200		Rheon Automatic Machinery Co., Ltd.	15,093	0.0
12,000		Ryobi Ltd.	25,728	0.0
13,000	L	Sakai Heavy Industries Ltd.	38,635	0.0
1,300		Sakai Moving Service Co., Ltd.	27,848	0.0
115,000	@	Sakurada Co., Ltd.	16,275	0.0
9,900	@	Sanix, Inc.	30,960	0.0
4,000		Sanki Engineering Co., Ltd.	18,688	0.0
12,000		Sanko Metal Industrial Co. Ltd.	30,612	0.0
42,000		Sankyo-Tateyama Holdings, Inc.	74,258	0.0
34,000		Sankyu, Inc.	128,354	0.1
31,000		Sanwa Shutter Corp.	121,781	0.0
29,000		Sasebo Heavy Industries Co., Ltd.	25,966	0.0
9,000	@	Sata Construction Co., Ltd.	6,304	0.0
700		Sato Holding Corp.	10,514	0.0
3,000		Sato Shoji Corp.	20,010	0.0
33,000		Secom Co., Ltd.	1,720,047	0.4
3,000		Seibu Electric Industry Co., Ltd.	13,685	0.0
2,000		Seika Corp.	5,908	0.0
55,000	@	Seikitokyu Kogyo Co., Ltd.	34,484	0.0
19,000		Seino Holdings Co., Ltd.	120,287	0.0
2,000		Sekisui Jushi Corp.	20,878	0.0
17,000	L	Senko Co., Ltd.	73,809	0.0
12,000		Shibusawa Warehouse Co., Ltd.	34,926	0.0
3,600		Shibuya Kogyo Co., Ltd.	40,800	0.0
2,200		Shima Seiki Manufacturing Ltd.	31,601	0.0
120,000		Shimizu Corp.	403,639	0.1
2,500		Shin Nippon Air Technologies Co. Ltd.	13,926	0.0
10,000		Shin-Keisei Electric Railway Co., Ltd.	45,362	0.0
13,000		Shinmaywa Industries Ltd.	66,404	0.0
10,600		Shinnihon Corp.	24,120	0.0
17,000		Shinsho Corp.	31,601	0.0
1,700		Shinwa Co., Ltd./Nagoya	19,836	0.0
3,600		SHO-BOND Holdings Co., Ltd.	125,679	0.0
6,000		Sinfonia Technology Co. Ltd.	11,292	0.0
6,300		Sintokogio Ltd.	43,268	0.0
9,800	L	SMC Corp.	1,577,150	0.4
3,000		Soda Nikka Co., Ltd.	12,955	0.0
12,500		Sohgo Security Services Co., Ltd.	174,853	0.1
220,100	L	Sojitz Corp.	284,561	0.1
43,000	L	Sotetsu Holdings, Inc.	144,088	0.1
5,000		Subaru Enterprise Co., Ltd.	15,825	0.0
2,800		Sugimoto & Co., Ltd.	27,254	0.0
21,000		Sumikin Bussan Corp.	52,156	0.0
22,900	@	Sumiseki Holdings, Inc.	19,862	0.0
185,200	L	Sumitomo Corp.	2,491,425	0.6
1,500		Sumitomo Densetsu Co., Ltd.	13,158	0.0
117,300		Sumitomo Electric Industries Ltd.	1,240,524	0.3
94,700		Sumitomo Heavy Industries	322,825	0.1
7,300	@	Sumitomo Mitsui Construction Co., Ltd.	4,577	0.0
9,000		Sumitomo Precision Products	37,042	0.0
18,000		Sumitomo Warehouse Co., Ltd.	82,642	0.0
37,000		SWCC Showa Holdings Co., Ltd.	28,844	0.0
18,000		Tadano Ltd.	136,333	0.1
1,000		Taihei Dengyo Kaisha Ltd.	6,779	0.0
4,000		Taihei Kogyo Co., Ltd.	15,350	0.0
50,000		Taiheiyo Kouhatsu, Inc.	44,791	0.0
4,300		Taikisha Ltd.	90,144	0.0
198,500	L	Taisei Corp.	568,781	0.2
1,200		Takano Co., Ltd.	6,074	0.0
18,000	L	Takaoka Electric Manufacturing Co., Ltd.	30,331	0.0
5,100		Takara Printing Co., Ltd.	37,485	0.0
11,000		Takara Standard Co., Ltd.	86,931	0.0
5,800		Takasago Thermal Engineering Co., Ltd.	46,904	0.0
18,000		Takashima & Co., Ltd.	61,665	0.0
12,000		Takuma Co., Ltd.	61,067	0.0
2,200		Tanaka Co., Ltd./Tokyo	11,679	0.0
13,000		Tanseisha Co., Ltd.	42,117	0.0
1,000		Tatsuta Electric Wire and Cable Co., Ltd.	8,937	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
1,800		Teikoku Electric Manufacturing Co., Ltd.	$25,190	0.0
6,000		Tekken Corp.	8,123	0.0
2,500		Temp Holdings Co., Ltd.	30,188	0.0
23,600		THK Co., Ltd.	360,596	0.1
34,000		Toa Corp.	54,432	0.0
6,000		TOA Road Corp.	14,416	0.0
42,600	@	Tobishima Corp.	40,842	0.0
187,000	L	Tobu Railway Co., Ltd.	1,006,195	0.3
3,100		Tocalo Co., Ltd.	47,499	0.0
37,000		Toda Corp.	111,209	0.0
11,000		Toenec Corp.	61,274	0.0
14,900		TOKAI Holdings Corp.	65,096	0.0
2,000		Tokyo Energy & Systems, Inc.	9,872	0.0
10,000		TOKYO KEIKI INC.	16,306	0.0
2,000		Tokyo Sangyo Co. Ltd	6,455	0.0
400		Tokyu Community Corp.	14,622	0.0
2,290		Tokyu Construction Co., Ltd.	4,274	0.0
200,000	L	Tokyu Corp.	955,353	0.2
20,000		Toli Corp.	44,431	0.0
1,300		Tomoe Corp.	4,490	0.0
12,000		Tonami Holdings Co., Ltd.	28,789	0.0
10,000		Toppan Forms Co., Ltd.	96,505	0.0
98,000	L	Toppan Printing Co., Ltd.	568,385	0.2
5,000	L	Torishima Pump Manufacturing Co., Ltd.	35,553	0.0
17,000		Toshiba Machine Co., Ltd.	65,617	0.0
6,000		Toshiba Plant Systems & Services Corp.	79,767	0.0
12,000		Tosho Printing Co., Ltd.	19,698	0.0
7,000		Totetsu Kogyo Co., Ltd.	88,986	0.0
52,000	L	Toto Ltd.	381,986	0.1
37,500	@,L	Totoku Electric Co., Ltd.	34,073	0.0
9,600		Toyo Construction Co., Ltd.	27,840	0.0
3,000		Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	9,296	0.0
22,000		Toyo Engineering Corp.	98,662	0.0
10,000		Toyo Logistics Co., Ltd.	23,653	0.0
1,500		Toyo Tanso Co., Ltd.	35,752	0.0
7,000		Toyo Wharf & Warehouse Co., Ltd.	10,869	0.0
37,500		Toyota Tsusho Corp.	801,065	0.2
3,500		Trusco Nakayama Corp.	63,802	0.0
9,000		Tsubakimoto Chain Co.	52,021	0.0
4,000		Tsubakimoto Kogyo Co., Ltd.	12,050	0.0
4,000		Tsudakoma Corp.	6,175	0.0
11,000	L	Tsugami Corp.	67,765	0.0
4,000		Tsukishima Kikai Co., Ltd.	34,698	0.0
4,000		Tsurumi Manufacturing Co., Ltd.	29,107	0.0
5,000		Uchida Yoko Co., Ltd.	14,251	0.0
15,100		Ueki Corp.	28,267	0.0
1,300		Union Tool Co.	20,655	0.0
21,200		Ushio, Inc.	254,301	0.1
11,300		Utoc Corp.	31,528	0.0
16,000	@	Wakachiku Construction Co., Ltd.	14,719	0.0
1,200		Weathernews, Inc.	46,070	0.0
28,300		West Japan Railway Co.	1,208,559	0.3
1,900		Yahagi Construction Co., Ltd.	7,681	0.0
3,500		YAMABIKO Corp.	44,414	0.0
4,000		Yamato Corp.	15,889	0.0
67,900		Yamato Holdings Co., Ltd.	1,073,879	0.3
500		Yamaura Corp.	1,582	0.0
4,100		Yamazen Corp.	26,146	0.0
3,200		Yasuda Warehouse Co., Ltd.	21,928	0.0
5,000		Yondenko Corp.	19,137	0.0
14,000		Yuasa Trading Co., Ltd.	24,385	0.0
4,000		Yuken Kogyo Co., Ltd.	7,163	0.0
2,000		Yurtec Corp.	6,621	0.0
1,900		Yusen Logistics Co. Ltd.	17,300	0.0
2,600		Yushin Precision Equipment Co., Ltd.	46,172	0.0
			88,146,878	20.4
		Information Technology: 10.6%
3,200		A&D Co., Ltd.	10,670	0.0
24,200	L	Advantest Corp.	314,631	0.1
1,800		Agrex, Inc.	17,406	0.0
11,700		Ai Holdings Corp.	75,838	0.0
5,000		Aichi Tokei Denki Co., Ltd.	18,420	0.0
3,800		Aiphone Co., Ltd.	78,827	0.0
3,480		Alpha Systems, Inc.	45,380	0.0
26,400		Alps Electric Co., Ltd.	136,474	0.0
9,200		Amano Corp.	79,152	0.0
14,000		Anritsu Corp.	181,938	0.1
600		Argo Graphics, Inc.	7,688	0.0
1,100		Arisawa Manufacturing Co., Ltd.	2,568	0.0
7,000	L	Asahi Net, Inc.	35,754	0.0
2,825		Axell Corp.	66,447	0.0
47,300	L	Brother Industries Ltd.	438,102	0.1
8,800		CAC Corp.	75,920	0.0
2,100		Canon Electronics, Inc.	46,231	0.0
202,766		Canon, Inc.	6,508,322	1.5
4,400		Capcom Co., Ltd.	91,029	0.0
3,900		Computer Institute of Japan Ltd.	15,792	0.0
38,000		Citizen Holdings Co., Ltd.	192,097	0.1
12,300		CMK Corp.	42,152	0.0
900		Computer Engineering & Consulting Ltd.	5,292	0.0
1,900		Cresco Ltd.	13,206	0.0
39		Cybernet Systems Co., Ltd.	10,625	0.0
45		Cybozu, Inc.	14,765	0.0
1,500		Dai-ichi Seiko Co. Ltd	19,861	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
28,000	L	Dainippon Screen Manufacturing Co., Ltd.	$137,141	0.0
700		Daito Electron Co., Ltd.	3,138	0.0
27,000		Daiwabo Holdings Co., Ltd.	50,678	0.0
2,000		Denki Kogyo Co., Ltd.	8,835	0.0
3,500	L	Disco Corp.	168,316	0.1
1,100		DTS Corp.	15,022	0.0
26		Dwango Co., Ltd.	39,234	0.0
286	L	eAccess Ltd.	54,972	0.0
3,500		Eizo Nanao Corp.	62,290	0.0
200		Elematec Corp.	2,761	0.0
2,100	L	Enplas Corp.	72,349	0.0
900		ESPEC Corp.	7,581	0.0
700		Excel Co., Ltd.	6,179	0.0
110		Faith, Inc.	11,913	0.0
300		Fuji Soft, Inc.	6,292	0.0
71,400		Fuji Photo Film Co., Ltd.	1,195,843	0.3
306,000		Fujitsu Ltd.	1,148,792	0.3
500		Fukui Computer Holdings, Inc.	2,665	0.0
118		Future Architect, Inc.	45,203	0.0
11,300		GMO internet, Inc.	76,761	0.0
2,200		GMO Payment Gateway, Inc.	39,751	0.0
4,900		Gurunavi, Inc.	55,458	0.0
16,400	L	Gree, Inc.	299,409	0.1
12,200		Hamamatsu Photonics KK	419,160	0.1
2,800		Hioki EE Corp.	48,428	0.0
6,100	L	Hirose Electric Co., Ltd.	682,867	0.2
9,000		Hitachi High-Technologies Corp.	217,278	0.1
7,000		Hitachi Kokusai Electric, Inc.	46,342	0.0
731,146	L	Hitachi Ltd.	4,060,136	1.0
5,000		Hochiki Corp.	26,290	0.0
10,000		Hokuriku Electric Industry Co., Ltd.	10,748	0.0
5,700		Horiba Ltd.	168,033	0.1
8,200		Hosiden Corp.	45,727	0.0
76,100		Hoya Corp.	1,669,494	0.4
21,600	L	Ibiden Co., Ltd.	315,979	0.1
3,400		Icom, Inc.	82,054	0.0
40,000	@	Ikegami Tsushinki Co., Ltd.	24,572	0.0
6,000		Ines Corp.	36,871	0.0
2,200		I-Net Corp.	16,722	0.0
3,600	L	Internet Initiative Japan, Inc.	98,125	0.0
5,300		Information Services International-Dentsu Ltd.	54,108	0.0
7,900		IT Holdings Corp.	102,773	0.0
8,000		Itfor, Inc.	29,136	0.0
4,000	L	Itochu Techno-Solutions Corp.	207,901	0.1
9,000		Iwatsu Electric Co., Ltd.	6,567	0.0
7,000		Japan Aviation Electronics Industry Ltd.	58,718	0.0
4,900		Japan Cash Machine Co., Ltd.	45,463	0.0
2,800		Japan Digital Laboratory Co.	30,536	0.0
10,000		Japan Radio Co., Ltd.	24,524	0.0
4,800		Jastec Co., Ltd.	32,499	0.0
3,200		JBCC Holdings, Inc.	22,151	0.0
4,900		Kaga Electronics Co., Ltd.	47,691	0.0
4,600		Kakaku.com, Inc.	172,423	0.1
3,100		Kanematsu Electronics Ltd.	34,604	0.0
8,000		Keyence Corp.	2,048,656	0.5
1,900		Koa Corp.	16,144	0.0
14,823	L	Konami Corp.	336,571	0.1
90,500		Konica Minolta Holdings, Inc.	696,189	0.2
26,500		Kyocera Corp.	2,296,197	0.5
1,000		Kyowa Electronics Instruments Co. Ltd	3,190	0.0
1,000		Macnica, Inc.	20,831	0.0
5,900		Macromill, Inc.	74,222	0.0
1,900		Marubun Corp.	8,113	0.0
1,200		Maruwa Co., Ltd./Aichi	38,193	0.0
300		Panasonic Information Systems	7,195	0.0
3,300	L	Megachips Corp.	73,220	0.0
1,700	L	Melco Holdings, Inc.	33,054	0.0
4,900		Mimasu Semiconductor Industry Co., Ltd.	37,302	0.0
1,000		Mitsui High-Tec, Inc.	6,953	0.0
5,600		Mitsumi Electric Co., Ltd.	29,907	0.0
700		Moritex Corp.	1,837	0.0
33,300		Murata Manufacturing Co., Ltd.	1,772,777	0.4
3,200		Mutoh Holdings Co., Ltd.	7,497	0.0
3,000		Nagano Keiki Co., Ltd.	27,399	0.0
474,000	L	NEC Corp.	752,187	0.2
3,800		NEC Fielding Ltd.	46,416	0.0
1,500		NEC Fielding Ltd.	59,106	0.0
4,700		NEC Networks & System Integration Corp.	78,556	0.0
13,600		Net One systems Co., Ltd.	171,393	0.1
6,000	L	New Japan Radio Co., Ltd.	12,923	0.0
19,300	@	Nexon Co. Ltd	266,464	0.1
7,500		Nichicon Corp.	52,951	0.0
7,900		Nidec Copal Electronics Corp.	42,635	0.0
4,000		Nihon Dempa Kogyo Co., Ltd.	44,874	0.0
8,400		Nihon Unisys Ltd.	60,416	0.0
18,300		Nintendo Co., Ltd.	2,324,520	0.6
3,300		Nippon Ceramic Co., Ltd.	41,640	0.0
16,000		Nippon Chemi-Con Corp.	26,754	0.0
70,000	L	Nippon Electric Glass Co., Ltd.	385,727	0.1
5,000		Nohmi Bosai Ltd.	32,607	0.0
19,000		Nomura Research Institute Ltd.	391,560	0.1
2,100		NSD CO., Ltd.	20,478	0.0
215		NTT Data Corp.	675,035	0.2

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
1,000		OBIC Business Consultants Ltd.	$56,717	0.0
1,150		Obic Co., Ltd.	240,610	0.1
9,100		Oizumi Corp.	33,619	0.0
2,100		Okaya Electric Industries Co., Ltd.	8,361	0.0
127,000	@	Oki Electric Industry Ltd.	145,601	0.0
38,400		Omron Corp.	737,917	0.2
900		Optex Co., Ltd.	10,145	0.0
4,700		Oracle Corp. Japan	242,051	0.1
4,000		Origin Electric Co. Ltd	14,500	0.0
5,000		Osaki Electric Co., Ltd.	29,833	0.0
2,500		Otsuka Corp.	223,571	0.1
2,300	@	Pixela Corp.	4,306	0.0
8,300	@, L	Renesas Electronics Corp.	31,810	0.0
103,000	L	Ricoh Co., Ltd.	869,807	0.2
2,600		Riso Kagaku Corp.	45,663	0.0
16,400	L	Rohm Co., Ltd.	552,286	0.1
3,500		Roland DG Corp.	41,425	0.0
4,000		Ryosan Co., Ltd.	71,723	0.0
2,600		Ryoyo Electro Corp.	27,287	0.0
14,000	L	Sanken Electric Co., Ltd.	44,076	0.0
2,300		Sanshin Electronics Co., Ltd.	17,240	0.0
5,800		Satori Electric Co., Ltd.	32,009	0.0
9,000		Saxa Holdings, Inc.	14,710	0.0
24,800	L	Seiko Epson Corp.	151,457	0.1
7,000		Shibaura Mechatronics Corp.	11,640	0.0
43,000		Shimadzu Corp.	301,803	0.1
5,000		Shindengen Electric Manufacturing Co., Ltd.	10,933	0.0
1,600		Shinkawa Ltd.	7,103	0.0
13,200	L	Shinko Electric Industries	83,521	0.0
1,700		Shinko Shoji Co., Ltd.	15,268	0.0
3,300		Siix Corp.	48,032	0.0
137		Simplex Technology, Inc.	45,406	0.0
14,000		SMK Corp.	38,534	0.0
700		Softbank Technology Corp.	6,309	0.0
194	@	Softbrain Co., Ltd.	20,344	0.0
4,200		Soshin Electric Co., Ltd.	16,869	0.0
7,100	@	Sourcenext Corp.	14,524	0.0
6,500	L	Square Enix Co., Ltd.	99,076	0.0
2,300		SRA Holdings	26,235	0.0
2,200		Star Micronics Co., Ltd.	21,113	0.0
21,600		Sumco Corp.	145,411	0.0
4,844	L	SCSK Corp.	85,352	0.0
400		Sun-Wa Technos Corp.	3,298	0.0
700		Suzuden Corp.	4,043	0.0
30		SystemPro Co., Ltd.	23,552	0.0
2,800		Tachibana Eletech Co., Ltd.	23,318	0.0
13,200	L	Taiyo Yuden Co., Ltd.	111,107	0.0
600		Takachiho Koheki Co. Ltd	6,723	0.0
17,000		Tamura Corp.	40,174	0.0
400		TDC Software Engineering, Inc.	4,054	0.0
18,200	L	TDK Corp.	676,789	0.2
27,000	@	Teac Corp.	8,996	0.0
7,800		TECMO KOEI HOLDINGS CO., Ltd.	63,986	0.0
3,600		TKC Corp.	73,549	0.0
6,000	@	Toko, Inc.	15,263	0.0
1,300		Tokyo Denpa Co., Ltd.	8,805	0.0
26,600	L	Tokyo Electron Ltd.	1,133,161	0.3
5,100		Tokyo Seimitsu Co., Ltd.	70,669	0.0
600		Tomen Devices Corp.	13,690	0.0
3,900		Tomen Electronics Corp.	48,116	0.0
9,200	L	Topcon Corp.	49,426	0.0
600		Tose Co., Ltd.	3,893	0.0
665,000	L	Toshiba Corp.	2,131,324	0.5
26,000		Toshiba Tec Corp.	114,928	0.0
1,000		Toukei Computer Co., Ltd.	14,092	0.0
8,800		Towa Corp.	54,617	0.0
4,600		Toyo Corp./Chuo-ku	49,968	0.0
3,000		Trans Cosmos, Inc.	38,238	0.0
15,100		Trend Micro, Inc.	421,018	0.1
1,600		UKC Holdings Corp.	28,228	0.0
7,300	L	Ulvac, Inc.	55,420	0.0
10,000		Uniden Corp.	21,149	0.0
10		V Technology Co. Ltd	20,893	0.0
3,500		Voltage, Inc.	49,898	0.0
78		Wacom Co., Ltd.	188,744	0.1
4,600		Y.A.C. Co., Ltd.	27,888	0.0
2,371		Yahoo! Japan Corp.	902,050	0.2
1,300	@	Yamaichi Electronics Co., Ltd.	2,102	0.0
5,300		Yamatake Corp.	106,284	0.0
42,000	L	Yaskawa Electric Corp.	280,133	0.1
31,500		Yokogawa Electric Corp.	363,564	0.1
2,800		Yokowo Co., Ltd.	15,225	0.0
			45,827,351	10.6
		Materials: 6.9%
13,000		Achilles Corp.	17,616	0.0
9,800		ADEKA Corp.	73,811	0.0
7,000		Aichi Steel Corp.	28,676	0.0
27,000		Air Water, Inc.	330,441	0.1
1,800		Alconix Corp.	31,529	0.0
19,000		Araya Industrial Co., Ltd.	28,179	0.0
4,900		Asahi Holdings, Inc.	82,237	0.0
206,000	L	Asahi Kasei Corp.	1,061,855	0.3
13,000		Asahi Organic Chemicals Industry Co., Ltd.	31,274	0.0
9,000		Chuetsu Pulp & Paper Co., Ltd.	15,758	0.0
9,000		Chugoku Marine Paints Ltd.	43,317	0.0
5,000	@	Chugokukogyo Co., Ltd.	5,065	0.0
16,000		Co-Op Chemical Co., Ltd.	18,425	0.0
29,000		Dai Nippon Toryo Co., Ltd.	31,903	0.0
51,000		Daicel Corp.	305,467	0.1
62,000	L	Daido Steel Co., Ltd.	287,935	0.1
5,000		Dai-Ichi Kogyo Seiyaku Co., Ltd.	13,108	0.0
19,000		Daiken Corp.	45,966	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
12,000		Daiki Aluminium Industry Co., Ltd.	$31,093	0.0
2,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,868	0.0
17,000	L	Daio Paper Corp.	105,436	0.0
12,000		Daiso Co., Ltd.	33,654	0.0
15,800		DC Co., Ltd.	44,645	0.0
76,000		Denki Kagaku Kogyo K K	235,527	0.1
102,000		Dainippon Ink & Chemicals	165,422	0.1
42,000		Dowa Holdings Co., Ltd.	290,798	0.1
1,800		Earth Chemical Co., Ltd.	67,751	0.0
1,000		Ebara-Udylite Co., Ltd.	32,929	0.0
1,200		FP Corp.	94,451	0.0
1,300		Fuji Seal International, Inc.	26,909	0.0
2,800		Fujikura Kasei Co., Ltd.	12,028	0.0
1,800		Fujimi, Inc.	26,586	0.0
2,300		Fujimori Kogyo Co., Ltd.	51,074	0.0
13,000		Furukawa-Sky Aluminum Corp.	33,570	0.0
28,000		Godo Steel Ltd.	46,237	0.0
7,000		Gun-Ei Chemical Industry Co., Ltd.	18,122	0.0
1,400		Hakudo Co., Ltd.	13,276	0.0
6,200		Harima Chemicals, Inc.	29,546	0.0
18,300		Hitachi Chemical Co., Ltd.	246,816	0.1
24,000	L	Hitachi Metals Ltd.	213,819	0.1
4,000		Hodogaya Chemical Co., Ltd.	8,402	0.0
11,000		Hokkan Holdings Ltd.	33,082	0.0
1,000		Hokko Chemical Industry Co. Ltd	2,997	0.0
25,000	L	Hokuetsu Kishu Paper Co. Ltd.	123,594	0.0
9,800	@	Hokushin Co. Ltd.	24,264	0.0
2,000		Ihara Chemical Industry Co., Ltd.	10,190	0.0
53,000	@	Ishihara Sangyo Kaisha Ltd.	40,697	0.0
2,300		Japan Carlit Co., Ltd.	11,631	0.0
5		Japan Pure Chemical Co. Ltd.	12,215	0.0
84,148		JFE Holdings, Inc.	1,108,530	0.3
2,000		JSP Corp.	29,338	0.0
31,200		JSR Corp.	510,597	0.1
51,000		Kaneka Corp.	245,524	0.1
41,000	L	Kansai Paint Co., Ltd.	454,403	0.1
11,000		Kanto Denka Kogyo Co., Ltd.	17,577	0.0
1,000		Katakura Chikkarin Co. Ltd	2,537	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	11,380	0.0
483,000	L	Kobe Steel Ltd.	382,669	0.1
1,900		Kohsoku Corp.	17,192	0.0
3,000		Konishi Co., Ltd.	46,005	0.0
7,000		Krosaki Harima Corp.	18,552	0.0
6,000	L	Kumiai Chemical Industry Co., Ltd.	30,440	0.0
55,400		Kuraray Co., Ltd.	629,143	0.2
30,000	L	Kureha Corp.	119,471	0.0
12,000	L	Kurimoto Ltd.	41,254	0.0
4,700	L	Kyoei Steel Ltd.	82,888	0.0
1,400		Kyowa Leather Cloth Co. Ltd	4,854	0.0
4,400		Lintec Corp.	80,284	0.0
11,200		Maruichi Steel Tube Ltd.	239,231	0.1
13,000		Mitsubishi Steel Manufacturing Co., Ltd.	23,617	0.0
209,600		Mitsubishi Chemical Holdings Corp.	800,568	0.2
63,000		Mitsubishi Gas Chemical Co., Inc.	315,991	0.1
222,520		Mitsubishi Materials Corp.	700,086	0.2
65,000		Mitsubishi Paper Mills Ltd.	55,577	0.0
153,000	L	Mitsui Chemicals, Inc.	298,085	0.1
99,000		Mitsui Mining & Smelting Co., Ltd.	209,594	0.1
1,400		MORESCO Corp.	13,182	0.0
5,000		Nakabayashi Co. Ltd.	11,686	0.0
30,000		Nakayama Steel Works Ltd.	15,328	0.0
6,000		Neturen Co., Ltd.	36,974	0.0
11,000		Nihon Nohyaku Co., Ltd.	53,237	0.0
7,000		Nihon Parkerizing Co., Ltd.	106,402	0.0
27,000		Nihon Yamamura Glass Co., Ltd.	64,613	0.0
7,000		Nippon Carbide Industries Co., Inc.	8,961	0.0
5,000		Nippon Chemical Industrial Co., Ltd.	6,147	0.0
2,000		Nippon Chutetsukan KK	4,180	0.0
16,500		Nippon Coke & Engineering Co., Ltd.	20,884	0.0
14,000		Nippon Concrete Industries Co., Ltd.	43,454	0.0
14,000		Nippon Denko Co., Ltd.	35,532	0.0
4,800		Nippon Fine Chemical Co., Ltd.	33,601	0.0
14,000		Nippon Kasei Chemical Co., Ltd.	17,538	0.0
27,000		Nippon Kayaku Co., Ltd.	289,365	0.1
9,000		Nippon Kinzoku Co., Ltd.	12,449	0.0
35,000		Nippon Koshuha Steel Co., Ltd.	34,992	0.0
71,000		Nippon Light Metal Co., Ltd.	69,144	0.0
46,000	L	Nippon Metal Industry Co., Ltd.	27,114	0.0
34,000		Nippon Paint Co., Ltd.	285,515	0.1
16,429	L	Nippon Paper Group, Inc.	193,255	0.1
4,000		Nippon Pillar Packing Co., Ltd.	27,373	0.0
28,000	L	Nippon Shokubai Co., Ltd.	313,156	0.1
23,000		Nippon Soda Co., Ltd.	99,354	0.0
1,345,605	L	Nippon Steel Corp.	2,755,447	0.7

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
6,000		Nippon Synthetic Chemical Industry Co., Ltd.	$39,068	0.0
18,000		Nippon Valqua Industries Ltd.	49,344	0.0
45,000		Nippon Yakin Kogyo Co., Ltd.	40,310	0.0
28,700		Nissan Chemical Industries Ltd.	320,103	0.1
128,000		Nisshin Steel Co., Ltd.	137,776	0.0
12,000		Nittetsu Mining Co., Ltd.	49,400	0.0
29,400		Nitto Denko Corp.	1,399,436	0.3
17,000		NOF Corp.	81,652	0.0
2,800		Ohara, Inc.	23,078	0.0
151,000	L	OJI Paper Co., Ltd.	459,542	0.1
4,300		Okabe Co., Ltd.	27,108	0.0
12,000		Okamoto Industries, Inc.	50,568	0.0
10,000		Okura Industrial Co., Ltd.	24,570	0.0
2,800		Osaka Steel Co., Ltd.	45,681	0.0
3,300	L	OSAKA Titanium Technologies Co.	68,476	0.0
22,000	L	Pacific Metals Co., Ltd.	74,855	0.0
2,800		Pack Corp.	52,025	0.0
25,000		Rengo Co., Ltd.	114,882	0.0
2,000		Sakata INX Corp.	9,560	0.0
9,000		Sanyo Chemical Industries Ltd.	46,336	0.0
16,000		Sanyo Special Steel Co., Ltd.	49,433	0.0
12,000		Sekisui Plastics Co., Ltd.	29,475	0.0
6,000		Shinagawa Refractories Co., Ltd.	13,216	0.0
60,600		Shin-Etsu Chemical Co., Ltd.	3,405,664	0.8
8,400		Shin-Etsu Polymer Co., Ltd.	32,096	0.0
228,000		Showa Denko KK	361,756	0.1
2,000		Stella Chemifa Corp.	37,874	0.0
23,000		Sumitomo Bakelite Co., Ltd.	79,939	0.0
246,000	L	Sumitomo Chemical Co., Ltd.	626,693	0.2
68,000	L	Sumitomo Light Metal Industries Ltd.	59,065	0.0
87,000		Sumitomo Metal Mining Co., Ltd.	1,094,585	0.3
70,000		Sumitomo Osaka Cement Co., Ltd.	248,792	0.1
7,800		Sumitomo Pipe & Tube Co., Ltd.	64,186	0.0
9,000		Sumitomo Seika Chemicals Co., Ltd.	32,142	0.0
4,500		T Hasegawa Co., Ltd.	57,867	0.0
184,000	L	Taiheiyo Cement Corp.	396,099	0.1
1,900		Taisei Lamick Co., Ltd.	56,643	0.0
46,000		Taiyo Nippon Sanso Corp.	241,940	0.1
16,000		Takasago International Corp.	82,782	0.0
17,000		Takiron Co., Ltd.	62,807	0.0
9,000		Tayca Corp.	26,509	0.0
149,000	L	Teijin Ltd.	364,096	0.1
2,800		Tenma Corp.	28,885	0.0
6,000		Titan Kogyo KK	17,768	0.0
23,000		Toagosei Co., Ltd.	86,491	0.0
5,000		Toda Kogyo Corp.	17,704	0.0
4,900	L	Toho Titanium Co., Ltd.	44,936	0.0
19,000		Toho Zinc Co., Ltd.	66,449	0.0
34,000		Tokai Carbon Co., Ltd.	103,611	0.0
22,000		Tokushu Tokai Holdings Co., Ltd.	55,942	0.0
38,000	L	Tokuyama Corp.	77,782	0.0
6,300		Tokyo Ohka Kogyo Co., Ltd.	134,982	0.0
23,000		Tokyo Rope Manufacturing Co., Ltd.	27,633	0.0
11,500		Tokyo Steel Manufacturing Co., Ltd.	38,814	0.0
15,000		Tokyo Tekko Co., Ltd.	50,079	0.0
7,000		Tomoegawa Co., Ltd.	13,434	0.0
21,000		Tomoku Co., Ltd.	57,110	0.0
26,000		Topy Industries Ltd.	52,190	0.0
244,000	L	Toray Industries, Inc.	1,443,517	0.3
84,000		Tosoh Corp.	159,481	0.0
27,000		Toyo Ink Manufacturing Co., Ltd.	96,614	0.0
12,000		Toyo Kohan Co., Ltd.	35,032	0.0
26,700		Toyo Seikan Kaisha Ltd.	285,192	0.1
4,000		TYK Corp.	8,198	0.0
153,000		Ube Industries Ltd./Japan	328,550	0.1
11,000		Wood One Co., Ltd.	33,699	0.0
7,400	L	Yamato Kogyo Co., Ltd.	217,919	0.1
17,000		Yodogawa Steel Works Ltd.	57,186	0.0
2,000	@	Yuki Gosei Kogyo Co. Ltd	5,307	0.0
1,400		Yushiro Chemical Industry Co., Ltd.	14,043	0.0
30,000	L	Zeon Corp.	208,594	0.1
			29,907,032	6.9
		Telecommunication Services: 4.8%
49,400	L	KDDI Corp.	3,831,585	0.9
146,500		Nippon Telegraph & Telephone Corp.	6,970,482	1.6
2,604		NTT DoCoMo, Inc.	4,207,220	1.0
144,100		Softbank Corp.	5,826,184	1.3
			20,835,471	4.8
		Utilities: 2.5%
103,200		Chubu Electric Power Co., Inc.	1,340,038	0.3
49,800		Chugoku Electric Power Co., Inc.	661,945	0.2
22,800	L	Electric Power Development Co., Ltd.	600,350	0.1
32,300	L	Hokkaido Electric Power Co., Inc.	262,188	0.1
15,000	L	Hokkaido Gas Co., Ltd.	46,121	0.0
33,300	L	Hokuriku Electric Power Co.	403,633	0.1
126,700	L	Kansai Electric Power Co., Inc.	988,271	0.2
74,300		Kyushu Electric Power Co., Inc.	612,751	0.2
1,700	L	Okinawa Electric Power Co., Inc.	56,786	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities: (continued)
325,000	L	Osaka Gas Co., Ltd.	$1,429,941	0.3
16,000		Saibu Gas Co., Ltd.	45,460	0.0
30,500	L	Shikoku Electric Power Co., Inc.	343,824	0.1
6,000		Shizuoka Gas Co., Ltd.	43,928	0.0
83,000	L	Toho Gas Co., Ltd.	550,758	0.1
84,700		Tohoku Electric Power Co., Inc.	680,736	0.2
259,600		Tokyo Electric Power Co., Inc.	427,360	0.1
395,000	L	Tokyo Gas Co., Ltd.	2,172,079	0.5
			10,666,169	2.5
		Total Common Stock
		(Cost $457,223,079)	419,592,466	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 21.0%
		Securities Lending Collateral(cc)(1): 21.0%
21,609,569		Cantor Fitzgerald, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $21,610,066, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.00%, Market Value plus accrued interest $22,041,761, due 01/15/13-08/20/62)	$21,609,569	5.0
21,609,569		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $21,610,013, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $22,041,760, due 09/01/18-08/01/48)	21,609,569	5.0
21,609,569		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $21,609,924, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $22,041,760, due 05/20/41-09/20/41)	21,609,569	5.0
21,609,569		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $21,610,084, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-10.00%, Market Value plus accrued interest $22,041,761, due 10/24/12-10/01/40)	21,609,569	5.0
4,549,382		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $4,549,475, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $4,640,370, due 07/01/41-09/01/42)	4,549,382	1.0
			90,987,658	21.0
		Total Short-Term Investments
		(Cost $90,987,658)	90,987,658	21.0
		Total Investments in Securities (Cost $548,210,737)	$510,580,124	118.1
		Liabilities in Excess of Other Assets	(78,319,774)	(18.1)
		Net Assets	$432,260,350	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $552,950,850.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$31,629,446
		Gross Unrealized Depreciation	(74,000,172)
		Net Unrealized Depreciation	$(42,370,726)

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$256,972	$80,107,149	$—	$80,364,121
Consumer Staples	65,801	33,568,653	—	33,634,454
Energy	—	6,505,236	—	6,505,236
Financials	26,282	74,341,067	—	74,367,349
Health Care	47,668	29,290,737	—	29,338,405
Industrials	151,199	87,965,348	30,331	88,146,878
Information Technology	15,715	45,811,636	—	45,827,351
Materials	—	29,672,998	234,034	29,907,032
Telecommunication Services	—	20,835,471	—	20,835,471
Utilities	—	10,666,169	—	10,666,169
Total Common Stock	563,637	418,764,464	264,365	419,592,466
Short-Term Investments	—	90,987,658	—	90,987,658
Total Investments, at fair value	$563,637	$509,752,122	$264,365	$510,580,124
Other Financial Instruments+
Futures	54,211	—	—	54,211
Forward Foreign Currency Contracts	—	68,516	—	68,516
Total Assets	$617,848	$509,820,638	$264,365	$510,702,851
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,964)	$—	$(1,964)
Total Liabilities	$—	$(1,964)	$—	$(1,964)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman & Co.	Japanese Yen	705,000,000	Buy	12/19/12	$8,972,776	$9,041,292	$68,516
							$68,516

Brown Brothers Harriman & Co.	Japanese Yen	20,000,000	Sell	12/19/12	$254,526	$256,490	$(1,964)
							$(1,964)

ING Japan TOPIX Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	138	12/13/12	$12,997,181	$54,211
			$12,997,181	$54,211

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Equity contracts	$54,211
Foreign exchange contracts	66,552
Total	$120,763

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 12.8%
29,631	@	Amazon.com, Inc.	$7,535,756	1.7
9,136		CBS Corp. - Class B	331,911	0.1
23,541		Coach, Inc.	1,318,767	0.3
104,695		Comcast Corp. — Class A	3,744,940	0.9
53,649	@	DIRECTV	2,814,427	0.6
125,366		Home Depot, Inc.	7,568,345	1.7
32,545		Las Vegas Sands Corp.	1,509,112	0.4
13,025		Lowe’s Cos., Inc.	393,876	0.1
83,236		McDonald’s Corp.	7,636,903	1.8
59,019		News Corp. - Class A	1,447,736	0.3
29,620		Nike, Inc.	2,811,234	0.6
4,079	@	Priceline.com, Inc.	2,523,800	0.6
62,124		Starbucks Corp.	3,152,793	0.7
3,069		Target Corp.	194,789	0.0
25,594		Time Warner Cable, Inc.	2,432,966	0.6
60,685		TJX Cos., Inc.	2,718,081	0.6
43,233		Viacom - Class B	2,316,856	0.5
53,870		Walt Disney Co.	2,816,324	0.7
37,722		Yum! Brands, Inc.	2,502,477	0.6
			55,771,093	12.8
		Consumer Staples: 14.3%
129,325		Altria Group, Inc.	4,318,162	1.0
318,175		Coca-Cola Co.	12,068,378	2.8
35,843		Colgate-Palmolive Co.	3,843,086	0.9
35,486		Costco Wholesale Corp.	3,553,036	0.8
21,199		CVS Caremark Corp.	1,026,455	0.2
18,845		Estee Lauder Cos., Inc.	1,160,287	0.3
41,514		General Mills, Inc.	1,654,333	0.4
18,707		Kellogg Co.	966,404	0.2
28,714		Kimberly-Clark Corp.	2,463,087	0.6
7,644		Kraft Foods, Inc.	316,079	0.1
128,096		PepsiCo, Inc.	9,065,354	2.1
128,376		Philip Morris International, Inc.	11,546,137	2.6
16,387		Procter & Gamble Co.	1,136,602	0.2
9,061		Reynolds American, Inc.	392,704	0.1
25,280		Sysco Corp.	790,506	0.2
109,222		Wal-Mart Stores, Inc.	8,060,584	1.8
			62,361,194	14.3
		Energy: 3.5%
22,080		EOG Resources, Inc.	2,474,064	0.6
24,120		Halliburton Co.	812,603	0.2
40,012		Kinder Morgan, Inc./Delaware	1,421,226	0.3
7,957		National Oilwell Varco, Inc.	637,435	0.2
109,221		Schlumberger Ltd.	7,899,955	1.8
51,239		Williams Cos., Inc.	1,791,828	0.4
			15,037,111	3.5
		Financials: 3.1%
52,732		American Express Co.	2,998,341	0.7
32,316		American Tower Corp.	2,307,039	0.5
5,582		Blackrock, Inc.	995,271	0.2
1,971		Equity Residential	113,392	0.0
2,677		Franklin Resources, Inc.	334,812	0.1
35,433		Marsh & McLennan Cos., Inc.	1,202,242	0.3
11,687		Public Storage, Inc.	1,626,480	0.4
20,884		Simon Property Group, Inc.	3,170,400	0.7
13,832		Travelers Cos., Inc.	944,172	0.2
			13,692,149	3.1
		Health Care: 11.1%
122,164		Abbott Laboratories	8,375,564	1.9
24,859		Allergan, Inc.	2,276,587	0.5
63,695		Amgen, Inc.	5,370,762	1.2
41,263		Baxter International, Inc.	2,486,508	0.6
15,474		Becton Dickinson & Co.	1,215,638	0.3
19,622	@	Biogen Idec, Inc.	2,928,191	0.7
125,612		Bristol-Myers Squibb Co.	4,239,405	1.0
15,303		Cardinal Health, Inc.	596,358	0.1
36,079	@	Celgene Corp.	2,756,436	0.6
2,036	@	Covidien PLC	120,979	0.0
30,546		Eli Lilly & Co.	1,448,186	0.3
65,975	@	Express Scripts Holding Co.	4,134,653	1.0
62,029	@	Gilead Sciences, Inc.	4,114,384	1.0
3,253	@	Intuitive Surgical, Inc.	1,612,284	0.4
50,614		Johnson & Johnson	3,487,811	0.8
19,278		McKesson Corp.	1,658,486	0.4
5,249		Medtronic, Inc.	226,337	0.1
18,669		Stryker Corp.	1,039,117	0.2
1,699		WellPoint, Inc.	98,559	0.0
			48,186,245	11.1
		Industrials: 10.6%
51,091		3M Co.	4,721,830	1.1
55,402		Boeing Co.	3,857,087	0.9
53,442		Caterpillar, Inc.	4,598,150	1.1
57,627		CSX Corp.	1,195,760	0.3
15,740		Cummins, Inc.	1,451,385	0.3
16,214		Danaher Corp.	894,202	0.2
32,575		Deere & Co.	2,687,112	0.6
50,533		Emerson Electric Co.	2,439,228	0.6
1,649		FedEx Corp.	139,538	0.0
63,820		Honeywell International, Inc.	3,813,245	0.9
32,919		Illinois Tool Works, Inc.	1,957,693	0.4
19,023		Lockheed Martin Corp.	1,776,368	0.4
11,903		Precision Castparts Corp.	1,944,236	0.4
39,004		Union Pacific Corp.	4,629,775	1.1
59,330		United Parcel Service, Inc. - Class B	4,246,248	1.0
74,643		United Technologies Corp.	5,843,801	1.3
			46,195,658	10.6

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: 37.6%
52,738		Accenture PLC	$3,693,242	0.8
23,287	@	Adobe Systems, Inc.	755,896	0.2
76,586		Apple, Inc.	51,102,774	11.7
40,055		Automatic Data Processing, Inc.	2,349,626	0.5
27,978		Broadcom Corp.	967,479	0.2
24,940	@	Cognizant Technology Solutions Corp.	1,743,805	0.4
94,865	@	eBay, Inc.	4,592,415	1.0
171,978	@	EMC Corp.	4,689,840	1.1
34,500	@	Facebook, Inc.	746,925	0.2
21,202	@	Google, Inc. - Class A	15,996,909	3.7
89,279		International Business Machines Corp.	18,520,928	4.2
306,166		Intel Corp.	6,943,845	1.6
8,881		Mastercard, Inc.	4,009,594	0.9
616,506		Microsoft Corp.	18,359,549	4.2
23,920		Motorola Solutions, Inc.	1,209,156	0.3
312,938		Oracle Corp.	9,854,418	2.3
140,406		Qualcomm, Inc.	8,773,971	2.0
11,363	@	Salesforce.com, Inc.	1,735,016	0.4
62,982		Texas Instruments, Inc.	1,735,154	0.4
42,802		Visa, Inc.	5,747,453	1.3
7,243	@	VMware, Inc.	700,688	0.2
			164,228,683	37.6
		Materials: 2.8%
21,298		Ecolab, Inc.	1,380,323	0.3
76,751		EI Du Pont de Nemours & Co.	3,858,273	0.9
1,941		LyondellBasell Industries NV	100,272	0.0
43,690		Monsanto Co.	3,976,664	0.9
24,466		Praxair, Inc.	2,541,528	0.6
10,064		Southern Copper Corp.	345,799	0.1
			12,202,859	2.8
		Telecommunication Services: 2.4%
232,693		Verizon Communications, Inc.	10,603,820	2.4

		Total Common Stock
		(Cost $282,418,275)	428,278,812	98.2
SHORT-TERM INVESTMENTS: 1.7%
		Mutual Funds: 1.7%
7,548,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $7,548,000)	7,548,000	1.7

		Total Short-Term Investments
		(Cost $7,548,000)	7,548,000	1.7

		Total Investments in Securities (Cost $289,966,275)	$435,826,812	99.9
		Assets in Excess of Other Liabilities	602,972	0.1
		Net Assets	$436,429,784	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $290,011,285.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$149,172,481
		Gross Unrealized Depreciation	(3,356,954)
		Net Unrealized Appreciation	$145,815,527

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$428,278,812	$—	$—	$428,278,812
Short-Term Investments	7,548,000	—	—	7,548,000
Total Investments, at fair value	$435,826,812	$—	$—	$435,826,812
Liabilities Table
Other Financial Instruments+
Futures	$(98,602)	$—	$—	$(98,602)
Total Liabilities	$(98,602)	$—	$—	$(98,602)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	118	12/21/12	$8,461,780	$(98,602)
			$8,461,780	$(98,602)

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 10.0%
20,765	@	Amazon.com, Inc.	$5,280,955	0.9
24,159		Carnival Corp.	880,354	0.1
37,206		CBS Corp. - Class B	1,351,694	0.2
16,634		Coach, Inc.	931,837	0.1
154,126		Comcast Corp. – Class A	5,513,087	0.9
37,597	@	DIRECTV	1,972,339	0.3
215,312		Ford Motor Co.	2,122,976	0.3
43,947	@	General Motors Co.	999,794	0.2
87,848		Home Depot, Inc.	5,303,384	0.9
39,038		Johnson Controls, Inc.	1,069,641	0.2
22,809		Las Vegas Sands Corp.	1,057,653	0.2
68,817		Lowe’s Cos., Inc.	2,081,026	0.3
58,330		McDonald’s Corp.	5,351,778	0.9
120,218		News Corp. - Class A	2,948,948	0.5
20,757		Nike, Inc.	1,970,047	0.3
2,858	@	Priceline.com, Inc.	1,768,330	0.3
43,537		Starbucks Corp.	2,209,503	0.4
37,946		Target Corp.	2,408,433	0.4
21,316		Thomson Reuters Corp.	615,180	0.1
17,937		Time Warner Cable, Inc.	1,705,091	0.3
55,098		Time Warner, Inc.	2,497,592	0.4
42,522		TJX Cos., Inc.	1,904,560	0.3
30,291		Viacom - Class B	1,623,295	0.3
102,580		Walt Disney Co.	5,362,882	0.9
26,377		Yum! Brands, Inc.	1,749,850	0.3
			60,680,229	10.0
		Consumer Staples: 11.2%
116,780		Altria Group, Inc.	3,899,284	0.6
37,791		Archer-Daniels-Midland Co.	1,027,159	0.2
222,964		Coca-Cola Co.	8,457,025	1.4
27,393		Colgate-Palmolive Co.	2,937,077	0.5
24,748		Costco Wholesale Corp.	2,477,894	0.4
73,315		CVS Caremark Corp.	3,549,912	0.6
13,205		Estee Lauder Cos., Inc.	813,032	0.1
37,155		General Mills, Inc.	1,480,627	0.2
13,936		Kellogg Co.	719,934	0.1
22,504		Kimberly-Clark Corp.	1,930,393	0.3
101,759		Kraft Foods, Inc.	4,207,735	0.7
89,760		PepsiCo, Inc.	6,352,315	1.0
97,890		Philip Morris International, Inc.	8,804,227	1.5
157,268		Procter & Gamble Co.	10,908,108	1.8
18,985		Reynolds American, Inc.	822,810	0.1
33,624		Sysco Corp.	1,051,422	0.2
49,441		Walgreen Co.	1,801,630	0.3
97,001		Wal-Mart Stores, Inc.	7,158,674	1.2
			68,399,258	11.2
		Energy: 11.6%
28,672		Anadarko Petroleum Corp.	2,004,746	0.3
22,431		Apache Corp.	1,939,609	0.3
25,172		Baker Hughes, Inc.	1,138,529	0.2
113,219		Chevron Corp.	13,196,807	2.2
72,577		ConocoPhillips	4,149,953	0.7
23,206		Devon Energy Corp.	1,403,963	0.2
15,474		EOG Resources, Inc.	1,733,862	0.3
268,387		ExxonMobil Corp.	24,543,991	4.0
52,967		Halliburton Co.	1,784,458	0.3
17,467		Hess Corp.	938,327	0.1
27,914		Kinder Morgan, Inc./Delaware	991,505	0.2
40,351		Marathon Oil Corp.	1,193,179	0.2
24,461		National Oilwell Varco, Inc.	1,959,571	0.3
46,550		Occidental Petroleum Corp.	4,006,093	0.7
35,889		Phillips 66	1,664,173	0.3
76,541		Schlumberger Ltd.	5,536,210	0.9
37,472		Spectra Energy Corp.	1,100,178	0.2
35,909		Williams Cos., Inc.	1,255,738	0.2
			70,540,892	11.6
		Financials: 13.5%
19,443		ACE Ltd.	1,469,891	0.2
26,837		Aflac, Inc.	1,284,956	0.2
28,281		Allstate Corp.	1,120,210	0.2
57,467		American Express Co.	3,267,574	0.5
36,996	@	American International Group, Inc.	1,213,099	0.2
22,647		American Tower Corp.	1,616,769	0.3
618,537		Bank of America Corp.	5,461,682	0.9
68,464		Bank of New York Mellon Corp.	1,548,656	0.3
40,101		BB&T Corp.	1,329,749	0.2
102,208	@	Berkshire Hathaway, Inc.	9,014,746	1.5
7,312		Blackrock, Inc.	1,303,730	0.2
26,300		Capital One Financial Corp.	1,499,363	0.2
61,671		Charles Schwab Corp.	788,772	0.1
15,497		Chubb Corp.	1,182,111	0.2
168,294		Citigroup, Inc.	5,506,580	0.9
18,998		CME Group, Inc.	1,088,585	0.2
30,437		Discover Financial Services	1,209,262	0.2
17,253		Equity Residential	992,565	0.2
7,991		Franklin Resources, Inc.	999,434	0.2
28,231		Goldman Sachs Group, Inc.	3,209,300	0.5
218,481		JPMorgan Chase & Co.	8,844,111	1.5
17,952		Loews Corp.	740,699	0.1
31,356		Marsh & McLennan Cos., Inc.	1,063,909	0.2
48,824		Metlife, Inc.	1,682,475	0.3
88,426		Morgan Stanley	1,480,251	0.2
30,353		PNC Financial Services Group, Inc.	1,915,274	0.3
26,811		Prudential Financial, Inc.	1,461,468	0.2
8,192		Public Storage, Inc.	1,140,081	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
17,403		Simon Property Group, Inc.	$2,641,949	0.4
28,043		State Street Corp.	1,176,684	0.2
22,273		Travelers Cos., Inc.	1,520,355	0.3
108,719		US Bancorp.	3,729,062	0.6
281,194		Wells Fargo & Co.	9,709,629	1.6
			82,212,981	13.5
		Health Care: 12.2%
90,303		Abbott Laboratories	6,191,174	1.0
19,946		Aetna, Inc.	789,862	0.1
17,418		Allergan, Inc.	1,595,140	0.3
44,633		Amgen, Inc.	3,763,454	0.6
31,597		Baxter International, Inc.	1,904,035	0.3
11,632		Becton Dickinson & Co.	913,810	0.1
13,689	@	Biogen Idec, Inc.	2,042,809	0.3
96,652		Bristol-Myers Squibb Co.	3,262,005	0.5
19,866		Cardinal Health, Inc.	774,178	0.1
25,279	@	Celgene Corp.	1,931,316	0.3
27,676	@	Covidien PLC	1,644,508	0.3
58,805		Eli Lilly & Co.	2,787,945	0.5
46,231	@	Express Scripts Holding Co.	2,897,297	0.5
43,472	@	Gilead Sciences, Inc.	2,883,498	0.5
2,279	@	Intuitive Surgical, Inc.	1,129,541	0.2
157,628		Johnson & Johnson	10,862,145	1.8
13,511		McKesson Corp.	1,162,351	0.2
59,527		Medtronic, Inc.	2,566,804	0.4
174,561		Merck & Co., Inc.	7,872,701	1.3
429,775		Pfizer, Inc.	10,679,909	1.8
17,760		Stryker Corp.	988,522	0.2
21,081		Thermo Fisher Scientific, Inc.	1,240,195	0.2
59,543		UnitedHealth Group, Inc.	3,299,278	0.5
18,993		WellPoint, Inc.	1,101,784	0.2
			74,284,261	12.2
		Industrials: 9.4%
39,823		3M Co.	3,680,442	0.6
42,989		Boeing Co.	2,992,894	0.5
37,450		Caterpillar, Inc.	3,222,198	0.5
59,585		CSX Corp.	1,236,389	0.2
11,116		Cummins, Inc.	1,025,006	0.2
33,321		Danaher Corp.	1,837,653	0.3
22,832		Deere & Co.	1,883,412	0.3
42,107		Emerson Electric Co.	2,032,505	0.3
18,103		FedEx Corp.	1,531,876	0.3
18,238		General Dynamics Corp.	1,205,897	0.2
608,107		General Electric Co.	13,810,110	2.3
44,590		Honeywell International, Inc.	2,664,253	0.4
24,439		Illinois Tool Works, Inc.	1,453,387	0.2
15,016		Lockheed Martin Corp.	1,402,194	0.2
18,705		Norfolk Southern Corp.	1,190,199	0.2
14,437		Northrop Grumman Corp.	959,050	0.2
8,341		Precision Castparts Corp.	1,362,419	0.2
19,315		Raytheon Co.	1,104,045	0.2
26,568		Tyco International Ltd.	1,494,716	0.3
27,332		Union Pacific Corp.	3,244,308	0.5
41,626		United Parcel Service, Inc. - Class B	2,979,173	0.5
52,308		United Technologies Corp.	4,095,193	0.7
26,865		Waste Management, Inc.	861,829	0.1
			57,269,148	9.4
		Information Technology: 21.2%
36,951		Accenture PLC	2,587,678	0.4
28,586	@	Adobe Systems, Inc.	927,902	0.2
53,667		Apple, Inc.	35,809,842	5.9
28,075		Automatic Data Processing, Inc.	1,646,879	0.3
31,620		Broadcom Corp.	1,093,420	0.2
307,453		Cisco Systems, Inc.	5,869,278	1.0
17,478	@	Cognizant Technology Solutions Corp.	1,222,062	0.2
87,099		Corning, Inc.	1,145,352	0.2
84,617		Dell, Inc.	834,324	0.1
66,471	@	eBay, Inc.	3,217,861	0.5
120,521	@	EMC Corp.	3,286,608	0.5
24,171	@	Facebook, Inc.	523,302	0.1
14,858	@	Google, Inc. - Class A	11,210,361	1.8
113,499		Hewlett-Packard Co.	1,936,293	0.3
62,564		International Business Machines Corp.	12,978,902	2.1
288,747		Intel Corp.	6,548,782	1.1
6,224		Mastercard, Inc.	2,810,011	0.5
432,015		Microsoft Corp.	12,865,407	2.1
16,768		Motorola Solutions, Inc.	847,622	0.1
219,287		Oracle Corp.	6,905,348	1.1
98,385		Qualcomm, Inc.	6,148,079	1.0
7,963	@	Salesforce.com, Inc.	1,215,870	0.2
65,788		Texas Instruments, Inc.	1,812,459	0.3
29,994		Visa, Inc.	4,027,594	0.7
5,078	@	VMware, Inc.	491,246	0.1
70,446	@	Yahoo!, Inc.	1,125,375	0.2
			129,087,857	21.2
		Materials: 2.8%
12,009		Air Products & Chemicals, Inc.	993,144	0.2
68,603		Dow Chemical Co.	1,986,743	0.3
14,928		Ecolab, Inc.	967,484	0.2
53,786		EI Du Pont de Nemours & Co.	2,703,822	0.4
54,467		Freeport-McMoRan Copper & Gold, Inc.	2,155,804	0.3
18,441		LyondellBasell Industries NV	952,662	0.1
30,616		Monsanto Co.	2,786,668	0.5
17,023		Mosaic Co/The	980,695	0.2
28,156		Newmont Mining Corp.	1,577,017	0.3
17,186		Praxair, Inc.	1,785,282	0.3

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
9,310		Southern Copper Corp.	$319,892	0.0
			17,209,213	2.8
		Telecommunication Services: 3.6%
336,493		AT&T, Inc.	12,685,786	2.1
35,654		CenturyTel, Inc.	1,440,422	0.3
163,060		Verizon Communications, Inc.	7,430,644	1.2
			21,556,852	3.6
		Utilities: 2.5%
27,796		American Electric Power Co., Inc.	1,221,356	0.2
16,815		Consolidated Edison, Inc.	1,007,050	0.1
32,618		Dominion Resources, Inc.	1,726,797	0.3
40,300		Duke Energy Corp.	2,611,440	0.4
48,917		Exelon Corp.	1,740,467	0.3
24,000		FirstEnergy Corp.	1,058,400	0.2
23,907		NextEra Energy, Inc.	1,681,379	0.3
24,245		Pacific Gas & Electric Co.	1,034,534	0.2
29,037		Public Service Enterprise Group, Inc.	934,411	0.1
49,854		Southern Co.	2,297,771	0.4
			15,313,605	2.5
		Total Common Stock
		(Cost $358,515,908)	596,554,296	98.0
SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
11,184,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $11,184,000)	11,184,000	1.8

		Total Short-Term Investments
		(Cost $11,184,000)	11,184,000	1.8

		Total Investments in Securities (Cost $369,699,908)	$607,738,296	99.8
		Assets in Excess of Other Liabilities	915,509	0.2
		Net Assets	$608,653,805	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $375,390,588.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$241,955,451
		Gross Unrealized Depreciation	(9,607,743)
		Net Unrealized Appreciation	$232,347,708

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$596,554,296	$—	$—	$596,554,296
Short-Term Investments	11,184,000	—	—	11,184,000
Total Investments, at fair value	$607,738,296	$—	$—	$607,738,296
Liabilities Table
Other Financial Instruments+
Futures	$(140,848)	$—	$—	$(140,848)
Total Liabilities	$(140,848)	$—	$—	$(140,848)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Russell™ Large Cap Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	176	12/21/12	$12,620,960	$(140,848)
			$12,620,960	$(140,848)

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 7.1%
8,200		Carnival Corp.	$298,808	0.3
10,596		CBS Corp. - Class B	384,953	0.4
27,719		Comcast Corp. – Class A	991,509	1.0
73,901		Ford Motor Co.	728,664	0.7
15,083	@	General Motors Co.	343,138	0.3
13,398		Johnson Controls, Inc.	367,105	0.4
20,522		Lowe’s Cos., Inc.	620,585	0.6
27,069		News Corp. - Class A	664,003	0.6
12,295		Target Corp.	780,364	0.7
7,314		Thomson Reuters Corp.	211,082	0.2
18,910		Time Warner, Inc.	857,190	0.8
22,251		Walt Disney Co.	1,163,282	1.1
			7,410,683	7.1
		Consumer Staples: 8.1%
8,979		Altria Group, Inc.	299,809	0.3
12,950		Archer-Daniels-Midland Co.	351,981	0.3
781		Colgate-Palmolive Co.	83,739	0.1
20,145		CVS Caremark Corp.	975,421	0.9
2,768		General Mills, Inc.	110,305	0.1
300		Kellogg Co.	15,498	0.0
820		Kimberly-Clark Corp.	70,339	0.1
33,108		Kraft Foods, Inc.	1,369,016	1.3
2,722		Philip Morris International, Inc.	244,817	0.2
50,035		Procter & Gamble Co.	3,470,428	3.3
4,307		Reynolds American, Inc.	186,665	0.2
5,457		Sysco Corp.	170,640	0.2
16,996		Walgreen Co.	619,334	0.6
7,025		Wal-Mart Stores, Inc.	518,445	0.5
			8,486,437	8.1
		Energy: 19.7%
9,841		Anadarko Petroleum Corp.	688,083	0.6
7,699		Apache Corp.	665,732	0.6
8,637		Baker Hughes, Inc.	390,651	0.4
38,858		Chevron Corp.	4,529,288	4.3
24,909		ConocoPhillips	1,424,297	1.4
7,967		Devon Energy Corp.	482,003	0.5
92,113		ExxonMobil Corp.	8,423,734	8.1
12,381		Halliburton Co.	417,116	0.4
5,997		Hess Corp.	322,159	0.3
13,896		Marathon Oil Corp.	410,905	0.4
6,481		National Oilwell Varco, Inc.	519,193	0.5
15,978		Occidental Petroleum Corp.	1,375,067	1.3
12,318		Phillips 66	571,186	0.5
12,858		Spectra Energy Corp.	377,511	0.4
			20,596,925	19.7
		Financials: 24.0%
6,672		ACE Ltd.	504,403	0.5
9,211		Aflac, Inc.	441,023	0.4
9,663		Allstate Corp.	382,751	0.4
7,043		American Express Co.	400,465	0.4
12,702	@	American International Group, Inc.	416,499	0.4
212,288		Bank of America Corp.	1,874,503	1.8
23,700		Bank of New York Mellon Corp.	536,094	0.5
13,761		BB&T Corp.	456,315	0.4
35,081	@	Berkshire Hathaway, Inc.	3,094,144	3.0
1,167		Blackrock, Inc.	208,076	0.2
10,500		Capital One Financial Corp.	598,605	0.6
21,162		Charles Schwab Corp.	270,662	0.3
5,318		Chubb Corp.	405,657	0.4
57,758		Citigroup, Inc.	1,889,842	1.8
6,550		CME Group, Inc.	375,315	0.4
10,448		Discover Financial Services	415,099	0.4
5,455		Equity Residential	313,826	0.3
2,107		Franklin Resources, Inc.	263,522	0.2
9,689		Goldman Sachs Group, Inc.	1,101,446	1.1
74,985		JPMorgan Chase & Co.	3,035,393	2.9
6,100		Loews Corp.	251,686	0.2
2,239		Marsh & McLennan Cos., Inc.	75,969	0.1
16,757		Metlife, Inc.	577,446	0.5
30,348		Morgan Stanley	508,026	0.5
10,416		PNC Financial Services Group, Inc.	657,250	0.6
9,280		Prudential Financial, Inc.	505,853	0.5
950		Simon Property Group, Inc.	144,219	0.1
9,620		State Street Corp.	403,655	0.4
4,339		Travelers Cos., Inc.	296,180	0.3
37,313		US Bancorp.	1,279,836	1.2
96,511		Wells Fargo & Co.	3,332,525	3.2
			25,016,285	24.0
		Health Care: 13.3%
1,613		Abbott Laboratories	110,587	0.1
6,730		Aetna, Inc.	266,508	0.3
923		Baxter International, Inc.	55,620	0.0
272		Becton Dickinson & Co.	21,368	0.0
3,061		Bristol-Myers Squibb Co.	103,309	0.1
3,136		Cardinal Health, Inc.	122,210	0.1
9,015	@	Covidien PLC	535,671	0.5
12,836		Eli Lilly & Co.	608,555	0.6
41,927		Johnson & Johnson	2,889,190	2.8
19,186		Medtronic, Inc.	827,300	0.8
59,914		Merck & Co., Inc.	2,702,122	2.6
147,505		Pfizer, Inc.	3,665,499	3.5
1,611		Stryker Corp.	89,668	0.1
7,237		Thermo Fisher Scientific, Inc.	425,753	0.4

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
20,436		UnitedHealth Group, Inc.	$1,132,359	1.1
6,113		WellPoint, Inc.	354,615	0.3
			13,910,334	13.3
		Industrials: 8.2%
1,381		3M Co.	127,632	0.1
1,432		Boeing Co.	99,696	0.1
6,610		CSX Corp.	137,157	0.1
7,536		Danaher Corp.	415,610	0.4
2,298		Emerson Electric Co.	110,924	0.1
5,821		FedEx Corp.	492,573	0.5
6,259		General Dynamics Corp.	413,845	0.4
208,710		General Electric Co.	4,739,804	4.5
470		Illinois Tool Works, Inc.	27,951	0.0
600		Lockheed Martin Corp.	56,028	0.1
6,417		Norfolk Southern Corp.	408,314	0.4
5,000		Northrop Grumman Corp.	332,150	0.3
6,566		Raytheon Co.	375,313	0.4
9,118		Tyco International Ltd.	512,979	0.5
9,050		Waste Management, Inc.	290,324	0.3
			8,540,300	8.2
		Information Technology: 4.6%
4,174	@	Adobe Systems, Inc.	135,488	0.1
4,125		Broadcom Corp.	142,642	0.1
105,519		Cisco Systems, Inc.	2,014,358	1.9
30,065		Corning, Inc.	395,355	0.4
29,045		Dell, Inc.	286,384	0.3
38,952		Hewlett-Packard Co.	664,521	0.6
25,468		Intel Corp.	577,614	0.6
7,394		Texas Instruments, Inc.	203,705	0.2
24,008	@	Yahoo!, Inc.	383,528	0.4
			4,803,595	4.6
		Materials: 2.9%
4,165		Air Products & Chemicals, Inc.	344,445	0.4
23,547		Dow Chemical Co.	681,921	0.7
18,697		Freeport-McMoRan Copper & Gold, Inc.	740,027	0.7
5,866		LyondellBasell Industries NV	303,038	0.3
5,843		Mosaic Co/The	336,615	0.3
9,664		Newmont Mining Corp.	541,281	0.5
806		Southern Copper Corp.	27,694	0.0
			2,975,021	2.9
		Telecommunication Services: 4.7%
115,491		AT&T, Inc.	4,354,011	4.2
12,238		CenturyTel, Inc.	494,415	0.5
			4,848,426	4.7
		Utilities: 5.0%
9,540		American Electric Power Co., Inc.	419,188	0.4
5,771		Consolidated Edison, Inc.	345,625	0.3
11,258		Dominion Resources, Inc.	595,998	0.6
13,812		Duke Energy Corp.	895,018	0.9
16,792		Exelon Corp.	597,459	0.6
8,239		FirstEnergy Corp.	363,340	0.3
8,216		NextEra Energy, Inc.	577,831	0.5
8,319		Pacific Gas & Electric Co.	354,972	0.3
9,967		Public Service Enterprise Group, Inc.	320,738	0.3
17,113		Southern Co.	788,738	0.8
			5,258,907	5.0
		Total Common Stock
		(Cost $74,920,125)	101,846,913	97.6
SHORT-TERM INVESTMENTS: 2.2%
		Mutual Funds: 2.2%
2,300,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,300,000)	2,300,000	2.2

		Total Short-Term Investments
		(Cost $2,300,000)	2,300,000	2.2

		Total Investments in Securities (Cost $77,220,125)	$104,146,913	99.8
		Assets in Excess of Other Liabilities	162,712	0.2
		Net Assets	$104,309,625	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $81,057,805.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$28,408,215
		Gross Unrealized Depreciation	(5,319,107)
		Net Unrealized Appreciation	$23,089,108

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$101,846,913	$—	$—	$101,846,913
Short-Term Investments	2,300,000	—	—	2,300,000
Total Investments, at fair value	$104,146,913	$—	$—	$104,146,913
Liabilities Table
Other Financial Instruments+
Futures	$(39,048)	$—	$—	$(39,048)
Total Liabilities	$(39,048)	$—	$—	$(39,048)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	36	12/21/12	$2,581,560	$(39,048)
			$2,581,560	$(39,048)

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 25.0%
8,288		Aaron’s, Inc.	$230,489	0.1
10,544		Advance Auto Parts, Inc.	721,631	0.3
3,794	L	Allison Transmission Holdings, Inc.	76,335	0.0
8,193	@	AMC Networks, Inc.	356,559	0.1
21,816		American Eagle Outfitters	459,881	0.2
13,770	@	Apollo Group, Inc. - Class A	400,018	0.1
17,624	@	Ascena Retail Group, Inc.	378,035	0.1
2,681	@, L	Autonation, Inc.	117,079	0.0
5,385	@	Autozone, Inc.	1,990,673	0.7
6,182	@	Bally Technologies, Inc.	305,329	0.1
32,879	@	Bed Bath & Beyond, Inc.	2,071,377	0.7
9,495	@	Big Lots, Inc.	280,862	0.1
16,209	@	BorgWarner, Inc.	1,120,204	0.4
10,800		Brinker International, Inc.	381,240	0.1
3,234		Cablevision Systems Corp.	51,259	0.0
6,019	@	Carmax, Inc.	170,338	0.1
6,941	@	Carter’s, Inc.	373,703	0.1
6,995	@	Charter Communications, Inc.	525,115	0.2
17,040		Chico’s FAS, Inc.	308,594	0.1
4,485	@	Chipotle Mexican Grill, Inc.	1,424,167	0.5
340		Choice Hotels International, Inc.	10,877	0.0
16,473		Cinemark Holdings, Inc.	369,489	0.1
3,562		Clear Channel Outdoor Holdings, Inc.	21,301	0.0
18,195		Darden Restaurants, Inc.	1,014,371	0.4
3,468	@, L	Deckers Outdoor Corp.	127,067	0.0
46,421	@	Delphi Automotive PLC	1,439,051	0.5
13,314		Dick’s Sporting Goods, Inc.	690,331	0.2
36,053	@	Discovery Communications, Inc. - Class A	2,149,840	0.8
22,877		Dish Network Corp. - Class A	700,265	0.2
26,120	@	Dollar General Corp.	1,346,225	0.5
32,801	@	Dollar Tree, Inc.	1,583,468	0.6
2,942		D.R. Horton, Inc.	60,723	0.0
4,485		DSW, Inc.	299,239	0.1
10,232		Dunkin’ Brands Group, Inc.	298,723	0.1
7,840		Expedia, Inc.	453,466	0.2
13,862		Family Dollar Stores, Inc.	919,051	0.3
4,538		Foot Locker, Inc.	161,099	0.1
7,834	@	Fossil, Inc.	663,540	0.2
42,843		Gap, Inc.	1,532,923	0.5
1,080	L	Garmin Ltd.	45,079	0.0
20,675		Gentex Corp.	351,682	0.1
22,051		Genuine Parts Co.	1,345,773	0.5
10,614		GNC Holdings, Inc.	413,628	0.1
35,091	@	Goodyear Tire & Rubber Co.	427,759	0.1
6,263	@, L	Groupon, Inc.	29,812	0.0
24,676		H&R Block, Inc.	427,635	0.1
13,994	@	Hanesbrands, Inc.	446,129	0.2
32,743		Harley-Davidson, Inc.	1,387,321	0.5
14,946		Hasbro, Inc.	570,489	0.2
4,148	@, L	HomeAway, Inc.	97,271	0.0
23,449		International Game Technology	306,947	0.1
3,865		Interpublic Group of Cos., Inc.	42,979	0.0
3,498	@, L	ITT Educational Services, Inc.	112,741	0.0
2,646		Jarden Corp.	139,815	0.0
2,945		John Wiley & Sons, Inc.	135,323	0.0
2,433		Kohl’s Corp.	124,618	0.0
9,536	@	Lamar Advertising Co.	353,404	0.1
37,099	@	Liberty Global, Inc.	2,253,764	0.8
11,585	@	Liberty Media Corp. - Interactive	214,322	0.1
1,022	@	Liberty Media Corp. - Liberty Capital	106,462	0.0
579	@	Liberty Ventures	28,742	0.0
42,290	@	LKQ Corp.	782,365	0.3
34,138		Limited Brands, Inc.	1,681,638	0.6
8,031		Macy’s, Inc.	302,126	0.1
514	@	The Madison Square Garden, Inc.	20,699	0.0
33,149		Marriott International, Inc.	1,296,126	0.5
37,278		Mattel, Inc.	1,322,623	0.5
39,555		McGraw-Hill Cos., Inc.	2,159,307	0.8
12,157	@	Michael Kors Holdings Ltd.	646,509	0.2
3,445		Morningstar, Inc.	215,795	0.1
7,961	@, L	NetFlix, Inc.	433,397	0.2
22,241		Nordstrom, Inc.	1,227,258	0.4
649	@	NVR, Inc.	548,080	0.2
38,551		Omnicom Group	1,987,690	0.7
16,838	@	O’Reilly Automotive, Inc.	1,407,994	0.5
14,794	@	Pandora Media, Inc.	161,994	0.1
4,064	@	Panera Bread Co.	694,497	0.2
767	@	Penn National Gaming, Inc.	33,058	0.0
15,327		Petsmart, Inc.	1,057,256	0.4
9,279		Polaris Industries, Inc.	750,393	0.3
9,315		PVH Corp.	873,002	0.3
8,720		Ralph Lauren Corp.	1,318,726	0.5
3,960	L	Regal Entertainment Group	55,717	0.0
32,038		Ross Stores, Inc.	2,069,655	0.7
20,812	@	Sally Beauty Holdings, Inc.	522,173	0.2
12,181		Scripps Networks Interactive - Class A	745,843	0.3
537,507	@	Sirius XM Radio, Inc.	1,397,518	0.5
27,953		Starwood Hotels & Resorts Worldwide, Inc.	1,620,156	0.6
9,107	@	Tempur-Pedic International, Inc.	272,208	0.1
9,390	@, L	Tesla Motors, Inc.	274,939	0.1
444		Thor Industries, Inc.	16,126	0.0
15,269		Tiffany & Co.	944,846	0.3
10,335		Tractor Supply Co.	1,022,028	0.4
11,726	@	TripAdvisor, Inc.	386,137	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary: (continued)
8,017		Tupperware Corp.	$429,631	0.2
9,018		Ulta Salon Cosmetics & Fragrance, Inc.	868,478	0.3
11,139	@	Under Armour, Inc.	621,890	0.2
15,268	@	Urban Outfitters, Inc.	573,466	0.2
12,397		VF Corp.	1,975,586	0.7
39,279	L	Virgin Media, Inc.	1,156,374	0.4
400	@	Visteon Corp.	17,784	0.0
3,855		Weight Watchers International, Inc.	203,544	0.1
7,114		Williams-Sonoma, Inc.	312,803	0.1
20,635		Wyndham Worldwide Corp.	1,082,925	0.4
11,272		Wynn Resorts Ltd.	1,301,240	0.5
			71,737,232	25.0
		Consumer Staples: 7.7%
47,747		Avon Products, Inc.	761,565	0.3
18,486		Brown-Forman Corp.	1,206,211	0.4
19,695		Campbell Soup Co.	685,780	0.2
12,293		Church & Dwight Co., Inc.	663,699	0.2
1,160		Clorox Co.	83,578	0.0
3,179		Coca-Cola Enterprises, Inc.	99,407	0.0
22,696	@	Dean Foods Co.	371,080	0.1
29,957		Dr Pepper Snapple Group, Inc.	1,333,985	0.5
16,087		Flowers Foods, Inc.	324,636	0.1
3,985	@	Fresh Market, Inc.	239,020	0.1
16,700	@, L	Green Mountain Coffee Roasters, Inc.	396,625	0.1
16,756		Herbalife Ltd.	794,234	0.3
21,222		Hershey Co.	1,504,428	0.5
14,504		Hillshire Brands Co.	388,417	0.1
28,184		HJ Heinz Co.	1,576,895	0.6
11,008		Hormel Foods Corp.	321,874	0.1
2,371		Ingredion, Inc.	130,784	0.1
79,331		Kroger Co.	1,867,452	0.7
18,457		Lorillard, Inc.	2,149,318	0.8
18,754		McCormick & Co., Inc.	1,163,498	0.4
28,834		Mead Johnson Nutrition Co.	2,112,955	0.7
20,386	@	Monster Beverage Corp.	1,104,106	0.4
8,112		Nu Skin Enterprises, Inc.	314,989	0.1
4,812	L	Safeway, Inc.	77,425	0.0
25,959		Whole Foods Market, Inc.	2,528,407	0.9
			22,200,368	7.7
		Energy: 5.5%
2,600	@	Atwood Oceanics, Inc.	118,170	0.0
29,675		Cabot Oil & Gas Corp.	1,332,407	0.5
26,749	@	Cameron International Corp.	1,499,816	0.5
2,800	L	CARBO Ceramics, Inc.	176,176	0.1
20,102	@	Cheniere Energy, Inc.	312,586	0.1
24,857	@	Cobalt International Energy, Inc.	553,565	0.2
14,710	@	Concho Resources, Inc.	1,393,772	0.5
6,048	@	Continental Resources, Inc.	465,091	0.2
10,851	@	Dresser-Rand Group, Inc.	597,999	0.2
33,816	@	FMC Technologies, Inc.	1,565,681	0.6
6,306	@, L	Golar LNG Ltd.	243,349	0.1
3,211		Helmerich & Payne, Inc.	152,876	0.1
10,237	@	Kosmos Energy LLC	116,599	0.0
2,758	@	Laredo Petroleum Holdings, Inc.	60,621	0.0
5,662		Noble Energy, Inc.	524,924	0.2
15,534		Oceaneering International, Inc.	858,254	0.3
6,784	@	Oil States International, Inc.	539,057	0.2
14,528		Pioneer Natural Resources Co.	1,516,723	0.5
22,938		Range Resources Corp.	1,602,678	0.6
7,777	L	RPC, Inc.	92,469	0.0
1,374	@	SEACOR Holdings, Inc.	114,537	0.0
7,667		SM Energy Co.	414,861	0.2
17,328	@	Southwestern Energy Co.	602,668	0.2
13,009		Sunoco, Inc.	609,211	0.2
2,422	@	Whiting Petroleum Corp.	114,754	0.0
3,336		World Fuel Services Corp.	118,795	0.0
			15,697,639	5.5
		Financials: 7.2%
5,495	@	Affiliated Managers Group, Inc.	675,885	0.2
430	@	Alexander & Baldwin, Inc.	12,698	0.0
2,687	@	Allied World Assurance Co. Holdings Ltd.	207,571	0.1
1,319		American Campus Communities, Inc.	57,878	0.0
4,025	@	Aon PLC	210,467	0.1
14,677		Apartment Investment & Management Co.	381,455	0.1
2,200	@	Arch Capital Group Ltd.	91,696	0.0
17,000		Arthur J. Gallagher & Co.	608,940	0.2
3,632		Boston Properties, Inc.	401,736	0.1
3,157		BRE Properties, Inc.	148,032	0.1
1,513		Brown & Brown, Inc.	39,444	0.0
8,671		Camden Property Trust	559,193	0.2
10,849		CBOE Holdings, Inc.	319,178	0.1
47,054	@	CBRE Group, Inc.	866,264	0.3
17,219		Digital Realty Trust, Inc.	1,202,747	0.4
16,567		Eaton Vance Corp.	479,780	0.2
647		Endurance Specialty Holdings Ltd.	24,910	0.0
4,892		Equity Lifestyle Properties, Inc.	333,243	0.1
3,746		Erie Indemnity Co.	240,755	0.1
5,052		Essex Property Trust, Inc.	748,908	0.3
9,368		Extra Space Storage, Inc.	311,486	0.1
7,196		Federal Realty Investment Trust	757,739	0.3
10,760	L	Federated Investors, Inc.	222,624	0.1
2,973		Hanover Insurance Group, Inc.	110,774	0.0
4,258		HCP, Inc.	189,396	0.1
3,766		Home Properties, Inc.	230,743	0.1
10,289	@	IntercontinentalExchange, Inc.	1,372,656	0.5

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
763		Kilroy Realty Corp.	$34,167	0.0
16,399		Lazard Ltd.	479,343	0.2
6,747		Leucadia National Corp.	153,494	0.1
6,323		LPL Financial Holdings, Inc.	180,458	0.1
5,542		Mid-America Apartment Communities, Inc.	361,948	0.1
27,745		Moody’s Corp.	1,225,497	0.4
17,429	@	MSCI, Inc. - Class A	623,784	0.2
11,196		People’s United Financial, Inc.	135,919	0.0
22,838		Plum Creek Timber Co., Inc.	1,001,218	0.4
3,226		Post Properties, Inc.	154,719	0.1
13,911		Rayonier, Inc.	681,778	0.2
7,766		Regency Centers Corp.	378,437	0.1
19,683		SEI Investments Co.	422,200	0.1
1,212	@	Signature Bank	81,301	0.0
1,115	@, L	St. Joe Co.	21,743	0.0
36,077		T. Rowe Price Group, Inc.	2,283,674	0.8
13,288		Tanger Factory Outlet Centers, Inc.	429,601	0.2
2,651		Taubman Centers, Inc.	203,411	0.1
2,030	@	Validus Holdings Ltd.	68,837	0.0
12,381		Waddell & Reed Financial, Inc.	405,725	0.1
24,668		Weyerhaeuser Co.	644,822	0.2
			20,778,274	7.2
		Health Care: 13.3%
49,157		Agilent Technologies, Inc.	1,890,087	0.7
27,164	@	Alexion Pharmaceuticals, Inc.	3,107,562	1.1
4,883	@	AMERIGROUP Corp.	446,453	0.2
35,776		AmerisourceBergen Corp.	1,384,889	0.5
23,763	@	Ariad Pharmaceuticals, Inc.	575,659	0.2
17,525	@	BioMarin Pharmaceuticals, Inc.	705,732	0.2
13,516	@	Bruker BioSciences Corp.	176,924	0.1
14,469	@	Catamaran Corp.	1,417,528	0.5
20,492	@	Cerner Corp.	1,586,286	0.6
4,502	@	Charles River Laboratories International, Inc.	178,279	0.1
2,046		Cooper Cos., Inc.	193,265	0.1
510	@	Covance, Inc.	23,812	0.0
11,870		CR Bard, Inc.	1,242,195	0.4
13,293	@	DaVita, Inc.	1,377,288	0.5
9,070		Densply International, Inc.	345,930	0.1
16,207	@	Edwards Lifesciences Corp.	1,740,146	0.6
10,571	@	Endo Pharmaceuticals Holdings, Inc.	335,312	0.1
15,332		HCA Holdings, Inc.	509,789	0.2
7,319	@	Henry Schein, Inc.	580,177	0.2
7,895	@	Idexx Laboratories, Inc.	784,368	0.3
17,707	@, L	Illumina, Inc.	853,477	0.3
13,942	@, L	Incyte Corp., Ltd.	251,653	0.1
13,688	@	Laboratory Corp. of America Holdings	1,265,729	0.4
2,435	@	Life Technologies Corp.	119,023	0.0
10,402	@	Medivation, Inc.	586,257	0.2
4,510	@	Mettler Toledo International, Inc.	770,037	0.3
52,821	@	Mylan Laboratories	1,288,832	0.4
12,171	@	Myriad Genetics, Inc.	328,495	0.1
9,231	@	Onyx Pharmaceuticals, Inc.	780,019	0.3
12,407		Patterson Cos., Inc.	424,816	0.1
13,213		Perrigo Co.	1,534,954	0.5
2,713		Quest Diagnostics	172,086	0.1
10,923	@	Regeneron Pharmaceuticals, Inc.	1,667,505	0.6
20,472		Resmed, Inc.	828,502	0.3
8,326	@	Salix Pharmaceuticals Ltd.	352,523	0.1
1,490	@	Sirona Dental Systems, Inc.	84,870	0.0
34,214		St. Jude Medical, Inc.	1,441,436	0.5
5,283		Techne Corp.	380,059	0.1
3,660	@	Tenet Healthcare Corp.	22,948	0.0
8,417	@	Thoratec Corp.	291,228	0.1
7,244	@	United Therapeutics Corp.	404,795	0.1
750		Universal Health Services, Inc.	34,298	0.0
15,991	@	Varian Medical Systems, Inc.	964,577	0.3
29,848	@	Vertex Pharmaceuticals, Inc.	1,669,996	0.6
24,056	@	Warner Chilcott PLC	324,756	0.1
12,570	@	Waters Corp.	1,047,458	0.4
18,018	@	Watson Pharmaceuticals, Inc.	1,534,413	0.5
2,555		Zimmer Holdings, Inc.	172,769	0.1
			38,199,192	13.3
		Industrials: 14.3%
34,099		Ametek, Inc.	1,208,810	0.4
3,069		Armstrong World Industries, Inc.	142,310	0.1
17,020	@	Babcock & Wilcox Co.	433,499	0.2
14,040	@	BE Aerospace, Inc.	591,084	0.2
720		Carlisle Cos., Inc.	37,382	0.0
22,996		CH Robinson Worldwide, Inc.	1,346,416	0.5
8,569		Chicago Bridge & Iron Co. NV	326,393	0.1
7,080		Cintas Corp.	293,466	0.1
6,811	@	Clean Harbors, Inc.	332,717	0.1
1,362	@	Colfax Corp.	49,945	0.0
4,433		Con-way, Inc.	121,331	0.0
15,522	@	Cooper Industries PLC	1,165,081	0.4
3,837	@	Copa Holdings S.A.	311,833	0.1
14,617	@	Copart, Inc.	405,329	0.1
1,100		Covanta Holding Corp.	18,876	0.0
77,874	@	Delta Airlines, Inc.	713,326	0.2
21,354		Donaldson Co., Inc.	741,197	0.3
4,622		Dun & Bradstreet Corp./The	368,004	0.1
15,542		Equifax, Inc.	723,946	0.3

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
27,543		Expeditors International Washington, Inc.	$1,001,463	0.3
41,872		Fastenal Co.	1,800,077	0.6
6,777		Flowserve Corp.	865,694	0.3
17,868		Fluor Corp.	1,005,611	0.4
3,818	@	Fortune Brands Home & Security, Inc.	103,124	0.0
443	@	General Cable Corp.	13,015	0.0
8,671		Graco, Inc.	435,978	0.2
20,393	@	Hertz Global Holdings, Inc.	279,996	0.1
7,032		Hubbell, Inc.	567,764	0.2
2,364		IDEX Corp.	98,744	0.0
7,223	@	IHS, Inc.	703,159	0.2
34,639		Ingersoll-Rand PLC	1,552,520	0.5
20,232		Iron Mountain, Inc.	690,114	0.2
3,161		ITT Corp.	63,694	0.0
12,879		JB Hunt Transport Services, Inc.	670,223	0.2
15,180		Joy Global, Inc.	850,991	0.3
12,305		Kansas City Southern	932,473	0.3
5,940	@	Kirby Corp.	328,363	0.1
6,735		Landstar System, Inc.	318,431	0.1
7,312		Lennox International, Inc.	353,608	0.1
12,006		Lincoln Electric Holdings, Inc.	468,834	0.2
14,600		Manitowoc Co., Inc.	194,764	0.1
51,208		Masco Corp.	770,680	0.3
430		Matson, Inc.	8,991	0.0
2,021	@	MRC Global, Inc.	49,696	0.0
6,534		MSC Industrial Direct Co.	440,784	0.2
4,385	@	Nielsen Holdings NV	131,462	0.0
8,549		Nordson Corp.	501,142	0.2
11,561		Paccar, Inc.	462,729	0.2
16,377		Pall Corp.	1,039,776	0.4
9,750		Parker Hannifin Corp.	814,905	0.3
15,212	L	Pitney Bowes, Inc.	210,230	0.1
6,748	@, L	Polypore International, Inc.	238,542	0.1
20,506		Robert Half International, Inc.	546,075	0.2
20,184		Rockwell Automation, Inc.	1,403,797	0.5
20,513		Rockwell Collins, Inc.	1,100,317	0.4
9,258		Rollins, Inc.	216,545	0.1
13,780		Roper Industries, Inc.	1,514,284	0.5
1,600		Snap-On, Inc.	114,992	0.0
21,593		Southwest Airlines Co.	189,371	0.1
3,904	@	Spirit Aerosystems Holdings, Inc.	86,708	0.0
2,222		SPX Corp.	145,341	0.1
12,033	@	Stericycle, Inc.	1,089,227	0.4
2,300		Textron, Inc.	60,191	0.0
1,113		Timken Co.	41,359	0.0
8,588		Toro Co.	341,631	0.1
7,225	@	TransDigm Group, Inc.	1,025,011	0.4
2,464		Triumph Group, Inc.	154,074	0.1
47,627	@	United Continental Holdings, Inc.	928,727	0.3
13,441	@	United Rentals, Inc.	439,655	0.2
3,347		Valmont Industries, Inc.	440,131	0.2
18,191	@	Verisk Analytics, Inc.	866,074	0.3
8,574	@	WABCO Holdings, Inc.	494,463	0.2
6,909		Wabtec Corp.	554,724	0.2
1,057		Waste Connections, Inc.	31,974	0.0
8,263		WW Grainger, Inc.	1,721,761	0.6
2,933		Xylem, Inc.	73,765	0.0
			40,878,719	14.3
		Information Technology: 17.4%
8,428	@, L	Acme Packet, Inc.	144,119	0.1
90,101	@, L	Advanced Micro Devices, Inc.	303,640	0.1
23,749	@	Akamai Technologies, Inc.	908,637	0.3
7,122	@	Alliance Data Systems Corp.	1,010,968	0.4
45,628		Altera Corp.	1,550,668	0.5
22,909		Amphenol Corp.	1,348,882	0.5
3,678		Analog Devices, Inc.	144,141	0.1
13,360	@	Ansys, Inc.	980,624	0.3
3,109	@	AOL, Inc.	109,530	0.0
14,066	@	Ariba, Inc.	630,157	0.2
5,478	@	Atmel Corp.	28,814	0.0
32,676	@	Autodesk, Inc.	1,090,398	0.4
32,456		Avago Technologies Ltd.	1,131,578	0.4
23,104	@	BMC Software, Inc.	958,585	0.3
17,913		Broadridge Financial Solutions ADR	417,910	0.1
2,929		CA, Inc.	75,466	0.0
39,398	@	Cadence Design Systems, Inc.	506,855	0.2
26,331	@	Citrix Systems, Inc.	2,016,165	0.7
1,673	@	Compuware Corp.	16,579	0.0
6,536	@	Concur Technologies, Inc.	481,899	0.2
12,976		Cypress Semiconductor Corp.	139,103	0.0
709		Diebold, Inc.	23,900	0.0
4,266	@	Dolby Laboratories, Inc.	139,711	0.0
720		DST Systems, Inc.	40,723	0.0
1,512	@	EchoStar Corp.	43,334	0.0
6,800	@	Equinix, Inc.	1,401,140	0.5
11,227	@	F5 Networks, Inc.	1,175,467	0.4
6,442		Factset Research Systems, Inc.	621,138	0.2
15,961	@	Fiserv, Inc.	1,181,593	0.4
6,985	@	FleetCor Technologies, Inc.	312,928	0.1
17,913		Flir Systems, Inc.	357,812	0.1
18,732	@	Fortinet, Inc.	452,190	0.2
6,878	@, L	Freescale Semiconductor Holdings Ltd.	65,410	0.0
9,673	@, L	Fusion-io, Inc.	292,802	0.1
13,380	@	Gartner, Inc.	616,684	0.2
14,580	@	Genpact Ltd.	243,194	0.1
11,269		Global Payments, Inc.	471,382	0.2
4,901		Harris Corp.	251,029	0.1
1,623		IAC/InterActiveCorp	84,493	0.0
15,526	@	Informatica Corp.	540,460	0.2
41,528		Intuit, Inc.	2,445,169	0.9
4,571	@, L	IPG Photonics Corp.	261,918	0.1
4,913		Jabil Circuit, Inc.	91,971	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
12,521		Jack Henry & Associates, Inc.	$474,546	0.2
8,271	@	Lam Research Corp.	262,894	0.1
12,118		Lender Processing Services, Inc.	337,971	0.1
32,553		Linear Technology Corp.	1,036,813	0.4
8,750	@	LinkedIn Corp.	1,053,500	0.4
81,607	@	LSI Logic Corp.	563,904	0.2
20,958		Maxim Integrated Products	557,902	0.2
27,763		Microchip Technology, Inc.	908,961	0.3
11,525	@	Micros Systems, Inc.	566,108	0.2
13,290		National Instruments Corp.	334,509	0.1
22,770	@	NCR Corp.	530,769	0.2
34,441	@	NetApp, Inc.	1,132,420	0.4
4,547	@	NetSuite, Inc.	290,099	0.1
9,593	@	NeuStar, Inc.	384,008	0.1
34,650	@	Nuance Communications, Inc.	862,439	0.3
42,720		Paychex, Inc.	1,422,149	0.5
15,428	@	Rackspace Hosting, Inc.	1,019,637	0.4
27,275	@	Red Hat, Inc.	1,553,039	0.5
22,739	@	Riverbed Technolgoy, Inc.	529,137	0.2
3,301	@	Rovi Corp.	47,898	0.0
14,562		SAIC, Inc.	175,326	0.1
5,676	@	Silicon Laboratories, Inc.	208,650	0.1
24,233	@	Skyworks Solutions, Inc.	571,051	0.2
8,838	@	SolarWinds, Inc.	492,630	0.2
9,964		Solera Holdings, Inc.	437,121	0.2
2,253	@	Splunk, Inc.	82,730	0.0
5,953	@	Symantec Corp.	107,154	0.0
1,500	@	Synopsys, Inc.	49,530	0.0
23,857	@	Teradata Corp.	1,799,056	0.6
3,268	@	Teradyne, Inc.	46,471	0.0
23,658	@	TIBCO Software, Inc.	715,181	0.2
19,936		Total System Services, Inc.	472,483	0.2
17,940	@	Trimble Navigation Ltd.	855,020	0.3
5,712	@	Vantiv, Inc.	123,094	0.0
15,439	@	VeriFone Holdings, Inc.	429,976	0.2
20,849	@	VeriSign, Inc.	1,015,138	0.4
13,686		Western Digital Corp.	530,059	0.2
86,674		Western Union Co.	1,579,200	0.6
37,319		Xilinx, Inc.	1,246,828	0.4
1,186	@	Zebra Technologies Corp.	44,522	0.0
18,989	@	Zynga, Inc.	53,929	0.0
			50,013,018	17.4
		Materials: 6.2%
9,850		Airgas, Inc.	810,655	0.3
7,217		Albemarle Corp.	380,192	0.1
13,000	@	Allied Nevada Gold Corp.	507,780	0.2
3,242		Aptargroup, Inc.	167,644	0.1
22,475		Ball Corp.	950,917	0.3
500		Carpenter Technology Corp.	26,160	0.0
22,432		Celanese Corp.	850,397	0.3
2,091		CF Industries Holdings, Inc.	464,704	0.2
4,780		Compass Minerals International, Inc.	356,540	0.1
5,176	@	Crown Holdings, Inc.	190,218	0.1
17,958		Eastman Chemical Co.	1,023,786	0.4
19,394		FMC Corp.	1,074,040	0.4
11,629		International Flavors & Fragrances, Inc.	692,856	0.2
3,719	@	Intrepid Potash, Inc.	79,884	0.0
3,346	L	Martin Marietta Materials, Inc.	277,283	0.1
2,412	@, L	Molycorp, Inc.	27,738	0.0
1,256		NewMarket Corp.	309,579	0.1
17,500	@	Owens-Illinois, Inc.	328,300	0.1
12,912		Packaging Corp. of America	468,706	0.2
21,536		PPG Industries, Inc.	2,473,194	0.9
1,177		Rock-Tenn Co.	84,956	0.0
2,997		Rockwood Holdings, Inc.	139,660	0.0
8,427		Royal Gold, Inc.	841,520	0.3
7,414		RPM International, Inc.	211,596	0.1
5,384		Scotts Miracle-Gro Co.	234,042	0.1
12,283		Sherwin-Williams Co.	1,829,061	0.6
17,098		Sigma-Aldrich Corp.	1,230,543	0.4
7,037		Silgan Holdings, Inc.	306,180	0.1
6,850		Steel Dynamics, Inc.	76,925	0.0
2,633	@, L	Tahoe Resources, Inc.	53,608	0.0
13,353		Valspar Corp.	749,103	0.3
600	L	Westlake Chemical Corp.	43,836	0.0
9,782	@	WR Grace & Co.	577,921	0.2
			17,839,524	6.2
		Telecommunication Services: 1.8%
41,438	@	Crown Castle International Corp.	2,656,176	0.9
11,976	@	Level 3 Communications, Inc.	275,089	0.1
17,151	@	SBA Communications Corp.	1,078,798	0.4
21,581	@	TW Telecom, Inc.	562,617	0.2
50,133		Windstream Corp.	506,844	0.2
			5,079,524	1.8
		Utilities: 0.8%
2,100		Aqua America, Inc.	51,996	0.0
7,369		ITC Holdings Corp.	556,949	0.2
29,396		Oneok, Inc.	1,420,121	0.5
5,820		Questar Corp.	118,320	0.1
			2,147,386	0.8
		Total Common Stock
		(Cost $193,362,641)	284,570,876	99.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
RIGHTS: 0.0%
		Information Technology: 0.0%
194	@	Liberty Ventures	$2,627	0.0

		Total Rights
		(Cost $–)	2,627	0.0

		Total Long-Term Investments
		(Cost $193,362,641)	284,573,503	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateral(cc)(1): 2.3%
1,600,581		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,600,614, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,632,593, due 09/01/18-08/01/48)	$1,600,581	0.6
1,600,581		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $1,600,613, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,632,597, due 02/23/14-04/01/48)	1,600,581	0.5
1,600,581		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,600,607, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,632,593, due 05/20/41-09/20/41)	1,600,581	0.5
1,600,581		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,600,619, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,632,593, due 10/24/12-10/01/40)	1,600,581	0.6
336,961		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $336,968, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $343,700, due 07/01/41-09/01/42)	336,961	0.1
			6,739,285	2.3
		Total Short-Term Investments
		(Cost $6,739,285)	6,739,285	2.3

		Total Investments in Securities (Cost $200,101,926)	$291,312,788	101.5
		Liabilities in Excess of Other Assets	(4,412,255)	(1.5)
		Net Assets	$286,900,533	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $200,890,062.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$96,456,569
		Gross Unrealized Depreciation	(6,033,843)
		Net Unrealized Appreciation	$90,422,726

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$71,737,232	$—	$—	$71,737,232
Consumer Staples	22,200,368	—	—	22,200,368
Energy	15,697,639	—	—	15,697,639
Financials	20,778,274	—	—	20,778,274
Health Care	38,199,192	—	—	38,199,192
Industrials	40,878,719	—	—	40,878,719
Information Technology	49,382,861	—	630,157	50,013,018
Materials	17,839,524	—	—	17,839,524
Telecommunication Services	5,079,524	—	—	5,079,524
Utilities	2,147,386	—	—	2,147,386
Total Common Stock	283,940,719	—	630,157	284,570,876
Rights	2,627	—	—	2,627
Short-Term Investments	—	6,739,285	—	6,739,285
Total Investments, at fair value	$283,943,346	$6,739,285	$630,157	$291,312,788
Other Financial Instruments+
Futures	3,929	—	—	3,929
Total Assets	$283,947,275	$6,739,285	$630,157	$291,316,717

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	26	12/21/12	$2,564,900	$3,929
			$2,564,900	$3,929

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 16.2%
28,529		Aaron’s, Inc.	$793,391	0.0
31,810		Abercrombie & Fitch Co.	1,078,995	0.1
27,571		Advance Auto Parts, Inc.	1,886,959	0.1
9,765	L	Allison Transmission Holdings, Inc.	196,472	0.0
21,410	@	AMC Networks, Inc.	931,763	0.1
73,510		American Eagle Outfitters	1,549,591	0.1
36,028	@	Apollo Group, Inc. - Class A	1,046,613	0.1
46,058	@	Ascena Retail Group, Inc.	987,944	0.1
13,167	@	Autonation, Inc.	575,003	0.0
14,275	@	Autozone, Inc.	5,277,039	0.3
16,150	@	Bally Technologies, Inc.	797,648	0.1
87,166	@	Bed Bath & Beyond, Inc.	5,491,458	0.3
100,944		Best Buy Co., Inc.	1,735,227	0.1
24,835	@	Big Lots, Inc.	734,619	0.0
42,977	@	BorgWarner, Inc.	2,970,140	0.2
28,263		Brinker International, Inc.	997,684	0.1
75,403		Cablevision Systems Corp.	1,195,138	0.1
85,557	@	Carmax, Inc.	2,421,263	0.1
18,145	@	Carter’s, Inc.	976,927	0.1
18,290	@	Charter Communications, Inc.	1,373,030	0.1
62,907		Chico’s FAS, Inc.	1,139,246	0.1
11,900	@	Chipotle Mexican Grill, Inc.	3,778,726	0.2
10,014		Choice Hotels International, Inc.	320,348	0.0
43,085		Cinemark Holdings, Inc.	966,397	0.1
15,550		Clear Channel Outdoor Holdings, Inc.	92,989	0.0
48,240		Darden Restaurants, Inc.	2,689,380	0.2
14,431	@, L	Deckers Outdoor Corp.	528,752	0.0
123,058	@	Delphi Automotive PLC	3,814,798	0.2
24,552	L	DeVry, Inc.	558,804	0.0
34,827		Dick’s Sporting Goods, Inc.	1,805,780	0.1
11,037		Dillard’s, Inc.	798,196	0.1
95,593	@	Discovery Communications, Inc. - Class A	5,700,211	0.3
76,500		Dish Network Corp. - Class A	2,341,665	0.1
69,250	@	Dollar General Corp.	3,569,145	0.2
86,958	@	Dollar Tree, Inc.	4,197,897	0.3
104,208		D.R. Horton, Inc.	2,150,853	0.1
25,435	@, L	DreamWorks Animation SKG, Inc.	489,115	0.0
12,371		DSW, Inc.	825,393	0.1
30,481		Dunkin’ Brands Group, Inc.	889,893	0.1
32,794		Expedia, Inc.	1,896,805	0.1
36,240		Family Dollar Stores, Inc.	2,402,712	0.1
56,975		Foot Locker, Inc.	2,022,612	0.1
20,471	@	Fossil, Inc.	1,733,894	0.1
49,462	L	GameStop Corp.	1,038,702	0.1
88,113		Gannett Co., Inc.	1,564,006	0.1
113,559		Gap, Inc.	4,063,141	0.2
41,050	L	Garmin Ltd.	1,713,427	0.1
54,600		Gentex Corp.	928,746	0.1
58,465		Genuine Parts Co.	3,568,119	0.2
27,756		GNC Holdings, Inc.	1,081,651	0.1
91,736	@	Goodyear Tire & Rubber Co.	1,118,262	0.1
16,216	@, L	Groupon, Inc.	77,188	0.0
24,700		Guess ?, Inc.	627,874	0.0
102,893		H&R Block, Inc.	1,783,136	0.1
37,000	@	Hanesbrands, Inc.	1,179,560	0.1
86,796		Harley-Davidson, Inc.	3,677,547	0.2
26,700		Harman International Industries, Inc.	1,232,472	0.1
43,266		Hasbro, Inc.	1,651,463	0.1
12,052	@, L	HomeAway, Inc.	282,619	0.0
16,900	@	Hyatt Hotels Corp.	678,535	0.0
110,684		International Game Technology	1,448,854	0.1
166,050		Interpublic Group of Cos., Inc.	1,846,476	0.1
9,053	@, L	ITT Educational Services, Inc.	291,778	0.0
29,871		Jarden Corp.	1,578,384	0.1
59,837	L	JC Penney Co., Inc.	1,453,441	0.1
17,850		John Wiley & Sons, Inc.	820,208	0.1
91,217		Kohl’s Corp.	4,672,135	0.3
28,872	@	Lamar Advertising Co.	1,069,996	0.1
37,346		Lear Corp.	1,411,305	0.1
52,532		Leggett & Platt, Inc.	1,315,927	0.1
60,654	L	Lennar Corp.	2,108,940	0.1
98,339	@	Liberty Global, Inc.	5,974,094	0.4
209,475	@	Liberty Media Corp. - Interactive	3,875,288	0.2
40,690	@	Liberty Media Corp. - Liberty Capital	4,238,677	0.3
10,473	@	Liberty Ventures	519,880	0.0
110,574	@	LKQ Corp.	2,045,619	0.1
90,511		Limited Brands, Inc.	4,458,572	0.3
155,431		Macy’s, Inc.	5,847,314	0.4
23,075	@	The Madison Square Garden, Inc.	929,230	0.1
95,306		Marriott International, Inc.	3,726,465	0.2
127,673		Mattel, Inc.	4,529,838	0.3
104,878		McGraw-Hill Cos., Inc.	5,725,290	0.3
149,026	@	MGM Resorts International	1,602,030	0.1
31,776	@	Michael Kors Holdings Ltd.	1,689,848	0.1
21,355	@	Mohawk Industries, Inc.	1,708,827	0.1
9,012		Morningstar, Inc.	564,512	0.0
20,818	@, L	NetFlix, Inc.	1,133,332	0.1
108,677		Newell Rubbermaid, Inc.	2,074,644	0.1
58,945		Nordstrom, Inc.	3,252,585	0.2
1,900	@	NVR, Inc.	1,604,550	0.1
102,223		Omnicom Group	5,270,618	0.3
44,618	@	O’Reilly Automotive, Inc.	3,730,957	0.2
38,181	@	Pandora Media, Inc.	418,082	0.0
10,625	@	Panera Bread Co.	1,815,706	0.1
24,720	@	Penn National Gaming, Inc.	1,065,432	0.1
40,629		Petsmart, Inc.	2,802,588	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary: (continued)
24,264		Polaris Industries, Inc.	$1,962,230	0.1
128,370	@	Pulte Homes, Inc.	1,989,735	0.1
26,373		PVH Corp.	2,471,678	0.2
23,115		Ralph Lauren Corp.	3,495,681	0.2
30,900	L	Regal Entertainment Group	434,763	0.0
84,934		Ross Stores, Inc.	5,486,736	0.3
56,768		Royal Caribbean Cruises Ltd.	1,714,961	0.1
58,087	@	Sally Beauty Holdings, Inc.	1,457,403	0.1
31,852		Scripps Networks Interactive - Class A	1,950,298	0.1
13,572	@, L	Sears Holding Corp.	753,110	0.0
81,416		Service Corp. International	1,095,859	0.1
31,908		Signet Jewelers Ltd.	1,555,834	0.1
1,425,059	@	Sirius XM Radio, Inc.	3,705,153	0.2
258,399		Staples, Inc.	2,976,756	0.2
74,092		Starwood Hotels & Resorts Worldwide, Inc.	4,294,372	0.3
23,814	@	Tempur-Pedic International, Inc.	711,800	0.0
24,522	@, L	Tesla Motors, Inc.	718,004	0.0
16,053		Thor Industries, Inc.	583,045	0.0
47,499		Tiffany & Co.	2,939,238	0.2
53,896	@	Toll Brothers, Inc.	1,790,964	0.1
27,013		Tractor Supply Co.	2,671,316	0.2
30,630	@	TripAdvisor, Inc.	1,008,646	0.1
37,749	@	TRW Automotive Holdings Corp.	1,650,009	0.1
20,970		Tupperware Corp.	1,123,782	0.1
23,571		Ulta Salon Cosmetics & Fragrance, Inc.	2,270,005	0.1
29,116	@	Under Armour, Inc.	1,625,546	0.1
39,919	@	Urban Outfitters, Inc.	1,499,358	0.1
32,869		VF Corp.	5,238,004	0.3
104,127		Virgin Media, Inc.	3,065,499	0.2
19,500	@	Visteon Corp.	866,970	0.1
1,591	L	Washington Post	577,581	0.0
9,977		Weight Watchers International, Inc.	526,786	0.0
105,202		Wendy’s Company	478,669	0.0
29,100		Whirlpool Corp.	2,412,681	0.1
33,165		Williams-Sonoma, Inc.	1,458,265	0.1
54,692		Wyndham Worldwide Corp.	2,870,236	0.2
29,881		Wynn Resorts Ltd.	3,449,463	0.2
			267,498,821	16.2
		Consumer Staples: 6.0%
161,940		Avon Products, Inc.	2,582,943	0.2
59,000		Beam, Inc.	3,394,860	0.2
56,139		Brown-Forman Corp.	3,663,070	0.2
54,705		Bunge Ltd.	3,667,970	0.2
65,505		Campbell Soup Co.	2,280,884	0.1
52,071		Church & Dwight Co., Inc.	2,811,313	0.2
48,773		Clorox Co.	3,514,095	0.2
112,469		Coca-Cola Enterprises, Inc.	3,516,906	0.2
155,727		ConAgra Foods, Inc.	4,296,508	0.3
55,321	@	Constellation Brands, Inc.	1,789,634	0.1
70,050	@	Dean Foods Co.	1,145,317	0.1
79,428		Dr Pepper Snapple Group, Inc.	3,536,929	0.2
24,525		Energizer Holdings, Inc.	1,829,810	0.1
42,019		Flowers Foods, Inc.	847,943	0.1
10,300	@	Fresh Market, Inc.	617,794	0.0
51,632	@, L	Green Mountain Coffee Roasters, Inc.	1,226,260	0.1
43,815		Herbalife Ltd.	2,076,831	0.1
56,277		Hershey Co.	3,989,477	0.2
44,513		Hillshire Brands Co.	1,192,058	0.1
119,939		HJ Heinz Co.	6,710,587	0.4
50,404		Hormel Foods Corp.	1,473,813	0.1
28,663		Ingredion, Inc.	1,581,051	0.1
41,997		JM Smucker Co.	3,625,601	0.2
210,355		Kroger Co.	4,951,757	0.3
48,938		Lorillard, Inc.	5,698,830	0.3
49,708		McCormick & Co., Inc.	3,083,884	0.2
76,449		Mead Johnson Nutrition Co.	5,602,183	0.3
48,014		Molson Coors Brewing Co.	2,163,031	0.1
54,047	@	Monster Beverage Corp.	2,927,186	0.2
21,216		Nu Skin Enterprises, Inc.	823,817	0.1
20,713	@	Ralcorp Holdings, Inc.	1,512,049	0.1
90,167	L	Safeway, Inc.	1,450,787	0.1
57,254	@	Smithfield Foods, Inc.	1,125,041	0.1
108,938		Tyson Foods, Inc.	1,745,187	0.1
68,817		Whole Foods Market, Inc.	6,702,776	0.4
			99,158,182	6.0
		Energy: 7.1%
82,564	@	Alpha Natural Resources, Inc.	542,445	0.0
21,600	@	Atwood Oceanics, Inc.	981,720	0.1
78,660		Cabot Oil & Gas Corp.	3,531,834	0.2
92,348	@	Cameron International Corp.	5,177,952	0.3
7,400	L	CARBO Ceramics, Inc.	465,608	0.0
80,394	@	Cheniere Energy, Inc.	1,250,127	0.1
248,325	L	Chesapeake Energy Corp.	4,685,893	0.3
32,140		Cimarex Energy Co.	1,881,797	0.1
68,986	@	Cobalt International Energy, Inc.	1,536,318	0.1
39,007	@	Concho Resources, Inc.	3,695,913	0.2
85,295		Consol Energy, Inc.	2,563,115	0.2
16,000	@	Continental Resources, Inc.	1,230,400	0.1
146,451	@	Denbury Resources, Inc.	2,366,648	0.1
25,806		Diamond Offshore Drilling	1,698,293	0.1
28,344	@	Dresser-Rand Group, Inc.	1,562,038	0.1
49,358		EQT Corp.	2,912,122	0.2
46,432	L	EXCO Resources, Inc.	371,920	0.0
89,660	@	FMC Technologies, Inc.	4,151,258	0.3
16,295	@, L	Golar LNG Ltd.	628,824	0.0
35,962		Helmerich & Payne, Inc.	1,712,151	0.1
77,534		HollyFrontier Corp.	3,199,828	0.2
26,435	@	Kosmos Energy LLC	301,095	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy: (continued)
7,770	@	Laredo Petroleum Holdings, Inc.	$170,785	0.0
127,749		Marathon Petroleum Corp.	6,973,818	0.4
89,650	@	McDermott International, Inc.	1,095,523	0.1
72,796		Murphy Oil Corp.	3,908,417	0.2
109,900	@	Nabors Industries Ltd.	1,541,897	0.1
50,567	@	Newfield Exploration Co.	1,583,758	0.1
66,655		Noble Energy, Inc.	6,179,585	0.4
40,601		Oceaneering International, Inc.	2,243,205	0.1
19,550	@	Oil States International, Inc.	1,553,443	0.1
59,100		Patterson-UTI Energy, Inc.	936,144	0.1
102,138		Peabody Energy Corp.	2,276,656	0.1
46,130		Pioneer Natural Resources Co.	4,815,972	0.3
48,310	@	Plains Exploration & Production Co.	1,810,176	0.1
66,876		QEP Resources, Inc.	2,117,294	0.1
60,801		Range Resources Corp.	4,248,166	0.3
46,539	@	Rowan Companies PLC	1,571,622	0.1
23,003	L	RPC, Inc.	273,506	0.0
183,546	@	SandRidge Energy, Inc.	1,279,316	0.1
7,926	@	SEACOR Holdings, Inc.	660,711	0.0
24,038		SM Energy Co.	1,300,696	0.1
130,882	@	Southwestern Energy Co.	4,552,076	0.3
39,226		Sunoco, Inc.	1,836,954	0.1
59,031	@	Superior Energy Services	1,211,316	0.1
13,614		Teekay Corp.	424,757	0.0
52,617		Tesoro Corp.	2,204,652	0.1
19,210		Tidewater, Inc.	932,261	0.1
57,363	@, L	Ultra Petroleum Corp.	1,260,839	0.1
18,228	@	Unit Corp.	756,462	0.0
207,294		Valero Energy Corp.	6,567,074	0.4
44,087	@	Whiting Petroleum Corp.	2,088,842	0.1
26,951		World Fuel Services Corp.	959,725	0.1
74,454	@	WPX Energy, Inc.	1,235,192	0.1
			117,018,139	7.1
		Financials: 18.9%
19,260	@	Affiliated Managers Group, Inc.	2,368,980	0.1
15,850	@	Alexander & Baldwin, Inc.	468,050	0.0
23,286		Alexandria Real Estate Equities, Inc.	1,711,987	0.1
6,347	@	Alleghany Corp.	2,189,334	0.1
13,627	@	Allied World Assurance Co. Holdings Ltd.	1,052,686	0.1
34,407		American Campus Communities, Inc.	1,509,779	0.1
128,115		American Capital Agency Corp.	4,431,498	0.3
124,735	@	American Capital Ltd.	1,414,495	0.1
32,028		American Financial Group, Inc.	1,213,861	0.1
2,600		American National Insurance	186,758	0.0
81,976		Ameriprise Financial, Inc.	4,647,219	0.3
365,392		Annaly Capital Management, Inc.	6,153,201	0.4
122,392	@	Aon PLC	6,399,878	0.4
53,838		Apartment Investment & Management Co.	1,399,250	0.1
50,450	@	Arch Capital Group Ltd.	2,102,756	0.1
93,038		Ares Capital Corp.	1,594,671	0.1
44,425		Arthur J. Gallagher & Co.	1,591,303	0.1
27,100		Aspen Insurance Holdings Ltd.	826,279	0.0
66,250		Associated Banc-Corp.	872,512	0.0
32,138		Assurant, Inc.	1,198,747	0.1
60,497		Assured Guaranty Ltd.	823,969	0.0
35,749		AvalonBay Communities, Inc.	4,861,507	0.3
41,032		Axis Capital Holdings Ltd.	1,432,837	0.1
17,084		Bank of Hawaii Corp.	779,372	0.0
12,800		BankUnited, Inc.	315,008	0.0
57,802		BioMed Realty Trust, Inc.	1,082,053	0.1
9,850		BOK Financial Corp.	582,135	0.0
56,173		Boston Properties, Inc.	6,213,296	0.4
53,701		Brandywine Realty Trust	654,615	0.0
28,500		BRE Properties, Inc.	1,336,365	0.1
43,821		Brown & Brown, Inc.	1,142,413	0.1
30,107		Camden Property Trust	1,941,600	0.1
87,064		CapitalSource, Inc.	659,945	0.0
61,453		Capitol Federal Financial, Inc.	734,978	0.0
55,738		CBL & Associates Properties, Inc.	1,189,449	0.1
32,778		CBOE Holdings, Inc.	964,329	0.1
123,017	@	CBRE Group, Inc.	2,264,743	0.1
385,016		Chimera Investment Corp.	1,043,393	0.1
54,733		Cincinnati Financial Corp.	2,073,833	0.1
75,312	@	CIT Group, Inc.	2,966,540	0.2
17,497		City National Corp.	901,270	0.1
10,250		CNA Financial Corp.	274,700	0.0
73,719		Comerica, Inc.	2,288,975	0.1
28,159		Commerce Bancshares, Inc.	1,135,652	0.1
31,393		CommonWealth REIT	457,082	0.0
27,200		Corporate Office Properties Trust SBI MD	651,984	0.0
19,970		Cullen/Frost Bankers, Inc.	1,146,877	0.1
82,700		DDR Corp.	1,270,272	0.1
45,680		Digital Realty Trust, Inc.	3,190,748	0.2
52,326		Douglas Emmett, Inc.	1,207,161	0.1
99,254		Duke Realty Corp.	1,459,034	0.1
107,198	@	E*Trade Financial Corp.	944,414	0.1
54,230		East-West Bancorp., Inc.	1,145,338	0.1
43,301		Eaton Vance Corp.	1,253,997	0.1
16,254		Endurance Specialty Holdings Ltd.	625,779	0.0
15,495		Equity Lifestyle Properties, Inc.	1,055,519	0.1
9,694		Erie Indemnity Co.	623,033	0.0
13,200		Essex Property Trust, Inc.	1,956,768	0.1
19,770		Everest Re Group Ltd.	2,114,599	0.1
38,951		Extra Space Storage, Inc.	1,295,121	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
23,960		Federal Realty Investment Trust	$2,522,988	0.1
34,550	L	Federated Investors, Inc.	714,839	0.0
83,574		Fidelity National Financial, Inc.	1,787,648	0.1
344,969		Fifth Third Bancorp.	5,350,469	0.3
1,898		First Citizens BancShares, Inc.	309,184	0.0
94,671		First Horizon National Corp.	911,682	0.1
132,156		First Niagara Financial Group, Inc.	1,069,142	0.1
38,255		First Republic Bank	1,318,267	0.1
52,500	@	Forest City Enterprises, Inc.	832,125	0.0
76,250		Fulton Financial Corp.	751,825	0.0
197,996		General Growth Properties, Inc.	3,856,962	0.2
184,406	@	Genworth Financial, Inc.	964,443	0.1
16,883		Hanover Insurance Group, Inc.	629,061	0.0
165,284		Hartford Financial Services Group, Inc.	3,213,121	0.2
36,637		Hatteras Financial Corp.	1,032,797	0.1
37,930		HCC Insurance Holdings, Inc.	1,285,448	0.1
157,266		HCP, Inc.	6,995,192	0.4
85,746		Health Care Real Estate Investment Trust, Inc.	4,951,832	0.3
18,252		Home Properties, Inc.	1,118,300	0.1
46,329		Hospitality Properties Trust	1,101,704	0.1
269,590		Host Hotels & Resorts, Inc.	4,326,920	0.3
10,294	@	Howard Hughes Corp.	731,389	0.0
197,990		Hudson City Bancorp., Inc.	1,576,000	0.1
324,181		Huntington Bancshares, Inc.	2,236,849	0.1
14,000		Interactive Brokers Group, Inc.	196,280	0.0
27,279	@	IntercontinentalExchange, Inc.	3,639,291	0.2
168,079	@	Invesco Ltd.	4,200,294	0.3
71,250		Janus Capital Group, Inc.	672,600	0.0
53,018		Jefferies Group, Inc.	725,816	0.0
16,400		Jones Lang LaSalle, Inc.	1,252,140	0.1
18,481		Kemper Corp.	567,552	0.0
357,329		Keycorp	3,123,055	0.2
25,631		Kilroy Realty Corp.	1,147,756	0.1
152,541		Kimco Realty Corp.	3,092,006	0.2
42,400		Lazard Ltd.	1,239,352	0.1
52,950		Legg Mason, Inc.	1,306,806	0.1
74,032		Leucadia National Corp.	1,684,228	0.1
38,844		Liberty Property Trust	1,407,707	0.1
107,036		Lincoln National Corp.	2,589,201	0.2
18,917		LPL Financial Holdings, Inc.	539,891	0.0
47,446		M&T Bank Corp.	4,514,961	0.3
49,703		Macerich Co.	2,844,503	0.2
33,300		Mack-Cali Realty Corp.	885,780	0.1
3,621	@	Markel Corp.	1,660,192	0.1
53,059	@	MBIA, Inc.	537,488	0.0
10,250		Mercury General Corp.	396,163	0.0
133,875		MFA Mortgage Investments, Inc.	1,137,938	0.1
15,357		Mid-America Apartment Communities, Inc.	1,002,966	0.1
73,562		Moody’s Corp.	3,249,234	0.2
45,552	@	MSCI, Inc. - Class A	1,630,306	0.1
43,648		Nasdaq Stock Market, Inc.	1,016,780	0.1
40,125		National Retail Properties, Inc.	1,223,813	0.1
164,599	L	New York Community Bancorp., Inc.	2,330,722	0.1
80,837		Northern Trust Corp.	3,752,049	0.2
95,209		NYSE Euronext	2,346,902	0.1
97,319		Old Republic International Corp.	905,067	0.1
24,207		PartnerRe Ltd.	1,798,096	0.1
133,453		People’s United Financial, Inc.	1,620,119	0.1
64,803		Piedmont Office Realty Trust, Inc.	1,123,684	0.1
60,531		Plum Creek Timber Co., Inc.	2,653,679	0.2
39,170	@	Popular, Inc.	682,733	0.0
20,271		Post Properties, Inc.	972,197	0.1
112,551		Principal Financial Group, Inc.	3,032,124	0.2
11,489		ProAssurance Corp.	1,039,065	0.1
229,123		Progressive Corp.	4,752,011	0.3
172,340		ProLogis, Inc.	6,037,070	0.4
30,345		Protective Life Corp.	795,342	0.0
42,638		Raymond James Financial, Inc.	1,562,683	0.1
45,927		Rayonier, Inc.	2,250,882	0.1
50,003		Realty Income Corp.	2,044,623	0.1
33,721		Regency Centers Corp.	1,643,224	0.1
529,850		Regions Financial Corp.	3,820,219	0.2
27,631		Reinsurance Group of America, Inc.	1,599,006	0.1
19,408		RenaissanceRe Holdings Ltd.	1,495,192	0.1
31,818		Retail Properties of America, Inc.	360,180	0.0
51,427		SEI Investments Co.	1,103,109	0.1
66,186		Senior Housing Properties Trust	1,441,531	0.1
18,221	@	Signature Bank	1,222,265	0.1
33,609		SL Green Realty Corp.	2,691,073	0.2
182,819		SLM Corp.	2,873,915	0.2
24,900	@, L	St. Joe Co.	485,550	0.0
16,631		Stancorp Financial Group, Inc.	519,552	0.0
201,753		SunTrust Bank	5,703,557	0.3
16,584	@	SVB Financial Group	1,002,669	0.1
300,700		Synovus Financial Corp.	712,659	0.0
95,640		T. Rowe Price Group, Inc.	6,054,012	0.4
34,732		Tanger Factory Outlet Centers, Inc.	1,122,886	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
22,038		Taubman Centers, Inc.	$1,690,976	0.1
60,750		TCF Financial Corp.	725,355	0.0
86,974		TD Ameritrade Holding Corp.	1,336,790	0.1
30,550	@	TFS Financial Corp.	277,089	0.0
36,919		Torchmark Corp.	1,895,791	0.1
92,767		UDR, Inc.	2,302,477	0.1
107,179		UnumProvident Corp.	2,059,980	0.1
34,856	@	Validus Holdings Ltd.	1,181,967	0.1
73,897		Valley National Bancorp.	740,448	0.0
108,374		Ventas, Inc.	6,746,282	0.4
69,600		Vornado Realty Trust	5,641,080	0.3
32,368		Waddell & Reed Financial, Inc.	1,060,699	0.1
40,110		Washington Federal, Inc.	669,035	0.0
45,466		Weingarten Realty Investors	1,278,049	0.1
201,483		Weyerhaeuser Co.	5,266,766	0.3
2,229	@	White Mountains Insurance Group Ltd.	1,144,235	0.1
41,577		WR Berkley Corp.	1,558,722	0.1
116,853		XL Group PLC	2,807,978	0.2
69,065		Zions Bancorp.	1,426,538	0.1
			311,826,137	18.9
		Health Care: 9.8%
130,319		Agilent Technologies, Inc.	5,010,766	0.3
30,136	@	Alere, Inc.	587,351	0.0
72,017	@	Alexion Pharmaceuticals, Inc.	8,238,745	0.5
72,800	@	Allscripts Healthcare Solutions, Inc.	904,904	0.1
18,174	@	AMERIGROUP Corp.	1,661,649	0.1
94,828		AmerisourceBergen Corp.	3,670,792	0.2
62,123	@	Ariad Pharmaceuticals, Inc.	1,504,930	0.1
45,808	@	BioMarin Pharmaceuticals, Inc.	1,844,688	0.1
7,600	@	Bio-Rad Laboratories, Inc.	811,072	0.0
535,893	@	Boston Scientific Corp.	3,076,026	0.2
36,414	@	Brookdale Senior Living, Inc.	845,533	0.1
34,910	@	Bruker BioSciences Corp.	456,972	0.0
83,218	@	CareFusion Corp.	2,362,559	0.1
38,357	@	Catamaran Corp.	3,757,835	0.2
54,400	@	Cerner Corp.	4,211,104	0.3
18,358	@	Charles River Laboratories International, Inc.	726,977	0.0
108,084		Cigna Corp.	5,098,322	0.3
34,073	@	Community Health Systems, Inc.	992,887	0.1
17,750		Cooper Cos., Inc.	1,676,665	0.1
20,791	@	Covance, Inc.	970,732	0.1
53,574		Coventry Health Care, Inc.	2,233,500	0.1
31,471		CR Bard, Inc.	3,293,440	0.2
35,246	@	DaVita, Inc.	3,651,838	0.2
53,127		Densply International, Inc.	2,026,264	0.1
42,967	@	Edwards Lifesciences Corp.	4,613,367	0.3
43,925	@	Endo Pharmaceuticals Holdings, Inc.	1,393,301	0.1
99,610	@	Forest Laboratories, Inc.	3,547,112	0.2
61,853		HCA Holdings, Inc.	2,056,612	0.1
96,750	@	Health Management Associates, Inc.	811,732	0.1
31,206	@	Health Net, Inc.	702,447	0.0
33,685	@	Henry Schein, Inc.	2,670,210	0.2
23,277		Hill-Rom Holdings, Inc.	676,430	0.0
99,950	@	Hologic, Inc.	2,022,988	0.1
61,929	@	Hospira, Inc.	2,032,510	0.1
61,176		Humana, Inc.	4,291,496	0.3
20,628	@	Idexx Laboratories, Inc.	2,049,392	0.1
46,266	@, L	Illumina, Inc.	2,230,021	0.1
36,066	@, L	Incyte Corp., Ltd.	650,991	0.0
36,286	@	Laboratory Corp. of America Holdings	3,355,366	0.2
66,952	@	Life Technologies Corp.	3,272,614	0.2
18,278	@	LifePoint Hospitals, Inc.	781,933	0.0
27,172	@	Medivation, Inc.	1,531,414	0.1
18,350	@	Mednax, Inc.	1,366,157	0.1
11,790	@	Mettler Toledo International, Inc.	2,013,025	0.1
152,321	@	Mylan Laboratories	3,716,632	0.2
31,838	@	Myriad Genetics, Inc.	859,308	0.1
42,342		Omnicare, Inc.	1,438,358	0.1
24,145	@	Onyx Pharmaceuticals, Inc.	2,040,252	0.1
34,945		Patterson Cos., Inc.	1,196,517	0.1
43,050		PerkinElmer, Inc.	1,268,683	0.1
35,024		Perrigo Co.	4,068,738	0.2
87,166	@, L	Qiagen NV	1,613,443	0.1
59,493		Quest Diagnostics	3,773,641	0.2
28,957	@	Regeneron Pharmaceuticals, Inc.	4,420,576	0.3
53,514		Resmed, Inc.	2,165,712	0.1
21,754	@	Salix Pharmaceuticals Ltd.	921,064	0.1
20,853	@	Sirona Dental Systems, Inc.	1,187,787	0.1
117,643		St. Jude Medical, Inc.	4,956,300	0.3
13,815		Techne Corp.	993,851	0.1
15,350		Teleflex, Inc.	1,056,694	0.1
155,235	@	Tenet Healthcare Corp.	973,323	0.1
21,800	@	Thoratec Corp.	754,280	0.0
18,935	@	United Therapeutics Corp.	1,058,088	0.1
33,546		Universal Health Services, Inc.	1,534,059	0.1
41,815	@	Varian Medical Systems, Inc.	2,522,281	0.2
33,150	@	VCA Antech, Inc.	654,050	0.0
79,132	@	Vertex Pharmaceuticals, Inc.	4,427,435	0.3
62,852	@	Warner Chilcott PLC	848,502	0.1
33,319	@	Waters Corp.	2,776,472	0.2
47,765	@	Watson Pharmaceuticals, Inc.	4,067,667	0.2
66,033		Zimmer Holdings, Inc.	4,465,151	0.3
			161,443,533	9.8

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: 12.0%
42,294	@	Aecom Technology Corp.	$894,941	0.1
36,300	@	AGCO Corp.	1,723,524	0.1
25,249	@	Air Lease Corp.	515,080	0.0
12,420		Alliant Techsystems, Inc.	622,366	0.0
90,393		Ametek, Inc.	3,204,432	0.2
8,100		Armstrong World Industries, Inc.	375,597	0.0
38,851		Avery Dennison Corp.	1,236,239	0.1
44,875	@	Babcock & Wilcox Co.	1,142,966	0.1
36,682	@	BE Aerospace, Inc.	1,544,312	0.1
23,400		Carlisle Cos., Inc.	1,214,928	0.1
60,977		CH Robinson Worldwide, Inc.	3,570,203	0.2
36,370		Chicago Bridge & Iron Co. NV	1,385,333	0.1
41,218		Cintas Corp.	1,708,486	0.1
17,806	@	Clean Harbors, Inc.	869,823	0.0
10,200	@	CNH Global NV	395,454	0.0
16,365	@	Colfax Corp.	600,105	0.0
21,150		Con-way, Inc.	578,875	0.0
59,637	@	Cooper Industries PLC	4,476,353	0.3
12,400	@	Copa Holdings S.A.	1,007,748	0.1
38,215	@	Copart, Inc.	1,059,702	0.1
37,508		Corrections Corp. of America	1,254,643	0.1
40,836		Covanta Holding Corp.	700,746	0.0
18,600		Crane Co.	742,698	0.0
318,517	@	Delta Airlines, Inc.	2,917,616	0.2
55,834		Donaldson Co., Inc.	1,937,998	0.1
68,848		Dover Corp.	4,095,768	0.2
17,949		Dun & Bradstreet Corp./The	1,429,099	0.1
126,612		Eaton Corp.	5,983,683	0.4
6,087	@	Engility Holdings, Inc.	112,305	0.0
45,120		Equifax, Inc.	2,101,690	0.1
70,350		Exelis, Inc.	727,419	0.0
79,626		Expeditors International Washington, Inc.	2,895,201	0.2
111,013		Fastenal Co.	4,772,449	0.3
19,186		Flowserve Corp.	2,450,820	0.1
63,398		Fluor Corp.	3,568,039	0.2
59,847	@	Fortune Brands Home & Security, Inc.	1,616,467	0.1
18,785		Gardner Denver, Inc.	1,134,802	0.1
17,850		GATX Corp.	757,554	0.0
18,666	@	General Cable Corp.	548,407	0.0
22,677		Graco, Inc.	1,140,200	0.1
47,392	@	GrafTech International Ltd.	426,054	0.0
30,950		Harsco Corp.	635,403	0.0
93,450	@	Hertz Global Holdings, Inc.	1,283,068	0.1
22,198		Hubbell, Inc.	1,792,267	0.1
18,600	@	Huntington Ingalls Industries, Inc.	782,130	0.0
31,650		IDEX Corp.	1,322,020	0.1
18,850	@	IHS, Inc.	1,835,047	0.1
111,980		Ingersoll-Rand PLC	5,018,944	0.3
56,728		Iron Mountain, Inc.	1,934,992	0.1
35,175		ITT Corp.	708,776	0.0
48,550	@	Jacobs Engineering Group, Inc.	1,962,876	0.1
33,669		JB Hunt Transport Services, Inc.	1,752,135	0.1
39,675		Joy Global, Inc.	2,224,180	0.1
41,227		Kansas City Southern	3,124,182	0.2
11,000	@	KAR Auction Services, Inc.	217,140	0.0
55,645		KBR, Inc.	1,659,334	0.1
29,989		Kennametal, Inc.	1,111,992	0.1
20,963	@	Kirby Corp.	1,158,835	0.1
36,522		L-3 Communications Holdings, Inc.	2,618,993	0.2
17,596		Landstar System, Inc.	831,939	0.0
19,108		Lennox International, Inc.	924,063	0.1
31,393		Lincoln Electric Holdings, Inc.	1,225,897	0.1
50,450		Manitowoc Co., Inc.	673,003	0.0
30,064		Manpower, Inc.	1,106,355	0.1
133,850		Masco Corp.	2,014,442	0.1
15,850		Matson, Inc.	331,424	0.0
8,539	@	MRC Global, Inc.	209,974	0.0
16,950		MSC Industrial Direct Co.	1,143,447	0.1
22,983	@	Navistar International Corp.	484,711	0.0
45,598	@	Nielsen Holdings NV	1,367,028	0.1
24,119		Nordson Corp.	1,413,856	0.1
34,800	@	Oshkosh Truck Corp.	954,564	0.1
45,593	@	Owens Corning, Inc.	1,525,542	0.1
133,744		Paccar, Inc.	5,353,104	0.3
43,413		Pall Corp.	2,756,291	0.2
56,641		Parker Hannifin Corp.	4,734,055	0.3
37,136		Pentair, Inc.	1,652,923	0.1
63,729	L	Pitney Bowes, Inc.	880,735	0.0
17,459	@, L	Polypore International, Inc.	617,176	0.0
78,375	@	Quanta Services, Inc.	1,935,863	0.1
14,553		Regal-Beloit Corp.	1,025,695	0.1
113,707		Republic Services, Inc.	3,128,080	0.2
53,584		Robert Half International, Inc.	1,426,942	0.1
53,501		Rockwell Automation, Inc.	3,720,995	0.2
54,378		Rockwell Collins, Inc.	2,916,836	0.2
23,948		Rollins, Inc.	560,144	0.0
36,522		Roper Industries, Inc.	4,013,403	0.2
67,651	L	RR Donnelley & Sons Co.	717,101	0.0
19,207		Ryder System, Inc.	750,225	0.0
24,718	@	Shaw Group, Inc.	1,078,199	0.1
21,774		Snap-On, Inc.	1,564,897	0.1
287,805		Southwest Airlines Co.	2,524,050	0.1
44,850	@	Spirit Aerosystems Holdings, Inc.	996,119	0.1
18,982		SPX Corp.	1,241,613	0.1
64,277		Stanley Black & Decker, Inc.	4,901,121	0.3
31,907	@	Stericycle, Inc.	2,888,222	0.2
41,950	@	Terex Corp.	947,231	0.1
105,091		Textron, Inc.	2,750,231	0.2
32,752		Timken Co.	1,217,064	0.1
22,448		Toro Co.	892,981	0.0
22,764		Towers Watson & Co.	1,207,630	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
19,100	@	TransDigm Group, Inc.	$2,709,717	0.2
30,600		Trinity Industries, Inc.	917,082	0.1
18,687		Triumph Group, Inc.	1,168,498	0.1
124,474	@	United Continental Holdings, Inc.	2,427,243	0.1
35,147	@	United Rentals, Inc.	1,149,658	0.1
28,402		URS Corp.	1,002,875	0.1
39,250	@	UTI Worldwide, Inc.	528,698	0.0
8,752		Valmont Industries, Inc.	1,150,888	0.1
55,106	@	Verisk Analytics, Inc.	2,623,597	0.2
24,158	@	WABCO Holdings, Inc.	1,393,192	0.1
18,065		Wabtec Corp.	1,450,439	0.1
46,249		Waste Connections, Inc.	1,399,032	0.1
16,450	@	Wesco International, Inc.	940,940	0.1
21,908		WW Grainger, Inc.	4,564,970	0.3
69,496		Xylem, Inc.	1,747,824	0.1
			198,362,263	12.0
		Information Technology: 13.1%
21,812	@, L	Acme Packet, Inc.	372,985	0.0
158,778		Activision Blizzard, Inc.	1,791,016	0.1
235,100	@	Advanced Micro Devices, Inc.	792,287	0.0
67,159	@	Akamai Technologies, Inc.	2,569,503	0.2
18,878	@	Alliance Data Systems Corp.	2,679,732	0.2
120,982		Altera Corp.	4,111,573	0.2
63,259	@	Amdocs Ltd.	2,086,914	0.1
60,754		Amphenol Corp.	3,577,196	0.2
111,864		Analog Devices, Inc.	4,383,950	0.3
35,050	@	Ansys, Inc.	2,572,670	0.2
35,059	@	AOL, Inc.	1,235,129	0.1
480,547		Applied Materials, Inc.	5,365,307	0.3
36,900	@	Ariba, Inc.	1,653,120	0.1
41,818	@	Arrow Electronics, Inc.	1,409,685	0.1
166,398	@	Atmel Corp.	875,253	0.1
86,648	@	Autodesk, Inc.	2,891,444	0.2
91,425		Avago Technologies Ltd.	3,187,533	0.2
54,402	@	Avnet, Inc.	1,582,554	0.1
18,350		AVX Corp.	175,976	0.0
60,395	@	BMC Software, Inc.	2,505,789	0.2
8,900	L	Booz Allen Hamilton Holding Corp.	123,265	0.0
47,250		Broadridge Financial Solutions ADR	1,102,342	0.1
171,981	@	Brocade Communications Systems, Inc.	1,017,268	0.1
133,016		CA, Inc.	3,427,157	0.2
102,750	@	Cadence Design Systems, Inc.	1,321,879	0.1
69,809	@	Citrix Systems, Inc.	5,345,275	0.3
58,184		Computer Sciences Corp.	1,874,107	0.1
81,737	@	Compuware Corp.	810,014	0.0
17,093	@	Concur Technologies, Inc.	1,260,267	0.1
40,026	@	CoreLogic, Inc.	1,061,890	0.1
43,578	@, L	Cree, Inc.	1,112,546	0.1
57,060		Cypress Semiconductor Corp.	611,683	0.0
23,610		Diebold, Inc.	795,893	0.0
18,914	@	Dolby Laboratories, Inc.	619,433	0.0
12,498		DST Systems, Inc.	706,887	0.0
14,650	@	EchoStar Corp.	419,869	0.0
119,128	@	Electronic Arts, Inc.	1,511,734	0.1
18,026	@	Equinix, Inc.	3,714,257	0.2
29,761	@	F5 Networks, Inc.	3,115,977	0.2
16,847		Factset Research Systems, Inc.	1,624,388	0.1
47,736	@	Fairchild Semiconductor International, Inc.	626,296	0.0
94,074		Fidelity National Information Services, Inc.	2,936,990	0.2
51,167	@	Fiserv, Inc.	3,787,893	0.2
18,248	@	FleetCor Technologies, Inc.	817,510	0.1
57,809		Flir Systems, Inc.	1,154,735	0.1
48,964	@	Fortinet, Inc.	1,181,991	0.1
18,896	@, L	Freescale Semiconductor Holdings Ltd.	179,701	0.0
25,278	@, L	Fusion-io, Inc.	765,165	0.0
34,967	@	Gartner, Inc.	1,611,629	0.1
48,100	@	Genpact Ltd.	802,308	0.0
29,470		Global Payments, Inc.	1,232,730	0.1
42,665		Harris Corp.	2,185,301	0.1
27,479		IAC/InterActiveCorp	1,430,557	0.1
40,400	@	Informatica Corp.	1,406,324	0.1
57,112	@	Ingram Micro, Inc.	869,816	0.1
110,091		Intuit, Inc.	6,482,158	0.4
11,954	@	IPG Photonics Corp.	684,964	0.0
14,981	@	Itron, Inc.	646,430	0.0
69,436		Jabil Circuit, Inc.	1,299,842	0.1
32,749		Jack Henry & Associates, Inc.	1,241,187	0.1
86,650	@	JDS Uniphase Corp.	1,073,160	0.1
198,506	@	Juniper Networks, Inc.	3,396,438	0.2
62,723		KLA-Tencor Corp.	2,992,201	0.2
68,419	@	Lam Research Corp.	2,174,698	0.1
31,688		Lender Processing Services, Inc.	883,778	0.1
26,657	L	Lexmark International, Inc.	593,118	0.0
86,302		Linear Technology Corp.	2,748,719	0.2
23,199	@	LinkedIn Corp.	2,793,160	0.2
213,387	@	LSI Logic Corp.	1,474,504	0.1
176,188	@	Marvell Technology Group Ltd.	1,612,120	0.1
109,571		Maxim Integrated Products	2,916,780	0.2
72,850		Microchip Technology, Inc.	2,385,109	0.1
371,022	@	Micron Technology, Inc.	2,220,567	0.1
30,127	@	Micros Systems, Inc.	1,479,838	0.1
51,650		Molex, Inc.	1,357,362	0.1
34,650		National Instruments Corp.	872,141	0.1
59,560	@	NCR Corp.	1,388,344	0.1
136,106	@	NetApp, Inc.	4,475,165	0.3
11,767	@	NetSuite, Inc.	750,735	0.0
25,078	@	NeuStar, Inc.	1,003,872	0.1
91,150	@	Nuance Communications, Inc.	2,268,724	0.1
232,002	@	Nvidia Corp.	3,094,907	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
170,200	@	ON Semiconductor Corp.	$1,050,134	0.1
121,530		Paychex, Inc.	4,045,734	0.2
86,858	@	PMC - Sierra, Inc.	489,879	0.0
67,500	@	Polycom, Inc.	666,225	0.0
40,892	@	Rackspace Hosting, Inc.	2,702,552	0.2
72,302	@	Red Hat, Inc.	4,116,876	0.2
58,700	@	Riverbed Technolgoy, Inc.	1,365,949	0.1
41,599	@	Rovi Corp.	603,601	0.0
106,536		SAIC, Inc.	1,282,693	0.1
91,200	@	Sandisk Corp.	3,960,816	0.2
16,094	@	Silicon Laboratories, Inc.	591,615	0.0
71,098	@	Skyworks Solutions, Inc.	1,675,424	0.1
23,111	@	SolarWinds, Inc.	1,288,207	0.1
26,041		Solera Holdings, Inc.	1,142,419	0.1
5,800	@	Splunk, Inc.	212,976	0.0
270,264	@	Symantec Corp.	4,864,752	0.3
54,646	@	Synopsys, Inc.	1,804,411	0.1
14,941	@	Tech Data Corp.	676,827	0.0
63,250	@	Teradata Corp.	4,769,683	0.3
70,950	@	Teradyne, Inc.	1,008,909	0.1
61,821	@	TIBCO Software, Inc.	1,868,849	0.1
60,758		Total System Services, Inc.	1,439,965	0.1
46,950	@	Trimble Navigation Ltd.	2,237,637	0.1
14,820	@	Vantiv, Inc.	319,371	0.0
40,349	@	VeriFone Holdings, Inc.	1,123,720	0.1
59,241	@	VeriSign, Inc.	2,884,444	0.2
49,566	@	Vishay Intertechnology, Inc.	487,234	0.0
88,130		Western Digital Corp.	3,413,275	0.2
229,804		Western Union Co.	4,187,029	0.3
505,211		Xerox Corp.	3,708,249	0.2
98,959		Xilinx, Inc.	3,306,220	0.2
19,456	@	Zebra Technologies Corp.	730,378	0.0
49,132	@	Zynga, Inc.	139,535	0.0
			216,860,302	13.1
		Materials: 6.0%
25,756		Airgas, Inc.	2,119,719	0.1
33,436		Albemarle Corp.	1,761,408	0.1
399,946		Alcoa, Inc.	3,539,522	0.2
40,550		Allegheny Technologies, Inc.	1,293,545	0.1
34,200	@	Allied Nevada Gold Corp.	1,335,852	0.1
24,972		Aptargroup, Inc.	1,291,302	0.1
29,411		Ashland, Inc.	2,105,828	0.1
58,734		Ball Corp.	2,485,035	0.2
38,661		Bemis Co., Inc.	1,216,662	0.1
23,752		Cabot Corp.	868,611	0.1
16,850		Carpenter Technology Corp.	881,592	0.1
58,636		Celanese Corp.	2,222,891	0.1
24,606		CF Industries Holdings, Inc.	5,468,437	0.3
53,425		Cliffs Natural Resources, Inc.	2,090,520	0.1
44,150		Commercial Metals Co.	582,780	0.0
12,600		Compass Minerals International, Inc.	939,834	0.1
55,797	@	Crown Holdings, Inc.	2,050,540	0.1
17,243		Cytec Industries, Inc.	1,129,761	0.1
13,549		Domtar Corp.	1,060,751	0.1
57,238		Eastman Chemical Co.	3,263,138	0.2
51,428		FMC Corp.	2,848,083	0.2
11,762		Greif, Inc. - Class A	519,645	0.0
71,750		Huntsman Corp.	1,071,227	0.1
30,386		International Flavors & Fragrances, Inc.	1,810,398	0.1
163,950		International Paper Co.	5,954,664	0.4
20,100	@	Intrepid Potash, Inc.	431,748	0.0
8,300		Kronos Worldwide, Inc.	124,002	0.0
17,147	L	Martin Marietta Materials, Inc.	1,420,972	0.1
64,850		MeadWestvaco Corp.	1,984,410	0.1
24,711	@, L	Molycorp, Inc.	284,176	0.0
3,281		NewMarket Corp.	808,701	0.0
118,870		Nucor Corp.	4,547,966	0.3
61,831	@	Owens-Illinois, Inc.	1,159,950	0.1
36,750		Packaging Corp. of America	1,334,025	0.1
57,093		PPG Industries, Inc.	6,556,560	0.4
28,168		Reliance Steel & Aluminum Co.	1,474,595	0.1
26,500		Rock-Tenn Co.	1,912,770	0.1
25,756		Rockwood Holdings, Inc.	1,200,230	0.1
22,025		Royal Gold, Inc.	2,199,416	0.1
49,300		RPM International, Inc.	1,407,022	0.1
15,740		Scotts Miracle-Gro Co.	684,218	0.0
72,731		Sealed Air Corp.	1,124,421	0.1
32,568		Sherwin-Williams Co.	4,849,701	0.3
45,314		Sigma-Aldrich Corp.	3,261,249	0.2
18,396		Silgan Holdings, Inc.	800,410	0.0
38,150		Sonoco Products Co.	1,182,268	0.1
82,093		Steel Dynamics, Inc.	921,904	0.1
30,360	@, L	Tahoe Resources, Inc.	618,130	0.0
30,076		Titanium Metals Corp.	385,875	0.0
54,009	L	United States Steel Corp.	1,029,952	0.1
34,912		Valspar Corp.	1,958,563	0.1
48,506		Vulcan Materials Co.	2,294,334	0.1
23,436		Walter Industries, Inc.	760,733	0.0
7,700		Westlake Chemical Corp.	562,562	0.0
28,100	@	WR Grace & Co.	1,660,148	0.1
			98,852,756	6.0
		Telecommunication Services: 1.6%
131,601	@	Clearwire Corp.	177,662	0.0
109,848	@	Crown Castle International Corp.	7,041,257	0.4
374,494	L	Frontier Communications Corp.	1,835,021	0.1
60,924	@	Level 3 Communications, Inc.	1,399,424	0.1
113,938	@	MetroPCS Communications, Inc.	1,334,214	0.1
65,100	@, L	NII Holdings, Inc.	511,035	0.0
45,458	@	SBA Communications Corp.	2,859,308	0.2
1,124,127	@	Sprint Nextel Corp.	6,205,181	0.4
35,574		Telephone & Data Systems, Inc.	911,050	0.1
56,446	@	TW Telecom, Inc.	1,471,547	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunication Services: (continued)
5,500	@	United States Cellular Corp.	$215,215	0.0
220,594		Windstream Corp.	2,230,205	0.1
			26,191,119	1.6
		Utilities: 5.7%
240,552	@	AES Corp.	2,638,856	0.2
43,977		AGL Resources, Inc.	1,799,099	0.1
41,613		Alliant Energy Corp.	1,805,588	0.1
90,982		Ameren Corp.	2,972,382	0.2
66,083		American Water Works Co., Inc.	2,449,036	0.1
52,136		Aqua America, Inc.	1,290,887	0.1
33,761		Atmos Energy Corp.	1,208,306	0.1
151,706	@	Calpine Corp.	2,624,514	0.2
160,180		CenterPoint Energy, Inc.	3,411,834	0.2
98,057		CMS Energy Corp.	2,309,242	0.1
63,780		DTE Energy Co.	3,822,973	0.2
122,160		Edison International	5,581,490	0.3
27,029		Energen Corp.	1,416,590	0.1
66,414		Entergy Corp.	4,602,490	0.3
51,087		Great Plains Energy, Inc.	1,137,197	0.1
36,450		Hawaiian Electric Industries	959,000	0.0
29,363		Integrys Energy Group, Inc.	1,532,749	0.1
19,271		ITC Holdings Corp.	1,456,502	0.1
70,803		MDU Resources Group, Inc.	1,560,498	0.1
27,183		National Fuel Gas Co.	1,468,969	0.1
106,950		NiSource, Inc.	2,725,086	0.2
117,562		Northeast Utilities	4,494,395	0.3
85,418		NRG Energy, Inc.	1,827,091	0.1
88,475		NV Energy, Inc.	1,593,435	0.1
36,966		OGE Energy Corp.	2,050,134	0.1
77,946		Oneok, Inc.	3,765,571	0.2
85,561		Pepco Holdings, Inc.	1,617,103	0.1
41,038		Pinnacle West Capital Corp.	2,166,806	0.1
217,462		PPL Corp.	6,317,271	0.4
66,784		Questar Corp.	1,357,719	0.1
44,050		SCANA Corp.	2,126,294	0.1
90,344		Sempra Energy	5,826,285	0.3
80,861		TECO Energy, Inc.	1,434,474	0.1
42,650		UGI Corp.	1,354,138	0.1
31,200		Vectren Corp.	892,320	0.0
47,314		Westar Energy, Inc.	1,403,333	0.1
86,389		Wisconsin Energy Corp.	3,254,274	0.2
182,593		Xcel Energy, Inc.	5,059,652	0.3
			95,313,583	5.7
		Total Common Stock
		(Cost $1,126,894,716)	1,592,524,835	96.4
RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
13,572	@	Sears Hometown and Outlet Stores, Inc.	36,916	0.0
		Information Technology: 0.0%
3,492	@	Liberty Ventures	47,282	0.0

		Total Rights
		(Cost $–)	84,198	0.0

		Total Long-Term Investments
		(Cost $1,126,894,716)	1,592,609,033	96.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
		Securities Lending Collateral(cc)(1): 1.9%
7,256,822		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $7,256,971, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $7,401,958, due 09/01/18-08/01/48)	$7,256,822	0.4
7,256,822		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $7,256,941, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $7,401,958, due 05/20/41-09/20/41)	7,256,822	0.5
7,256,822		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $7,256,995, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $7,401,959, due 10/24/12-10/01/40)	7,256,822	0.4

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,527,749		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,527,780, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,558,304, due 07/01/41-09/01/42)	$1,527,749	0.1
7,256,822		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $6,000,138, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $7,401,960, due 11/30/12-02/15/42)	7,256,822	0.5
			30,555,037	1.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.3%
54,597,187		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $54,597,187)	$54,597,187	3.3

		Total Short-Term Investments
		(Cost $85,152,224)	85,152,224	5.2

		Total Investments in Securities (Cost $1,212,046,940)	$1,677,761,257	101.6
		Liabilities in Excess of Other Assets	(26,646,244)	(1.6)
		Net Assets	$1,651,115,013	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $1,220,155,116.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$520,641,313
		Gross Unrealized Depreciation	(63,035,172)
		Net Unrealized Appreciation	$457,606,141

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$267,498,821	$—	$—	$267,498,821
Consumer Staples	99,158,182	—	—	99,158,182
Energy	117,018,139	—	—	117,018,139
Financials	311,826,137	—	—	311,826,137
Health Care	161,443,533	—	—	161,443,533
Industrials	198,362,263	—	—	198,362,263
Information Technology	215,207,182	—	1,653,120	216,860,302
Materials	98,852,756	—	—	98,852,756
Telecommunication Services	26,191,119	—	—	26,191,119
Utilities	95,313,583	—	—	95,313,583
Total Common Stock	1,590,871,715	—	1,653,120	1,592,524,835
Rights	84,198	—	—	84,198
Short-Term Investments	54,597,187	30,555,037	—	85,152,224
Total Investments, at fair value	$1,645,553,100	$30,555,037	$1,653,120	$1,677,761,257
Liabilities Table
Other Financial Instruments+
Futures	$(1,479,052)	$—	$—	$(1,479,052)
Total Liabilities	$(1,479,052)	$—	$—	$(1,479,052)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	616	12/21/12	$60,768,400	$(1,479,052)
			$60,768,400	$(1,479,052)

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 13.4%
43,900	@	Aeropostale, Inc.	$593,967	0.1
25,580	@	AFC Enterprises	629,268	0.1
41,330	@, X	Allos Therapeutic	—	—
46,660	@	American Axle & Manufacturing Holdings, Inc.	525,858	0.1
25,220	L	American Greetings Corp.	423,696	0.1
13,530	@	American Public Education, Inc.	492,898	0.1
8,660	@	America’s Car-Mart, Inc.	393,770	0.1
20,280		Ameristar Casinos, Inc.	360,984	0.1
32,620	@	ANN, Inc.	1,230,753	0.2
18,690		Arbitron, Inc.	708,351	0.1
12,600	@	Arctic Cat, Inc.	522,396	0.1
20,580	@	Asbury Automotive Group, Inc.	575,211	0.1
11,660	@	Ascent Capital Group, Inc.	629,757	0.1
24,200	@	Barnes & Noble, Inc.	309,276	0.0
66,100	@, L	Beazer Homes USA, Inc.	234,655	0.0
34,460		Bebe Stores, Inc.	165,408	0.0
64,600		Belo Corp.	505,818	0.1
871	@	Biglari Holdings, Inc.	317,967	0.0
11,680	@	BJ’s Restaurants, Inc.	529,688	0.1
26,000	@	Black Diamond, Inc.	228,020	0.0
7,520	@	Blue Nile, Inc.	278,917	0.0
7,400		Blyth, Inc.	192,326	0.0
20,750		Bob Evans Farms, Inc.	811,947	0.1
27,500	@	Body Central Corp.	287,375	0.0
36,600	@, L	Boyd Gaming Corp.	258,396	0.0
13,550	@	Bridgepoint Education, Inc.	137,532	0.0
26,160		Brown Shoe Co., Inc.	419,345	0.1
63,360		Brunswick Corp.	1,433,837	0.2
17,080		Buckle, Inc.	775,944	0.1
13,200	@, L	Buffalo Wild Wings, Inc.	1,131,768	0.1
23,680	@	Cabela’s, Inc.	1,294,822	0.2
27,500	@, L	Caesars Entertainment Co.	187,000	0.0
44,250		Callaway Golf Co.	271,695	0.0
12,180	@	Capella Education Co.	427,031	0.1
21,220		Cato Corp.	630,446	0.1
5,560	@	Cavco Industries, Inc.	255,148	0.0
14,240		CEC Entertainment, Inc.	428,909	0.1
34,810		Cheesecake Factory	1,244,457	0.2
15,470	@	Childrens Place Retail Stores, Inc.	928,200	0.1
6,027		Churchill Downs, Inc.	378,013	0.1
18,610	@	Citi Trends, Inc.	233,649	0.0
22,800	@, L	Coinstar, Inc.	1,025,544	0.1
48,180	@	Collective Brands, Inc.	1,045,988	0.1
7,610		Columbia Sportswear Co.	410,940	0.1
16,120	@, L	Conn’s, Inc.	355,446	0.1
33,490		Cooper Tire & Rubber Co.	642,338	0.1
9,250		Core-Mark Holding Co., Inc.	445,017	0.1
99,060	@	Corinthian Colleges, Inc.	235,763	0.0
15,330		Cracker Barrel Old Country Store	1,028,796	0.1
57,370	@	CROCS, Inc.	929,968	0.1
8,490		CSS Industries, Inc.	174,469	0.0
45,600	@	Cumulus Media, Inc.	124,944	0.0
91,610		Dana Holding Corp.	1,126,803	0.1
72,660	@	Denny’s Corp.	352,401	0.1
19,450	@, L	Digital Generation, Inc.	220,952	0.0
11,300	@	DineEquity, Inc.	632,800	0.1
31,560		Domino’s Pizza, Inc.	1,189,812	0.2
21,060	@	Dorman Products, Inc.	663,601	0.1
16,110	@	Drew Industries, Inc.	486,683	0.1
32,300	@	Entercom Communications Corp.	221,578	0.0
14,140		Ethan Allen Interiors, Inc.	309,949	0.0
28,050	@	EW Scripps Co.	298,733	0.0
48,420	@	Exide Technologies	150,102	0.0
44,200	@	Express, Inc.	655,044	0.1
25,600	@	Fiesta Restaurant Group, Inc.	406,272	0.1
70,220	@	Fifth & Pacific Co., Inc.	897,412	0.1
36,889		Finish Line	838,856	0.1
5,870	@	Fisher Communications, Inc.	215,781	0.0
22,600	@, L	Francesca’s Holdings Corp.	694,498	0.1
17,890		Fred’s, Inc.	254,575	0.0
12,220	@	Fuel Systems Solutions, Inc.	210,062	0.0
21,040	@	Gaylord Entertainment Co.	831,711	0.1
14,430	@	Genesco, Inc.	962,914	0.1
20,400	@	Gentherm, Inc.	253,776	0.0
10,410	@	G-III Apparel Group Ltd.	373,719	0.1
26,310	@	Grand Canyon Education, Inc.	619,074	0.1
12,560		Group 1 Automotive, Inc.	756,489	0.1
27,960		Harte-Hanks, Inc.	193,763	0.0
12,850		Haverty Furniture Cos., Inc.	178,358	0.0
19,210	@	Helen of Troy Ltd.	611,454	0.1
18,650	@	Hibbett Sporting Goods, Inc.	1,108,742	0.1
28,900		Hillenbrand, Inc.	525,691	0.1
34,480		HOT Topic, Inc.	299,976	0.0
88,260	@, L	Hovnanian Enterprises, Inc.	305,380	0.0
27,100		HSN, Inc.	1,329,255	0.2
48,250	@	Iconix Brand Group, Inc.	880,080	0.1
10,000		International Speedway Corp.	283,700	0.0
26,350		Interval Leisure Group, Inc.	498,805	0.1
14,480	@	iRobot Corp.	329,565	0.0
33,720	@	Jack in the Box, Inc.	947,869	0.1
18,051		Jakks Pacific, Inc.	263,003	0.0
124,900	@	Jamba, Inc.	278,527	0.0
56,340		Jones Group, Inc.	725,096	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary: (continued)
18,530	@	JoS. A Bank Clothiers, Inc.	$898,334	0.1
44,000	@	Journal Communications, Inc.	228,800	0.0
15,310	@, L	K12, Inc.	309,262	0.0
30,600	L	KB Home	439,110	0.1
37,300	@	Krispy Kreme Doughnuts, Inc.	295,789	0.0
42,500	@	La-Z-Boy, Inc.	621,775	0.1
19,200	@	Leapfrog Enterprises, Inc.	173,184	0.0
16,500	@	Libbey, Inc.	260,370	0.0
27,800	@	Life Time Fitness, Inc.	1,271,572	0.2
15,700		Lifetime Brands, Inc.	186,987	0.0
49,090		Lincoln Educational Services Corp.	206,178	0.0
46,200	@, L	Lions Gate Entertainment Corp.	705,474	0.1
10,400		Lithia Motors, Inc.	346,424	0.0
104,827	@	Live Nation, Inc.	902,560	0.1
17,480	@, L	Lumber Liquidators	885,886	0.1
15,780	@	M/I Homes, Inc.	305,185	0.0
18,500		Mac-Gray Corp.	248,085	0.0
13,480	@	Maidenform Brands, Inc.	276,070	0.0
16,980		Marcus Corp.	188,478	0.0
20,700	@	MarineMax, Inc.	171,603	0.0
19,800	@	Marriott Vacations Worldwide Corp.	713,196	0.1
20,380		Matthews International Corp.	607,732	0.1
10,600	@, L	Mattress Firm Holding Corp.	298,390	0.0
75,500	@, L	McClatchy Co.	168,365	0.0
16,600		MDC Holdings, Inc.	639,266	0.1
26,200		MDC Partners, Inc.	323,308	0.0
32,100		Men’s Wearhouse, Inc.	1,105,203	0.1
19,600	L	Meredith Corp.	686,000	0.1
21,110	@	Meritage Homes Corp.	802,813	0.1
34,800	@	Modine Manufacturing Co.	256,824	0.0
19,665		Monro Muffler, Inc.	692,011	0.1
46,000	@	Morgans Hotel Group Co.	295,320	0.0
8,850		Movado Group, Inc.	298,422	0.0
15,200	@	Multimedia Games, Inc.	239,096	0.0
3,750		Nacco Industries, Inc.	470,287	0.1
33,800		National CineMedia, Inc.	553,306	0.1
57,200	@	New York Times Co.	558,272	0.1
20,940		Nutri/System, Inc.	220,498	0.0
138,800	@	Office Depot, Inc.	355,328	0.1
52,050		OfficeMax, Inc.	406,511	0.1
57,400	@	Orient-Express Hotels Ltd.	510,860	0.1
4,970		Oxford Industries, Inc.	280,557	0.0
15,910	@	Papa John’s International, Inc.	849,753	0.1
6,340	@	Peet’s Coffee & Tea, Inc.	464,976	0.1
26,200		Penske Auto Group, Inc.	788,358	0.1
31,450		PEP Boys-Manny Moe & Jack	320,161	0.0
9,760	@	Perry Ellis International, Inc.	215,208	0.0
64,310		Pier 1 Imports, Inc.	1,205,169	0.2
42,840	@	Pinnacle Entertainment, Inc.	524,790	0.1
35,370		Pool Corp.	1,470,685	0.2
63,310	@	Quiksilver, Inc.	210,189	0.0
26,600	L	RadioShack Corp.	63,308	0.0
11,200	@	Red Robin Gourmet Burgers, Inc.	364,672	0.1
36,110		Regis Corp.	663,702	0.1
36,240		Rent-A-Center, Inc.	1,271,299	0.2
15,100	@	Rentrak Corp.	255,643	0.0
47,480	@	Ruby Tuesday, Inc.	344,230	0.0
8,600	@	Rue21, Inc.	267,890	0.0
46,602	@	Ruth’s Hospitality Group, Inc.	296,855	0.0
29,150		Ryland Group, Inc.	874,500	0.1
89,200	@, L	Saks, Inc.	919,652	0.1
17,420		Scholastic Corp.	553,608	0.1
45,300	@	Scientific Games Corp.	374,631	0.1
36,800	@	Select Comfort Corp.	1,161,040	0.2
35,480	@	Shuffle Master, Inc.	560,939	0.1
19,810	@	Shutterfly, Inc.	616,487	0.1
41,950		Sinclair Broadcast Group, Inc.	470,260	0.1
22,800		Six Flags Entertainment Corp.	1,340,640	0.2
23,840	@	Skechers USA, Inc.	486,336	0.1
16,400	@, L	Skullcandy, Inc.	225,500	0.0
66,020	@	Smith & Wesson Holding Corp.	726,880	0.1
30,760		Sonic Automotive, Inc.	583,825	0.1
38,380	@	Sonic Corp.	394,163	0.1
45,580		Sotheby’s	1,435,770	0.2
38,830		Spartan Motors, Inc.	194,150	0.0
11,360		Speedway Motorsports, Inc.	174,944	0.0
24,960		Stage Stores, Inc.	525,658	0.1
15,750		Standard Motor Products, Inc.	290,115	0.0
75,180	@, L	Standard-Pacific Corp.	508,217	0.1
9,780	@	Steiner Leisure Ltd.	455,259	0.1
25,165	@	Steven Madden Ltd.	1,100,214	0.1
6,800	L	Strayer Education, Inc.	437,580	0.1
11,340	L	Sturm Ruger & Co., Inc.	561,217	0.1
15,060		Superior Industries International	257,375	0.0
36,560	@	Tenneco, Inc.	1,023,680	0.1
34,920		Texas Roadhouse, Inc.	597,132	0.1
16,230		True Religion Apparel, Inc.	346,186	0.0
40,260	@	Tuesday Morning Corp.	263,703	0.0
18,700	@	Tumi Holdings, Inc.	440,198	0.1
24,150	@	Universal Electronics, Inc.	424,557	0.1
14,470		Universal Technical Institute, Inc.	198,239	0.0
19,660		Vail Resorts, Inc.	1,133,399	0.2
34,840	@, L	Valassis Communications, Inc.	860,200	0.1
10,700	@, L	Vera Bradley, Inc.	255,195	0.0
14,600	@	Vitamin Shoppe, Inc.	851,472	0.1
25,381	@	Warnaco Group, Inc.	1,317,274	0.2
79,520	@	Wet Seal, Inc.	250,488	0.0
7,490		Weyco Group, Inc.	182,382	0.0
19,680	@	Winnebago Industries	248,558	0.0
23,800	@	WMS Industries, Inc.	389,844	0.1
35,960		Wolverine World Wide, Inc.	1,595,545	0.2
14,550	@	Zumiez, Inc.	403,472	0.1
			105,176,635	13.4

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples: 3.5%
7,490		Alico, Inc.	$233,913	0.0
87,940	@	Alliance One International, Inc.	284,046	0.0
13,940		Andersons, Inc.	524,980	0.1
28,490		B&G Foods, Inc.	863,532	0.1
6,650	@, L	Boston Beer Co., Inc.	744,600	0.1
9,570	L	Calavo Growers, Inc.	239,250	0.0
11,400		Cal-Maine Foods, Inc.	512,316	0.1
20,073		Casey’s General Stores, Inc.	1,146,971	0.2
50,700	@	Central European Distribution Corp.	144,495	0.0
26,800	@	Central Garden & Pet Co.	323,744	0.0
27,820	@	Chiquita Brands International, Inc.	212,545	0.0
4,300		Coca-Cola Bottling Co. Consolidated	292,830	0.0
76,070	@	Darling International, Inc.	1,391,320	0.2
14,680	L	Diamond Foods, Inc.	276,278	0.0
26,200	@	Dole Food Co., Inc.	367,586	0.1
17,090	@	Elizabeth Arden, Inc.	807,332	0.1
26,110		Fresh Del Monte Produce, Inc.	668,416	0.1
27,030	@	Hain Celestial Group, Inc.	1,702,890	0.2
31,470		Harris Teeter Supermarkets, Inc.	1,222,295	0.2
46,380	@, L	Heckmann Corp.	194,796	0.0
18,040		Ingles Markets, Inc.	294,954	0.0
10,120		J&J Snack Foods Corp.	580,180	0.1
13,793		Lancaster Colony Corp.	1,010,337	0.1
16,030		Nash Finch Co.	327,333	0.1
17,810	@	Pantry, Inc.	259,135	0.0
41,166	@	Pilgrim’s Pride Corp.	210,358	0.0
16,500	@	Post Holdings, Inc.	495,990	0.1
29,480	@	Prestige Brands Holdings, Inc.	499,981	0.1
12,260		Pricesmart, Inc.	928,327	0.1
410,500	@	Rite Aid Corp.	480,285	0.1
30,500	L	Roundy’s, Inc.	184,525	0.0
17,640		Sanderson Farms, Inc.	782,687	0.1
9,630	@	Seneca Foods Corp.	287,552	0.0
49,110	@	Smart Balance, Inc.	593,249	0.1
21,000		Snyders-Lance, Inc.	525,000	0.1
20,340		Spartan Stores, Inc.	311,405	0.0
13,600		Spectrum Brands Holdings, Inc.	544,136	0.1
91,450	@, L	Star Scientific, Inc.	316,417	0.0
97,100	L	Supervalu, Inc.	234,011	0.0
7,500	@	Susser Holdings Corp.	271,275	0.0
19,710		Tootsie Roll Industries, Inc.	531,776	0.1
24,710	@	TreeHouse Foods, Inc.	1,297,275	0.2
32,330	@	United Natural Foods, Inc.	1,889,688	0.2
15,870		Universal Corp.	808,100	0.1
5,050	@, L	USANA Health Sciences, Inc.	234,673	0.0
30,850		Vector Group Ltd.	511,802	0.1
10,690		WD-40 Co.	562,722	0.1
8,100		Weis Markets, Inc.	342,873	0.1
			27,470,181	3.5

		Energy: 5.6%
90,900	@, L	Abraxas Petroleum Corp.	209,070	0.0
11,070		Apco Oil and Gas International, Inc.	178,116	0.0
13,400	@	Approach Resources, Inc.	403,742	0.1
99,800		Arch Coal, Inc.	631,734	0.1
41,470	@	ATP Oil & Gas Corp.	5,640	0.0
24,520	@, L	Basic Energy Services, Inc.	275,114	0.0
37,270		Berry Petroleum Co.	1,514,280	0.2
29,660	@	Bill Barrett Corp.	734,678	0.1
71,870	@, L	BPZ Energy, Inc.	205,548	0.0
27,030		Bristow Group, Inc.	1,366,366	0.2
24,200	@, L	C&J Energy Services, Inc.	481,580	0.1
87,380	@	Cal Dive International, Inc.	133,691	0.0
56,300	@	Callon Petroleum Co.	346,245	0.0
19,600	@	Carrizo Oil & Gas, Inc.	490,196	0.1
3,900	@	Clayton Williams Energy, Inc.	202,371	0.0
35,340	@, L	Clean Energy Fuels Corp.	465,428	0.1
26,200	@	Cloud Peak Energy, Inc.	474,220	0.1
27,800	@	Comstock Resources, Inc.	510,964	0.1
9,120	@	Contango Oil & Gas Co.	448,157	0.1
47,300	@	Crimson Exploration, Inc.	201,971	0.0
27,420		Crosstex Energy, Inc.	384,703	0.1
5,300	@	CVR Energy, Inc.	194,775	0.0
53,800	@, X	CVR Energy Inc Escrow	—	—
10,670	@	Dawson Geophysical Co.	269,524	0.0
20,400		Delek US Holdings, Inc.	519,996	0.1
23,920	@	Dril-Quip, Inc.	1,719,370	0.2
31,550	@, L	Endeavour International Corp.	305,088	0.0
47,600	@, L	Energy XXI Bermuda Ltd.	1,663,620	0.2
22,200	@	EPL Oil & Gas, Inc.	450,438	0.1
31,600	@	Exterran Holdings, Inc.	640,848	0.1
51,800	@	Forest Oil Corp.	437,710	0.1
7,100	@, L	Forum Energy Technologies, Inc.	172,672	0.0
45,990	@	FX Energy, Inc.	343,085	0.0
25,500	@	GasLog Ltd.	295,290	0.0
119,800	@	Gastar Exploration Ltd.	198,868	0.0
17,190	@, L	Goodrich Petroleum Corp.	217,282	0.0
23,600	@, L	Green Plains Renewable Energy, Inc.	138,296	0.0
6,490		Gulf Island Fabrication, Inc.	180,876	0.0
14,020	@	Gulfmark Offshore, Inc.	463,221	0.1
30,100	@	Gulfport Energy Corp.	940,926	0.1
64,733	@	Halcon Resources Corp.	474,493	0.1
42,900	@	Harvest Natural Resources, Inc.	382,668	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy: (continued)
73,000	@	Helix Energy Solutions Group, Inc.	$1,333,710	0.2
90,490	@	Hercules Offshore, Inc.	441,591	0.1
17,140	@	Hornbeck Offshore Services, Inc.	628,181	0.1
84,580	@	ION Geophysical Corp.	586,985	0.1
92,610	@	Key Energy Services, Inc.	648,270	0.1
23,000	@, L	KiOR, Inc.	213,900	0.0
160,300	@	Kodiak Oil & Gas Corp.	1,500,408	0.2
21,020		Lufkin Industries, Inc.	1,131,296	0.1
88,100	@, L	Magnum Hunter Resources Corp.	391,164	0.1
21,300	@	Matador Resources Co.	221,307	0.0
18,860	@	Matrix Service Co.	199,350	0.0
60,470	@, L	McMoRan Exploration Co.	710,523	0.1
34,000	@	Midstates Petroleum Co., Inc.	294,100	0.0
33,700	@, L	Miller Energy Resources, Inc.	169,511	0.0
16,510	@	Natural Gas Services Group, Inc.	246,825	0.0
53,740	@	Newpark Resources	398,213	0.1
30,480		Nordic American Tankers Ltd.	307,238	0.0
33,420	@	Northern Oil And Gas, Inc.	567,806	0.1
41,600	@	Oasis Petroleum, Inc.	1,225,952	0.2
15,800		Overseas Shipholding Group, Inc.	104,280	0.0
2,150	@	OYO Geospace Corp.	263,182	0.0
6,090		Panhandle Oil and Gas, Inc.	186,780	0.0
51,900	@	Parker Drilling Co.	219,537	0.0
12,910	@	PDC Energy, Inc.	408,343	0.1
28,880		Penn Virginia Corp.	179,056	0.0
31,710	@	Petroquest Energy, Inc.	212,774	0.0
8,960	@	PHI, Inc.	281,882	0.0
35,200	@	Pioneer Energy Services Corp.	274,208	0.0
36,300	@, L	Quicksilver Resources, Inc.	148,467	0.0
229,200	@	Rentech, Inc.	563,832	0.1
49,700	@, L	Resolute Energy Corp.	440,839	0.1
26,730	@	Rex Energy Corp.	356,846	0.1
30,620	@	Rosetta Resources, Inc.	1,466,698	0.2
57,700	@	Scorpio Tankers, Inc.	346,200	0.0
23,500	@	SemGroup Corp.	865,975	0.1
25,140		Ship Finance International Ltd.	395,201	0.1
21,000	@, L	Solazyme, Inc.	241,080	0.0
26,980	@	Stone Energy Corp.	677,738	0.1
22,660	@	Swift Energy Co.	473,141	0.1
13,400		Targa Resources Corp.	674,556	0.1
19,500	@	Tesco Corp.	208,260	0.0
50,570	@	Tetra Technologies, Inc.	305,949	0.0
25,200	@	TGC Industries, Inc.	181,440	0.0
42,300	@	Triangle Petroleum Corp.	302,868	0.0
45,370	@	Vaalco Energy, Inc.	387,914	0.1
172,950	@	Vantage Drilling Co.	318,228	0.0
33,690	@, L	Venoco, Inc.	400,237	0.1
17,040		W&T Offshore, Inc.	320,011	0.0
96,020	@	Warren Resources, Inc.	291,901	0.0
45,080		Western Refining, Inc.	1,180,194	0.2
24,800	@	Willbros Group, Inc.	133,176	0.0
31,100	@, L	ZaZa Energy Corp.	92,367	0.0
			43,792,350	5.6

		Financials: 20.5%
12,150		1st Source Corp.	270,580	0.0
48,400	@	1st United Bancorp, Inc.	312,180	0.0
23,696		Acadia Realty Trust	588,135	0.1
12,300		Agree Realty Corp.	313,527	0.0
1,450		Alexander’s, Inc.	619,860	0.1
58,980		Alterra Capital Holdings Ltd.	1,411,981	0.2
24,200		American Assets Trust, Inc.	648,318	0.1
13,600		American Capital Mortgage Investment Corp.	341,768	0.1
36,920		American Equity Investment Life Holding Co.	429,380	0.1
96,900		American Realty Capital Trust, Inc.	1,136,637	0.2
27,705	@	Ameris Bancorp.	348,806	0.1
13,520	@	Amerisafe, Inc.	366,933	0.1
13,673		Amtrust Financial Services, Inc.	350,302	0.1
88,780		Anworth Mortgage Asset Corp.	603,704	0.1
23,000		Apollo Commercial Real Estate Finance, Inc.	398,820	0.1
137,410		Apollo Investment Corp.	1,081,417	0.1
10,000		Apollo Residential Mortgage, Inc.	220,400	0.0
16,800		Ares Commercial Real Estate Corp.	286,608	0.0
19,090		Argo Group International Holdings Ltd.	618,325	0.1
186,320		ARMOUR Residential REIT, Inc.	1,427,211	0.2
6,675		Arrow Financial Corp.	166,875	0.0
32,910		Ashford Hospitality Trust, Inc.	276,444	0.0
21,680		Associated Estates Realty Corp.	328,669	0.0
63,180		Astoria Financial Corp.	624,218	0.1
5,850		Bancfirst Corp.	251,316	0.0
26,950	@	Bancorp, Inc.	276,776	0.0
49,700		Bancorpsouth, Inc.	732,578	0.1
80,550		Bank Mutual Corp.	366,502	0.1
20,280		Bank of the Ozarks, Inc.	699,052	0.1
38,300		BankFinancial Corp.	336,657	0.1
15,500		Banner Corp.	420,050	0.1
35,850	@	BBCN Bancorp, Inc.	452,068	0.1
28,050	@	Beneficial Mutual Bancorp, Inc.	268,158	0.0
9,510		Berkshire Hills Bancorp., Inc.	217,589	0.0
63,540		BGC Partners, Inc.	311,346	0.0
51,550		BlackRock Kelso Capital Corp.	501,066	0.1
18,880	@	Banco Latinoamericano de Exportaciones S.A.	417,059	0.1
13,000	@	BofI Holding, Inc.	338,650	0.1
30,800		Boston Private Financial Holdings, Inc.	295,372	0.0
17,570		OceanFirst Financial Corp.	257,752	0.0
28,340		Brookline Bancorp., Inc.	249,959	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
11,800		Bryn Mawr Bank Corp.	$264,792	0.0
20,870		Calamos Asset Management, Inc.	242,927	0.0
6,340		Camden National Corp.	234,834	0.0
16,700		Campus Crest Communities, Inc.	180,360	0.0
2,720		Capital Southwest Corp.	304,504	0.0
57,530		Capital Lease Funding, Inc.	297,430	0.0
42,740		Capstead Mortgage Corp.	576,563	0.1
21,890		Cardinal Financial Corp.	313,027	0.0
22,780		Cash America International, Inc.	878,625	0.1
49,420		Cathay General Bancorp.	852,989	0.1
62,170		Cedar Shopping Centers, Inc.	328,258	0.0
33,270		Centerstate Banks of Florida, Inc.	296,768	0.0
23,600		Chatham Lodging Trust	327,568	0.0
16,330		Chemical Financial Corp.	395,186	0.1
8,400		Chesapeake Lodging Trust	166,908	0.0
35,970	@, L	Citizens, Inc.	377,325	0.1
16,700	@	Citizens Republic Bancorp, Inc.	323,145	0.0
11,240		City Holding Co.	402,842	0.1
20,900		Clifton Savings Bancorp, Inc.	229,900	0.0
10,460		CNB Financial Corp.	183,155	0.0
146,900		CNO Financial Group, Inc.	1,417,585	0.2
45,810		CoBiz Financial, Inc.	320,670	0.0
8,670	L	Cohen & Steers, Inc.	256,805	0.0
46,990		Colonial Properties Trust	989,139	0.1
8,900		Colony Financial, Inc.	173,372	0.0
25,830		Columbia Banking System, Inc.	478,888	0.1
21,790		Community Bank System, Inc.	614,260	0.1
11,490		Community Trust Bancorp., Inc.	408,297	0.1
9,000		Coresite Realty Corp.	242,460	0.0
63,298		Cousins Properties, Inc.	502,586	0.1
87,400	@	Cowen Group, Inc.	235,980	0.0
4,650	@	Credit Acceptance Corp.	397,621	0.1
21,600		CreXus Investment Corp.	233,496	0.0
70,350		CubeSmart	905,404	0.1
53,420		CVB Financial Corp.	637,835	0.1
104,130		CYS Investments, Inc.	1,467,192	0.2
143,890		DCT Industrial Trust, Inc.	930,968	0.1
24,660	@	DFC Global Corp.	422,919	0.1
107,595		DiamondRock Hospitality Co.	1,036,140	0.1
19,710		Dime Community Bancshares	284,612	0.0
11,500		Donegal Group, Inc.	161,460	0.0
121,800	@	Doral Financial Corp.	114,577	0.0
18,180		Duff & Phelps Corp.	247,430	0.0
39,230		DuPont Fabros Technology, Inc.	990,557	0.1
35,550		Dynex Capital, Inc.	382,162	0.1
16,100	@	Eagle Bancorp, Inc.	269,192	0.0
21,920		EastGroup Properties, Inc.	1,166,144	0.2
49,010		Education Realty Trust, Inc.	534,209	0.1
13,380	@	eHealth, Inc.	251,143	0.0
28,430		Employers Holdings, Inc.	521,122	0.1
4,020	@	Enstar Group Ltd.	400,593	0.1
18,450		Enterprise Financial Services Corp.	250,920	0.0
33,710		Entertainment Properties Trust	1,497,735	0.2
10,760		Epoch Holding Corp.	248,556	0.0
24,270		Equity One, Inc.	511,126	0.1
18,392		ESB Financial Corp.	256,752	0.0
10,630		Evercore Partners, Inc.	287,010	0.0
33,600		Excel Trust, Inc.	383,712	0.1
32,960	@	Ezcorp, Inc.	755,773	0.1
10,800		Federal Agricultural Mortgage Corp.	277,992	0.0
9,070		FBL Financial Group, Inc.	301,124	0.0
79,520	@	FelCor Lodging Trust, Inc.	376,925	0.1
19,900		Fidus Investment Corp.	332,330	0.0
42,170		Fifth Street Finance Corp.	463,027	0.1
22,100	@	Financial Engines, Inc.	526,643	0.1
78,900		First American Financial Corp.	1,709,763	0.2
33,000	@	First BanCorp/Puerto Rico	145,860	0.0
21,090		First Bancorp.	243,168	0.0
37,230		First Busey Corp.	181,682	0.0
44,200	@	First California Financial Group, Inc.	307,632	0.0
19,850	@	First Cash Financial Services, Inc.	913,298	0.1
50,920		First Commonwealth Financial Corp.	358,986	0.1
38,080		First Financial Bancorp.	643,933	0.1
22,965	L	First Financial Bankshares, Inc.	827,429	0.1
9,230		First Financial Corp.	289,268	0.0
46,910	@	First Industrial Realty Trust, Inc.	616,397	0.1
19,220		First Merchants Corp.	288,492	0.0
48,230		First Midwest Bancorp., Inc.	605,286	0.1
30,570		First Potomac Realty Trust	393,742	0.1
68,895		FirstMerit Corp.	1,014,823	0.1
35,760		Flagstone Reinsurance Holdings S.A.	307,178	0.0
25,800		Flushing Financial Corp.	407,640	0.1
68,166		FNB Corp.	764,141	0.1
26,370	@	Forestar Real Estate Group, Inc.	439,324	0.1
46,170		Franklin Street Properties Corp.	511,102	0.1
4,640		GAMCO Investors, Inc.	230,840	0.0
17,320		Getty Realty Corp.	310,894	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
88,310		GFI Group, Inc.	$280,826	0.0
45,460		Glacier Bancorp., Inc.	708,267	0.1
34,340		Gladstone Capital Corp.	300,475	0.0
17,990		Gladstone Commercial Corp.	328,497	0.0
74,120		Glimcher Realty Trust	783,448	0.1
6,093	@	Global Indemnity PLC	133,315	0.0
23,100		Golub Capital BDC, Inc.	367,290	0.1
17,000	L	Government Properties Income Trust	397,800	0.1
11,490		Great Southern Bancorp., Inc.	355,156	0.1
13,900	@, L	Green Dot Corp.	169,997	0.0
12,200		Greenhill & Co., Inc.	631,350	0.1
19,750	@	Greenlight Capital Re Ltd.	488,813	0.1
18,400	@	GSV Capital Corp.	158,792	0.0
45,138		Hancock Holding Co.	1,397,021	0.2
22,000	@	Hanmi Financial Corp.	281,820	0.0
39,730		Healthcare Realty Trust, Inc.	915,776	0.1
8,120		Heartland Financial USA, Inc.	221,432	0.0
38,255		Hercules Technology Growth Capital, Inc.	421,188	0.1
84,700		Hersha Hospitality Trust	415,030	0.1
17,300	@	HFF, Inc.	257,770	0.0
42,316		Highwoods Properties, Inc.	1,380,348	0.2
36,020	@	Hilltop Holdings, Inc.	457,814	0.1
13,424		Home Bancshares, Inc.	457,624	0.1
17,700		Homeowners Choice, Inc.	415,950	0.1
26,670		Horace Mann Educators Corp.	482,994	0.1
9,600		Hudson Pacific Properties, Inc.	177,600	0.0
13,993		Hudson Valley Holding Corp.	238,581	0.0
18,090		IBERIABANK Corp.	828,522	0.1
29,650	@	ICG Group, Inc.	301,244	0.0
12,100		Independent Bank Corp.	364,089	0.1
8,050		Infinity Property & Casualty Corp.	486,139	0.1
49,300		Inland Real Estate Corp.	406,725	0.1
35,630		International Bancshares Corp.	678,751	0.1
13,555	@	Intl. FCStone, Inc.	258,358	0.0
62,150		Invesco Mortgage Capital, Inc.	1,251,080	0.2
28,900	@	Investment Technology Group, Inc.	251,430	0.0
28,350	@	Investors Bancorp, Inc.	517,104	0.1
50,100		Investors Real Estate Trust	414,327	0.1
65,110	@, L	iStar Financial, Inc.	539,111	0.1
6,681		Kansas City Life Insurance Co.	257,419	0.0
22,470		KBW, Inc.	370,081	0.1
25,800		KCAP Financial, Inc.	238,908	0.0
39,200	@	Kemet Corp.	172,480	0.0
34,500		Kennedy-Wilson Holdings, Inc.	481,965	0.1
50,800		Kite Realty Group Trust	259,080	0.0
65,100	@	Knight Capital Group, Inc.	174,468	0.0
15,566		Lakeland Bancorp, Inc.	161,108	0.0
11,670		Lakeland Financial Corp.	322,092	0.0
50,200		LaSalle Hotel Properties	1,339,838	0.2
64,835		Lexington Realty Trust	626,306	0.1
15,620		LTC Properties, Inc.	497,497	0.1
46,900		Maiden Holdings Ltd.	416,941	0.1
10,850	L	Main Street Capital Corp.	320,184	0.0
17,120		MainSource Financial Group, Inc.	219,821	0.0
22,070		MarketAxess Holdings, Inc.	697,412	0.1
34,500		MB Financial Corp.	681,375	0.1
63,800		MCG Capital Corp.	294,118	0.0
31,600		Meadowbrook Insurance Group, Inc.	243,004	0.0
31,700		Medallion Financial Corp.	374,377	0.1
75,680		Medical Properties Trust, Inc.	790,856	0.1
29,100		Medley Capital Corp.	409,437	0.1
8,370		Merchants Bancshares, Inc.	247,334	0.0
27,400	@	MetroCorp Bancshares, Inc.	290,166	0.0
151,250	@	MGIC Investment Corp.	231,413	0.0
27,100		Monmouth Real Estate Investment Corp.	303,249	0.0
41,560		Montpelier Re Holdings Ltd.	919,723	0.1
14,950		MVC Capital, Inc.	191,360	0.0
31,880	@	National Financial Partners Corp.	538,772	0.1
15,810		National Health Investors, Inc.	813,266	0.1
8,490		National Interstate Corp.	219,042	0.0
82,810		National Penn Bancshares, Inc.	754,399	0.1
1,665		National Western Life Insurance Co.	238,511	0.0
11,400	@	Nationstar Mortgage Holdings, Inc.	378,252	0.1
7,530	@	Navigators Group, Inc.	370,664	0.1
22,730		NBT Bancorp., Inc.	501,651	0.1
17,700		Nelnet, Inc.	420,198	0.1
17,100	@	Netspend Holdings, Inc.	168,093	0.0
40,600		New York Mortgage Trust, Inc.	286,230	0.0
23,200	@	NewStar Financial, Inc.	278,168	0.0
37,970		NGP Capital Resources Co.	283,256	0.0
10,080	L	Northfield Bancorp, Inc.	161,482	0.0
89,888		Northstar Realty Finance Corp.	571,688	0.1
71,570		Northwest Bancshares, Inc.	875,301	0.1
59,150	@	Ocwen Financial Corp.	1,621,302	0.2
58,330		Old National Bancorp.	793,871	0.1
64,980		Omega Healthcare Investors, Inc.	1,476,995	0.2
17,300	@	OmniAmerican Bancorp, Inc.	393,229	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
15,300		One Liberty Properties, Inc.	$285,345	0.0
24,250		Oriental Financial Group	255,110	0.0
43,575		Oritani Financial Corp.	655,804	0.1
3,300	@	Pacific Capital Bancorp	151,470	0.0
17,340		PacWest Bancorp	405,236	0.1
7,360	L	Park National Corp.	515,347	0.1
67,300	@	Park Sterling Corp.	332,462	0.0
26,700		Pebblebrook Hotel Trust	624,513	0.1
29,830		PennantPark Investment Corp.	316,496	0.0
40,180		Pennsylvania Real Estate Investment Trust	637,255	0.1
36,897		Pennymac Mortgage Investment Trust	862,283	0.1
12,820		Peoples Bancorp., Inc.	293,450	0.0
32,490	@	PHH Corp.	661,172	0.1
5,000	@	Phoenix Cos, Inc./The	153,350	0.0
13,590	@	Pico Holdings, Inc.	310,124	0.0
22,580	@	Pinnacle Financial Partners, Inc.	436,246	0.1
12,430	@	Piper Jaffray Cos.	316,344	0.0
24,640		Platinum Underwriters Holdings Ltd.	1,007,037	0.1
29,710		Potlatch Corp.	1,110,263	0.1
23,280		Presidential Life Corp.	324,290	0.0
21,200		Primerica, Inc.	607,168	0.1
29,520		PrivateBancorp, Inc.	472,025	0.1
92,752		Prospect Capital Corp.	1,068,503	0.1
34,000		Prosperity Bancshares, Inc.	1,449,080	0.2
38,970		Provident Financial Services, Inc.	615,336	0.1
26,420		Provident New York Bancorp	248,612	0.0
10,890		PS Business Parks, Inc.	727,670	0.1
100,400		Radian Group, Inc.	435,736	0.1
30,716		RAIT Financial Trust	161,259	0.0
23,290		Ramco-Gershenson Properties	291,824	0.0
55,780		Redwood Trust, Inc.	806,579	0.1
14,930		Renasant Corp.	292,703	0.0
7,060		Republic Bancorp., Inc.	154,967	0.0
52,250		Resource Capital Corp.	307,230	0.0
28,800	L	Retail Opportunity Investments	370,656	0.1
12,490		RLI Corp.	832,583	0.1
55,100		RLJ Lodging Trust	1,041,941	0.1
30,490		Rockville Financial, Inc.	373,503	0.1
21,670		Roma Financial Corp.	192,863	0.0
14,500	L	Rouse Properties, Inc.	208,075	0.0
15,760		S&T Bancorp, Inc.	277,534	0.0
29,900		Sabra Healthcare REIT, Inc.	598,299	0.1
18,093	@	Safeguard Scientifics, Inc.	283,879	0.0
9,020		Safety Insurance Group, Inc.	413,838	0.1
18,640		Sandy Spring Bancorp, Inc.	358,820	0.1
3,470		Saul Centers, Inc.	154,068	0.0
7,580		SCBT Financial Corp.	305,322	0.0
31,420		SeaBright Insurance Holdings, Inc.	345,620	0.1
37,990		Selective Insurance Group	721,430	0.1
11,510		Simmons First National Corp.	280,326	0.0
15,800		Solar Capital Ltd.	362,136	0.1
18,500		Solar Senior Capital Ltd.	331,335	0.0
13,581		Southside Bancshares, Inc.	296,202	0.0
17,240		Sovran Self Storage, Inc.	997,334	0.1
27,600		STAG Industrial, Inc.	448,776	0.1
67,350		Starwood Property Trust, Inc.	1,567,235	0.2
10,080		State Auto Financial Corp.	165,211	0.0
30,400		State Bank Financial Corp.	501,296	0.1
12,670		StellarOne Corp.	166,737	0.0
21,150		Sterling Bancorp.	209,808	0.0
18,700		Sterling Financial Corp.	416,449	0.1
15,900		Stewart Information Services Corp.	320,226	0.0
32,585	@	Stifel Financial Corp.	1,094,856	0.1
122,220	@	Strategic Hotel Capital, Inc.	734,542	0.1
41,000		Summit Hotel Properties, Inc.	350,140	0.1
14,140		Sun Communities, Inc.	623,857	0.1
67,614	@	Sunstone Hotel Investors, Inc.	743,754	0.1
139,106		Susquehanna Bancshares, Inc.	1,455,049	0.2
36,030	@	SWS Group, Inc.	220,143	0.0
10,540		SY Bancorp., Inc.	249,376	0.0
30,100		Symetra Financial Corp.	370,230	0.1
8,290	@	Tejon Ranch Co.	249,032	0.0
21,800		Terreno Realty Corp.	344,440	0.1
11,050		Territorial Bancorp, Inc.	253,598	0.0
19,540	@	Texas Capital Bancshares, Inc.	971,333	0.1
23,800		THL Credit, Inc.	333,914	0.0
29,700		TICC Capital Corp.	308,880	0.0
6,506		Tompkins Financial Corp.	263,623	0.0
27,554		Tower Group, Inc.	534,272	0.1
17,056		TowneBank	261,468	0.0
17,600	L	Triangle Capital Corp.	451,616	0.1
10,390		Trico Bancshares	171,747	0.0
50,250		Trustco Bank Corp.	287,430	0.0
45,950		Trustmark Corp.	1,118,423	0.1
174,656		Two Harbors Investment Corp.	2,052,208	0.3
23,310		UMB Financial Corp.	1,134,731	0.2
29,100		UMH Properties, Inc.	348,327	0.1
83,760		Umpqua Holdings Corp.	1,079,666	0.1
12,670		Union First Market Bankshares Corp.	197,145	0.0
25,080		United Bankshares, Inc.	624,743	0.1
23,500	@	United Community Banks, Inc./GA	197,165	0.0
22,740		United Financial Bancorp, Inc.	329,048	0.0
18,520		United Fire Group, Inc.	465,222	0.1
7,340		Universal Health Realty Income Trust	337,493	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
14,960		Univest Corp. of Pennsylvania	$269,280	0.0
14,040		Urstadt Biddle Properties, Inc.	284,029	0.0
11,756		ViewPoint Financial Group	225,363	0.0
6,280	@	Virtus Investment Partners	540,080	0.1
21,471	@	Walter Investment Management Corp.	794,642	0.1
20,900		Washington Banking Co.	296,153	0.0
42,240		Washington Real Estate Investment Trust	1,132,877	0.2
11,810		Washington Trust Bancorp, Inc.	310,249	0.0
51,760		Webster Financial Corp.	1,226,712	0.2
16,970		WesBanco, Inc.	351,449	0.1
15,900	@	West Coast Bancorp	358,068	0.1
22,070		Westamerica Bancorp.	1,038,394	0.1
44,440	@	Western Alliance Bancorp.	453,288	0.1
45,960		Westfield Financial, Inc.	344,240	0.1
4,280		Westwood Holdings Group, Inc.	166,963	0.0
22,300		Whitestone REIT	294,360	0.0
13,500	@	Wilshire Bancorp., Inc.	85,050	0.0
17,450		Winthrop Realty Trust	188,111	0.0
20,940		Wintrust Financial Corp.	786,716	0.1
49,700	@	WisdomTree Investments, Inc.	332,990	0.0
10,060	@, L	World Acceptance, Corp.	678,547	0.1
6,380		WSFS Financial Corp.	263,366	0.0
			161,725,900	20.5
		Health Care: 13.1%
12,180	@	Abaxism, Inc.	437,506	0.1
20,080	@, L	Abiomed, Inc.	421,479	0.1
11,700	@	Acadia Healthcare Co., Inc.	279,045	0.0
39,986	@	Accelrys, Inc.	346,279	0.0
38,000	@, L	Accretive Health, Inc.	424,080	0.1
48,503	@	Accuray, Inc.	343,401	0.0
41,100	@	Achillion Pharmaceuticals, Inc.	427,851	0.1
26,160	@	Acorda Therapeutics, Inc.	669,958	0.1
22,800	@	Aegerion Pharmaceuticals, Inc.	337,896	0.0
21,300	@	Affymax, Inc.	448,578	0.1
41,000	@	Affymetrix, Inc.	177,530	0.0
6,820	@	Air Methods Corp.	814,103	0.1
29,350	@	Akorn, Inc.	388,007	0.1
38,750	@	Align Technology, Inc.	1,432,587	0.2
65,770	@	Alkermes PLC	1,364,728	0.2
7,470	@	Almost Family, Inc.	158,962	0.0
23,950	@	Alnylam Pharmaceuticals, Inc.	450,020	0.1
17,940	@	AMAG Pharmaceuticals, Inc.	318,256	0.0
22,790	@	Amedisys, Inc.	314,730	0.0
32,510	@	AMN Healthcare Services, Inc.	327,051	0.0
20,140	@	Amsurg Corp.	571,573	0.1
44,095	@, L	Anacor Pharmaceuticals, Inc.	290,145	0.0
7,800		Analogic Corp.	609,726	0.1
18,000	@	Angiodynamics, Inc.	219,600	0.0
22,800	@	Anika Therapeutics, Inc.	342,456	0.0
93,600	@, L	Antares Pharma, Inc.	408,096	0.1
118,300	@, L	Arena Pharmaceuticals, Inc.	984,256	0.1
36,570	@	Arqule, Inc.	186,873	0.0
77,330	@	Array Biopharma, Inc.	453,154	0.1
19,500	@	Arthrocare Corp.	631,800	0.1
13,620		Assisted Living Concepts, Inc.	103,921	0.0
157,330	@	Astex Pharmaceuticals	483,003	0.1
22,680	@, L	Athenahealth, Inc.	3,065,430	0.4
17,000	@	AtriCure, Inc.	126,480	0.0
830		Atrion Corp.	183,845	0.0
25,720	@	Auxilium Pharmaceuticals, Inc.	629,111	0.1
89,900	@, L	AVANIR Pharmaceuticals, Inc.	287,680	0.0
21,400	@, L	AVEO Pharmaceuticals, Inc.	222,774	0.0
49,790	@	BioCryst Pharmaceuticals, Inc.	211,110	0.0
12,540	@	Bio-Reference Labs, Inc.	358,393	0.1
34,810	@	BioScrip, Inc.	317,119	0.0
41,100	@, L	Biotime, Inc.	172,620	0.0
101,030	@, L	Cadence Pharmaceuticals, Inc.	396,038	0.1
36,980	@	Cambrex Corp.	433,775	0.1
10,650		Cantel Medical Corp.	288,402	0.0
28,580	@	Capital Senior Living Corp.	413,553	0.1
36,200	@	Celldex Therapeutics, Inc.	228,060	0.0
30,740	@	Centene Corp.	1,149,983	0.2
38,200	@	Cepheid, Inc.	1,318,282	0.2
15,690		Chemed Corp.	1,087,160	0.1
12,980	@, X	Clinical Data, Inc.	12,980	0.0
11,300	@, L	Clovis Oncology, Inc.	231,085	0.0
7,230		Computer Programs & Systems, Inc.	401,626	0.1
21,330	@	Conceptus, Inc.	433,212	0.1
19,440		Conmed Corp.	554,040	0.1
56,900	@	Corcept Therapeutics, Inc.	158,751	0.0
3,900	@	Corvel Corp.	174,525	0.0
31,350		CryoLife, Inc.	210,672	0.0
40,870	@	Cubist Pharmaceuticals, Inc.	1,948,682	0.3
92,803	@, L	Curis, Inc.	384,204	0.1
16,790	@	Cyberonics	880,132	0.1
13,980	@	Cynosure, Inc.	368,792	0.1
96,700	@, L	Dendreon Corp.	467,061	0.1
47,800	@	Depomed, Inc.	282,498	0.0
32,880	@	DexCom, Inc.	494,186	0.1
125,810	@	Dyax Corp.	327,106	0.0
115,800	@	Dynavax Technologies Corp.	551,208	0.1
11,370	@	Emergent Biosolutions, Inc.	161,568	0.0
16,680	@	Emeritus Corp.	349,279	0.0
23,200	@	Endocyte, Inc.	231,304	0.0
36,630	@	Endologix, Inc.	506,227	0.1
8,320		Ensign Group, Inc.	254,634	0.0
37,150	@	Enzon Pharmaceuticals, Inc.	258,564	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
40,200	@	Exact Sciences Corp.	$442,602	0.1
13,410	@	Exactech, Inc.	239,100	0.0
23,800	@	ExamWorks Group, Inc.	355,096	0.1
88,050	@, L	Exelixis, Inc.	424,401	0.1
23,300	@	Fluidigm Corp.	396,100	0.1
11,300	@	Furiex Pharmaceuticals, Inc.	215,604	0.0
9,430	@	Genomic Health, Inc.	327,127	0.0
27,140	@	Gentiva Health Services, Inc.	307,225	0.0
150,210	@	Geron Corp.	255,357	0.0
15,180	@	Greatbatch, Inc.	369,329	0.1
18,790	@	Haemonetics Corp.	1,506,958	0.2
39,360	@	Halozyme Therapeutics, Inc.	297,562	0.0
17,840	@	Hanger Orthopedic Group, Inc.	508,975	0.1
114,230	@, L	Hansen Medical, Inc.	222,748	0.0
65,420	@	Healthsouth Corp.	1,574,005	0.2
10,200	@	HealthStream, Inc.	290,292	0.0
24,120	@	Healthways, Inc.	282,445	0.0
6,463	@	HeartWare International, Inc.	610,689	0.1
7,260	@	Hi-Tech Pharmacal Co., Inc.	240,379	0.0
57,860	@	HMS Holdings Corp.	1,934,260	0.3
6,580	@	ICU Medical, Inc.	397,958	0.1
43,600	@	Idenix Pharmaceuticals, Inc.	199,252	0.0
54,500	@	ImmunoCellular Therapeutics Ltd.	153,145	0.0
34,060	@	Immunogen, Inc.	497,276	0.1
49,850	@, L	Immunomedics, Inc.	174,973	0.0
46,080	@	Impax Laboratories, Inc.	1,196,237	0.2
19,750	@	Insulet Corp.	426,205	0.1
12,830	@	Integra LifeSciences Holdings Corp.	527,313	0.1
42,670	@, L	InterMune, Inc.	382,750	0.1
19,460		Invacare Corp.	275,164	0.0
12,070	@	IPC The Hospitalist Co., Inc.	551,599	0.1
16,290	@	IRIS International, Inc.	317,981	0.0
40,200	@	Ironwood Pharmaceuticals, Inc.	513,756	0.1
50,420	@, L	Isis Pharmaceuticals, Inc.	709,409	0.1
22,600	@	Jazz Pharmaceuticals PLC	1,288,426	0.2
33,956	@	Kindred Healthcare, Inc.	386,419	0.1
7,080		Landauer, Inc.	422,818	0.1
139,200	@	Lexicon Genetics, Inc.	322,944	0.0
7,010	@	LHC Group, Inc.	129,475	0.0
15,955	@	Ligand Pharmaceuticals, Inc.	273,628	0.0
22,380	@	Luminex Corp.	435,067	0.1
19,100	@	Magellan Health Services, Inc.	985,751	0.1
24,000	@, L	MAKO Surgical Corp.	417,840	0.1
107,910	@, L	MannKind Corp.	310,781	0.0
19,900	@	MAP Pharmaceuticals, Inc.	309,843	0.0
40,310	@	Masimo Corp.	974,696	0.1
35,730	@	MedAssets, Inc.	635,994	0.1
28,040	@	Medicines Co.	723,712	0.1
41,500		Medicis Pharmaceutical Corp.	1,795,705	0.2
10,800	@	Medidata Solutions, Inc.	448,200	0.1
124,100	@, L	Merge Healthcare, Inc.	475,303	0.1
28,590		Meridian Bioscience, Inc.	548,356	0.1
19,212	@	Merit Medical Systems, Inc.	286,835	0.0
34,900	@	Metropolitan Health Networks, Inc.	325,966	0.0
12,160	@	Molina Healthcare, Inc.	305,824	0.0
25,860	@	Momenta Pharmaceuticals, Inc.	376,780	0.1
8,290	@	MWI Veterinary Supply, Inc.	884,377	0.1
5,070		National Healthcare Corp.	242,042	0.0
23,930	@	Natus Medical, Inc.	312,765	0.0
81,200	@, L	Navidea Biopharmaceuticals, Inc.	223,300	0.0
64,870	@, L	Nektar Therapeutics	692,812	0.1
15,015	@	Neogen Corp.	641,140	0.1
26,220	@	Neurocrine Biosciences, Inc.	209,236	0.0
21,400	@, L	NewLink Genetics Corp.	347,322	0.0
33,570	@	NPS Pharmaceuticals, Inc.	310,522	0.0
26,480	@	NuVasive, Inc.	606,657	0.1
27,070	@	NxStage Medical, Inc.	357,595	0.1
16,890	@	Obagi Medical Products, Inc.	209,605	0.0
22,400	@, L	Omeros Corp.	210,560	0.0
25,370	@	Omnicell, Inc.	352,643	0.1
15,900	@, L	OncoGenex Pharmaceutical, Inc.	225,303	0.0
54,300	@	Oncothyreon, Inc.	279,102	0.0
32,485	@, L	Opko Health, Inc.	135,787	0.0
18,740	@, L	Optimer Pharmaceuticals, Inc.	264,609	0.0
35,750	@	OraSure Technologies, Inc.	397,540	0.1
50,450	@, L	Orexigen Therapeutics, Inc.	288,069	0.0
10,580	@	Orthofix International NV	473,455	0.1
44,280		Owens & Minor, Inc.	1,323,086	0.2
13,900	@, L	Pacira Pharmaceuticals, Inc./DE	241,860	0.0
49,430	@	Pain Therapeutics, Inc.	249,621	0.0
25,260	@	Palomar Medical Technologies, Inc.	238,454	0.0
23,220	@	Par Pharmaceutical Cos., Inc.	1,160,535	0.1
42,760	@	Parexel International Corp.	1,315,298	0.2
91,630		PDL BioPharma, Inc.	704,635	0.1
33,200	@, L	Pharmacyclics, Inc.	1,157,314	0.2
19,410	@	PharMerica Corp.	245,731	0.0
14,800	@, L	PhotoMedex, Inc.	208,088	0.0
26,210	@	Progenics Pharmaceuticals, Inc.	75,223	0.0
14,030	@	Providence Service Corp.	182,250	0.0
36,430	@	PSS World Medical, Inc.	829,875	0.1
25,280		Quality Systems, Inc.	468,944	0.1
35,130	@, L	Questcor Pharmaceuticals, Inc.	649,905	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
13,450	@	Quidel Corp.	$254,609	0.0
48,000	@, L	Raptor Pharmaceutical Corp.	266,880	0.0
42,450	@	Rigel Pharmaceuticals, Inc.	435,113	0.1
72,990	@	RTI Biologics, Inc.	304,368	0.0
46,860	@, L	Sangamo Biosciences, Inc.	284,909	0.0
58,600	@	Santarus, Inc.	520,368	0.1
36,900	@	Sciclone Pharmaceuticals, Inc.	204,795	0.0
55,170	@, L	Seattle Genetics, Inc.	1,486,832	0.2
23,500	@	Select Medical Holdings Corp.	263,905	0.0
75,450	@, L	Sequenom, Inc.	266,339	0.0
23,220	@	Spectranetics Corp.	342,495	0.0
34,640	@, L	Spectrum Pharmaceuticals, Inc.	405,288	0.1
39,520		Steris Corp.	1,401,774	0.2
52,350		Stewart Enterprises, Inc.	439,478	0.1
64,500	@, L	Sunesis Pharmaceuticals, Inc.	364,425	0.1
41,250	@	Sunrise Senior Living, Inc.	588,638	0.1
15,270	@	SurModics, Inc.	308,759	0.0
19,790	@	Symmetry Medical, Inc.	195,723	0.0
7,000	@	Synageva BioPharma Corp.	374,010	0.1
49,500	@	Synergy Pharmaceuticals, Inc.	236,610	0.0
31,800	@, L	Synta Pharmaceuticals Corp.	242,316	0.0
12,500	@	Team Health Holdings, Inc.	339,125	0.0
45,210	@, L	Theravance, Inc.	1,171,391	0.2
32,400	@, L	Threshold Pharmaceuticals, Inc.	234,576	0.0
6,600	@	Tornier NV	125,070	0.0
12,570	@	Triple-S Management Corp.	262,713	0.0
43,100	@	Trius Therapeutics, Inc.	251,273	0.0
52,000	@, L	Unilife Corp.	162,240	0.0
25,820	@	Universal American Corp./NY	238,577	0.0
5,600		US Physical Therapy, Inc.	154,728	0.0
33,500	@	Vanguard Health Systems, Inc.	414,395	0.1
21,500	@	Vascular Solutions, Inc.	318,415	0.0
18,700	@, L	Ventrus Biosciences, Inc.	66,946	0.0
82,800	@	Vical, Inc.	357,696	0.1
50,890	@	Viropharma, Inc.	1,537,896	0.2
59,070	@, L	Vivus, Inc.	1,052,627	0.1
30,810	@	Volcano Corp.	880,242	0.1
26,900	@	WellCare Health Plans, Inc.	1,521,195	0.2
25,480		West Pharmaceutical Services, Inc.	1,352,224	0.2
22,600	@	Wright Medical Group, Inc.	499,686	0.1
36,540	@	Xenoport, Inc.	418,748	0.1
53,900	@, L	XOMA Corp.	198,891	0.0
6,600		Young Innovations, Inc.	258,060	0.0
45,000	@, L	ZIOPHARM Oncology, Inc.	245,250	0.0
91,900	@	Zogenix, Inc.	244,454	0.0
			103,211,748	13.1

		Industrials: 14.5%
12,865		AAON, Inc.	253,312	0.0
23,620		AAR Corp.	387,841	0.1
38,550		ABM Industries, Inc.	729,752	0.1
26,480	@	Acacia Research - Acacia Technologies	725,817	0.1
74,560	@	ACCO Brands Corp.	483,895	0.1
45,140		Actuant Corp.	1,291,907	0.2
30,350		Acuity Brands, Inc.	1,920,852	0.2
19,360	@	Advisory Board Co.	925,989	0.1
28,790	@	Aegion Corp.	551,616	0.1
9,760	@	Aerovironment, Inc.	229,067	0.0
49,380	@	Air Transport Services Group, Inc.	217,272	0.0
30,340	@	Aircastle Ltd.	343,752	0.0
5,200		Alamo Group, Inc.	175,656	0.0
47,920	@	Alaska Air Group, Inc.	1,680,075	0.2
15,490		Albany International Corp.	340,315	0.0
10,000	@	Allegiant Travel Co.	633,600	0.1
17,130		Altra Holdings, Inc.	311,766	0.0
5,930		Amerco, Inc.	630,715	0.1
6,400	@	American Railcar Industries, Inc.	181,376	0.0
29,900	@	American Reprographics Co.	127,673	0.0
6,960		American Science & Engineering, Inc.	456,646	0.1
53,360	@	American Superconductor Corp.	221,444	0.0
8,840	@	American Woodmark Corp.	176,535	0.0
25,775		AO Smith Corp.	1,483,094	0.2
18,700		Apogee Enterprises, Inc.	366,894	0.1
28,610		Applied Industrial Technologies, Inc.	1,185,312	0.2
11,900		Arkansas Best Corp.	94,248	0.0
15,410	@	Astec Industries, Inc.	487,110	0.1
17,570	@	Atlas Air Worldwide Holdings, Inc.	907,139	0.1
77,630	@	Avis Budget Group, Inc.	1,193,949	0.2
16,120		AZZ, Inc.	612,238	0.1
33,000		Barnes Group, Inc.	825,330	0.1
13,800		Barrett Business Services, Inc.	373,980	0.1
27,280	@	Beacon Roofing Supply, Inc.	777,480	0.1
31,050		Belden CDT, Inc.	1,145,124	0.2
32,450	@	Blount International, Inc.	427,042	0.1
37,320		Brady Corp.	1,092,730	0.1
27,270		Briggs & Stratton Corp.	509,131	0.1
32,200		Brink’s Co.	827,218	0.1
55,060	@	Builders FirstSource, Inc.	285,761	0.0
11,800	@	CAI International, Inc.	242,136	0.0
324,300	@, L	Capstone Turbine Corp.	324,300	0.0
5,330		Cascade Corp.	291,764	0.0
33,580	@, L	CBIZ, Inc.	202,152	0.0
13,670		Celadon Group, Inc.	219,677	0.0
15,280		Ceradyne, Inc.	373,290	0.1
19,550	@	Chart Industries, Inc.	1,443,768	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
11,530		CIRCOR International, Inc.	$435,258	0.1
30,930		Clarcor, Inc.	1,380,406	0.2
18,040	@	Columbus McKinnon Corp.	272,584	0.0
27,280		Comfort Systems USA, Inc.	298,170	0.0
18,200	@	Commercial Vehicle Group, Inc.	133,770	0.0
8,850	@	Consolidated Graphics, Inc.	230,897	0.0
21,580		Corporate Executive Board Co.	1,157,335	0.2
13,915	@	CoStar Group, Inc.	1,134,629	0.2
9,520		Cubic Corp.	476,571	0.1
29,009		Curtiss-Wright Corp.	948,594	0.1
32,750		Deluxe Corp.	1,000,840	0.1
18,370	@	DigitalGlobe, Inc.	374,564	0.1
20,110	@, L	Dollar Thrifty Automotive Group	1,748,162	0.2
29,900		Douglas Dynamics, Inc.	442,221	0.1
800	@	DXP Enterprises, Inc.	38,216	0.0
15,560	@	Dycom Industries, Inc.	223,753	0.0
14,560		Dynamic Materials Corp.	218,691	0.0
11,600	@	Echo Global Logistics, Inc.	198,940	0.0
34,400	@	Edgen Group, Inc.	266,600	0.0
41,510		EMCOR Group, Inc.	1,184,695	0.2
12,060	@	Encore Capital Group, Inc.	340,816	0.0
13,610		Encore Wire Corp.	398,229	0.1
102,610	@	Energy Recovery, Inc.	303,726	0.0
43,230	@	Enernoc, Inc.	561,125	0.1
36,310	@	EnerSys	1,281,380	0.2
17,520		Ennis, Inc.	287,503	0.0
12,440	@	EnPro Industries, Inc.	447,964	0.1
15,700		ESCO Technologies, Inc.	609,945	0.1
18,480	@	Esterline Technologies Corp.	1,037,467	0.1
8,190	@	Exponent, Inc.	467,567	0.1
42,240	@	Federal Signal Corp.	266,957	0.0
61,700	@	Flow International Corp.	228,290	0.0
18,770		Forward Air Corp.	570,796	0.1
16,120		Franklin Electric Co., Inc.	975,099	0.1
8,000		Freightcar America, Inc.	142,320	0.0
21,700	@	FTI Consulting, Inc.	578,956	0.1
219,940	@	FuelCell Energy, Inc.	193,547	0.0
48,510	@	Furmanite Corp.	275,537	0.0
10,950		G&K Services, Inc.	342,845	0.0
47,190	@	Gencorp, Inc.	447,833	0.1
10,100		Generac Holdings, Inc.	231,189	0.0
25,440	@	Genesee & Wyoming, Inc.	1,700,918	0.2
43,417		Geo Group, Inc.	1,201,348	0.2
15,330	@	GeoEye, Inc.	405,172	0.1
19,700	@	Gibraltar Industries, Inc.	252,554	0.0
19,500		Global Power Equipment Group, Inc.	360,555	0.1
11,412		Gorman-Rupp Co.	308,124	0.0
12,020		Graham Corp.	217,201	0.0
18,840		Granite Construction, Inc.	541,085	0.1
41,440		Great Lakes Dredge & Dock Corp.	319,088	0.0
14,870	@	Greenbrier Cos., Inc.	240,002	0.0
21,230		Griffon Corp.	218,669	0.0
22,360	@	H&E Equipment Services, Inc.	271,003	0.0
40,560	@	Hawaiian Holdings, Inc.	226,730	0.0
35,065		Healthcare Services Group	801,937	0.1
36,890		Heartland Express, Inc.	492,850	0.1
30,987		Heico Corp.	1,198,887	0.2
14,690		Heidrick & Struggles International, Inc.	187,151	0.0
46,800		Herman Miller, Inc.	909,792	0.1
67,960	@	Hexcel Corp.	1,632,399	0.2
32,120		HNI, Corp.	819,381	0.1
16,290		Houston Wire & Cable Co.	175,280	0.0
29,060	@	HUB Group, Inc.	862,501	0.1
14,550	@	Huron Consulting Group, Inc.	506,631	0.1
10,250	@	ICF International, Inc.	206,025	0.0
33,420	@	II-VI, Inc.	635,648	0.1
22,340	@, L	Innerworkings, Inc.	290,867	0.0
13,880		Insperity, Inc.	350,192	0.1
23,230		Insteel Industries, Inc.	272,488	0.0
33,570		Interface, Inc.	443,460	0.1
12,300		Intersections, Inc.	129,642	0.0
159,630	@	JetBlue Airways Corp.	764,628	0.1
17,870		John Bean Technologies Corp.	291,817	0.0
8,640	@	Kadant, Inc.	200,362	0.0
15,500		Kaman Corp.	555,830	0.1
22,700		Kaydon Corp.	507,118	0.1
15,330		Kelly Services, Inc.	193,158	0.0
29,600	@, L	Keyw Holding Corp./The	370,000	0.1
24,730	@	Kforce, Inc.	291,567	0.0
22,680		Kimball International, Inc.	277,150	0.0
32,001		Knight Transportation, Inc.	457,614	0.1
31,040		Knoll, Inc.	433,008	0.1
27,230	@	Korn/Ferry International	417,436	0.1
45,001	@	Kratos Defense & Security Solutions, Inc.	262,806	0.0
11,120	@	Layne Christensen Co.	218,063	0.0
7,310		LB Foster Co.	236,405	0.0
10,340		Lindsay Manufacturing Co.	744,170	0.1
9,100	@	LMI Aerospace, Inc.	186,004	0.0
9,400		Marten Transport Ltd.	165,158	0.0
36,190	@	Mastec, Inc.	712,943	0.1
15,580		McGrath Rentcorp	406,482	0.1
77,330	@	Meritor, Inc.	327,879	0.0
11,576	@	Middleby Corp.	1,338,649	0.2
12,750		Miller Industries, Inc.	204,638	0.0
15,920		Mine Safety Appliances Co.	593,338	0.1
8,900	@	Mistras Group, Inc.	206,480	0.0
23,730	@	Mobile Mini, Inc.	396,528	0.1
29,954	@	Moog, Inc.	1,134,358	0.1
22,120		Mueller Industries, Inc.	1,005,796	0.1
105,540		Mueller Water Products, Inc.	517,146	0.1
10,100		Multi-Color Corp.	233,916	0.0
16,990	@	MYR Group, Inc./Delaware	338,951	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
3,760		National Presto Industries, Inc.	$274,029	0.0
32,770	@	Navigant Consulting, Inc.	362,109	0.1
6,000	@	Nortek, Inc.	328,380	0.1
9,610	@	Northwest Pipe Co.	236,887	0.0
36,371	@	Old Dominion Freight Line	1,096,949	0.1
27,880	@	On Assignment, Inc.	555,370	0.1
40,420	@	Orbital Sciences Corp.	588,515	0.1
33,800	@	Pacer International, Inc.	134,524	0.0
18,370	@	PMFG, Inc.	148,613	0.0
12,420	@	Portfolio Recovery Associates, Inc.	1,297,021	0.2
3,600	@	Powell Industries, Inc.	139,212	0.0
13,300		Primoris Services Corp.	173,565	0.0
3,800	@	Proto Labs, Inc.	128,516	0.0
21,900	L	Quad/Graphics, Inc.	371,424	0.1
26,000	@	Quality Distribution, Inc.	240,500	0.0
20,350		Quanex Building Products Corp.	383,394	0.1
13,100	@	RailAmerica, Inc.	359,857	0.1
17,680		Raven Industries, Inc.	520,322	0.1
13,000	@	RBC Bearings, Inc.	625,300	0.1
29,940		Resources Connection, Inc.	392,513	0.1
8,500	@, L	Rexnord Corp.	154,870	0.0
15,000	@	Roadrunner Transportation Systems, Inc.	242,700	0.0
28,875		Robbins & Myers, Inc.	1,720,950	0.2
20,600	@	RPX Corp.	230,926	0.0
20,400	@	Rush Enterprises, Inc. - Class A	392,904	0.1
7,860	@	Saia, Inc.	158,300	0.0
8,400		Sauer-Danfoss, Inc.	337,764	0.0
13,140		Schawk, Inc.	171,477	0.0
117	@	Seaboard Corp.	264,435	0.0
24,810		Simpson Manufacturing Co., Inc.	710,062	0.1
46,510		Skywest, Inc.	480,448	0.1
19,200	@	Spirit Airlines, Inc.	327,936	0.0
11,040	@	Standard Parking Corp.	247,627	0.0
8,050		Standex International Corp.	357,823	0.1
37,700		Steelcase, Inc.	371,345	0.1
10,335		Sun Hydraulics Corp.	274,601	0.0
31,800	@	Swift Transporation Co.	274,116	0.0
120,100	@, L	Swisher Hygiene, Inc.	165,738	0.0
22,420	@	SYKES Enterprises, Inc.	301,325	0.0
12,180		TAL International Group, Inc.	413,876	0.1
64,720	@	Taser International, Inc.	390,262	0.1
12,100	@	Team, Inc.	385,385	0.1
23,460	@	Teledyne Technologies, Inc.	1,487,129	0.2
11,980		Tennant Co.	512,984	0.1
44,350	@	Tetra Tech, Inc.	1,164,631	0.2
5,180	L	Textainer Group Holdings Ltd.	158,249	0.0
13,900	@	Thermon Group Holdings, Inc.	347,361	0.0
29,635		Titan International, Inc.	523,354	0.1
14,540	@	Titan Machinery, Inc.	294,871	0.0
24,200	@	TMS International Corp.	239,580	0.0
9,150	@	Trex Co., Inc.	312,198	0.0
14,000	@	Trimas Corp.	337,540	0.0
27,520	@	TrueBlue, Inc.	432,614	0.1
26,380	@	Tutor Perini Corp.	301,787	0.0
11,900		Twin Disc, Inc.	213,010	0.0
9,290		Unifirst Corp.	620,479	0.1
29,900		United Stationers, Inc.	777,998	0.1
10,940		Universal Forest Products, Inc.	454,448	0.1
112,840	@	US Airways Group, Inc.	1,180,306	0.2
14,110		US Ecology, Inc.	304,494	0.0
37,000	@, L	USG Corp.	812,150	0.1
17,360		Viad Corp.	362,130	0.1
8,500		VSE Corp.	208,165	0.0
43,200	@	Wabash National Corp.	308,016	0.0
18,300	@	WageWorks, Inc.	319,335	0.0
19,460		Watsco, Inc.	1,474,873	0.2
18,770		Watts Water Technologies, Inc.	710,069	0.1
23,410		Werner Enterprises, Inc.	500,272	0.1
41,380		Woodward Governor Co.	1,406,092	0.2
10,900	@, L	XPO Logistics, Inc.	133,416	0.0
22,400	@, L	Zipcar, Inc.	174,272	0.0
			113,812,398	14.5

		Information Technology: 15.9%
25,120	@, L	3D Systems Corp.	825,192	0.1
22,600	@	ACI Worldwide, Inc.	955,076	0.1
18,400	@	Active Network, Inc./The	230,552	0.0
44,230	@	Actuate Corp.	310,937	0.0
44,800	@	Acxiom Corp.	818,496	0.1
43,240	L	Adtran, Inc.	747,187	0.1
21,150	@	Advanced Energy Industries, Inc.	260,568	0.0
23,440	@	Advent Software, Inc.	575,921	0.1
17,157	@	Agilysys, Inc.	147,550	0.0
25,970		American Software, Inc.	211,915	0.0
63,500	@, L	Amkor Technology, Inc.	279,400	0.0
12,640	@	Anaren, Inc.	252,674	0.0
16,100	@, L	Ancestry.com, Inc.	484,288	0.1
28,900	@, L	Angie’s List, Inc.	305,762	0.0
18,150		Anixter International, Inc.	1,042,899	0.1
57,830	@	Applied Micro Circuits Corp.	292,620	0.0
79,100	@	Arris Group, Inc.	1,011,689	0.1
58,830	@	Aruba Networks, Inc.	1,322,793	0.2
52,700	@	Aspen Technology, Inc.	1,362,295	0.2
21,320	@	ATMI, Inc.	395,912	0.1
12,800	@	Audience, Inc.	79,360	0.0
18,400	@	AVG Technologies	176,640	0.0
9,820		Badger Meter, Inc.	357,350	0.1
22,700	@	Bankrate, Inc.	353,666	0.1
9,300	@, L	Bazaarvoice, Inc.	140,895	0.0
7,860		Bel Fuse, Inc.	146,825	0.0
35,200	@	Benchmark Electronics, Inc.	537,504	0.1
10,080		Black Box Corp.	257,141	0.0
28,960		Blackbaud, Inc.	692,723	0.1
20,960	@	Blucora, Inc.	373,298	0.1
17,760	@	Bottomline Technologies, Inc.	438,494	0.1
55,590	@	Brightpoint, Inc.	499,198	0.1
18,000	@	BroadSoft, Inc.	738,360	0.1
38,480		Brooks Automation, Inc.	308,994	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
16,060		Cabot Microelectronics Corp.	$564,348	0.1
17,840	@	CACI International, Inc.	923,934	0.1
23,000	@	Calix, Inc.	147,200	0.0
27,650	@	Cardtronics, Inc.	823,417	0.1
7,845		Cass Information Systems, Inc.	329,255	0.1
34,770	@	Cavium, Inc.	1,158,884	0.2
16,930	@	Ceva, Inc.	243,453	0.0
30,090	@	Checkpoint Systems, Inc.	249,145	0.0
44,110	@	Ciber, Inc.	153,062	0.0
48,700	@	Ciena Corp.	662,320	0.1
36,570	@	Cirrus Logic, Inc.	1,403,922	0.2
24,240		Cognex Corp.	838,219	0.1
15,720	@	Coherent, Inc.	720,919	0.1
15,820		Cohu, Inc.	148,550	0.0
28,340	@	Commvault Systems, Inc.	1,663,558	0.2
17,700	@	comScore, Inc.	269,925	0.0
17,100		Comtech Telecommunications	472,644	0.1
120,300	@	Comverse Technology, Inc.	739,845	0.1
17,240	@	Constant Contact, Inc.	299,976	0.0
58,300		Convergys Corp.	913,561	0.1
16,700	@	Cornerstone OnDemand, Inc.	512,022	0.1
24,000	@	Cray, Inc.	304,800	0.0
17,220	@	CSG Systems International	387,278	0.1
22,100		CTS Corp.	222,547	0.0
16,840	@	Cymer, Inc.	859,850	0.1
31,010		Daktronics, Inc.	294,905	0.0
27,040	@	DealerTrack Holdings, Inc.	753,064	0.1
21,500	@	Demand Media, Inc.	233,705	0.0
19,200	@	Dice Holdings, Inc.	161,664	0.0
29,180	@	Digital River, Inc.	486,139	0.1
23,410	@	Diodes, Inc.	398,204	0.1
41,550	@	DSP Group, Inc.	246,807	0.0
10,080	@	DTS, Inc.	234,662	0.0
62,300		Earthlink, Inc.	443,576	0.1
17,250	L	Ebix, Inc.	407,272	0.1
84,540	@	Echelon Corp.	324,634	0.0
15,380		Electro Rent Corp.	272,072	0.0
23,840		Electro Scientific Industries, Inc.	291,325	0.0
31,020	@	Electronics for Imaging	515,242	0.1
26,800	@	Ellie Mae, Inc.	729,764	0.1
54,790	@	Emulex Corp.	395,036	0.1
89,600	@	Entegris, Inc.	728,448	0.1
70,910	@	Entropic Communications, Inc.	412,696	0.1
23,250		EPIQ Systems, Inc.	312,015	0.0
6,950	@	ePlus, Inc.	272,579	0.0
34,370	@	Euronet Worldwide, Inc.	645,812	0.1
8,800	@	ExactTarget, Inc.	213,136	0.0
19,590	@	Exar Corp.	156,720	0.0
15,920	@	ExlService Holdings, Inc.	469,640	0.1
63,530	@	Extreme Networks	212,190	0.0
20,600	@	Fabrinet	238,754	0.0
24,430		Fair Isaac Corp.	1,081,272	0.1
13,730	@	Faro Technologies, Inc.	567,324	0.1
22,650		FEI Co.	1,211,775	0.2
59,000	@	Finisar Corp.	843,700	0.1
31,100	@, L	First Solar, Inc.	688,709	0.1
31,400	@	Formfactor, Inc.	175,526	0.0
9,870		Forrester Research, Inc.	283,960	0.0
43,480	@	Global Cash Access, Inc.	350,014	0.1
20,350	@	Globecomm Systems, Inc.	226,902	0.0
52,500	@, L	Glu Mobile, Inc.	243,075	0.0
29,400	@	GSI Group, Inc.	261,954	0.0
90,320	@, L	GT Advanced Technologies, Inc.	492,244	0.1
13,700	@	Guidewire Software, Inc.	425,385	0.1
64,990	@	Harmonic, Inc.	295,055	0.0
21,660		Heartland Payment Systems, Inc.	686,189	0.1
31,900	@, L	Higher One Holdings, Inc.	430,012	0.1
17,309	@	Hittite Microwave Corp.	960,130	0.1
17,630	@	iGate Corp.	320,337	0.0
20,950	@	Imation Corp.	117,110	0.0
36,910	@	Immersion Corp.	201,898	0.0
5,900	@	Imperva, Inc.	218,241	0.0
59,530	@, L	Infinera Corp.	326,224	0.1
10,900	@, L	Infoblox, Inc.	253,425	0.0
23,200	@	Inphi Corp.	247,312	0.0
30,310	@	Insight Enterprises, Inc.	529,819	0.1
99,600	@	Integrated Device Technology, Inc.	585,648	0.1
22,400	@	Integrated Silicon Solution, Inc.	207,424	0.0
9,400	@	Interactive Intelligence Group	282,470	0.0
27,440		InterDigital, Inc.	1,022,963	0.1
19,800	@	Intermec, Inc.	122,958	0.0
45,570	@	Internap Network Services Corp.	321,268	0.0
32,900	@	International Rectifier Corp.	549,101	0.1
60,200		Intersil Corp.	526,750	0.1
15,340	@	Intevac, Inc.	93,727	0.0
26,900	@, L	InvenSense, Inc.	321,455	0.0
24,410	@	Ixia	392,269	0.1
15,870	@	IXYS Corp.	157,430	0.0
30,170		j2 Global, Inc.	990,179	0.1
27,334	@	JDA Software Group, Inc.	868,675	0.1
9,100	@, L	Jive Software, Inc.	142,961	0.0
13,500	@	Kenexa Corp.	618,705	0.1
18,460		Keynote Systems, Inc.	267,301	0.0
80,100	@, L	KIT Digital, Inc.	240,300	0.0
80,310	@	Kopin Corp.	301,966	0.0
87,230	@	Lattice Semiconductor Corp.	334,091	0.1
75,080	@	Lionbridge Technologies	264,282	0.0
10,740	@	Liquidity Services, Inc.	539,255	0.1
11,380		Littelfuse, Inc.	643,425	0.1
31,810	@	LivePerson, Inc.	576,079	0.1
10,400	@	LogMeIn, Inc.	233,272	0.0
6,340		Loral Space & Communications, Inc.	450,774	0.1
39,700	@	LTX-Credence Corp.	228,275	0.0
11,500	@	M/A-COM Technology Solutions Holdings, Inc.	146,050	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
15,140	@	Manhattan Associates, Inc.	$867,068	0.1
17,310		Mantech International Corp.	415,440	0.1
23,760		MAXIMUS, Inc.	1,418,947	0.2
10,740	@	Measurement Specialties, Inc.	354,205	0.1
141,500	@	MEMC Electronic Materials, Inc.	389,125	0.1
67,670	@	Mentor Graphics Corp.	1,047,532	0.1
22,810	@	Mercury Computer Systems, Inc.	242,242	0.0
21,760		Methode Electronics, Inc.	211,290	0.0
35,340		Micrel, Inc.	368,243	0.1
58,050	@	Microsemi Corp.	1,165,064	0.2
6,570	@	MicroStrategy, Inc.	880,840	0.1
42,780	@	MIPS Technologies, Inc.	316,144	0.0
36,040		MKS Instruments, Inc.	918,660	0.1
60,640	@	Moduslink Global Solutions, Inc.	223,762	0.0
12,316	@	MoneyGram International, Inc.	184,001	0.0
21,310	@	Monolithic Power Systems, Inc.	420,873	0.1
23,270		Monotype Imaging Holdings, Inc.	362,779	0.1
52,100	@	Monster Worldwide, Inc.	381,893	0.1
25,612	@	Move, Inc.	220,775	0.0
11,100		MTS Systems Corp.	594,405	0.1
10,700	@	Nanometrics, Inc.	147,767	0.0
23,220	@	Netgear, Inc.	885,611	0.1
21,540	@	Netscout Systems, Inc.	549,485	0.1
25,170	@	Newport Corp.	278,380	0.0
38,160		NIC, Inc.	564,768	0.1
22,300	@, L	Numerex Corp.	252,659	0.0
4,200	@	NVE Corp.	248,598	0.0
78,600	@	Oclaro, Inc.	212,220	0.0
62,200	@, L	OCZ Technology Group, Inc.	215,834	0.0
37,190	@	Omnivision Technologies, Inc.	518,986	0.1
12,150	@, L	OpenTable, Inc.	505,440	0.1
14,530	@	Oplink Communications, Inc.	240,326	0.0
11,800		Opnet Technologies, Inc.	402,026	0.1
10,160	@	OSI Systems, Inc.	790,854	0.1
68,971	@	Parametric Technology Corp.	1,503,568	0.2
11,510		Park Electrochemical Corp.	285,793	0.0
25,500	@	PDF Solutions, Inc.	348,330	0.1
12,800		Pegasystems, Inc.	371,712	0.1
18,680	@	Perficient, Inc.	225,468	0.0
26,790	@	Pericom Semiconductor Corp.	232,671	0.0
41,350	@	Photronics, Inc.	222,050	0.0
29,260		Plantronics, Inc.	1,033,756	0.1
28,070	@	Plexus Corp.	850,240	0.1
34,600	@	PLX Technology, Inc.	199,642	0.0
14,810		Power Integrations, Inc.	450,668	0.1
48,020	@	Power-One, Inc.	268,912	0.0
16,400	@	Procera Networks, Inc.	385,400	0.1
44,395	@	Progress Software Corp.	949,609	0.1
12,820	@	PROS Holdings, Inc.	244,477	0.0
21,300	@	QAD, Inc.	289,254	0.0
46,800	@	QLIK Technologies, Inc.	1,048,788	0.1
46,200	@	QLogic Corp.	527,604	0.1
146,730	@	Quantum Corp.	236,235	0.0
41,400	@	QuinStreet, Inc.	347,346	0.1
73,900	@	Rambus, Inc.	409,406	0.1
26,700	@, L	RealD, Inc.	238,698	0.0
18,800	@	RealPage, Inc.	424,880	0.1
26,900	@	Responsys, Inc.	275,187	0.0
194,320	@	RF Micro Devices, Inc.	767,564	0.1
24,400		Richardson Electronics Ltd./United States	289,628	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	338,764	0.1
11,090	@	Rogers Corp.	469,772	0.1
17,030	@	Rudolph Technologies, Inc.	178,815	0.0
61,200	@	Sanmina-SCI Corp.	519,588	0.1
61,300	@	Sapient Corp.	653,458	0.1
15,730	@	Scansource, Inc.	503,675	0.1
10,600	@	SciQuest, Inc.	192,920	0.0
21,000	@	Seachange Intl., Inc.	164,850	0.0
41,840	@	Semtech Corp.	1,052,276	0.1
25,800	@	ServiceSource International, Inc.	264,708	0.0
51,860	@	ShoreTel, Inc.	212,107	0.0
46,200	@	Sigma Designs, Inc.	305,382	0.0
38,170	@, L	Silicon Graphics International Corp.	347,347	0.1
52,550	@	Silicon Image, Inc.	241,205	0.0
118,820	@	Sonus Networks, Inc.	223,382	0.0
18,470	@	Sourcefire, Inc.	905,584	0.1
27,000	@	Spansion, Inc.	321,840	0.0
12,200	@	SS&C Technologies Holdings, Inc.	307,562	0.0
15,180	@	Stamps.com, Inc.	351,265	0.1
36,910	@	STEC, Inc.	249,143	0.0
12,920	@, L	Stratasys, Inc.	702,848	0.1
25,100	@, L	SunPower Corp.	113,201	0.0
13,620	@	Super Micro Computer, Inc.	163,849	0.0
9,520	@	Supertex, Inc.	170,218	0.0
91,550	@	support.com, Inc.	387,257	0.1
17,596	@	Sycamore Networks, Inc.	270,978	0.0
38,400	@	Symmetricom, Inc.	267,648	0.0
24,070	@	Synaptics, Inc.	578,161	0.1
16,370	@	Synchronoss Technologies, Inc.	374,873	0.1
11,450	@	SYNNEX Corp.	373,041	0.1
8,750		Syntel, Inc.	546,088	0.1
42,220	@	Take-Two Interactive Software, Inc.	440,355	0.1
14,100	@	Tangoe, Inc.	185,133	0.0
19,640	@	TeleTech Holdings, Inc.	334,862	0.1
167,400		Tellabs, Inc.	592,596	0.1
29,960		Tessera Technologies, Inc.	409,853	0.1
69,120	@	Tivo, Inc.	720,922	0.1
17,670	@	TNS, Inc.	264,167	0.0
96,480	@	Triquint Semiconductor, Inc.	487,224	0.1
46,680	@	TTM Technologies, Inc.	440,192	0.1
20,940	@	Tyler Technologies, Inc.	921,779	0.1
9,200	@, L	Ubiquiti Networks, Inc.	109,480	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
17,470	@	Ultimate Software Group, Inc.	$1,783,687	0.2
17,710	@	Ultratech, Inc.	555,740	0.1
26,814	@	Unisys Corp.	558,267	0.1
69,233		United Online, Inc.	382,166	0.1
25,470	@, L	Universal Display Corp.	875,659	0.1
59,250	@	Valueclick, Inc.	1,018,508	0.1
18,030	@	Vasco Data Security Intl.	169,121	0.0
29,410	@, L	Veeco Instruments, Inc.	882,888	0.1
13,900	@	Verint Systems, Inc.	381,416	0.1
24,510	@, L	Viasat, Inc.	916,184	0.1
26,200	@, L	VirnetX Holding Corp.	666,266	0.1
18,400	@	Virtusa Corp.	326,968	0.1
19,600	@	Vishay Precision Group, Inc.	274,008	0.0
16,700	@, L	VistaPrint NV	570,305	0.1
16,310	@	Vocus, Inc.	327,179	0.1
14,820	@	Volterra Semiconductor Corp.	324,113	0.0
24,100	@	Web.com Group, Inc.	432,595	0.1
27,600	@, L	WebMD Health Corp.	387,228	0.1
27,370	@	Websense, Inc.	428,341	0.1
91,800	@	Westell Technologies, Inc.	196,452	0.0
27,020	@	Wright Express Corp.	1,883,834	0.2
20,550	@	XO Group, Inc.	171,593	0.0
11,200	@	Yelp, Inc.	302,960	0.0
108,000	@	Zix Corp.	309,960	0.0
13,500	@	Zygo Corp.	246,915	0.0
			124,917,363	15.9

		Materials: 4.8%
20,514		A Schulman, Inc.	488,643	0.1
8,900	@, L	ADA-ES, Inc.	210,129	0.0
6,340	@	AEP Industries, Inc.	384,141	0.1
51,600	L	AK Steel Holding Corp.	247,680	0.0
17,260		Amcol International Corp.	584,769	0.1
14,900		American Vanguard Corp.	518,520	0.1
12,210		Balchem Corp.	448,473	0.1
70,870		Boise, Inc.	620,821	0.1
25,380		Buckeye Technologies, Inc.	813,683	0.1
38,480	@	Calgon Carbon Corp.	550,649	0.1
49,280	@	Century Aluminum Co.	352,352	0.0
47,500	@	Chemtura Corp.	817,950	0.1
17,516	@	Clearwater Paper Corp.	723,586	0.1
58,780	@	Coeur d’Alene Mines Corp.	1,694,627	0.2
6,380		Deltic Timber Corp.	416,359	0.1
23,600		Eagle Materials, Inc.	1,091,736	0.1
62,280	@	Ferro Corp.	213,620	0.0
37,400	@, L	Flotek Industries, Inc.	473,858	0.1
64,690	@, L	General Moly, Inc.	205,067	0.0
20,200		Georgia Gulf Corp.	731,644	0.1
37,200		Globe Specialty Metals, Inc.	566,184	0.1
45,500	@	Gold Reserve, Inc.	147,420	0.0
19,400	L	Gold Resource Corp.	416,130	0.1
302,100	@	Golden Star Resources Ltd.	595,137	0.1
94,780	@	Graphic Packaging Holding Co.	550,672	0.1
6,410		Hawkins, Inc.	266,335	0.0
8,240		Haynes International, Inc.	429,716	0.1
29,890		HB Fuller Co.	917,025	0.1
50,370	@	Headwaters, Inc.	331,435	0.0
175,600		Hecla Mining Co.	1,150,180	0.1
32,120	@	Horsehead Holding Corp.	300,001	0.0
12,450		Innophos Holdings, Inc.	603,700	0.1
11,300	@	Innospec, Inc.	383,296	0.0
9,180		Kaiser Aluminum Corp.	536,020	0.1
25,300	@	KapStone Paper and Packaging Corp.	566,467	0.1
12,030		Koppers Holdings, Inc.	420,208	0.1
21,400	@	Kraton Performance Polymers, Inc.	558,540	0.1
34,670	@	Landec Corp.	396,972	0.1
77,230	@	Louisiana-Pacific Corp.	965,375	0.1
11,370	@	LSB Industries, Inc.	498,802	0.1
14,370		Materion Corp.	342,006	0.0
125,270	@	McEwen Mining, Inc.	574,989	0.1
9,000	@	Metals USA Holdings Corp.	120,330	0.0
176,500	@	Midway Gold Corp.	289,460	0.0
13,230		Minerals Technologies, Inc.	938,404	0.1
19,190		Myers Industries, Inc.	299,748	0.0
12,340		Neenah Paper, Inc.	353,418	0.0
57,740		Olin Corp.	1,254,690	0.2
19,800	@	OM Group, Inc.	367,092	0.0
43,420	@	Omnova Solutions, Inc.	328,689	0.0
137,000	@, L	Paramount Gold and Silver Corp.	364,420	0.0
21,710		PH Glatfelter Co.	386,655	0.1
61,050		PolyOne Corp.	1,011,599	0.1
4,150		Quaker Chemical Corp.	193,681	0.0
32,200	@, L	Resolute Forest Products	418,600	0.1
19,780	@	RTI International Metals, Inc.	473,533	0.1
13,600		Schnitzer Steel Industries, Inc.	382,840	0.0
23,120		Schweitzer-Mauduit International, Inc.	762,729	0.1
31,983		Sensient Technologies Corp.	1,175,695	0.2
36,850	@	Spartech Corp.	197,148	0.0
4,590		Stepan Co.	441,191	0.1
65,390	@	Stillwater Mining Co	770,948	0.1
37,500	@	SunCoke Energy, Inc.	604,500	0.1
14,230	L	Texas Industries, Inc.	578,450	0.1
10,900	@	TPC Group, Inc.	444,829	0.1
18,710		Tredegar Corp.	331,915	0.0
5,000	@	Universal Stainless & Alloy	185,750	0.0
45,600	@, L	US Antimony Corp.	88,920	0.0
18,100	@, L	US Silica Holdings, Inc.	245,436	0.0
77,200	@, L	Vista Gold Corp.	280,236	0.0
26,610		Wausau Paper Corp.	246,409	0.0
37,000		Worthington Industries	801,420	0.1
19,800	@, L	Zagg, Inc.	168,894	0.0
14,460		Zep, Inc.	218,635	0.0
19,170	@, L	Zoltek Cos., Inc.	147,417	0.0
			37,978,598	4.8

		Telecommunication Services: 0.8%
67,700	@	8x8, Inc.	444,112	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunication Services: (continued)
5,350		Atlantic Tele-Network, Inc.	$229,943	0.0
145,040	@	Cincinnati Bell, Inc.	826,728	0.1
30,600		Cogent Communications Group, Inc.	703,494	0.1
19,210		Consolidated Communications Holdings, Inc.	330,220	0.1
52,000	@, L	Fairpoint Communications, Inc.	393,120	0.1
30,820	@	General Communication, Inc.	302,036	0.1
46,600	@	Iridium Communications, Inc.	341,112	0.1
27,300	@, L	Leap Wireless International, Inc.	186,186	0.0
30,910		Lumos Networks Corp.	242,953	0.0
11,200	@	magicJack VocalTec Ltd.	274,736	0.0
21,640	@	Neutral Tandem, Inc.	202,983	0.0
9,710		NTELOS Holdings Corp.	168,663	0.0
35,370	@	Premier Global Services, Inc.	330,709	0.1
17,200		Primus Telecommunications Group, Inc.	262,644	0.0
12,800		Shenandoah Telecom Co.	225,280	0.0
68,900	@, L	Towerstream Corp.	279,734	0.0
20,630		USA Mobility, Inc.	244,878	0.0
75,400	@	Vonage Holdings Corp.	171,912	0.0
			6,161,443	0.8

		Utilities: 3.5%
20,480		Allete, Inc.	854,835	0.1
11,350		American States Water Co.	504,280	0.1
63,600	L	Atlantic Power Corp.	951,456	0.1
37,680		Avista Corp.	969,883	0.1
30,650		Black Hills Corp.	1,090,221	0.1
25,280		California Water Service Group	471,472	0.1
9,490		CH Energy Group, Inc.	618,843	0.1
3,880		Chesapeake Utilities Corp.	183,757	0.0
40,590		Cleco Corp.	1,703,968	0.2
29,740		El Paso Electric Co.	1,018,595	0.1
26,590		Empire District Electric Co.	573,015	0.1
483,228	@	GenOn Energy, Inc.	1,222,567	0.2
34,600		Idacorp, Inc.	1,497,142	0.2
16,400		Laclede Group, Inc.	705,200	0.1
14,460		MGE Energy, Inc.	766,235	0.1
7,160		Middlesex Water Co.	137,186	0.0
30,170		New Jersey Resources Corp.	1,379,372	0.2
20,700		Northwest Natural Gas Co.	1,019,268	0.1
26,950		NorthWestern Corp.	976,399	0.1
1,200		Ormat Technologies, Inc.	22,500	0.0
20,700		Otter Tail Corp.	493,902	0.1
51,550		Piedmont Natural Gas Co.	1,674,344	0.2
55,170		PNM Resources, Inc.	1,160,225	0.2
54,030		Portland General Electric Co.	1,460,971	0.2
9,130		SJW Corp.	231,537	0.0
21,890		South Jersey Industries, Inc.	1,158,638	0.1
33,870		Southwest Gas Corp.	1,497,054	0.2
28,870		UIL Holdings Corp.	1,035,278	0.1
6,300		Unitil Corp.	171,486	0.0
21,930		UNS Energy Corp.	917,990	0.1
36,020		WGL Holdings, Inc.	1,449,805	0.2
			27,917,424	3.5
		Total Common Stock
		(Cost $582,901,469)	752,164,040	95.6

WARRANTS: 0.0%
		Energy: 0.0%
7,460	@, L	Magnum Hunter Resources Corp.	2,240	0.0

		Total Warrants
		(Cost $—)	2,240	0.0

		Total Long-Term Investments
		(Cost $582,901,469)	752,166,280	95.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.4%
	Securities Lending Collateral(cc)(1): 7.5%
13,983,770	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $13,984,057, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $14,263,445, due 09/01/18-08/01/48)	$13,983,770	1.8
4,361,686	Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $4,361,776, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $4,448,920, due 06/30/14-03/31/19)	4,361,686	0.5

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateral(cc)(1): (continued)
13,983,770	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $13,984,000, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $14,263,445, due 05/20/41-09/20/41)	$13,983,770	1.8
13,983,770	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $13,984,103, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-10.00%, Market Value plus accrued interest $14,263,446, due 10/24/12-10/01/40)	13,983,770	1.8
12,566,034	Nomura Securities, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $12,000,276, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.00%, Market Value plus accrued interest $12,817,357, due 11/30/12-02/15/42)	12,566,034	1.6
		58,879,030	7.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.9%
30,857,808		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $30,857,808)	$30,857,808	3.9
		Total Short-Term Investments
		(Cost $89,736,838)	89,736,838	11.4
		Total Investments in Securities (Cost $672,638,307)	$841,903,118	107.0
		Liabilities in Excess of Other Assets	(55,131,466)	(7.0)
		Net Assets	$786,771,652	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $675,295,999.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$216,526,829
		Gross Unrealized Depreciation	(49,919,710)
		Net Unrealized Appreciation	$166,607,119

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$105,176,635	$—	$—	$105,176,635
Consumer Staples	27,470,181	—	—	27,470,181
Energy	43,792,350	—	—	43,792,350
Financials	161,725,900	—	—	161,725,900
Health Care	102,038,233	12,980	1,160,535	103,211,748
Industrials	113,484,018	328,380	—	113,812,398
Information Technology	124,917,363	—	—	124,917,363
Materials	37,978,598	—	—	37,978,598
Telecommunication Services	6,161,443	—	—	6,161,443
Utilities	27,917,424	—	—	27,917,424
Total Common Stock	750,662,145	341,360	1,160,535	752,164,040
Warrants	—	2,240	—	2,240
Short-Term Investments	30,857,808	58,879,030	—	89,736,838
Total Investments, at fair value	$781,519,953	$59,222,630	$1,160,535	$841,903,118
Liabilities Table
Other Financial Instruments+
Futures	$(559,594)	$—	$—	$(559,594)
Total Liabilities	$(559,594)	$—	$—	$(559,594)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	335	12/21/12	$27,952,400	$(559,594)
			$27,952,400	$(559,594)

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 15.1%
130,000	@	Aeropostale, Inc.	$1,758,900	0.3
105,465		Arbitron, Inc.	3,997,123	0.7
84,100	@	Bally Technologies, Inc.	4,153,699	0.7
90,500	@	Childrens Place Retail Stores, Inc.	5,430,000	0.9
190,964	@	Collective Brands, Inc.	4,145,828	0.7
224,500		Cooper Tire & Rubber Co.	4,305,910	0.7
303,400	@	Express, Inc.	4,496,388	0.7
230,100		Finish Line	5,232,474	0.9
72,662		Gildan Activewear, Inc.	2,301,932	0.4
18,000	@	Hibbett Sporting Goods, Inc.	1,070,100	0.2
18,176	@	Imax Corp.	361,884	0.1
147,000	@	Jack in the Box, Inc.	4,132,170	0.7
316,439	@	La-Z-Boy, Inc.	4,629,503	0.8
133,957	@	Life Time Fitness, Inc.	6,127,193	1.0
114,800		Monro Muffler, Inc.	4,039,812	0.7
209,391		OfficeMax, Inc.	1,635,344	0.3
305,918	@	Orient-Express Hotels Ltd.	2,722,670	0.4
47,700	@	Papa John’s International, Inc.	2,547,657	0.4
91,646		Pool Corp.	3,810,641	0.6
101,500		Regis Corp.	1,865,570	0.3
284,423	@	Ruby Tuesday, Inc.	2,062,067	0.3
207,400	@	Sally Beauty Holdings, Inc.	5,203,666	0.9
94,695	@	Sonic Corp.	972,518	0.2
91,400	L	Sturm Ruger & Co., Inc.	4,523,386	0.8
154,800	@	Wet Seal, Inc.	487,620	0.1
104,900		Wolverine World Wide, Inc.	4,654,413	0.8
60,001		Wyndham Worldwide Corp.	3,148,852	0.5
			89,817,320	15.1

		Consumer Staples: 1.7%
65,900		Casey’s General Stores, Inc.	3,765,526	0.6
167,450		Flowers Foods, Inc.	3,379,141	0.6
66,700		Sanderson Farms, Inc.	2,959,479	0.5
			10,104,146	1.7

		Energy: 6.1%
240,900	@	Bill Barrett Corp.	5,967,093	1.0
194,715	@	Carrizo Oil & Gas, Inc.	4,869,822	0.8
73,700	@	Dril-Quip, Inc.	5,297,556	0.9
173,663	@	EPL Oil & Gas, Inc.	3,523,622	0.6
406,451	@	Key Energy Services, Inc.	2,845,157	0.5
150,698	@	McMoRan Exploration Co.	1,770,702	0.3
218,700	L	Nordic American Tankers Ltd.	2,204,496	0.4
572,477	@	Petroquest Energy, Inc.	3,841,321	0.6
141,200	@	Unit Corp.	5,859,800	1.0
			36,179,569	6.1

		Financials: 21.4%
41,500	@	Affiliated Managers Group, Inc.	5,104,500	0.9
95,000		American Campus Communities, Inc.	4,168,600	0.7
363,300		Capitol Federal Financial, Inc.	4,345,068	0.7
103,788		Cash America International, Inc.	4,003,103	0.7
147,800	@	Citizens Republic Bancorp, Inc.	2,859,930	0.5
134,200		Colony Financial, Inc.	2,614,216	0.4
347,182		CubeSmart	4,468,232	0.7
930,350		DCT Industrial Trust, Inc.	6,019,365	1.0
102,718		Entertainment Properties Trust	4,563,761	0.8
248,000		EverBank Financial Corp.	3,414,960	0.6
201,879		First American Financial Corp.	4,374,718	0.7
218,900		FirstMerit Corp.	3,224,397	0.5
75,741		IBERIABANK Corp.	3,468,938	0.6
38,300		Jones Lang LaSalle, Inc.	2,924,205	0.5
194,658		LaSalle Hotel Properties	5,195,422	0.9
94,200		LTC Properties, Inc.	3,000,270	0.5
100,400	@	National Bank Holdings Corp.	1,953,784	0.3
136,372		National Retail Properties, Inc.	4,159,346	0.7
117,228	@	Nationstar Mortgage Holdings, Inc.	3,889,625	0.6
67,653	@	Piper Jaffray Cos.	1,721,769	0.3
200,172		Primerica, Inc.	5,732,926	1.0
60,818		ProAssurance Corp.	5,500,380	0.9
123,818		Prosperity Bancshares, Inc.	5,277,123	0.9
218,385		Provident Financial Services, Inc.	3,448,299	0.6
126,500		Redwood Trust, Inc.	1,829,190	0.3
168,300		Selective Insurance Group	3,196,017	0.5
75,933	@	Signature Bank	5,093,586	0.8
196,700		Starwood Property Trust, Inc.	4,577,209	0.8
83,500	@	Stifel Financial Corp.	2,805,600	0.5
531,300		Susquehanna Bancshares, Inc.	5,557,398	0.9
76,300	@	SVB Financial Group	4,613,098	0.8
123,055		Wintrust Financial Corp.	4,623,176	0.8
			127,728,211	21.4

		Health Care: 11.2%
84,491	@	Acorda Therapeutics, Inc.	2,163,814	0.4
132,845	@	Align Technology, Inc.	4,911,280	0.8
114,449	@	Amsurg Corp.	3,248,063	0.5
96,800	@	Centene Corp.	3,621,288	0.6
74,500	@	Cubist Pharmaceuticals, Inc.	3,552,160	0.6
57,700	@	Haemonetics Corp.	4,627,540	0.8
269,137	@	Healthsouth Corp.	6,475,436	1.1
114,600	@	Impax Laboratories, Inc.	2,975,016	0.5

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
83,000	@, L	Incyte Corp., Ltd.	$1,498,150	0.2
162,300	@	InterMune, Inc.	1,455,831	0.2
170,900	@	Masimo Corp.	4,132,362	0.7
105,240	@	Medicines Co.	2,716,244	0.5
62,700	@	Mednax, Inc.	4,668,015	0.8
117,352	@, L	Nektar Therapeutics	1,253,319	0.2
10,143	@	Onyx Pharmaceuticals, Inc.	857,083	0.1
133,136		Owens & Minor, Inc.	3,978,104	0.7
92,124	@	PSS World Medical, Inc.	2,098,585	0.4
26,400	@	Salix Pharmaceuticals Ltd.	1,117,776	0.2
93,280		Steris Corp.	3,308,642	0.6
44,323	@	Theravance, Inc.	1,148,409	0.2
94,000	@	Thoratec Corp.	3,252,400	0.5
81,947		Universal Health Services, Inc.	3,747,436	0.6
			66,806,953	11.2

		Industrials: 17.6%
212,585		Actuant Corp.	6,084,183	1.0
92,595		Acuity Brands, Inc.	5,860,338	1.0
28,657	@	Allegiant Travel Co.	1,815,707	0.3
77,394	@	Atlas Air Worldwide Holdings, Inc.	3,995,852	0.7
214,900		Barnes Group, Inc.	5,374,649	0.9
190,200		Brady Corp.	5,569,056	0.9
49,822	@	Clean Harbors, Inc.	2,433,805	0.4
5,414		Curtiss-Wright Corp.	177,038	0.0
494,264	@	Diana Shipping, Inc.	3,192,945	0.5
107,969	@	Encore Capital Group, Inc.	3,051,204	0.5
44,800		Forward Air Corp.	1,362,368	0.2
129,700	@	FTI Consulting, Inc.	3,460,396	0.6
354,100		Heartland Express, Inc.	4,730,776	0.8
168,596	@	HUB Group, Inc.	5,003,929	0.8
13,442	@	Kirby Corp.	743,074	0.1
162,517	@	Mobile Mini, Inc.	2,715,659	0.5
372,700	@	Orbital Sciences Corp.	5,426,512	0.9
59,917		Regal-Beloit Corp.	4,222,950	0.7
81,000	@	Teledyne Technologies, Inc.	5,134,590	0.9
150,769	@	Tetra Tech, Inc.	3,959,194	0.7
119,300		Toro Co.	4,745,754	0.8
120,020	@	TrueBlue, Inc.	1,886,714	0.3
115,486		Universal Forest Products, Inc.	4,797,288	0.8
187,839		Waste Connections, Inc.	5,682,130	1.0
42,600		Watsco, Inc.	3,228,654	0.5
154,413		Watts Water Technologies, Inc.	5,841,444	1.0
137,552		Woodward Governor Co.	4,674,017	0.8
			105,170,226	17.6

		Information Technology: 15.6%
85,600	@, L	Acme Packet, Inc.	1,463,760	0.2
136,200	L	Adtran, Inc.	2,353,536	0.4
256,729	@	Advanced Energy Industries, Inc.	3,162,901	0.5
62,743	@	Ansys, Inc.	4,605,336	0.8
45,300	@	Ariba, Inc.	2,029,440	0.3
273,027	@	Arris Group, Inc.	3,492,015	0.6
126,300	@	Aruba Networks, Inc.	2,839,856	0.5
253,447	@	Bankrate, Inc.	3,948,704	0.7
45,400	@	CACI International, Inc.	2,351,266	0.4
205,300	@	Cardtronics, Inc.	6,113,834	1.0
74,500	@	Commvault Systems, Inc.	4,373,150	0.7
83,200		Flir Systems, Inc.	1,661,920	0.3
374,400	@	Formfactor, Inc.	2,092,896	0.4
431,773	@	Integrated Device Technology, Inc.	2,538,825	0.4
41,300	@	Liquidity Services, Inc.	2,073,673	0.4
290,814	@, L	Logitech International S.A.	2,660,948	0.5
101,989	@	Micros Systems, Inc.	5,009,700	0.8
236,540	@	Microsemi Corp.	4,747,358	0.8
171,922		MKS Instruments, Inc.	4,382,292	0.7
225,800	@	Parametric Technology Corp.	4,922,440	0.8
146,960	@	Plexus Corp.	4,451,419	0.8
300,000	@	Polycom, Inc.	2,961,000	0.5
111,300		Power Integrations, Inc.	3,386,859	0.6
222,600	@	Progress Software Corp.	4,761,414	0.8
162,000	@	QLIK Technologies, Inc.	3,630,420	0.6
128,400	@	QLogic Corp.	1,466,328	0.2
106,100	@	Riverbed Technolgoy, Inc.	2,468,947	0.4
133,800	@, L	Synaptics, Inc.	3,213,876	0.5
			93,164,113	15.6

		Materials: 5.2%
144,720		Buckeye Technologies, Inc.	4,639,723	0.8
304,500		Commercial Metals Co.	4,019,400	0.7
183,700		HB Fuller Co.	5,635,916	0.9
64,232		Minerals Technologies, Inc.	4,555,976	0.8
1,105,700	@, L	Thompson Creek Metals Co., Inc.	3,151,245	0.5
215,428		Worthington Industries	4,666,171	0.8
278,527		Zep, Inc.	4,211,328	0.7
			30,879,759	5.2

		Utilities: 2.7%
93,900		Cleco Corp.	3,941,922	0.7
132,897		El Paso Electric Co.	4,551,722	0.8
96,000		Idacorp, Inc.	4,153,920	0.7
121,285		Portland General Electric Co.	3,279,547	0.5
			15,927,111	2.7

		Total Common Stock
		(Cost $506,534,090)	575,777,408	96.6

EXCHANGE-TRADED FUNDS: 1.3%

95,400		iShares Russell 2000 Index Fund	7,962,084	1.3

		Total Exchange-Traded Funds
		(Cost $7,509,516)	7,962,084	1.3

		Total Long-Term Investments
		(Cost $514,043,606)	583,739,492	97.9

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateral(cc)(1): 3.2%
4,513,482	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $4,513,575, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $4,603,752, due 09/01/18-08/01/48)	$4,513,482	0.8
4,513,482	JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $4,513,571, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $4,603,763, due 02/23/14-04/01/48)	4,513,482	0.7
4,513,482	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $4,513,556, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $4,603,752, due 05/20/41-09/20/41)	4,513,482	0.7
4,513,482	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $4,513,590, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $4,603,752, due 10/24/12-10/01/40)	4,513,482	0.8
950,203	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $950,223, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $969,207, due 07/01/41-09/01/42)	950,203	0.2
		19,004,131	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
10,677,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $10,045,812)	$10,677,000	1.8

	Total Short-Term Investments
	(Cost $29,049,943)	29,681,131	5.0

	Total Investments in Securities (Cost $543,093,549)	$613,420,623	102.9
	Liabilities in Excess of Other Assets	(17,126,951)	(2.9)
	Net Assets	$596,293,672	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $552,435,461.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$98,107,314
	Gross Unrealized Depreciation	(37,122,152)
	Net Unrealized Appreciation	$60,985,162

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$89,817,320	$—	$—	$89,817,320
Consumer Staples	10,104,146	—	—	10,104,146
Energy	36,179,569	—	—	36,179,569
Financials	127,728,211	—	—	127,728,211
Health Care	66,806,953	—	—	66,806,953
Industrials	105,170,226	—	—	105,170,226
Information Technology	91,134,673	—	2,029,440	93,164,113
Materials	30,879,759	—	—	30,879,759
Utilities	15,927,111	—	—	15,927,111
Total Common Stock	573,747,968	—	2,029,440	575,777,408
Exchange-Traded Funds	7,962,084	—	—	7,962,084
Short-Term Investments	10,677,000	19,004,131	—	29,681,131
Total Investments, at fair value	$592,387,052	$19,004,131	$2,029,440	$613,420,623

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.8%
		Consumer Discretionary: 1.9%
6,000,000		CBS Corp., 4.300%, 02/15/21	$6,681,672	0.2
1,605,000		Comcast Corp., 6.300%, 11/15/17	1,980,193	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	434,492	0.0
1,900,000		COX Communications, Inc., 5.450%, 12/15/14	2,090,901	0.1
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,493,402	0.1
1,800,000		Discovery Communications LLC, 4.375%, 06/15/21	2,023,558	0.1
500,000		Expedia, Inc., 5.950%, 08/15/20	552,468	0.0
500,000		Ford Motor Co., 7.450%, 07/16/31	624,375	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,435,206	0.1
1,000,000		Lowe’s Cos, Inc., 1.625%, 04/15/17	1,021,338	0.0
1,000,000		Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	1,080,375	0.0
2,000,000		Marriott International, Inc./DE, 3.000%, 03/01/19	2,054,596	0.1
325,000		McDonald’s Corp., 6.300%, 10/15/37	468,072	0.0
7,010,000		NBCUniversal Media LLC, 3.650%, 04/30/15	7,502,719	0.2
3,550,000		News America, Inc., 6.150%, 03/01/37	4,273,380	0.1
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	404,111	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,728,026	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	513,853	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,587,900	0.0
300,000		O’Reilly Automotive, Inc., 3.800%, 09/01/22	311,589	0.0
2,500,000		Target Corp., 7.000%, 01/15/38	3,684,382	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,453,470	0.1
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	1,002,678	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	6,052,557	0.2
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	4,049,174	0.1
5,295,000		Toyota Motor Credit Corp., 2.800%, 01/11/16	5,628,887	0.1
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,691,391	0.1
1,000,000		Walt Disney Co/The, 5.500%, 03/15/19	1,223,742	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,009,634	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	1,029,939	0.0
400,000		Yum! Brands, Inc., 6.250%, 03/15/18	485,702	0.0
			75,573,782	1.9
		Consumer Staples: 1.5%
3,595,000		Altria Group, Inc., 9.950%, 11/10/38	6,069,737	0.2
300,000		Altria Group, Inc., 4.250%, 08/09/42	299,835	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	502,437	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	506,809	0.0
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	252,099	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,353,408	0.1
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	524,895	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	498,827	0.0
750,000		Clorox Co/The, 3.050%, 09/15/22	766,542	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,278,667	0.1
5,000,000		CVS Caremark Corp., 3.250%, 05/18/15	5,319,840	0.1
500,000		Diageo Investment Corp., 2.875%, 05/11/22	522,491	0.0
3,275,000		Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,471,972	0.1
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/42	296,612	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	361,429	0.0
1,000,000		HJ Heinz Co., 1.500%, 03/01/17	1,016,221	0.0
872,000		Kellogg Co., 4.000%, 12/15/20	979,479	0.0
1,000,000	#	Kraft Foods Group, Inc., 2.250%, 06/05/17	1,030,874	0.0
3,266,000	#	Kraft Foods Group, Inc., 6.125%, 08/23/18	4,006,356	0.1
1,149,000		Kraft Foods, Inc., 6.125%, 02/01/18	1,404,797	0.1
2,129,000		Kroger Co., 7.500%, 04/01/31	2,802,488	0.1
5,600,000		Lorillard Tobacco Co., 8.125%, 06/23/19	7,232,686	0.2
300,000		Lorillard Tobacco Co., 2.300%, 08/21/17	302,879	0.0
500,000		Molson Coors Brewing Co., 5.000%, 05/01/42	561,601	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Staples: (continued)
2,405,000		PepsiCo, Inc., 4.875%, 11/01/40	$2,880,221	0.1
1,500,000		PepsiCo, Inc., 4.000%, 03/05/42	1,582,172	0.1
500,000		Philip Morris International, Inc., 6.375%, 05/16/38	695,966	0.0
500,000		Walgreen Co., 1.000%, 03/13/15	502,258	0.0
500,000		Walgreen Co., 1.800%, 09/15/17	506,363	0.0
3,600,000		Wal-Mart Stores, Inc., 5.000%, 10/25/40	4,388,976	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	4,142,558	0.1
			61,061,495	1.5
		Energy: 2.8%
3,500,000		Anadarko Petroleum Corp., 5.950%, 09/15/16	4,059,800	0.1
3,000,000		Apache Corp., 5.625%, 01/15/17	3,578,622	0.1
4,910,000		BP Capital Markets PLC, 3.200%, 03/11/16	5,275,618	0.1
500,000		Cenovus Energy, Inc., 4.450%, 09/15/42	524,393	0.0
3,800,000		ConocoPhillips, 6.500%, 02/01/39	5,495,104	0.1
400,000		Devon Energy Corp., 3.250%, 05/15/22	417,123	0.0
3,750,000		Devon Energy Corp., 4.000%, 07/15/21	4,131,641	0.1
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	2,097,128	0.1
5,490,000		Ensco PLC, 3.250%, 03/15/16	5,863,062	0.2
4,805,000		Enterprise Products Operating LLC, 3.200%, 02/01/16	5,070,409	0.1
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/43	298,351	0.0
1,200,000		EOG Resources, Inc., 2.625%, 03/15/23	1,216,028	0.0
500,000		FMC Technologies, Inc., 2.000%, 10/01/17	505,902	0.0
3,500,000		Husky Energy, Inc., 5.900%, 06/15/14	3,801,311	0.1
2,825,000		Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	3,628,263	0.1
667,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/22	718,126	0.0
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	739,815	0.0
3,892,000		Marathon Petroleum Corp., 3.500%, 03/01/16	4,130,895	0.1
5,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	5,564,935	0.2
3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,908,384	0.1
500,000		ONEOK Partners L.P., 2.000%, 10/01/17	509,995	0.0
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	4,137,627	0.1
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	4,299,494	0.1
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	4,416,000	0.1
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	532,324	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	292,594	0.0
5,180,000		Shell International Finance BV, 3.100%, 06/28/15	5,540,678	0.1
750,000		Shell International Finance BV, 1.125%, 08/21/17	753,669	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,929,244	0.1
400,000		Talisman Energy, Inc., 5.500%, 05/15/42	452,745	0.0
3,460,000		TC Pipelines L.P., 4.650%, 06/15/21	3,665,950	0.1
500,000		Total Capital International SA, 0.750%, 01/25/16	501,423	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	4,071,421	0.1
3,965,000		Trans-Canada Pipelines, 7.625%, 01/15/39	6,162,851	0.2
1,676,000		Transocean, Inc., 6.800%, 03/15/38	2,022,042	0.1
2,785,000		Valero Energy Corp., 6.625%, 06/15/37	3,376,100	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,642,892	0.1
700,000		Williams Cos., Inc., 7.875%, 09/01/21	919,536	0.0
2,840,000		Williams Partners L.P., 3.800%, 02/15/15	3,012,922	0.1
			111,264,417	2.8
		Financials: 9.4%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	3,017,634	0.1
1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,227,621	0.0
2,000,000		American International Group, Inc., 6.400%, 12/15/20	2,440,678	0.1
2,000,000		Allstate Corp., 7.450%, 05/16/19	2,621,982	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	8,016,286	0.2
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	502,806	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials: (continued)
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	$501,364	0.0
1,000,000		American International Group, Inc., 2.375%, 08/24/15	1,011,372	0.0
3,000,000		American International Group, Inc., 8.250%, 08/15/18	3,868,032	0.1
500,000		American Tower Corp., 4.500%, 01/15/18	552,526	0.0
667,000		American Tower Corp., 4.700%, 03/15/22	733,229	0.0
5,100,000		Asian Development Bank, 2.625%, 02/09/15	5,376,440	0.1
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	499,609	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,773,431	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,236,296	0.1
2,000,000		Bank of America Corp., 3.625%, 03/17/16	2,111,272	0.1
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,838,177	0.1
13,725,000		Bank of America Corp., 6.500%, 08/01/16	15,889,515	0.4
1,000,000		Bank of Montreal, 1.400%, 09/11/17	1,006,585	0.0
1,000,000		BB&T Corp., 1.600%, 08/15/17	1,019,371	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,089,265	0.0
1,000,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,024,628	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,059,882	0.0
300,000		BlackRock, Inc., 1.375%, 06/01/15	305,864	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/19	595,170	0.0
2,475,000		BNP Paribas, 3.600%, 02/23/16	2,615,602	0.1
3,500,000		Boeing Capital Corp., 2.125%, 08/15/16	3,680,044	0.1
4,500,000		Boston Properties L.P., 5.625%, 11/15/20	5,367,029	0.1
300,000		BRE Properties, Inc., 3.375%, 01/15/23	299,119	0.0
300,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	300,859	0.0
1,000,000		Chubb Corp./The, 6.000%, 05/11/37	1,360,827	0.0
600,000		Citigroup, Inc., 2.250%, 08/07/15	609,572	0.0
7,000,000		Citigroup, Inc., 5.500%, 04/11/13	7,172,354	0.2
1,044,000		Citigroup, Inc., 6.125%, 08/25/36	1,138,486	0.0
6,455,000		Citigroup, Inc., 8.125%, 07/15/39	9,627,407	0.3
1,000,000		CME Group, Inc., 3.000%, 09/15/22	1,007,798	0.0
500,000		Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	501,809	0.0
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,062,687	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,230,066	0.1
1,500,000		Credit Suisse New York, 6.000%, 02/15/18	1,702,211	0.1
5,705,000		Credit Suisse/New York NY, 2.200%, 01/14/14	5,802,042	0.2
2,605,000		Deutsche Bank AG, London, 4.875%, 05/20/13	2,675,431	0.1
20,000,000		European Investment Bank, 2.375%, 03/14/14	20,571,720	0.5
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	4,101,904	0.1
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	2,136,942	0.1
1,300,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	1,473,654	0.0
600,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	607,916	0.0
2,000,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	2,040,960	0.1
1,000,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	1,064,059	0.0
750,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/22	770,313	0.0
1,000,000		General Electric Capital Corp., 3.150%, 09/07/22	1,006,872	0.0
1,000,000		General Electric Capital Corp., 1.625%, 07/02/15	1,018,174	0.0
3,540,000		General Electric Capital Corp., 5.900%, 05/13/14	3,830,723	0.1
1,500,000		General Electric Capital Corp., 5.875%, 01/14/38	1,795,860	0.1
9,150,000		General Electric Capital Corp., 6.750%, 03/15/32	11,767,293	0.3
1,196,000		Genworth Financial, Inc., 6.515%, 05/22/18	1,219,036	0.0
8,950,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,450,216	0.2
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,657,190	0.2
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,302,748	0.1
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, 06/15/18	2,852,352	0.1
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,507,530	0.0
3,400,000		HCP, Inc., 3.750%, 02/01/16	3,611,800	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials: (continued)
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	$526,373	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,038,894	0.1
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,391,504	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,776,857	0.1
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	978,550	0.0
6,040,000		Inter-American Development Bank, 3.000%, 04/22/14	6,292,496	0.2
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,434,182	0.2
3,695,000		International Finance Corp., 2.250%, 04/11/16	3,935,981	0.1
3,700,000		John Deere Capital Corp., 2.250%, 06/07/16	3,878,632	0.1
10,000,000		JPMorgan Chase & Co., 2.050%, 01/24/14	10,180,610	0.3
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,446,560	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	8,763,926	0.2
13,765,000		KFW, 1.375%, 01/13/14	13,953,071	0.4
10,000,000		KFW, 2.625%, 01/25/22	10,555,100	0.3
3,810,000		Korea Development Bank, 3.250%, 03/09/16	4,017,740	0.1
3,285,000		Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,520,268	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,281,533	0.1
5,495,000		Metlife, Inc., 6.750%, 06/01/16	6,583,614	0.2
400,000		MetLife, Inc., 4.125%, 08/13/42	396,048	0.0
2,650,000		Morgan Stanley, 5.375%, 10/15/15	2,856,464	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/18	12,080,796	0.3
500,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	505,381	0.0
2,710,000		Nordic Investment Bank, 5.000%, 02/01/17	3,213,006	0.1
300,000		Northern Trust Corp., 2.375%, 08/02/22	300,414	0.0
3,695,000		Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	4,177,079	0.1
2,595,000		PNC Funding Corp., 3.625%, 02/08/15	2,758,667	0.1
500,000		Primerica, Inc., 4.750%, 07/15/22	531,493	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	1,013,650	0.0
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	1,010,600	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	477,204	0.0
3,895,000		Prudential Financial, Inc., 3.875%, 01/14/15	4,139,267	0.1
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,560,657	0.1
500,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	506,218	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	1,052,257	0.0
3,595,000		Simon Property Group LP, 5.250%, 12/01/16	4,123,019	0.1
2,000,000		SLM Corp., 6.000%, 01/25/17	2,187,500	0.1
1,000,000		SLM Corp., 8.450%, 06/15/18	1,176,488	0.0
1,000,000		SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,092,341	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,397,104	0.1
3,000,000		UBS AG/Stamford CT, 4.875%, 08/04/20	3,361,395	0.1
350,000		US Bancorp, 1.650%, 05/15/17	358,771	0.0
750,000		US Bancorp, 2.950%, 07/15/22	758,918	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	1,049,294	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	591,740	0.0
4,000,000		Wachovia Bank NA, 6.600%, 01/15/38	5,585,992	0.2
1,860,000		Wells Fargo & Co., 3.625%, 04/15/15	1,992,335	0.1
9,000,000		Wells Fargo & Co., 4.600%, 04/01/21	10,416,744	0.3
500,000		Westpac Banking Corp., 1.125%, 09/25/15	501,345	0.0
500,000		Westpac Banking Corp., 2.000%, 08/14/17	506,689	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,060,157	0.0
			372,554,564	9.4
		Health Care: 1.4%
300,000		Aetna, Inc., 4.500%, 05/15/42	306,225	0.0
500,000		Agilent Technologies, Inc., 3.200%, 10/01/22	505,900	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,738,114	0.1
661,000		Amgen, Inc., 6.375%, 06/01/37	826,892	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/19	764,880	0.0
2,900,000		AstraZeneca PLC, 6.450%, 09/15/37	3,984,768	0.1
500,000		Baxter International, Inc., 3.650%, 08/15/42	501,524	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Health Care: (continued)
4,370,000		Becton Dickinson and Co., 3.125%, 11/08/21	$4,690,741	0.1
2,000,000		Biogen Idec, Inc., 6.875%, 03/01/18	2,463,336	0.1
1,500,000		Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,488,933	0.1
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/42	466,146	0.0
400,000		Cardinal Health, Inc., 1.900%, 06/15/17	407,559	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,174,136	0.1
500,000		Celgene Corp., 1.900%, 08/15/17	507,885	0.0
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,890,810	0.1
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	586,518	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	529,568	0.0
4,210,000		Express Scripts, Inc., 3.125%, 05/15/16	4,494,108	0.1
1,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,018,694	0.0
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,252,339	0.0
500,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	511,392	0.0
3,240,000		McKesson Corp., 3.250%, 03/01/16	3,489,668	0.1
4,920,000		Pfizer, Inc., 6.200%, 03/15/19	6,277,763	0.2
3,330,000		Sanofi-Aventis SA, 4.000%, 03/29/21	3,811,511	0.1
500,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	509,062	0.0
2,500,000		Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,668,163	0.1
2,000,000		UnitedHealth Group, Inc., 3.375%, 11/15/21	2,136,928	0.1
500,000		WellPoint, Inc., 1.250%, 09/10/15	503,854	0.0
250,000		WellPoint, Inc., 1.875%, 01/15/18	252,290	0.0
			55,759,707	1.4
		Industrials: 1.3%
500,000		3M Co., 2.000%, 06/26/22	500,478	0.0
4,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	4,289,364	0.1
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/42	531,958	0.0
300,000		Caterpillar, Inc., 1.500%, 06/26/17	306,744	0.0
1,500,000		Caterpillar, Inc., 2.600%, 06/26/22	1,536,971	0.1
404,000	#	Caterpillar, Inc., 3.803%, 08/15/42	408,323	0.0
2,218,294		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,534,401	0.1
3,025,000		CRH America, Inc., 5.300%, 10/15/13	3,148,589	0.1
1,000,000		CSX Corp., 4.400%, 03/01/43	1,031,599	0.0
200,000		Cummins, Inc., 7.125%, 03/01/28	271,846	0.0
1,210,030		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,337,083	0.0
3,510,000		Dover Corp., 4.300%, 03/01/21	4,070,498	0.1
420,000		FedEx Corp., 3.875%, 08/01/42	413,546	0.0
879,000		General Electric Co., 5.250%, 12/06/17	1,041,460	0.0
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,415,001	0.1
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	507,636	0.0
4,695,000		Ingersoll-Rand Global Holding Co., Ltd., 6.000%, 08/15/13	4,913,322	0.1
800,000		L-3 Communications Corp., 4.950%, 02/15/21	893,372	0.0
4,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	4,235,184	0.1
1,514,000		Lockheed Martin Corp., 7.750%, 05/01/26	2,139,921	0.1
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	2,002,344	0.1
3,800,000		Raytheon Co., 3.125%, 10/15/20	4,083,909	0.1
2,000,000		Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,372,502	0.1
500,000		Ryder System, Inc., 2.500%, 03/01/17	509,231	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	354,685	0.0
616,000		Tyco International Finance S.A., 3.375%, 10/15/15	657,065	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	402,391	0.0
500,000		United Technologies Corp., 1.200%, 06/01/15	509,334	0.0
500,000		United Technologies Corp., 1.800%, 06/01/17	519,284	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	563,562	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	552,769	0.0
2,790,000		Waste Management, Inc., 6.125%, 11/30/39	3,530,982	0.1
			53,585,354	1.3

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets

	Information Technology: 0.9%
350,000	Altera Corp., 1.750%, 05/15/17	$359,701	0.0
900,000	BMC Software, Inc., 4.250%, 02/15/22	933,863	0.0
3,500,000	Broadcom Corp., 2.700%, 11/01/18	3,757,425	0.1
3,130,000	Cisco Systems, Inc., 5.500%, 01/15/40	4,039,428	0.1
250,000	eBay, Inc., 1.350%, 07/15/17	253,348	0.0
250,000	eBay, Inc., 4.000%, 07/15/42	244,744	0.0
4,220,000	Google, Inc., 2.125%, 05/19/16	4,448,716	0.1
2,970,000	Hewlett-Packard Co., 6.125%, 03/01/14	3,167,478	0.1
500,000	International Business Machines Corp., 1.875%, 05/15/19	519,492	0.0
7,040,000	International Business Machines Corp., 1.950%, 07/22/16	7,360,975	0.2
500,000	Juniper Networks, Inc., 5.950%, 03/15/41	560,747	0.0
1,500,000	Oracle Corp., 5.375%, 07/15/40	1,923,582	0.1
1,000,000	Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,033,355	0.1
4,220,000	Texas Instruments, Inc., 2.375%, 05/16/16	4,467,195	0.1
400,000	Xerox Corp., 2.950%, 03/15/17	413,818	0.0
465,000	Xerox Corp., 6.350%, 05/15/18	546,737	0.0
		34,030,604	0.9
	Materials: 1.3%
1,000,000	Agrium, Inc., 6.750%, 01/15/19	1,252,994	0.0
750,000	Air Products & Chemicals, Inc., 1.200%, 10/15/17	754,320	0.0
1,399,000	Alcoa, Inc., 6.150%, 08/15/20	1,546,614	0.1
3,200,000	AngloGold Ashanti Ltd., 5.375%, 04/15/20	3,365,827	0.1
1,250,000	ArcelorMittal, 6.125%, 06/01/18	1,243,572	0.0
1,300,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,517,801	0.1
3,700,000	BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,931,805	0.1
500,000	Cabot Corp., 2.550%, 01/15/18	513,410	0.0
3,282,000	Dow Chemical Co., 8.550%, 05/15/19	4,407,618	0.1
500,000	Ecolab, Inc., 1.000%, 08/09/15	502,628	0.0
2,279,000	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,868,484	0.1
1,000,000	International Paper Co., 7.950%, 06/15/18	1,288,908	0.0
1,000,000	Monsanto Co., 2.200%, 07/15/22	1,001,826	0.0
1,000,000	Monsanto Co., 3.600%, 07/15/42	999,412	0.0
1,000,000	Newmont Mining Corp., 3.500%, 03/15/22	1,016,647	0.0
2,000,000	Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,564,892	0.1
1,000,000	Praxair, Inc., 2.200%, 08/15/22	988,668	0.0
4,365,000	Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,445,595	0.2
490,000	Rio Tinto Finance USA PLC, 1.625%, 08/21/17	491,673	0.0
6,000,000	Southern Copper Corp., 5.375%, 04/16/20	6,776,250	0.2
3,000,000	Teck Resources Ltd., 4.750%, 01/15/22	3,218,847	0.1
1,000,000	Teck Resources Ltd, 2.500%, 02/01/18	1,005,859	0.0
1,220,000	Vale Overseas Ltd., 4.625%, 09/15/20	1,307,173	0.0
1,955,000	Vale Overseas Ltd., 6.875%, 11/21/36	2,275,706	0.1
750,000	Vale SA, 5.625%, 09/11/42	767,629	0.0
		51,054,158	1.3
	Telecommunication Services: 1.5%
5,000,000	America Movil S.A.B de CV, 5.000%, 03/30/20	5,880,120	0.1
8,000,000	AT&T, Inc., 2.950%, 05/15/16	8,605,368	0.2
5,150,000	AT&T, Inc., 6.500%, 09/01/37	6,887,950	0.2
5,595,000	Deutsche Telekom International Finance BV, 5.750%, 03/23/16	6,379,833	0.2
3,285,000	Qwest Corp., 6.750%, 12/01/21	3,955,472	0.1
2,220,000	Rogers Cable, Inc., 5.500%, 03/15/14	2,374,090	0.1
2,685,000	Telecom Italia Capital S.A., 5.250%, 10/01/15	2,832,675	0.1
500,000	Telecom Italia Capital S.A., 7.175%, 06/18/19	553,750	0.0
1,855,000	Telefonica Emisiones SAU, 3.992%, 02/16/16	1,850,363	0.0
3,000,000	Verizon Communications, Inc., 4.750%, 11/01/41	3,468,090	0.1
5,225,000	Verizon Communications, Inc., 6.350%, 04/01/19	6,709,605	0.2
2,940,000	Verizon Communications, Inc., 7.750%, 12/01/30	4,386,512	0.1
3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	5,358,634	0.1
		59,242,462	1.5
	Utilities: 1.8%
300,000	Ameren Illinois Co., 2.700%, 09/01/22	306,585	0.0
300,000	Consumers Energy Co., 2.850%, 05/15/22	313,920	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets

	Utilities: (continued)
5,670,000	Duke Energy Corp., 3.950%, 09/15/14	$6,013,625	0.2
300,000	Duke Energy Corp., 1.625%, 08/15/17	301,302	0.0
1,000,000	Entergy Corp., 4.700%, 01/15/17	1,091,694	0.0
5,260,000	Exelon Generation Co. LLC, 5.200%, 10/01/19	5,982,030	0.1
3,225,000	FirstEnergy Solutions Corp., 6.800%, 08/15/39	3,574,709	0.1
2,000,000	Florida Power & Light Co., 4.050%, 06/01/42	2,150,556	0.1
995,000	NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	1,012,513	0.0
1,000,000	Georgia Power Co., 0.750%, 08/10/15	1,003,301	0.0
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	6,261,135	0.2
3,765,000	Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,838,729	0.1
2,000,000	Mississippi Power Co., 4.250%, 03/15/42	2,063,856	0.1
500,000	NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	503,502	0.0
3,595,000	Ohio Power Co., 5.375%, 10/01/21	4,410,245	0.1
3,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	4,257,011	0.1
3,570,000	Progress Energy, Inc., 4.400%, 01/15/21	4,017,928	0.1
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,739,515	0.1
3,700,000	SCANA Corp., 4.750%, 05/15/21	4,024,412	0.1
1,000,000	South Carolina Electric & Gas Co., 4.350%, 02/01/42	1,081,288	0.0
3,915,000	Southern California Edison Co., 3.875%, 06/01/21	4,449,652	0.1
5,920,000	Southern Co., 2.375%, 09/15/15	6,203,154	0.2
300,000	Union Electric Co., 3.900%, 09/15/42	306,251	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/37	2,074,207	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	1,090,337	0.0
		71,071,457	1.8

	Total Corporate Bonds/Notes
	(Cost $869,482,973)	945,198,000	23.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.9%

1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,141,199	0.0
450,000	Banc of America Commercial Mortgage, Inc., 5.535%, 06/10/49	519,056	0.0
1,570,000	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,810,522	0.0
1,450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,587,405	0.0
2,000,000	Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	2,148,208	0.1
2,000,000	Bear Stearns Commercial Mortgage Securities, 5.200%, 01/12/41	2,103,476	0.1
2,440,000	Bear Stearns Commercial Mortgage Securities, 5.712%, 04/12/38	2,802,490	0.1
1,994,000	Citigroup Commercial Mortgage Trust, 5.888%, 12/10/49	2,362,435	0.1
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.393%, 07/15/44	2,050,884	0.1
1,250,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,487,134	0.0
1,150,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.393%, 07/15/44	1,291,394	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.393%, 07/15/44	2,203,407	0.1
750,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	809,746	0.0
1,250,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,437,004	0.0
1,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,143,545	0.0
1,400,000	Credit Suisse Mortgage Capital Certificates, 5.955%, 09/15/39	1,557,977	0.0
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,064,830	0.1
500,000	Credit Suisse Mortgage Capital Certificates, 5.694%, 09/15/40	528,777	0.0
1,170,000	CW Capital Cobalt Ltd., 5.998%, 05/15/46	1,372,175	0.0
605,000	DBUBS Mortgage Trust, 3.642%, 08/10/44	664,046	0.0
1,500,000	GE Capital Commercial Mortgage Corp., 5.307%, 11/10/45	1,702,144	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,750,000	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	$1,946,534	0.1
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,076,933	0.1
2,500,000	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,870,051	0.1
1,755,000	Greenwich Capital Commercial Funding Corp., 6.065%, 07/10/38	2,039,250	0.1
165,000	GS Mortgage Securities Corp. II, 5.560%, 11/10/39	191,608	0.0
3,500,000	GS Mortgage Securities Corp. II, 5.983%, 08/10/45	4,025,471	0.1
2,434,285	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, 01/12/38	2,526,955	0.1
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	1,260,506	0.0
1,025,942	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	1,129,533	0.0
330,311	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, 02/15/51	338,642	0.0
1,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.918%, 02/12/49	2,069,539	0.1
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,326,278	0.0
2,295,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,659,615	0.1
1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,826,372	0.1
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.147%, 08/12/49	471,270	0.0
1,000,000	Morgan Stanley Capital I, 5.073%, 08/13/42	1,039,735	0.0
1,665,063	Morgan Stanley Capital I, 5.759%, 04/12/49	1,725,548	0.0
2,000,000	Morgan Stanley Capital I, 4.970%, 04/14/40	2,123,781	0.1
3,340,000	Morgan Stanley Capital I, 4.989%, 08/13/42	3,686,929	0.1
1,000,000	Morgan Stanley Capital I, 5.331%, 03/15/44	1,036,912	0.0
2,499,100	Morgan Stanley Capital I, Inc., 5.532%, 06/15/38	2,643,391	0.1
319,000	Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	369,957	0.0
1,250,000	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,403,097	0.0
965,423	Wachovia Bank Commercial Mortgage Trust, 5.939%, 06/15/49	1,042,510	0.0
320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	356,740	0.0
	Total Collateralized Mortgage Obligations
	(Cost $65,856,565)	74,975,011	1.9
MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	5,916,842	0.2
	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,719,658	0.1
	Illinois: 0.1%
4,400,000	State of Illinois, 4.421%, 01/01/15	4,669,104	0.1
	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,920,286	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,666,360	0.1
		7,586,646	0.2
	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,729,469	0.1
	Ohio: 0.1%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	4,777,923	0.1
	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,847,778	0.1
	Total Municipal Bonds
	(Cost $31,617,670)	37,247,420	0.9

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
OTHER BONDS: 0.1%
		Foreign Government Bonds: 0.1%
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	$1,965,000	0.1
		Total Other Bonds
		(Cost $1,892,303)	1,965,000	0.1
ASSET-BACKED SECURITIES: 0.2%
		Automobile Asset-Backed Securities: 0.1%
1,000,000		Ally Auto Receivables Trust, 0.740%, 04/15/16	1,005,175	0.0
1,171,000		Bank of America Auto Trust, 0.780%, 06/15/16	1,178,026	0.1
1,000,000		Hyundai Auto Receivables Trust, 0.950%, 12/15/16	1,012,390	0.0
575,000		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	578,078	0.0
			3,773,669	0.1
		Credit Card Asset-Backed Securities: 0.1%
1,000,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,225,723	0.1
1,000,000		Citibank Credit Card Issuance Trust, 5.300%, 03/15/18	1,161,455	0.0
1,000,000		Discover Card Master Trust, 5.650%, 03/16/20	1,225,206	0.0
			3,612,384	0.1
		Other Asset-Backed Securities: 0.0%
500,000		AEP Texas Central Transition Funding LLC, 0.880%, 12/01/18	504,120	0.0
500,000		AEP Texas Central Transition Funding LLC, 1.976%, 06/01/21	518,638	0.0
500,000		PSE&G Transition Funding LLC, 6.890%, 12/15/17	580,815	0.0
			1,603,573	0.0
		Total Asset-Backed Securities
		(Cost $8,872,117)	8,989,626	0.2
U.S. TREASURY OBLIGATIONS: 36.6%
		U.S. Treasury Bonds: 14.3%
2,667,000		3.000%, due 05/15/42	2,769,930	0.1
9,190,000		3.500%, due 05/15/20	10,765,947	0.3
37,645,000		3.500%, due 02/15/39	43,280,005	1.1
15,045,000		3.875%, due 08/15/40	18,408,972	0.5
43,505,000		4.375%, due 05/15/40	57,630,551	1.4
22,000,000		5.375%, due 02/15/31	31,848,432	0.8
2,150,000		6.000%, due 02/15/26	3,148,742	0.1
15,310,000		6.125%, due 11/15/27	23,058,299	0.6
18,185,000		6.500%, due 11/15/26	27,979,332	0.7
46,620,000		1.250%, due 10/31/15	47,934,824	1.2
58,940,000		1.375%, due 03/15/13	59,276,135	1.5
9,642,000		2.125%, due 08/15/21	10,203,945	0.2
34,625,000		2.375%, due 03/31/16	37,021,708	0.9
77,155,000		2.375%, due 07/31/17	83,713,175	2.1
20,920,000		2.625%, due 08/15/20	23,139,487	0.6
5,980,000		2.625%, due 11/15/20	6,606,967	0.2
14,575,000		3.125%, due 05/15/21	16,670,156	0.4
4,330,000		6.250%, due 08/15/23	6,285,943	0.2
4,025,000		8.125%, due 08/15/19	5,948,511	0.1
26,255,000		2.750%, due 02/15/19	29,270,229	0.7
21,610,000		3.375%, due 11/15/19	25,069,286	0.6
			570,030,576	14.3
		U.S. Treasury Notes: 22.3%
29,048,000		0.375%, due 04/15/15	29,116,089	0.7
70,060,000		0.250%, due 09/15/14	70,079,196	1.8
63,682,000		0.250%, due 09/15/15	63,582,529	1.6
93,630,000		0.500%, due 10/15/13	93,937,200	2.4
30,480,000		0.500%, due 11/15/13	30,584,790	0.8
4,755,000		0.500%, due 08/15/14	4,778,960	0.1
31,160,000		0.625%, due 04/30/13	31,248,868	0.8
50,927,000		0.625%, due 08/31/17	50,978,742	1.3
30,085,000		0.750%, due 12/15/13	30,284,795	0.8
27,080,000		1.000%, due 07/15/13	27,258,782	0.7
74,115,000		1.000%, due 05/15/14	75,053,000	1.9
45,087,000		1.000%, due 08/31/19	45,009,495	1.1
8,230,000		1.125%, due 06/15/13	8,285,939	0.2
16,940,000		1.375%, due 05/15/13	17,069,032	0.4
14,190,000		1.375%, due 11/30/15	14,650,068	0.4
6,540,000		1.500%, due 03/31/19	6,775,545	0.2
21,922,000		1.625%, due 08/15/22	21,908,299	0.5
13,670,000		1.875%, due 04/30/14	14,026,705	0.3
128,163,000		1.875%, due 09/30/17	136,043,102	3.4
36,650,000		2.625%, due 04/30/18	40,429,531	1.0
74,766,000		0.125%, due 07/31/14	74,628,730	1.9
			885,729,397	22.3
		Total U.S. Treasury Obligations
		(Cost $1,405,999,914)	1,455,759,973	36.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.8%
		Federal Home Loan Mortgage Corporation: 9.2%##
10,425,000		0.500%, due 04/17/15	10,469,890	0.3
7,735,000		1.000%, due 03/08/17	7,842,300	0.2
21,246,000		1.000%, due 09/29/17	21,489,798	0.6
8,405,000		2.500%, due 05/27/16	9,022,431	0.2
29,503,822		2.605%, due 02/01/42	31,041,974	0.8
19,400,000	W	3.500%, due 02/15/41	20,751,937	0.5
5,795,508		3.500%, due 01/01/42	6,220,663	0.2
1,062,088		3.500%, due 01/01/42	1,140,002	0.0
9,971,388		3.500%, due 08/01/42	10,715,347	0.3
4,515,000		3.750%, due 03/27/19	5,270,770	0.1
6,196,440		4.000%, due 01/01/25	6,598,656	0.2
788,502		4.000%, due 08/01/40	848,739	0.0
3,253,307		4.000%, due 11/01/40	3,501,843	0.1
1,218,793		4.000%, due 01/01/41	1,311,903	0.0
5,743,006		4.000%, due 04/01/41	6,185,333	0.2
4,231,206		4.000%, due 05/01/41	4,557,094	0.1
1,335,965		4.000%, due 06/01/41	1,438,862	0.1
432,805		4.000%, due 08/01/41	466,140	0.0
312,375		4.000%, due 08/01/41	336,435	0.0
4,805,569		4.000%, due 10/01/41	5,175,694	0.1
4,345,007		4.000%, due 11/01/41	4,679,661	0.1
766,768		4.000%, due 12/01/41	825,824	0.0
3,837,573		4.000%, due 01/01/42	4,175,717	0.1
3,848,708		4.000%, due 02/01/42	4,145,136	0.1
8,692,214		4.000%, due 03/01/42	9,458,119	0.3
734,789		4.500%, due 03/01/39	790,652	0.0
1,314,511		4.500%, due 08/01/39	1,414,449	0.1
2,118,895		4.500%, due 09/01/39	2,279,988	0.1
1,473,143		4.500%, due 09/01/39	1,585,141	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal Home Loan Mortgage Corporation: (continued)
2,906,852	4.500%, due 09/01/39	$3,127,851	0.1
3,840,442	4.500%, due 10/01/39	4,132,419	0.1
5,087,252	4.500%, due 12/01/39	5,474,020	0.2
869,760	4.500%, due 03/01/40	938,331	0.0
2,873,333	4.500%, due 04/01/40	3,099,864	0.1
572,040	4.500%, due 06/01/40	617,139	0.0
4,835,733	4.500%, due 07/01/40	5,216,979	0.1
3,650,504	4.500%, due 07/01/40	3,938,307	0.1
2,986,690	4.500%, due 08/01/40	3,222,159	0.1
933,847	4.500%, due 08/01/40	1,007,470	0.0
1,030,475	4.500%, due 03/01/41	1,115,259	0.0
3,832,615	4.500%, due 03/01/41	4,147,950	0.1
1,233,078	4.500%, due 04/01/41	1,334,532	0.0
3,534,217	4.500%, due 06/01/41	3,825,001	0.1
3,359,290	4.500%, due 07/01/41	3,635,682	0.1
1,354,123	4.500%, due 08/01/41	1,487,879	0.1
15,826,556	4.500%, due 08/01/41	17,332,481	0.5
140,738	5.000%, due 03/01/34	152,968	0.0
888,387	5.000%, due 12/01/34	965,585	0.0
778,150	5.000%, due 08/01/35	847,228	0.0
3,313,202	5.000%, due 08/01/35	3,607,323	0.1
1,034,220	5.000%, due 10/01/35	1,126,030	0.0
2,368,395	5.000%, due 10/01/35	2,578,643	0.1
1,002,864	5.000%, due 10/01/35	1,091,891	0.0
2,527,764	5.000%, due 12/01/35	2,752,160	0.1
316,311	5.000%, due 04/01/36	344,391	0.0
1,052,849	5.000%, due 11/01/36	1,146,313	0.0
821,360	5.000%, due 02/01/37	890,680	0.0
682,610	5.000%, due 05/01/37	741,821	0.0
9,252,552	5.000%, due 10/01/37	10,073,922	0.3
2,449,248	5.000%, due 03/01/38	2,661,698	0.1
1,665,220	5.000%, due 03/01/38	1,813,045	0.1
5,754,292	5.000%, due 03/01/38	6,253,425	0.2
2,080,438	5.000%, due 04/01/38	2,256,021	0.1
197,853	5.000%, due 10/01/38	214,551	0.0
439,455	5.000%, due 06/01/40	480,389	0.0
880,025	5.000%, due 08/01/40	965,037	0.0
2,723,180	5.000%, due 04/01/41	2,980,241	0.1
190,000	5.400%, due 03/17/21	219,960	0.0
4,841,737	5.500%, due 12/01/24	5,246,395	0.1
668,145	5.500%, due 09/01/34	733,244	0.0
637,439	5.500%, due 01/01/35	699,547	0.0
365,319	5.500%, due 09/01/35	400,456	0.0
6,240,573	5.500%, due 09/01/35	6,840,810	0.2
4,341,587	5.500%, due 10/01/35	4,759,174	0.1
815,593	5.500%, due 03/01/36	891,235	0.0
3,475,751	5.500%, due 03/01/36	3,810,059	0.1
624,922	5.500%, due 05/01/36	682,880	0.0
2,026,355	5.500%, due 06/01/36	2,223,788	0.1
197,977	5.500%, due 07/01/36	216,339	0.0
32,735	5.500%, due 07/01/36	35,924	0.0
1,097,231	5.500%, due 07/01/36	1,198,994	0.0
381,709	5.500%, due 10/01/36	417,111	0.0
1,393,236	5.500%, due 11/01/36	1,522,453	0.1
874,169	5.500%, due 12/01/36	955,245	0.0
419,488	5.500%, due 12/01/36	458,393	0.0
506,481	5.500%, due 12/01/36	553,455	0.0
1,104,364	5.500%, due 02/01/37	1,206,789	0.0
155,544	5.500%, due 02/01/37	169,678	0.0
276,122	5.500%, due 05/01/37	302,766	0.0
55,773	5.500%, due 06/01/37	60,841	0.0
1,243,743	5.500%, due 11/01/37	1,356,763	0.0
585,932	5.500%, due 12/01/37	639,176	0.0
263,994	5.500%, due 03/01/38	287,983	0.0
55,302	5.500%, due 06/01/38	60,275	0.0
113,782	5.500%, due 06/01/38	124,015	0.0
70,486	5.500%, due 08/01/38	77,287	0.0
19,700	5.500%, due 10/01/38	21,472	0.0
209,272	5.500%, due 12/01/38	228,093	0.0
153,846	5.500%, due 12/01/38	167,826	0.0
216,004	5.500%, due 12/01/38	235,430	0.0
1,278,382	5.500%, due 01/01/39	1,393,351	0.0
214,743	5.500%, due 01/01/39	234,257	0.0
346,560	5.500%, due 01/01/40	378,485	0.0
1,044,313	5.500%, due 01/01/40	1,139,210	0.0
466,173	5.500%, due 03/01/40	508,534	0.0
475,175	5.500%, due 01/01/41	518,948	0.0
32,941	6.000%, due 04/01/28	36,917	0.0
313,468	6.000%, due 07/01/28	344,696	0.0
106,547	6.000%, due 04/01/36	117,312	0.0
7,768	6.000%, due 04/01/36	8,553	0.0
26,288	6.000%, due 04/01/36	29,067	0.0
255,915	6.000%, due 06/01/36	281,769	0.0
130,695	6.000%, due 07/01/36	143,899	0.0
42,379	6.000%, due 08/01/36	46,661	0.0
1,299,119	6.000%, due 08/01/36	1,430,365	0.1
122,268	6.000%, due 08/01/36	134,620	0.0
599,587	6.000%, due 01/01/37	660,162	0.0
389,539	6.000%, due 02/01/37	428,892	0.0
32,886	6.000%, due 04/01/37	36,157	0.0
14,072	6.000%, due 06/01/37	15,472	0.0
330,970	6.000%, due 06/01/37	363,890	0.0
5,025	6.000%, due 07/01/37	5,525	0.0
92,262	6.000%, due 07/01/37	101,438	0.0
1,333,763	6.000%, due 08/01/37	1,466,425	0.1
42,816	6.000%, due 08/01/37	47,074	0.0
236,499	6.000%, due 08/01/37	261,279	0.0
403,942	6.000%, due 08/01/37	444,120	0.0
29,805	6.000%, due 08/01/37	32,770	0.0
1,075,249	6.000%, due 08/01/37	1,182,197	0.0
92,982	6.000%, due 08/01/37	102,231	0.0
86,190	6.000%, due 09/01/37	94,763	0.0
20,894	6.000%, due 09/01/37	22,972	0.0
268,626	6.000%, due 09/01/37	295,345	0.0
54,461	6.000%, due 10/01/37	60,168	0.0
233,879	6.000%, due 10/01/37	257,610	0.0
45,812	6.000%, due 10/01/37	50,554	0.0
137,209	6.000%, due 10/01/37	150,857	0.0
236,390	6.000%, due 11/01/37	259,903	0.0
39,052	6.000%, due 11/01/37	42,936	0.0
36,824	6.000%, due 11/01/37	40,487	0.0
635,936	6.000%, due 12/01/37	699,189	0.0
25,931	6.000%, due 12/01/37	28,511	0.0
22,993	6.000%, due 01/01/38	25,280	0.0
479,032	6.000%, due 01/01/38	526,679	0.0
23,167	6.000%, due 02/01/38	25,471	0.0
674,514	6.000%, due 02/01/38	741,604	0.0
460,353	6.000%, due 05/01/38	514,983	0.0
18,893	6.000%, due 06/01/38	20,772	0.0
651,879	6.000%, due 07/01/38	716,718	0.0
647,234	6.000%, due 07/01/38	711,611	0.0
323,176	6.000%, due 08/01/38	355,320	0.0
118,011	6.000%, due 09/01/38	130,228	0.0
1,579,094	6.000%, due 09/01/38	1,736,158	0.1
118,337	6.000%, due 09/01/38	130,108	0.0
113,496	6.000%, due 11/01/38	125,246	0.0
1,165,518	6.000%, due 01/01/39	1,281,446	0.0
1,526,145	6.000%, due 04/01/39	1,677,942	0.1
277,112	6.000%, due 08/01/39	304,329	0.0
428,741	6.000%, due 10/01/39	470,850	0.0
557,181	6.000%, due 11/01/39	612,078	0.0
144,955	6.000%, due 11/01/39	159,191	0.0
134,809	6.000%, due 11/01/39	148,218	0.0
26,075	6.000%, due 12/01/39	28,669	0.0
975,433	6.000%, due 05/01/40	1,072,454	0.0
840,000	6.250%, due 07/15/32	1,273,138	0.0
72,040	6.500%, due 06/01/36	82,096	0.0
11,102	6.500%, due 08/01/36	12,652	0.0
29,940	6.500%, due 10/01/36	34,120	0.0
278,224	6.500%, due 10/01/36	317,061	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation: (continued)
212,157		6.500%, due 07/01/37	$241,773	0.0
35,074		6.500%, due 08/01/37	39,996	0.0
75,180		6.500%, due 09/01/37	85,730	0.0
109,665		6.500%, due 09/01/37	125,054	0.0
58,536		6.500%, due 10/01/37	66,750	0.0
220,874		6.500%, due 11/01/37	251,869	0.0
323,183		6.500%, due 01/01/38	362,421	0.0
245,959		6.500%, due 02/01/38	280,473	0.0
215,995		6.500%, due 02/01/38	242,286	0.0
66,876		6.500%, due 04/01/38	76,304	0.0
219,393		6.500%, due 04/01/38	250,180	0.0
7,839		6.500%, due 05/01/38	8,944	0.0
30,806		6.500%, due 05/01/38	34,672	0.0
42,619		6.500%, due 07/01/38	48,628	0.0
20,504		6.500%, due 08/01/38	23,395	0.0
43,449		6.500%, due 09/01/38	49,575	0.0
3,758		6.500%, due 10/01/38	4,288	0.0
73,648		6.500%, due 10/01/38	84,031	0.0
138,922		6.500%, due 11/01/38	158,417	0.0
59,309		6.500%, due 12/01/38	67,671	0.0
24,655		6.500%, due 12/01/38	28,132	0.0
108,334		6.500%, due 12/01/38	123,608	0.0
1,737,447		6.500%, due 12/01/38	1,982,410	0.1
1,359,147		6.500%, due 12/01/38	1,550,774	0.1
35,420		6.500%, due 01/01/39	40,414	0.0
2,540,000		6.750%, due 03/15/31	3,986,764	0.1
			365,487,591	9.2
		Federal National Mortgage Association: 17.2%##
27,130,000		0.375%, due 03/16/15	27,166,788	0.7
24,450,000		0.875%, due 08/28/14	24,737,630	0.6
6,020,000		1.250%, due 02/27/14	6,116,507	0.2
6,025,000		1.375%, due 11/15/16	6,218,511	0.2
8,750,000		2.375%, due 04/11/16	9,335,287	0.3
20,000,000	W	2.500%, due 07/25/27	20,981,250	0.5
11,308,178		2.500%, due 09/01/27	11,902,741	0.3
5,391,847		3.000%, due 12/01/26	5,726,431	0.2
7,095,891		3.000%, due 01/01/27	7,536,216	0.2
4,019,794		3.000%, due 01/01/27	4,269,237	0.1
14,500,000	W	3.000%, due 07/25/42	15,272,578	0.4
1,393,939		3.500%, due 08/01/26	1,485,105	0.1
1,120,596		3.500%, due 08/01/26	1,193,884	0.0
178,243		3.500%, due 09/01/26	189,901	0.0
1,327,693		3.500%, due 10/01/26	1,414,526	0.1
1,946,265		3.500%, due 10/01/26	2,073,554	0.1
4,333,113		3.500%, due 11/01/26	4,616,506	0.1
4,501,510		3.500%, due 12/01/26	4,795,916	0.1
4,274,836		3.500%, due 12/01/26	4,554,418	0.1
6,344,777		3.500%, due 01/01/27	6,759,737	0.2
15,200,000	W	3.500%, due 01/25/41	16,266,375	0.4
4,071,789		3.500%, due 03/01/41	4,372,265	0.1
4,741,870		3.500%, due 12/01/41	5,091,794	0.1
7,860,817		3.500%, due 01/01/42	8,440,904	0.2
10,939		4.000%, due 07/01/13	11,552	0.0
50,532		4.000%, due 06/01/14	53,438	0.0
109,913		4.000%, due 11/01/20	118,146	0.0
119,206		4.000%, due 07/01/22	127,912	0.0
61,905		4.000%, due 04/01/23	66,291	0.0
38,267		4.000%, due 05/01/23	40,978	0.0
53,648		4.000%, due 07/01/23	57,449	0.0
283,163		4.000%, due 03/01/24	303,225	0.0
222,091		4.000%, due 03/01/24	237,756	0.0
12,865		4.000%, due 04/01/24	13,773	0.0
191,461		4.000%, due 04/01/24	204,966	0.0
1,124,700		4.000%, due 07/01/24	1,204,032	0.0
333,619		4.000%, due 07/01/24	357,151	0.0
19,803		4.000%, due 08/01/24	21,200	0.0
264,518		4.000%, due 01/01/25	283,176	0.0
1,240,443		4.000%, due 02/01/25	1,327,939	0.0
285,707		4.000%, due 02/01/25	305,859	0.0
1,622,907		4.000%, due 06/01/25	1,736,873	0.1
23,602		4.000%, due 07/01/25	25,259	0.0
275,949		4.000%, due 09/01/25	295,327	0.0
247,881		4.000%, due 09/01/25	265,288	0.0
2,161,702		4.000%, due 12/01/25	2,313,503	0.1
1,809,863		4.000%, due 02/01/26	1,937,523	0.1
3,584,717		4.000%, due 03/01/26	3,837,568	0.1
303,804		4.000%, due 03/01/26	325,233	0.0
3,792,834		4.000%, due 04/01/26	4,060,364	0.1
1,097,937		4.000%, due 04/01/26	1,175,381	0.0
489,245		4.000%, due 04/01/26	523,754	0.0
1,842,212		4.000%, due 05/01/26	1,972,153	0.1
989,039		4.000%, due 09/01/26	1,058,802	0.0
934,035		4.000%, due 10/01/40	1,007,904	0.0
1,711,418		4.000%, due 10/01/40	1,870,365	0.1
3,889,928		4.000%, due 12/01/40	4,251,200	0.1
4,731,872		4.000%, due 12/01/40	5,106,092	0.1
10,099,601		4.000%, due 02/01/41	10,898,326	0.3
2,222,763		4.000%, due 03/01/41	2,399,245	0.1
1,596,912		4.000%, due 04/01/41	1,723,703	0.1
1,868,381		4.000%, due 06/01/41	2,016,726	0.1
2,707,900		4.000%, due 08/01/41	2,959,394	0.1
1,643,770		4.000%, due 09/01/41	1,774,281	0.1
2,298,532		4.000%, due 11/01/41	2,480,312	0.1
3,494,972		4.000%, due 11/01/41	3,772,464	0.1
7,829,637		4.000%, due 11/01/41	8,451,289	0.2
11,096,610		4.000%, due 11/01/41	11,977,651	0.3
2,424,988		4.000%, due 12/01/41	2,617,525	0.1
3,827,626		4.000%, due 01/01/42	4,131,529	0.1
1,922,382		4.000%, due 01/01/42	2,075,014	0.1
3,211,199		4.000%, due 02/01/42	3,466,160	0.1
1,740,251		4.000%, due 06/01/42	1,890,930	0.1
2,082,197		4.000%, due 07/01/42	2,262,483	0.1
21,308,000		4.000%, due 07/01/42	23,152,950	0.6
1,802,102		4.000%, due 07/01/42	1,958,137	0.1
9,587		4.500%, due 01/01/13	10,161	0.0
18,809		4.500%, due 01/01/14	20,305	0.0
35,814		4.500%, due 08/01/14	38,688	0.0
37,826		4.500%, due 05/01/19	40,842	0.0
99,873		4.500%, due 05/01/19	108,087	0.0
68,857		4.500%, due 01/01/20	74,543	0.0
81,535		4.500%, due 08/01/20	88,216	0.0
6,776		4.500%, due 06/01/22	7,399	0.0
11,718		4.500%, due 07/01/22	12,656	0.0
159,089		4.500%, due 11/01/22	171,826	0.0
40,860		4.500%, due 02/01/23	44,131	0.0
272,993		4.500%, due 02/01/23	294,851	0.0
911,123		4.500%, due 03/01/23	984,073	0.0
5,754		4.500%, due 03/01/23	6,215	0.0
20,133		4.500%, due 03/01/23	21,745	0.0
206,696		4.500%, due 04/01/23	223,246	0.0
10,456		4.500%, due 04/01/23	11,293	0.0
422,457		4.500%, due 04/01/23	456,282	0.0
152,502		4.500%, due 04/01/23	164,712	0.0
540,384		4.500%, due 04/01/23	583,651	0.0
48,546		4.500%, due 04/01/23	52,113	0.0
15,072		4.500%, due 05/01/23	16,279	0.0
879,189		4.500%, due 05/01/23	949,583	0.0
13,054		4.500%, due 05/01/23	14,099	0.0
8,315		4.500%, due 05/01/23	8,981	0.0
18,743		4.500%, due 07/01/23	20,244	0.0
85,145		4.500%, due 08/01/23	91,963	0.0
90,233		4.500%, due 01/01/24	97,457	0.0
1,650,229		4.500%, due 05/01/24	1,782,358	0.1
1,490,797		4.500%, due 07/01/24	1,612,956	0.1
2,674,921		4.500%, due 08/01/24	2,889,094	0.1
116,053		4.500%, due 09/01/24	125,345	0.0
77,436		4.500%, due 09/01/24	83,636	0.0
347,791		4.500%, due 09/01/24	375,638	0.0
1,361,341		4.500%, due 09/01/24	1,470,339	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: (continued)
112,359		4.500%, due 10/01/24	$121,356	0.0
246,091		4.500%, due 10/01/24	268,717	0.0
871,405		4.500%, due 10/01/24	941,176	0.0
569,943		4.500%, due 11/01/24	615,577	0.0
66,332		4.500%, due 11/01/24	72,679	0.0
66,777		4.500%, due 11/01/24	72,248	0.0
422,577		4.500%, due 11/01/24	456,411	0.0
38,049		4.500%, due 11/01/24	41,547	0.0
27,440		4.500%, due 11/01/24	29,637	0.0
408,054		4.500%, due 12/01/24	440,726	0.0
917,243		4.500%, due 12/01/24	990,684	0.0
10,825		4.500%, due 01/01/25	11,719	0.0
1,021,282		4.500%, due 01/01/25	1,105,606	0.0
377,113		4.500%, due 01/01/25	407,308	0.0
1,974,917		4.500%, due 05/01/25	2,137,979	0.1
106,508		4.500%, due 08/01/25	116,700	0.0
2,768,615		4.500%, due 01/01/26	2,990,290	0.1
1,040,480		4.500%, due 04/01/26	1,127,040	0.0
29,301		4.500%, due 06/01/34	31,807	0.0
116,264		4.500%, due 05/01/35	126,480	0.0
10,868		4.500%, due 03/01/38	11,770	0.0
24,694		4.500%, due 03/01/38	26,745	0.0
23,425		4.500%, due 05/01/38	25,370	0.0
13,278		4.500%, due 05/01/38	14,380	0.0
93,743		4.500%, due 06/01/38	101,643	0.0
126,294		4.500%, due 07/01/38	136,779	0.0
46,419		4.500%, due 07/01/38	50,273	0.0
64,380		4.500%, due 09/01/38	69,725	0.0
2,524,212		4.500%, due 03/01/39	2,782,060	0.1
158,309		4.500%, due 04/01/39	171,453	0.0
210,300		4.500%, due 04/01/39	227,760	0.0
7,466,357		4.500%, due 06/01/39	8,086,248	0.2
2,640,899		4.500%, due 07/01/39	2,860,158	0.1
4,389,189		4.500%, due 07/01/39	4,840,011	0.1
4,366,956		4.500%, due 07/01/39	4,729,521	0.1
8,066,746		4.500%, due 09/01/39	8,736,484	0.2
4,916,008		4.500%, due 10/01/39	5,324,158	0.1
2,876,020		4.500%, due 12/01/39	3,114,800	0.1
2,300,224		4.500%, due 12/01/39	2,491,199	0.1
1,649,770		4.500%, due 12/01/39	1,786,742	0.1
1,155,791		4.500%, due 03/01/40	1,255,362	0.0
2,905,843		4.500%, due 09/01/40	3,156,180	0.1
1,210,652		4.500%, due 10/01/40	1,314,949	0.0
1,849,234		4.500%, due 10/01/40	2,001,961	0.1
1,113,745		4.500%, due 10/01/40	1,209,693	0.0
3,141,297		4.500%, due 03/01/41	3,417,809	0.1
3,677,520		4.500%, due 04/01/41	4,001,233	0.1
1,535,489		4.500%, due 06/01/41	1,670,650	0.1
9,663,846		4.500%, due 06/01/41	10,514,502	0.3
1,742,758		4.500%, due 06/01/41	1,896,164	0.1
1,792,703		4.500%, due 06/01/41	1,950,505	0.1
636,956		4.500%, due 07/01/41	693,024	0.0
571,080		4.500%, due 07/01/41	621,350	0.0
6,694,529		4.500%, due 08/01/41	7,283,813	0.2
4,047,399		4.500%, due 08/01/41	4,403,669	0.1
816,140		4.500%, due 08/01/41	887,981	0.0
835		5.000%, due 12/01/12	886	0.0
1,052		5.000%, due 02/01/14	1,143	0.0
334,563		5.000%, due 02/01/14	340,505	0.0
46,204		5.000%, due 10/01/14	49,854	0.0
36,721		5.000%, due 02/01/15	39,903	0.0
63,653		5.000%, due 04/01/16	69,275	0.0
229,963		5.000%, due 01/01/18	250,788	0.0
568,027		5.000%, due 01/01/18	619,467	0.0
498,156		5.000%, due 02/01/18	543,268	0.0
76,751		5.000%, due 04/01/18	83,702	0.0
4,718		5.000%, due 02/01/20	5,146	0.0
7,060		5.000%, due 06/01/21	7,695	0.0
51,612		5.000%, due 11/01/21	56,253	0.0
150,102		5.000%, due 01/01/22	163,273	0.0
7,740		5.000%, due 02/01/22	8,436	0.0
7,583		5.000%, due 04/01/22	8,248	0.0
273,912		5.000%, due 06/01/22	297,947	0.0
1,611		5.000%, due 06/01/22	1,744	0.0
152,729		5.000%, due 06/01/22	166,131	0.0
15,640		5.000%, due 06/01/22	17,013	0.0
8,970		5.000%, due 07/01/22	9,757	0.0
195,602		5.000%, due 07/01/22	212,765	0.0
293,921		5.000%, due 08/01/22	319,711	0.0
74,709		5.000%, due 09/01/22	81,265	0.0
216,715		5.000%, due 12/01/22	236,273	0.0
168,007		5.000%, due 01/01/23	182,749	0.0
7,657		5.000%, due 01/01/23	8,329	0.0
279,850		5.000%, due 02/01/23	304,099	0.0
5,548		5.000%, due 02/01/23	6,029	0.0
834,468		5.000%, due 02/01/23	906,776	0.0
188,000		5.000%, due 03/01/23	204,290	0.0
177,915		5.000%, due 03/01/23	193,332	0.0
49,018		5.000%, due 03/01/23	53,265	0.0
45,413		5.000%, due 03/01/23	49,348	0.0
6,882		5.000%, due 03/01/23	7,478	0.0
142,095		5.000%, due 04/01/23	154,408	0.0
180,191		5.000%, due 04/01/23	195,805	0.0
274,007		5.000%, due 04/01/23	297,750	0.0
52,160		5.000%, due 04/01/23	56,680	0.0
65,466		5.000%, due 05/01/23	71,138	0.0
51,636		5.000%, due 05/01/23	56,110	0.0
27,714		5.000%, due 05/01/23	30,146	0.0
142,755		5.000%, due 06/01/23	155,125	0.0
48,426		5.000%, due 06/01/23	52,676	0.0
227,902		5.000%, due 06/01/23	247,650	0.0
118,562		5.000%, due 06/01/23	128,836	0.0
108,800		5.000%, due 06/01/23	118,227	0.0
1,563,211		5.000%, due 07/01/23	1,698,666	0.1
658,649		5.000%, due 08/01/23	715,722	0.0
2,322		5.000%, due 09/01/23	2,523	0.0
61,980		5.000%, due 02/01/24	67,351	0.0
613,496		5.000%, due 03/01/24	666,657	0.0
108,211		5.000%, due 04/01/24	117,571	0.0
374,805		5.000%, due 04/01/24	407,224	0.0
249,114		5.000%, due 05/01/24	271,129	0.0
326,957		5.000%, due 06/01/24	355,288	0.0
1,786,265		5.000%, due 08/01/24	1,940,769	0.1
926,630		5.000%, due 07/01/33	1,018,507	0.0
14,000,000	W	5.000%, due 10/15/33	15,273,128	0.4
210,033		5.000%, due 02/01/34	230,859	0.0
219,276		5.000%, due 11/01/34	239,681	0.0
11,896,624		5.000%, due 02/01/35	13,076,195	0.3
2,409,416		5.000%, due 06/01/35	2,648,149	0.1
187,905		5.000%, due 08/01/35	205,743	0.0
968,433		5.000%, due 09/01/35	1,060,369	0.0
2,831,922		5.000%, due 09/01/35	3,100,765	0.1
1,978,540		5.000%, due 09/01/35	2,166,369	0.1
251,086		5.000%, due 10/01/35	274,922	0.0
3,705,512		5.000%, due 10/01/35	4,057,287	0.1
1,211,162		5.000%, due 01/01/36	1,327,541	0.0
3,932,946		5.000%, due 03/01/36	4,310,583	0.1
3,129,014		5.000%, due 03/01/36	3,429,428	0.1
1,083,089		5.000%, due 04/01/36	1,182,863	0.0
33,503		5.000%, due 05/01/36	36,720	0.0
2,635,627		5.000%, due 05/01/36	2,878,422	0.1
520,302		5.000%, due 06/01/36	570,297	0.0
412,487		5.000%, due 12/01/36	452,098	0.0
1,312,681		5.000%, due 12/01/36	1,437,298	0.1
1,260,851		5.000%, due 07/01/37	1,380,548	0.0
1,678,667		5.000%, due 01/01/38	1,834,880	0.1
1,969,364		5.000%, due 02/01/38	2,156,322	0.1
4,141,959		5.000%, due 02/01/38	4,535,168	0.1
2,803,772		5.000%, due 08/01/38	3,073,170	0.1
1,541,585		5.000%, due 07/01/40	1,689,859	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association: (continued)
875,756	5.000%, due 07/01/40	$982,430	0.0
11,310,000	5.375%, due 06/12/17	13,727,388	0.4
16,684	5.500%, due 01/01/13	17,480	0.0
95,666	5.500%, due 11/01/13	103,709	0.0
1,715	5.500%, due 12/01/13	1,859	0.0
51,882	5.500%, due 04/01/14	56,174	0.0
58,456	5.500%, due 12/01/14	63,469	0.0
151,644	5.500%, due 04/01/15	164,635	0.0
78,044	5.500%, due 06/01/15	84,730	0.0
150,509	5.500%, due 04/01/16	163,162	0.0
251,328	5.500%, due 11/01/16	272,859	0.0
89,715	5.500%, due 01/01/17	97,320	0.0
36,187	5.500%, due 01/01/17	39,255	0.0
142,344	5.500%, due 02/01/17	154,538	0.0
2,051	5.500%, due 05/01/17	2,227	0.0
102,850	5.500%, due 10/01/17	111,891	0.0
67,762	5.500%, due 11/01/17	73,341	0.0
316,399	5.500%, due 11/01/17	343,167	0.0
25,778	5.500%, due 02/01/18	27,945	0.0
54,013	5.500%, due 09/01/18	59,064	0.0
213,726	5.500%, due 07/01/20	231,845	0.0
5,943	5.500%, due 04/01/21	6,487	0.0
17,257	5.500%, due 10/01/21	18,839	0.0
35,248	5.500%, due 11/01/21	38,478	0.0
1,457,067	5.500%, due 11/01/21	1,590,610	0.1
362,718	5.500%, due 11/01/21	395,962	0.0
625,028	5.500%, due 12/01/21	682,312	0.0
735,456	5.500%, due 12/01/21	802,862	0.0
513,789	5.500%, due 12/01/21	560,879	0.0
142,002	5.500%, due 01/01/22	155,017	0.0
23,018	5.500%, due 01/01/22	25,419	0.0
29,367	5.500%, due 01/01/22	32,058	0.0
202,430	5.500%, due 02/01/22	220,983	0.0
10,024	5.500%, due 04/01/22	10,943	0.0
116,775	5.500%, due 06/01/22	127,477	0.0
131,722	5.500%, due 06/01/22	143,794	0.0
16,445	5.500%, due 07/01/22	17,952	0.0
198,997	5.500%, due 07/01/22	217,235	0.0
3,371	5.500%, due 07/01/22	3,642	0.0
17,798	5.500%, due 08/01/22	19,429	0.0
76,749	5.500%, due 09/01/22	83,783	0.0
238,714	5.500%, due 09/01/22	260,592	0.0
402,093	5.500%, due 11/01/22	438,946	0.0
56,115	5.500%, due 01/01/23	61,258	0.0
56,680	5.500%, due 01/01/23	61,875	0.0
50,075	5.500%, due 02/01/23	54,664	0.0
38,112	5.500%, due 03/01/23	41,605	0.0
26,110	5.500%, due 04/01/23	28,503	0.0
43,424	5.500%, due 06/01/23	47,404	0.0
119,301	5.500%, due 08/01/23	130,235	0.0
41,511	5.500%, due 08/01/23	45,316	0.0
19,572	5.500%, due 08/01/23	21,366	0.0
274,327	5.500%, due 08/01/23	299,470	0.0
241,669	5.500%, due 09/01/23	263,819	0.0
188,048	5.500%, due 10/01/23	205,283	0.0
25,059	5.500%, due 11/01/23	27,355	0.0
20,430	5.500%, due 11/01/23	22,302	0.0
429,996	5.500%, due 11/01/23	469,406	0.0
344,677	5.500%, due 02/01/24	376,267	0.0
16,449	5.500%, due 03/01/24	17,956	0.0
21,222	5.500%, due 07/01/24	23,008	0.0
381,039	5.500%, due 07/01/24	416,676	0.0
807,062	5.500%, due 05/01/25	878,004	0.0
232,203	5.500%, due 08/01/25	251,744	0.0
22,722	5.500%, due 07/01/27	24,967	0.0
5,000	5.500%, due 08/01/27	5,494	0.0
649,390	5.500%, due 03/01/34	717,105	0.0
651,350	5.500%, due 04/01/34	719,269	0.0
298,851	5.500%, due 11/01/34	330,013	0.0
268,404	5.500%, due 12/01/34	297,901	0.0
3,832,594	5.500%, due 02/01/35	4,232,236	0.1
402,204	5.500%, due 05/01/35	443,641	0.0
2,696,315	5.500%, due 09/01/35	2,974,101	0.1
679,417	5.500%, due 09/01/35	749,414	0.0
892,681	5.500%, due 04/01/36	984,649	0.0
1,160,370	5.500%, due 04/01/36	1,274,114	0.0
194,435	5.500%, due 05/01/36	213,495	0.0
871,795	5.500%, due 06/01/36	957,253	0.0
1,794,073	5.500%, due 07/01/36	1,981,149	0.1
1,378,475	5.500%, due 11/01/36	1,513,599	0.1
2,127,420	5.500%, due 12/01/36	2,346,597	0.1
324,751	5.500%, due 12/01/36	358,208	0.0
5,176,804	5.500%, due 12/01/36	5,684,258	0.2
592,476	5.500%, due 01/01/37	653,516	0.0
3,336,262	5.500%, due 03/01/37	3,663,298	0.1
604,210	5.500%, due 03/01/37	663,438	0.0
6,131,398	5.500%, due 03/01/37	6,724,761	0.2
2,455,067	5.500%, due 08/01/37	2,707,999	0.1
14,909	5.500%, due 01/01/38	16,352	0.0
11,341	5.500%, due 01/01/38	12,438	0.0
39,400	5.500%, due 01/01/38	43,213	0.0
179,147	5.500%, due 03/01/38	196,484	0.0
328,485	5.500%, due 05/01/38	360,274	0.0
2,282,177	5.500%, due 06/01/38	2,505,887	0.1
469,602	5.500%, due 06/01/38	515,047	0.0
7,082,511	5.500%, due 09/01/38	7,767,918	0.2
2,381,207	5.500%, due 12/01/38	2,611,647	0.1
724,912	5.500%, due 06/01/39	795,065	0.0
86,961	5.500%, due 04/01/40	97,279	0.0
428,210	5.500%, due 05/01/40	469,650	0.0
1,181,715	5.500%, due 06/01/40	1,296,075	0.0
880,544	5.500%, due 06/01/40	974,563	0.0
44,791	5.500%, due 07/01/40	49,126	0.0
234,912	6.000%, due 10/01/18	252,475	0.0
44,242	6.000%, due 01/01/34	50,080	0.0
18,206	6.000%, due 07/01/34	20,467	0.0
356,289	6.000%, due 12/01/34	403,307	0.0
275,200	6.000%, due 05/01/35	306,571	0.0
569,586	6.000%, due 01/01/36	642,615	0.0
279,855	6.000%, due 01/01/36	314,599	0.0
182,814	6.000%, due 02/01/36	202,369	0.0
124,970	6.000%, due 03/01/36	138,337	0.0
263,922	6.000%, due 03/01/36	292,152	0.0
117,329	6.000%, due 04/01/36	129,879	0.0
253,750	6.000%, due 04/01/36	280,892	0.0
915,000	6.000%, due 04/18/36	1,069,840	0.0
728,528	6.000%, due 05/01/36	806,454	0.0
3,931	6.000%, due 06/01/36	4,351	0.0
84,012	6.000%, due 08/01/36	92,998	0.0
21,422	6.000%, due 08/01/36	23,714	0.0
689,135	6.000%, due 09/01/36	762,847	0.0
421,558	6.000%, due 09/01/36	466,650	0.0
284,336	6.000%, due 09/01/36	314,749	0.0
590,491	6.000%, due 09/01/36	653,652	0.0
208,626	6.000%, due 10/01/36	230,941	0.0
50,402	6.000%, due 10/01/36	55,825	0.0
436,181	6.000%, due 12/01/36	485,903	0.0
2,590,206	6.000%, due 12/01/36	2,869,713	0.1
126,078	6.000%, due 01/01/37	139,564	0.0
56,420	6.000%, due 02/01/37	62,490	0.0
49,238	6.000%, due 04/01/37	54,563	0.0
872,624	6.000%, due 07/01/37	965,964	0.0
47,767	6.000%, due 08/01/37	52,877	0.0
50,809	6.000%, due 08/01/37	56,244	0.0
93,566	6.000%, due 08/01/37	102,872	0.0
224,918	6.000%, due 08/01/37	248,976	0.0
553,527	6.000%, due 09/01/37	612,735	0.0
143,144	6.000%, due 09/01/37	158,456	0.0
139,526	6.000%, due 09/01/37	154,450	0.0
216,096	6.000%, due 09/01/37	239,210	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association: (continued)
9,832	6.000%, due 09/01/37	$10,884	0.0
50,037	6.000%, due 09/01/37	55,389	0.0
13,315	6.000%, due 09/01/37	14,739	0.0
17,579	6.000%, due 10/01/37	19,459	0.0
36,719	6.000%, due 10/01/37	40,904	0.0
20,135	6.000%, due 10/01/37	22,289	0.0
5,323	6.000%, due 10/01/37	5,893	0.0
48,811	6.000%, due 11/01/37	54,032	0.0
542,612	6.000%, due 11/01/37	600,652	0.0
320,336	6.000%, due 11/01/37	354,600	0.0
205,608	6.000%, due 11/01/37	227,601	0.0
258,072	6.000%, due 11/01/37	285,677	0.0
49,840	6.000%, due 11/01/37	55,171	0.0
255,795	6.000%, due 11/01/37	283,156	0.0
325,770	6.000%, due 12/01/37	360,616	0.0
1,064,492	6.000%, due 12/01/37	1,178,355	0.0
89,739	6.000%, due 12/01/37	99,337	0.0
71,813	6.000%, due 12/01/37	79,495	0.0
828,853	6.000%, due 12/01/37	911,294	0.0
14,963	6.000%, due 01/01/38	16,563	0.0
223,818	6.000%, due 01/01/38	247,898	0.0
355,532	6.000%, due 01/01/38	393,562	0.0
258,961	6.000%, due 01/01/38	284,719	0.0
41,552	6.000%, due 02/01/38	45,906	0.0
304,258	6.000%, due 02/01/38	336,993	0.0
69,244	6.000%, due 03/01/38	76,499	0.0
370,565	6.000%, due 03/01/38	409,392	0.0
2,980,271	6.000%, due 04/01/38	3,299,054	0.1
220,009	6.000%, due 04/01/38	243,061	0.0
352,198	6.000%, due 05/01/38	389,100	0.0
236,472	6.000%, due 05/01/38	261,249	0.0
32,257	6.000%, due 06/01/38	35,636	0.0
175,966	6.000%, due 07/01/38	194,403	0.0
642,894	6.000%, due 07/01/38	710,254	0.0
8,157	6.000%, due 08/01/38	9,012	0.0
29,102	6.000%, due 08/01/38	32,497	0.0
301,031	6.000%, due 09/01/38	332,572	0.0
855,743	6.000%, due 09/01/38	945,405	0.0
83,455	6.000%, due 09/01/38	93,086	0.0
14,799	6.000%, due 09/01/38	16,271	0.0
531,412	6.000%, due 10/01/38	586,848	0.0
933,105	6.000%, due 10/01/38	1,030,872	0.0
72,045	6.000%, due 10/01/38	79,594	0.0
602,798	6.000%, due 10/01/38	665,957	0.0
64,261	6.000%, due 10/01/38	70,994	0.0
75,260	6.000%, due 05/01/39	83,145	0.0
6,742,694	6.000%, due 10/01/39	7,463,921	0.2
219,298	6.000%, due 11/01/39	242,276	0.0
231	6.500%, due 02/01/18	259	0.0
39,539	6.500%, due 04/01/28	45,829	0.0
2,026	6.500%, due 04/01/30	2,326	0.0
7,592	6.500%, due 02/01/32	8,781	0.0
90,405	6.500%, due 08/01/32	104,562	0.0
128,628	6.500%, due 02/01/34	147,062	0.0
39,842	6.500%, due 11/01/34	45,586	0.0
104,085	6.500%, due 01/01/36	118,893	0.0
220,136	6.500%, due 03/01/36	250,719	0.0
634,089	6.500%, due 04/01/36	722,181	0.0
16,187	6.500%, due 05/01/36	18,490	0.0
38,671	6.500%, due 06/01/36	44,043	0.0
199,030	6.500%, due 07/01/36	226,680	0.0
11,999	6.500%, due 07/01/36	13,666	0.0
958,130	6.500%, due 07/01/36	1,091,240	0.0
22,463	6.500%, due 07/01/36	25,522	0.0
705,393	6.500%, due 07/01/36	803,392	0.0
152,252	6.500%, due 07/01/36	173,404	0.0
10,073	6.500%, due 08/01/36	11,472	0.0
12,735	6.500%, due 08/01/36	14,451	0.0
138,751	6.500%, due 09/01/36	158,027	0.0
24,633	6.500%, due 09/01/36	28,140	0.0
10,084	6.500%, due 09/01/36	11,485	0.0
1,071,559	6.500%, due 09/01/36	1,220,429	0.0
35,915	6.500%, due 11/01/36	40,905	0.0
13,880	6.500%, due 11/01/36	15,808	0.0
5,989	6.500%, due 11/01/36	6,822	0.0
23,175	6.500%, due 12/01/36	26,395	0.0
15,683	6.500%, due 12/01/36	17,809	0.0
12,241	6.500%, due 12/01/36	13,942	0.0
5,661	6.500%, due 01/01/37	6,447	0.0
176,882	6.500%, due 01/01/37	201,456	0.0
258,396	6.500%, due 01/01/37	294,294	0.0
286,985	6.500%, due 01/01/37	326,855	0.0
192,652	6.500%, due 02/01/37	219,557	0.0
79,413	6.500%, due 03/01/37	90,446	0.0
144,658	6.500%, due 03/01/37	164,861	0.0
2,530	6.500%, due 03/01/37	2,883	0.0
464,327	6.500%, due 03/01/37	529,174	0.0
527,712	6.500%, due 03/01/37	601,412	0.0
8,706	6.500%, due 04/01/37	9,922	0.0
34,360	6.500%, due 04/01/37	39,158	0.0
276,403	6.500%, due 04/01/37	313,556	0.0
10,466	6.500%, due 07/01/37	11,927	0.0
52,921	6.500%, due 08/01/37	60,312	0.0
26,178	6.500%, due 08/01/37	29,834	0.0
3,456	6.500%, due 08/01/37	3,917	0.0
38,652	6.500%, due 08/01/37	44,050	0.0
327,284	6.500%, due 09/01/37	372,992	0.0
1,785,127	6.500%, due 09/01/37	2,034,436	0.1
19,565	6.500%, due 09/01/37	22,298	0.0
86,572	6.500%, due 09/01/37	98,662	0.0
14,695	6.500%, due 09/01/37	16,748	0.0
173,496	6.500%, due 09/01/37	197,726	0.0
53,486	6.500%, due 09/01/37	60,956	0.0
2,397	6.500%, due 09/01/37	2,732	0.0
15,016	6.500%, due 09/01/37	17,113	0.0
3,674	6.500%, due 09/01/37	4,187	0.0
37,348	6.500%, due 10/01/37	42,564	0.0
14,076	6.500%, due 10/01/37	16,042	0.0
24,721	6.500%, due 10/01/37	28,155	0.0
445,800	6.500%, due 10/01/37	508,061	0.0
138,369	6.500%, due 10/01/37	157,694	0.0
586,477	6.500%, due 11/01/37	668,384	0.0
4,056	6.500%, due 12/01/37	4,622	0.0
228,199	6.500%, due 12/01/37	260,070	0.0
130,937	6.500%, due 12/01/37	145,945	0.0
1,081,661	6.500%, due 12/01/37	1,232,726	0.0
14,151	6.500%, due 12/01/37	16,127	0.0
3,826	6.500%, due 12/01/37	4,360	0.0
25,603	6.500%, due 12/01/37	29,179	0.0
7,453	6.500%, due 12/01/37	8,432	0.0
3,175	6.500%, due 01/01/38	3,620	0.0
153,056	6.500%, due 01/01/38	174,432	0.0
12,727	6.500%, due 01/01/38	14,505	0.0
158,268	6.500%, due 01/01/38	180,372	0.0
1,024,148	6.500%, due 02/01/38	1,167,858	0.0
490,391	6.500%, due 03/01/38	559,204	0.0
502,837	6.500%, due 04/01/38	573,063	0.0
24,803	6.500%, due 05/01/38	27,976	0.0
1,775	6.500%, due 06/01/38	2,006	0.0
877,326	6.500%, due 08/01/38	1,000,434	0.0
1,510,080	6.500%, due 08/01/38	1,721,978	0.1
427,496	6.500%, due 08/01/38	487,483	0.0
121,789	6.500%, due 09/01/38	137,785	0.0
99,880	6.500%, due 09/01/38	113,238	0.0
333,016	6.500%, due 09/01/38	379,746	0.0
42,940	6.500%, due 10/01/38	48,550	0.0
222,983	6.500%, due 10/01/38	254,125	0.0
459,153	6.500%, due 10/01/38	523,583	0.0
444,925	6.500%, due 10/01/38	507,063	0.0
420,905	6.500%, due 11/01/38	479,968	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: (continued)
12,962		6.500%, due 01/01/39	$14,762	0.0
229,177		6.500%, due 01/01/39	259,120	0.0
225,888		6.500%, due 03/01/39	257,585	0.0
30,258		6.500%, due 08/01/39	34,522	0.0
18,365		6.500%, due 09/01/39	20,953	0.0
805,000		6.625%, due 11/15/30	1,240,085	0.0
3,430,000		7.125%, due 01/15/30	5,448,792	0.2
1,560,000		7.250%, due 05/15/30	2,526,244	0.1
			684,660,098	17.2
		Government National Mortgage Association: 7.0%
53,000,000	W	3.500%, due 02/15/41	57,927,341	1.5
4,716,410		3.500%, due 10/20/41	5,167,627	0.1
2,965,203		3.500%, due 01/20/42	3,248,882	0.1
11,000,000	W	4.000%, due 11/15/39	12,106,875	0.3
3,057,743		4.000%, due 12/20/40	3,378,191	0.1
16,354,876		4.000%, due 12/20/41	18,025,410	0.5
11,651,390		4.000%, due 01/20/42	12,841,496	0.3
5,737,566		4.500%, due 07/20/40	6,372,144	0.2
5,855,392		4.500%, due 02/20/41	6,500,792	0.2
7,086,907		4.500%, due 05/20/41	7,868,049	0.2
7,846,408		4.500%, due 06/20/41	8,686,155	0.2
14,183,286		4.500%, due 07/20/41	15,701,226	0.4
8,099,925		4.500%, due 09/20/41	8,992,724	0.2
13,968,503		4.500%, due 10/20/41	15,508,156	0.4
13,240,739		4.500%, due 12/20/41	14,700,175	0.4
83,225		5.000%, due 10/15/37	92,054	0.0
13,473		5.000%, due 04/15/38	14,858	0.0
578,372		5.000%, due 03/15/39	640,030	0.0
483,529		5.000%, due 08/15/39	535,077	0.0
4,953,803		5.000%, due 09/15/39	5,481,914	0.1
6,530,930		5.000%, due 09/15/39	7,227,174	0.2
4,880,390		5.000%, due 02/15/40	5,412,876	0.1
4,669,771		5.000%, due 04/15/40	5,176,358	0.1
7,206,433		5.000%, due 06/15/40	7,992,706	0.2
500,960		5.000%, due 07/15/40	555,619	0.0
5,218,623		5.000%, due 04/15/42	5,766,811	0.2
6,015,706		5.000%, due 04/20/42	6,651,249	0.2
290,329		5.500%, due 07/20/38	323,894	0.0
3,045,047		5.500%, due 09/20/39	3,383,072	0.1
168,889		5.500%, due 10/20/39	188,414	0.0
5,157,805		5.500%, due 11/20/39	5,730,363	0.2
92,319		5.500%, due 11/20/39	102,992	0.0
64,840		5.500%, due 12/20/40	72,336	0.0
173,712		5.500%, due 01/20/41	194,228	0.0
628,614		5.500%, due 03/20/41	701,287	0.0
2,066,972		5.500%, due 04/20/41	2,305,931	0.1
3,584,058		5.500%, due 05/20/41	3,998,404	0.1
3,301,448		5.500%, due 06/20/41	3,683,122	0.1
131,879		6.000%, due 10/15/36	149,288	0.0
344,494		6.000%, due 08/15/37	389,701	0.0
401,087		6.000%, due 11/15/37	453,721	0.0
67,435		6.000%, due 12/15/37	76,284	0.0
301,318		6.000%, due 01/15/38	340,671	0.0
329,763		6.000%, due 01/15/38	372,831	0.0
935,567		6.000%, due 02/15/38	1,057,755	0.0
6,780		6.000%, due 02/15/38	7,665	0.0
180,465		6.000%, due 02/15/38	204,381	0.0
10,590		6.000%, due 04/15/38	11,973	0.0
2,018,274		6.000%, due 05/15/38	2,281,866	0.1
1,072,546		6.000%, due 05/15/38	1,213,643	0.0
286,006		6.000%, due 07/15/38	323,359	0.0
400,098		6.000%, due 09/15/38	452,352	0.0
543,756		6.000%, due 11/15/38	614,772	0.0
4,644,736		6.000%, due 08/20/40	5,263,896	0.1
43,170		7.000%, due 12/15/37	49,910	0.0
			276,520,080	7.0
		Other U.S. Agency Obligations: 0.2%
1,500,000		1.875%, due 08/15/22	1,495,417	0.0
75,000		5.125%, due 08/25/16	88,189	0.0
10,000		6.150%, due 01/15/38	14,743	0.0
5,000,000		7.125%, due 05/01/30	7,802,350	0.2
			9,400,699	0.2
		Sovereign: 0.2%
7,770,000		1.250%, due 08/01/19	7,805,594	0.2
		Total U.S. Government Agency Obligations
		(Cost $1,303,997,713)	1,343,874,062	33.8
		FOREIGN GOVERNMENT BONDS: 2.0%
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	3,007,875	0.1
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,974,462	0.3
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,939,838	0.1
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	13,469,200	0.3
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,376,150	0.1
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	5,910,000	0.2
1,405,000		Poland Government International Bond, 5.125%, 04/21/21	1,640,337	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	15,824,636	0.4
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,658,669	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	206,150	0.0
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,744,450	0.1
		Regional(state/provnc): 0.2%
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,807,708	0.2
		Total Foreign Government Bonds
		(Cost $72,846,348)	77,559,475	2.0
		Total Long-Term Investments
		(Cost $3,760,565,603)	3,945,568,567	99.3
SHORT-TERM INVESTMENTS: 4.1%
		Commercial Paper: 3.6%
12,000,000		Daimler AG, 0.430%, 10/17/12	11,997,563	0.3
1,350,000		Daimler AG, 0.430%, 10/22/12	1,349,645	0.0
3,350,000		Daimler AG, 0.720%, 03/15/13	3,338,878	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Commercial Paper: (continued)
5,400,000	Kinder Morgan Energy Partners, L.P., 0.490%, 10/03/12	$5,399,780	0.1
5,800,000	Kinder Morgan Energy Partners, L.P., 0.510%, 10/12/12	5,799,007	0.1
8,800,000	Kinder Morgan Energy Partners, L.P., 0.510%, 10/30/12	8,796,260	0.2
18,000,000	Pacific Gas & Electric Co., 0.270%, 10/03/12	17,999,595	0.5
7,000,000	Potash Corp., 0.300%, 10/31/12	6,998,192	0.2
20,000,000	Verizon Communications, Inc., 0.430%, 12/06/12	19,984,000	0.5
8,500,000	Vodafone Group Plc, 0.460%, 12/20/12	8,491,245	0.2
10,000,000	Vodafone Group Plc, 0.470%, 12/28/12	9,988,300	0.3
10,500,000	Volkswagon AG, 0.430%, 10/18/12	10,497,769	0.3
11,000,000	Weatherford International Ltd., 0.470%, 10/01/12	10,999,856	0.3
7,000,000	Weatherford International Ltd., 0.520%, 10/18/12	6,998,180	0.2
2,000,000	Weatherford International Ltd., 0.610%, 10/16/12	1,999,458	0.0
10,250,000	Westpac Securities NZ Ltd., 0.280%, 03/08/13	10,237,495	0.3
		140,875,223	3.6

Shares			Value	Percentage of Net Assets
		Banks: 0.4%
17,000,000		JPMorgan Chase & Co.
		(Cost $17,000,000)	$16,998,810	0.4
		Mutual Funds: 0.1%
5,005,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,005,000)	5,005,000	0.1
		Total Short-Term Investments
		(Cost $162,836,582)	162,879,033	4.1
		Total Investments in Securities	$4,108,447,600	103.4
		(Cost $3,923,402,185)
		Liabilities in Excess of Other Assets	(133,643,742)	(3.4)
		Net Assets	$3,974,803,858	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
		Cost for federal income tax purposes is $3,924,262,276.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$185,650,771
		Gross Unrealized Depreciation	(1,465,447)
		Net Unrealized Appreciation	$184,185,324

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$945,198,000	$—	$945,198,000
Collateralized Mortgage Obligations	—	74,975,011	—	74,975,011
Municipal Bonds	—	37,247,420	—	37,247,420
Other Bonds	—	1,965,000	—	1,965,000
Short-Term Investments	5,005,000	140,875,223	—	145,880,223
Financial Company Commercial Paper	—	16,998,810	—	16,998,810
U.S. Treasury Obligations	—	1,455,759,973	—	1,455,759,973
U.S. Government Agency Obligations	—	1,343,874,062	—	1,343,874,062
Asset-Backed Securities	—	8,989,626	—	8,989,626
Foreign Government Bonds	—	77,559,475	—	77,559,475
Total Investments, at fair value	$5,005,000	$4,103,442,600	$—	$4,108,447,600

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Consumer Discretionary: 3.2%
22,873	Arcelik A/S	$121,801	0.1
1,793	Axel Springer AG	77,763	0.0
7,543	Bayerische Motoren Werke AG	553,126	0.3
16,508	British Sky Broadcasting PLC	198,138	0.1
4,000	Cablevision Systems Corp.	63,400	0.0
2,626	Cie Generale des Etablissements Michelin	205,620	0.1
15,416	Crown Ltd.	144,974	0.1
20,781	DaimlerChrysler AG	1,008,618	0.6
5,257	Electrolux AB	129,898	0.1
1,253	Eutelsat Communications	40,258	0.0
16,415	Ford Otomotiv Sanayi A/S	169,843	0.1
4,600	H&R Block, Inc.	79,718	0.0
23,096	Harvey Norman Holdings Ltd.	46,215	0.0
22,538	Hennes & Mauritz AB	784,394	0.4
3,000	Jardine Cycle & Carriage Ltd.	117,101	0.1
3,827	Lagardere SCA	104,531	0.1
4,300	Leggett & Platt, Inc.	107,715	0.1
26,081	Marks & Spencer Group PLC	150,514	0.1
2,528	Nokian Renkaat OYJ	103,193	0.1
12,733	Pearson PLC	248,913	0.1
13,009	Reed Elsevier NV	173,511	0.1
19,900	Reed Elsevier PLC	190,508	0.1
1,700	Sankyo Co., Ltd.	79,090	0.0
3,800	Shaw Communications, Inc. - Class B	77,770	0.0
46,000	Singapore Press Holdings Ltd.	152,254	0.1
53,074	Tattersall’s Ltd.	148,604	0.1
10,400	Thomson Reuters Corp.	300,649	0.2
21,384	TUI Travel PLC	80,968	0.0
6,382	Wolters Kluwer NV	119,891	0.1
		5,778,978	3.2
	Consumer Staples: 5.7%
31,871	Altria Group, Inc.	1,064,173	0.6
24,500	Astra Agro Lestari Tbk PT	56,006	0.0
7,400	Avon Products, Inc.	118,030	0.1
7,400	British American Tobacco Malaysia Bhd	146,038	0.1
27,119	British American Tobacco PLC	1,393,471	0.8
15,372	Carrefour S.A.	318,871	0.2
2,193	Casino Guichard Perrachon S.A.	193,985	0.1
13,583	Coca-Cola Amatil Ltd.	190,697	0.1
3,800	ConAgra Foods, Inc.	104,842	0.1
1,516	Delhaize Group	58,550	0.0
38,300	Grupo Modelo S.A.	344,832	0.2
14,616	Imperial Tobacco Group PLC	541,474	0.3
30,345	J Sainsbury PLC	170,539	0.1
11,509	Koninklijke Ahold NV	144,145	0.1
2,467	KT&G Corp.	188,006	0.1
10,100	Kuala Lumpur Kepong BHD	72,809	0.0
2,400	Lorillard, Inc.	279,480	0.1
19,643	Metcash Ltd.	71,914	0.0
5,530	Metro AG	165,676	0.1
7,500	Natura Cosmeticos S.A.	203,107	0.1
20,825	Parmalat S.p.A.	44,506	0.0
9,159	Reckitt Benckiser PLC	527,693	0.3
10,500	Reynolds American, Inc.	455,070	0.2
900	Safeway, Inc.	14,481	0.0
2,400	Shiseido Co., Ltd.	32,898	0.0
4,900	Sysco Corp.	153,223	0.1
10,896	Tate & Lyle PLC	117,197	0.1
120,900	Tesco PLC	649,237	0.4
17,606	Unilever PLC	642,831	0.4
24,414	Wesfarmers Ltd.	864,068	0.5
35,389	WM Morrison Supermarkets PLC	163,169	0.1
25,818	Woolworths Ltd.	768,783	0.4
		10,259,801	5.7
	Energy: 13.0%
6,034	Aker Kvaerner ASA	114,945	0.1
6,800	ARC Resources Ltd.	165,314	0.1
2,200	Baytex Energy Corp.	104,551	0.1
6,247	Bonavista Energy Corp.	110,821	0.1
290,132	BP PLC	2,045,401	1.1
6,993	Caltex Australia Ltd.	119,145	0.1
11,300	Canadian Oil Sands Ltd.	241,954	0.1
252,000	China Petroleum & Chemical Corp.	233,752	0.1
50,000	China Shenhua Energy Co., Ltd.	193,205	0.1
499,000	CNOOC Ltd.	1,013,140	0.6
19,152	ConocoPhillips	1,095,111	0.6
5,700	Cresent Point Energy Corp.	252,386	0.1
2,500	Diamond Offshore Drilling	164,525	0.1
9,000	EnCana Corp.	197,101	0.1
9,500	Enerplus Corp.	157,512	0.1
80,376	ENI S.p.A.	1,762,121	1.0
3,755	Exxaro Resources Ltd.	72,646	0.0
139,000	Formosa Petrochemical Corp.	417,009	0.2
207,955	Gazprom OAO ADR	2,085,789	1.2
14,700	Husky Energy, Inc.	395,050	0.2
40,500	Indo Tambangraya Megah PT	177,684	0.1
33,800	JX Holdings, Inc.	184,635	0.1
11,027	Lukoil OAO ADR	679,263	0.4
17,000	Gazprom Neft JSC ADR	417,690	0.2
5,632	OMV AG	197,290	0.1
14,833	Origin Energy Ltd.	173,799	0.1
3,370	Pembina Pipeline Corp.	94,611	0.0
15,501	Pengrowth Energy Corp.	104,538	0.1
12,813	Penn West Petroleum Ltd.	182,335	0.1
5,000	PetroBakken Energy Ltd.	70,949	0.0
252,000	PetroChina Co., Ltd.	325,792	0.2
92,800	Petroleo Brasileiro SA	1,062,010	0.6

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy: (continued)
6,200		Petronas Dagangan BHD	$45,619	0.0
35,200		PTT PCL	375,447	0.2
32,656		Repsol YPF S.A.	634,640	0.4
46,536		Royal Dutch Shell PLC - Class B	1,656,026	0.9
8,048		Sasol Ltd.	358,858	0.2
1,905		S-Oil Corp.	179,884	0.1
8,700		Spectra Energy Corp.	255,432	0.1
47,367		Statoil ASA	1,222,381	0.7
4,435		Tatneft ADR	184,480	0.1
34,400		Thai Oil PCL	72,786	0.0
10,000		TonenGeneral Sekiyu KK	86,737	0.1
46,961		Total S.A.	2,336,306	1.3
10,024		TransCanada Corp.	456,183	0.3
8,771		Tupras Turkiye Petrol Rafine	200,273	0.1
2,800		Veresen, Inc.	36,713	0.0
2,100		Vermilion Energy, Inc.	98,688	0.1
10,368		Woodside Petroleum Ltd.	354,675	0.2
4,849		WorleyParsons Ltd.	141,486	0.1
52,000		Yanzhou Coal Mining Co., Ltd.	78,315	0.0
			23,387,003	13.0
		Financials: 25.4%
27,596		Aberdeen Asset Management PLC	138,850	0.1
11,334		ABSA Group Ltd.	189,097	0.1
6,278		Admiral Group PLC	106,996	0.1
24,028		African Bank Investments Ltd.	95,602	0.1
5,763		Ageas	138,452	0.1
8,095		Allianz AG	965,438	0.5
18,964		Amlin PLC	123,697	0.1
69,187		AMP Ltd.	309,113	0.2
20,000		Aozora Bank Ltd.	61,160	0.0
3,300		Ares Capital Corp.	56,562	0.0
16,987		Ashmore Group PLC	93,661	0.1
5,728		ASX Ltd.	175,018	0.1
75,551		Australia & New Zealand Banking Group Ltd.	1,930,754	1.1
93,559		Aviva PLC	483,453	0.3
49,925		AXA S.A.	743,267	0.4
1,076		Baloise Holding AG	84,674	0.0
1,510,840		Banco de Chile	211,202	0.1
71,300		Banco do Brasil S.A.	872,236	0.5
16,510		Banco Popular Espanol S.A.	36,144	0.0
60,000		Banco Santander Brasil S.A.	440,104	0.2
1,655		Bank Handlowy w Warszawie	45,502	0.0
1,347	@, X	Bank of Austria - Escrow	—	—
1,572,800		Bank of China Ltd.	595,350	0.3
9,041		Bank of Montreal	534,312	0.3
13,252		Bank of Nova Scotia	726,831	0.4
3,705		Bank Pekao S.A.	182,781	0.1
133,241		Barclays PLC	462,695	0.3
63,542		Banco Bilbao Vizcaya Argentaria S.A.	499,939	0.3
7,375		Bendigo Bank Ltd.	58,607	0.0
36,400		BM&F Bovespa S.A.	219,235	0.1
15,865		BNP Paribas	752,177	0.4
174,000		BOC Hong Kong Holdings Ltd.	550,292	0.3
14,859		British Land Co. PLC	125,502	0.1
6,800		Canadian Imperial Bank of Commerce	532,255	0.3
287,000		China Citic Bank	135,323	0.1
3,458,000		China Construction Bank	2,384,949	1.3
325,245		China Development Financial Holding Corp.	80,122	0.0
82,688		Chinatrust Financial Holding Co., Ltd.	49,676	0.0
149,000		Chongqing Rural Commercial Bank	58,468	0.0
35,000		Sumitomo Mitsui Trust Holdings, Inc.	103,910	0.1
6,200		CI Financial Corp.	143,285	0.1
3,600		Cincinnati Financial Corp.	136,404	0.1
15,092		CNP Assurances	196,963	0.1
43,215		Commonwealth Bank of Australia	2,488,240	1.4
7,907,406		Corpbanca	95,369	0.1
76,164		CaixaBank	286,863	0.2
1,600		Daito Trust Construction Co., Ltd.	160,615	0.1
26,000		DBS Group Holdings Ltd.	303,687	0.2
3,286		Delta Lloyd NV	49,967	0.0
4,179		Deutsche Boerse AG	231,256	0.1
7,500		Duke Realty Corp.	110,250	0.1
977		Euler Hermes SA	64,569	0.0
14,817		Gjensidige Forsikring ASA	205,861	0.1
18,450		Great-West Lifeco, Inc.	419,634	0.2
86,000		Guangzhou R&F Properties Co., Ltd.	98,429	0.1
8,853		Hammerson PLC	64,620	0.0
31,800		Hang Seng Bank Ltd.	486,128	0.3
2,714		Hannover Rueckversicheru - Reg	173,674	0.1
3,511		Hargreaves Lansdown PLC	35,709	0.0
7,300		HCP, Inc.	324,704	0.2
3,100		Health Care Real Estate Investment Trust, Inc.	179,025	0.1
11,500		Hong Kong Exchanges and Clearing Ltd.	172,774	0.1
3,800		Hospitality Properties Trust	90,364	0.0
284,806		HSBC Holdings PLC	2,645,786	1.5
13,300		Hudson City Bancorp., Inc.	105,868	0.1
14,717		ICAP PLC	76,501	0.0
4,950		IGM Financial, Inc.	193,297	0.1
1,364,000		Industrial and Commercial Bank of China Ltd.	800,368	0.4
6,930		Industrial Bank Of Korea	75,938	0.0
47,723		Insurance Australia Group	215,239	0.1
234,502		Intesa Sanpaolo S.p.A.	357,579	0.2
1,362		Investor AB	29,046	0.0
35,000		Keppel Land Ltd.	100,719	0.1
4,900		Kimco Realty Corp.	99,323	0.1
901		Kinnevik Investment AB	18,730	0.0

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Financials: (continued)
4,496	Klepierre	$157,525	0.1
842	Komercni Banka AS	167,141	0.1
120,400	Krung Thai Bank PCL	71,401	0.0
126,378	Legal & General Group PLC	269,806	0.1
14,537	Lend Lease Corp., Ltd.	117,753	0.1
3,500	Liberty Property Trust	126,840	0.1
2,200	Macerich Co.	125,906	0.1
7,641	Macquarie Group Ltd.	224,055	0.1
196,300	Malayan Banking BHD	577,777	0.3
83,486	Man Group PLC	111,322	0.1
25,300	Manulife Financial Corp.	304,959	0.2
74,459	Corp. Mapfre S.A.	204,158	0.1
9,335	Mediobanca S.p.A.	50,015	0.0
215,849	Mega Financial Holdings Co., Ltd.	165,525	0.1
6,600	Mitsui Sumitomo Insurance Group Holdings, Inc.	113,932	0.1
379,500	Mizuho Financial Group, Inc.	615,943	0.3
47,333	MMI Holdings Ltd.	120,375	0.1
3,667	Muenchener Rueckversicherungs AG	573,381	0.3
72,846	National Australia Bank Ltd.	1,915,256	1.1
1,400	National Bank Of Canada	105,951	0.1
55,116	Natixis	173,020	0.1
77,000	New World Development Ltd.	118,657	0.1
12,950	New York Community Bancorp., Inc.	183,372	0.1
8,050	NKSJ Holdings, Inc.	156,991	0.1
51,819	Nordea Bank AB	512,904	0.3
3,100	NYSE Euronext	76,415	0.0
45,585	Old Mutual PLC	125,410	0.1
9,800	Old Republic International Corp.	91,140	0.0
3,100	Omega Healthcare Investors, Inc.	70,463	0.0
7,500	People’s United Financial, Inc.	91,050	0.0
2,600	Piedmont Office Realty Trust, Inc.	45,084	0.0
26,883	Platinum Asset Management Ltd.	98,558	0.1
3,600	Plum Creek Timber Co., Inc.	157,824	0.1
3,125	Pohjola Bank PLC	41,195	0.0
8,700	Power Corp. of Canada	211,504	0.1
13,600	Power Financial Corp.	351,517	0.2
21,523	Powszechna Kasa Oszczednosci Bank Polski S.A.	239,210	0.1
3,400	Principal Financial Group, Inc.	91,596	0.1
35,877	Prudential PLC	465,874	0.3
1,600	Powszechny Zaklad Ubezpieczen SA	179,979	0.1
28,883	QBE Insurance Group Ltd.	385,742	0.2
2,471	Raiffeisen International Bank Holding AG	89,606	0.0
7,995	Ratos AB	70,554	0.0
2,900	Realty Income Corp.	118,581	0.1
2,200	Regency Centers Corp.	107,206	0.1
37,700	Resona Holdings, Inc.	154,363	0.1
6,348	RioCan Real Estate Investment Trust	178,669	0.1
18,529	Royal Bank of Canada	1,065,639	0.6
105,145	Royal & Sun Alliance Insurance Group	187,972	0.1
11,880	Sampo OYJ	370,191	0.2
36,205	Sanlam Ltd.	163,598	0.1
6,062	Scor S.A.	156,257	0.1
23,291	Segro PLC	85,554	0.0
4,000	Senior Housing Properties Trust	87,120	0.0
23,000	Singapore Exchange Ltd.	130,724	0.1
64,000	Sino Land Co.	119,184	0.1
28,625	Skandinaviska Enskilda Banken AB	239,860	0.1
21,395	Standard Bank Group Ltd.	271,792	0.2
27,773	Standard Chartered PLC	629,308	0.3
55,520	Standard Life PLC	245,081	0.1
19,900	Sumitomo Mitsui Financial Group, Inc.	620,048	0.3
28,000	Sun Hung Kai Properties Ltd.	407,413	0.2
10,900	Sun Life Financial, Inc.	253,014	0.1
33,377	Suncorp-Metway Ltd.	318,365	0.2
10,251	Svenska Handelsbanken AB	384,710	0.2
15,499	Swedbank AB	291,520	0.2
813	Vienna Insurance Group	34,523	0.0
98,580	Westpac Banking Corp.	2,527,678	1.4
		45,885,246	25.4
	Health Care: 8.9%
6,100	Astellas Pharma, Inc.	309,148	0.2
27,944	AstraZeneca PLC	1,334,190	0.7
20,699	Bristol-Myers Squibb Co.	698,591	0.4
703	Cochlear Ltd.	48,771	0.0
12,400	Daiichi Sankyo Co., Ltd.	204,256	0.1
4,500	Eisai Co., Ltd.	202,716	0.1
17,749	Eli Lilly & Co.	841,480	0.5
84,621	GlaxoSmithKline PLC	1,953,280	1.1
40,141	Merck & Co., Inc.	1,810,359	1.0
36,751	Novartis AG	2,249,290	1.3
90,823	Pfizer, Inc.	2,256,952	1.2
9,168	Roche Holding AG - Genusschein	1,714,844	1.0
19,837	Sanofi-Aventis	1,697,580	0.9
1,300	Shionogi & Co., Ltd.	19,811	0.0
5,727	Sonic Healthcare Ltd.	80,225	0.1
13,100	Takeda Pharmaceutical Co., Ltd.	602,699	0.3
		16,024,192	8.9
	Industrials: 6.3%
12,465	Abertis Infraestructuras S.A.	183,712	0.1
15,286	ACS Actividades de Construccion y Servicios S.A.	315,054	0.2
21,000	Asahi Glass Co., Ltd.	139,701	0.1
16,428	Altantia S.p.A.	255,535	0.1
79,660	BAE Systems PLC	418,833	0.2
8,490	Balfour Beatty PLC	41,724	0.0

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
8,244		Bouygues S.A.	$200,471	0.1
28,170		Brambles Ltd.	204,126	0.1
46,000		China Merchants Holdings International Co., Ltd.	140,977	0.1
8,225		Cie de Saint-Gobain	287,893	0.2
67,000		Citic Pacific Ltd.	80,004	0.0
12,000		Dai Nippon Printing Co., Ltd.	83,676	0.1
22,815		Deutsche Post AG	445,707	0.3
89,610		Far Eastern New Century Corp.	100,809	0.1
13,170		Ferrovial SA	171,579	0.1
26,000		Hopewell Holdings	89,593	0.1
166,000		Hutchison Port Holdings Trust	120,350	0.1
3,280		IMI PLC	47,782	0.0
1,100		Iron Mountain, Inc.	37,521	0.0
25,700		Itochu Corp.	259,449	0.1
27,900		Keppel Corp., Ltd.	257,958	0.1
2,588		Koninklijke Boskalis Westminster NV	93,491	0.1
1,054		Kuehne & Nagel International AG	119,274	0.1
2,818		Legrand S.A.	106,221	0.1
4,400		Lockheed Martin Corp.	410,872	0.2
3,636		Metso OYJ	130,243	0.1
24,000		Mitsubishi Corp.	434,709	0.2
29,300		Mitsui & Co., Ltd.	411,069	0.2
24,172		Orkla ASA	184,170	0.1
5,200		Pitney Bowes, Inc.	71,864	0.1
3,507		Randstad Holdings NV	116,565	0.1
4,831		Rexel SA	97,208	0.1
16,020		Koninklijke Philips Electronics NV	374,026	0.2
6,098		Scania AB - B Shares	112,105	0.1
6,943		Schneider Electric S.A.	410,494	0.2
50,000		SembCorp Marine Ltd.	201,113	0.1
98		SGS S.A.	201,530	0.1
21,000		SIA Engineering Co., Ltd.	71,149	0.0
12,568		Siemens AG	1,257,058	0.7
43,000		Singapore Airlines Ltd.	375,303	0.2
10,891		Skanska AB	176,651	0.1
6,013		SKF AB - B Shares	129,939	0.1
4,787		Smiths Group PLC	80,414	0.1
81,269		Snam Rete Gas S.p.A.	360,490	0.2
73,000		Singapore Technologies Engineering Ltd.	210,049	0.1
17,700		Sumitomo Corp.	238,111	0.1
23,800		Sydney Airport	77,898	0.0
17,228		Toll Holdings Ltd.	78,353	0.0
5,000		Toppan Printing Co., Ltd.	28,999	0.0
2,290		Vallourec	96,752	0.1
9,969		Vinci S.A.	424,161	0.2
6,500		Waste Management, Inc.	208,520	0.1
82,000		Yangzijiang Shipbuilding Holdings Ltd.	65,118	0.0
6,633		Zardoya Otis SA	78,027	0.0
110,000		Zhejiang Expressway Co., Ltd.	76,473	0.0
			11,390,873	6.3
		Information Technology: 1.9%
14,398		Asustek Computer, Inc.	155,864	0.1
15,400		Canon, Inc.	494,305	0.3
117,720		Compal Electronics, Inc.	105,492	0.0
2,411		Computershare Ltd.	20,686	0.0
36,000		Delta Electronics, Inc.	138,878	0.1
35,132		Telefonaktiebolaget LM Ericsson	320,442	0.2
26,000		HTC Corp.	251,074	0.1
33,390		Lite-On Technology Corp.	43,007	0.0
28,000		MediaTek, Inc.	294,813	0.2
4,100		Microchip Technology, Inc.	134,234	0.1
115,189		Nokia OYJ	298,940	0.2
4,750		Paychex, Inc.	158,127	0.1
73,220		Quanta Computer, Inc.	194,140	0.1
16,600		Redecard S.A.	286,186	0.1
11,000		Ricoh Co., Ltd.	92,892	0.0
6,314		Sage Group PLC	31,994	0.0
102,560		Siliconware Precision Industries Co.	113,576	0.1
22,525	@	STMicroelectronics NV	121,572	0.1
312,000		United Microelectronics Corp.	129,100	0.1
60,267		Wistron Corp.	72,163	0.0
			3,457,485	1.9
		Materials: 7.4%
2,620		Akzo Nobel NV	147,943	0.1
24,245		Amcor Ltd.	194,537	0.1
93,387		Asia Cement Corp.	117,680	0.1
12,397		BASF AG	1,047,498	0.6
45,008		BHP Billiton Ltd.	1,537,873	0.8
28,776		BHP Billiton PLC	898,621	0.5
257,810		China Steel Corp.	234,864	0.1
35,100		Cia Siderurgica Nacional S.A.	198,593	0.1
9,700	@	CRH PLC	186,291	0.1
81,714		Eregli Demir ve Celik Fabrikalari TAS	100,598	0.0
26,407		Eurasian Natural Resources Corp.	132,029	0.1
21,326		Evraz PLC	85,156	0.0
16,731		Fletcher Building Ltd.	96,307	0.0
174,000		Formosa Chemicals & Fibre Co.	465,964	0.3
168,000		Formosa Plastics Corp.	478,670	0.3
12,296		Fresnillo PLC	369,067	0.2
122,200		Grupo Mexico SA de CV Series B	403,860	0.2
9,078		Iluka Resources Ltd.	92,795	0.0
6,908		Impala Platinum Holdings Ltd.	115,387	0.1
33,489		Incitec Pivot Ltd.	102,831	0.0
336,500		Vale Indonesia Tbk PT	103,109	0.1
30,999		Israel Chemicals Ltd.	376,505	0.2
3,224		K+S AG	158,831	0.1
9,878		Kazakhmys PLC	110,828	0.1
6,996		KGHM Polska Miedz SA	333,765	0.2
1,987		Koninklijke DSM NV	99,120	0.0
8,425		Kumba Iron Ore Ltd.	507,849	0.3
24,100		MMC Norilsk Nickel ADR	385,653	0.2
206,000		Nan Ya Plastics Corp.	411,939	0.2
8,600		Novolipetsk Steel GDR	171,086	0.1
3,300		Nucor Corp.	126,258	0.1
6,068		Orica Ltd.	156,045	0.1
12,214		OZ Minerals Ltd.	84,792	0.0

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Materials: (continued)
101,400	Petronas Chemicals Group Bhd	$211,782	0.1
6,800	Phosagro OAO GDR	91,188	0.1
58,300	PTT Global Chemical PCL	119,165	0.1
11,749	Rexam PLC	82,667	0.0
15,875	Rio Tinto PLC	742,305	0.4
17,581	Southern Copper Corp.	604,083	0.3
16,813	Stora Enso OYJ (Euro Denominated Security)	104,750	0.1
7,152	Svenska Cellulosa AB - B Shares	132,969	0.1
84,000	Taiwan Cement Corp.	103,658	0.1
14,149	UPM-Kymmene OYJ	160,445	0.1
47,100	Vale SA	841,980	0.5
3,460	Voestalpine AG	103,719	0.1
		13,331,055	7.4
	Telecommunication Services: 16.1%
53,200	Advanced Info Service PCL	369,454	0.2
90,775	AT&T, Inc.	3,422,218	1.9
12,768	BCE, Inc.	561,709	0.3
12,484	Belgacom S.A.	380,930	0.2
5,000	Bell Aliant, Inc.	138,796	0.1
121,870	Bezeq Israeli Telecommunication Corp., Ltd.	142,367	0.1
89,199	BT Group PLC	332,512	0.2
13,119	CenturyTel, Inc.	530,008	0.3
258,500	China Mobile Ltd.	2,865,708	1.6
155,673	Chunghwa Telecom Co., Ltd.	497,320	0.3
107,274	Deutsche Telekom AG	1,319,231	0.7
152,000	Digi.Com BHD	262,004	0.1
2,520	Elisa OYJ	57,026	0.0
5,224	Empresa Nacional de Telecom	108,864	0.1
61,159	Far EasTone Telecommunications Co., Ltd.	150,923	0.1
111,520	France Telecom S.A.	1,350,460	0.8
46,776	Frontier Communications Corp.	229,202	0.1
3,770	Globe Telecom, Inc.	104,545	0.1
6,913	Inmarsat PLC	66,003	0.0
43,737	Koninklijke KPN NV	332,936	0.2
4,603	KT Corp.	145,401	0.1
134,200	Maxis Bhd	303,586	0.2
19,500	Mobile Telesystems OJSC ADR	341,640	0.2
27,838	MTN Group Ltd.	537,416	0.3
16,700	Nippon Telegraph & Telephone Corp.	794,587	0.4
574	NTT DoCoMo, Inc.	927,398	0.5
23,300	Oi SA	112,405	0.1
51,130	Portugal Telecom SGPS S.A.	252,643	0.1
6,000	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	242,905	0.1
82,933	Shin Corp. PCL	184,344	0.1
373,000	Singapore Telecommunications Ltd.	971,273	0.5
1,630	SK Telecom Co., Ltd.	214,111	0.1
52,000	StarHub Ltd.	157,366	0.1
68,000	Taiwan Mobile Co., Ltd.	247,978	0.1
21,460	TDC A/S	156,577	0.1
14,786	Tele2 AB - B Shares	268,543	0.2
85,632	Telecom Corp. of New Zealand Ltd.	168,594	0.1
292,509	Telecom Italia S.p.A.	293,841	0.2
10,600	Telefonica O2 Czech Republic A/S	214,310	0.1
11,695	Telekom Austria AG	82,703	0.1
45,079	Telekomunikacja Polska S.A.	231,470	0.1
273,500	Telekomunikasi Indonesia Tbk PT	268,474	0.2
23,885	Telenor ASA	466,180	0.3
81,782	TeliaSonera AB	588,475	0.3
419,072	Telstra Corp., Ltd.	1,698,917	0.9
2,450	TELUS Corp.	154,536	0.1
102,386	Turk Telekomunikasyon AS	407,816	0.2
40,818	Verizon Communications, Inc.	1,860,076	1.0
30,064	Vivendi	585,858	0.3
21,059	Vodacom Group Pty Ltd.	258,397	0.1
905,621	Vodafone Group PLC	2,573,450	1.4
17,750	Windstream Corp.	179,453	0.1
		29,112,939	16.1
	Telecommunications: 0.4%
4,400	Philippine Long Distance Telephone Co.	293,552	0.2
1,096	Swisscom AG	441,228	0.2
		734,780	0.4
	Utilities: 9.2%
157,400	Aboitiz Power Corp.	126,493	0.1
1,607	Acciona S.A.	91,547	0.0
98,614	AES Gener SA	59,730	0.0
2,400	AES Tiete SA	21,594	0.0
10,850	AGL Energy Ltd.	168,099	0.1
400	AGL Resources, Inc.	16,364	0.0
36,976	Aguas Andinas SA	24,803	0.0
2,500	Alliant Energy Corp.	108,475	0.1
4,650	Ameren Corp.	151,915	0.1
8,400	American Electric Power Co., Inc.	369,096	0.2
7,700	CenterPoint Energy, Inc.	164,010	0.1
95,400	Centrica PLC	504,821	0.3
12,228	CEZ A/S	456,256	0.3
11,800	Chubu Electric Power Co., Inc.	153,221	0.1
4,700	Chugoku Electric Power Co., Inc.	62,473	0.0
11,955	Cia Energetica de Minas Gerais	128,912	0.1
31,500	CLP Holdings Ltd.	267,371	0.1
900	CMS Energy Corp.	21,195	0.0
4,350	Consolidated Edison, Inc.	260,521	0.1
22,600	CPFL Energia S.A.	248,603	0.1
7,800	Dominion Resources, Inc.	412,932	0.2
3,655	Drax Group PLC	29,924	0.0
2,600	DTE Energy Co.	155,844	0.1
9,492	Duke Energy Corp.	615,082	0.3
42,633	E.ON AG	1,013,085	0.6

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities: (continued)
40,170		Electricite de France SA	$839,949	0.5
9,300		EDP - Energias do Brasil S.A.	58,353	0.0
22,400		Centrais Eletricas Brasileiras SA	133,477	0.1
4,297		Enagas	84,738	0.0
15,040		Endesa S.A.	289,189	0.2
299,675		Enel S.p.A.	1,061,647	0.6
100,338		Energias de Portugal S.A.	275,665	0.2
2,300		Entergy Corp.	159,390	0.1
11,200		Exelon Corp.	398,496	0.2
6,000		FirstEnergy Corp.	264,600	0.2
17,212		Fortum OYJ	317,133	0.2
16,504		Gas Natural SDG S.A.	233,542	0.1
58,288		Gaz de France	1,299,358	0.7
35,500		Power Assets Holdings Ltd.	301,430	0.2
1,550		Integrys Energy Group, Inc.	80,910	0.0
14,500		Kansai Electric Power Co., Inc.	113,101	0.1
10,100		Kyushu Electric Power Co., Inc.	83,295	0.0
9,000		Light S.A.	104,595	0.1
15,200		Manila Electric Co.	92,908	0.1
71,358		National Grid PLC	787,142	0.4
6,600		Pepco Holdings, Inc.	124,740	0.1
329,500		Perusahaan Gas Negara PT	141,621	0.1
5,850		Pacific Gas & Electric Co.	249,619	0.1
2,300		Pinnacle West Capital Corp.	121,440	0.1
7,400		PPL Corp.	214,970	0.1
6,200		Public Service Enterprise Group, Inc.	199,516	0.1
1,774		Red Electrica de Espana	84,081	0.0
13,150		RWE AG	588,437	0.3
2,700		SCANA Corp.	130,329	0.1
20,088		Scottish & Southern Energy PLC	452,035	0.2
4,819		Severn Trent PLC	130,676	0.1
11,462		Southern Co.	528,284	0.3
10,891		Suez Environnement S.A.	123,194	0.1
15,700		Tauron Polska Energia SA	23,998	0.0
5,300		TECO Energy, Inc.	94,022	0.1
49,999		Terna S.p.A	186,439	0.1
7,400		Tractebel Energia S.A.	116,626	0.1
4,700		Transalta Corp.	71,951	0.0
15,277		United Utilities Group PLC	176,620	0.1
8,032		Vector Ltd.	18,958	0.0
12,819		Veolia Environnement	137,920	0.1
			16,526,760	9.2
		Total Common Stock
		(Cost $162,766,582)	175,889,112	97.5

RIGHTS: 0.0%
		Financials: 0.0%
1,586	@	CaixaBank	5,964	0.0
30,100	@	Krung Thai Bank PCL	5,588	0.0

		Total Rights
		(Cost $—)	11,552	0.0

		Total Long-Term Investments
		(Cost $162,766,582)	175,900,664	97.5

SHORT-TERM INVESTMENTS: 0.0%
		Mutual Funds: 0.0%
50,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $50,000)	50,000	0.0

		Total Short-Term Investments
		(Cost $50,000)	50,000	0.0

		Total Investments in Securities (Cost $162,816,582)	$175,950,664	97.5
		Assets in Excess of Other Liabilities	4,476,453	2.5
		Net Assets	$180,427,117	100.0

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	Cost for federal income tax purposes is $165,075,893.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$26,473,357
	Gross Unrealized Depreciation	(15,598,586)
	Net Unrealized Appreciation	$10,874,771

PORTFOLIO OF INVESTMENTS
ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$629,252	$5,149,726	$—	$5,778,978
Consumer Staples	2,925,244	7,334,557	—	10,259,801
Energy	8,428,526	14,958,477	—	23,387,003
Financials	9,334,110	36,551,136	—	45,885,246
Health Care	5,607,382	10,416,810	—	16,024,192
Industrials	849,127	10,541,746	—	11,390,873
Information Technology	578,547	2,878,938	—	3,457,485
Materials	2,265,962	11,065,093	—	13,331,055
Telecommunication Services	8,327,592	20,785,347	—	29,112,939
Telecommunications	—	734,780	—	734,780
Utilities	6,296,574	10,230,186	—	16,526,760
Total Common Stock	45,242,316	130,646,796	—	175,889,112
Rights	—	11,552	—	11,552
Short-Term Investments	50,000	—	—	50,000
Total Investments, at fair value	$45,292,316	$130,658,348	$—	$175,950,664
Other Financial Instruments+
Futures	1,880	—	—	1,880
Total Assets	$45,294,196	$130,658,348	$—	$175,952,544
Liabilities Table
Other Financial Instruments+
Futures	$(52,616)	$—	$—	$(52,616)
Total Liabilities	$(52,616)	$—	$—	$(52,616)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	36	12/21/12	$2,696,760	$(50,400)
Mini MSCI Emerging Markets Index	18	12/21/12	894,600	(2,216)
S&P 500 E-Mini	13	12/21/12	932,230	1,880
			$4,523,590	$(50,736)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012